UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: January 31, 2012 for all funds in this filing except Wells Fargo Advantage Capital Growth Fund, Wells Fargo Advantage Disciplined U.S. Core Fund, Wells Fargo Advantage Endeavor Select Fund, Wells Fargo Advantage Growth Fund, Wells Fargo Advantage Intrinsic Value Fund, Wells Fargo Advantage Large Cap Core Fund, Wells Fargo Advantage Large Cap Growth Fund, Wells Fargo Advantage Large Company Value Fund, Wells Fargo Advantage Omega Growth Fund, Wells Fargo Advantage Premier Large Company Growth Fund, and Wells Fargo Advantage Strategic Large Cap Growth Fund, which had fiscal year end of July 31, 2011.

Date of reporting period: April 30, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Treasury Debt : 107.15%
U.S. Treasury Bill (z)	0.00%	08/02/2012	$700,000,000	$699,826,847
U.S. Treasury Bill (z)	0.01	05/17/2012	531,890,000	531,867,946
U.S. Treasury Bill (z)	0.05	05/03/2012	600,600,000	600,598,195
U.S. Treasury Bill (z)	0.08	05/10/2012	602,340,000	602,328,044
U.S. Treasury Bill (z)	0.08	06/07/2012	620,000,000	619,949,356
U.S. Treasury Bill (z)	0.08	07/05/2012	620,000,000	619,908,740
U.S. Treasury Bill (z)	0.08	07/12/2012	700,000,000	699,885,865
U.S. Treasury Bill (z)	0.08	07/19/2012	753,160,000	753,022,735
U.S. Treasury Bill (z)	0.08	07/26/2012	700,000,000	699,865,757
U.S. Treasury Bill (z)	0.09	05/24/2012	626,020,000	625,986,003
U.S. Treasury Bill (z)	0.09	06/28/2012	700,000,000	699,901,319
U.S. Treasury Bill (z)	0.09	06/30/2012	216,620,000	216,811,074
U.S. Treasury Bill (z)	0.10	06/14/2012	658,070,000	657,991,623
U.S. Treasury Bill (z)	0.10	06/21/2012	700,000,000	699,905,792
U.S. Treasury Bill (z)	0.11	05/31/2012	670,000,000	669,937,384
U.S. Treasury Bill (z)	0.15	09/13/2012	50,000,000	49,971,875
U.S. Treasury Bill (z)	0.15	10/11/2012	40,000,000	39,973,739
U.S. Treasury Note	0.38	08/31/2012	90,000,000	90,069,705
U.S. Treasury Note	0.63	07/31/2012	50,000,000	50,067,967
U.S. Treasury Note	0.75	05/31/2012	45,000,000	45,024,277
U.S. Treasury Note	1.38	05/15/2012	136,000,000	136,068,559
U.S. Treasury Note	1.38	09/15/2012	115,000,000	115,520,816
U.S. Treasury Note	1.38	10/15/2012	25,000,000	25,136,424
U.S. Treasury Note	1.38	11/15/2012	40,000,000	40,263,022
U.S. Treasury Note	1.50	07/15/2012	90,000,000	90,261,031
U.S. Treasury Note	1.75	08/15/2012	135,000,000	135,640,954
U.S. Treasury Note	1.88	06/15/2012	150,000,000	150,330,125
U.S. Treasury Note	4.13	08/31/2012	9,500,000	9,625,124
U.S. Treasury Note	4.25	09/30/2012	65,000,000	66,101,643

Total Treasury Debt (Cost $10,441,841,941)				10,441,841,941

Total Investments in Securities (Cost $10,441,841,941)*	107.15%			10,441,841,941

Other Assets and Liabilities, Net	(7.15)			(696,341,079)

Total Net Assets	100.00%			$9,745,500,862

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

1

WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND

NOTES TO PORTFOLIO OF INVESTMENTS – April 30, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage 100% Treasury Money Market Fund (the “Fund”).

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity. If amortized cost is determined not to approximate fair value, the fair value of portfolio securities will be determined under procedures established in good faith and approved by the Board of Trustees.

Investments which are not valued the method discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2012 all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended April 30, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Obligations : 99.95%

California : 95.65%

Other Municipal Debt : 2.48%
California State University Institute Series A (Education Revenue, JPMorgan Chase & Company LOC)	0.16%	05/14/2012	$14,605,000	$14,605,000
Los Angeles CA Schools Pooled Financing Series B-1 (Miscellaneous Revenue, GO of Participants Insured)	2.00	11/30/2012	10,000,000	10,101,447
Riverside County CA Teeter Financing Series B (Miscellaneous Revenue, Bank of Nova Scotia LOC)	0.14	06/07/2012	4,900,000	4,900,000
Sacramento CA MUD Series K-1 (Utilities Revenue, JPMorgan Chase & Company LOC)	0.15	06/07/2012	18,500,000	18,500,000

				48,106,447

Variable Rate Demand Notes §: 93.17%
ABAG Finance Authority for Nonprofit Corporation California Branson School (Education Revenue, Northern Trust Company LOC)	0.31	07/01/2038	6,700,000	6,700,000
ABAG Finance Authority for Nonprofit Corporation California Jewish Community Center (Miscellaneous Revenue, Bank of America NA LOC)	0.35	06/01/2029	4,120,000	4,120,000
ABAG Finance Authority for Nonprofit Corporation California Menlo School (Education Revenue, Northern Trust Company LOC)	0.31	09/01/2033	15,000,000	15,000,000
ABAG Finance Authority for Nonprofit Corporation California MFHR Acton Courtyard Series A (Housing Revenue, FHLMC Insured & LIQ)	0.25	04/01/2037	1,300,000	1,300,000
ABAG Finance Authority for Nonprofit Corporation California MFHR Fine Arts Building Projects Series A (Housing Revenue, FNMA Insured & LIQ)	0.24	07/15/2035	9,200,000	9,200,000
ABAG Finance Authority for Nonprofit Corporation California San Francisco University Series A (Education Revenue, Northern Trust Company LOC)	0.31	04/01/2035	1,040,000	1,040,000
ABAG Finance Authority For Nonprofit Corporation California Valley Christian Schools (Education Revenue, Bank of America NA LOC)	0.35	07/01/2039	19,480,000	19,480,000
ABAG Finance Authority for Nonprofit Corporation California Zoological Society of San Diego (Miscellaneous Revenue, Bank of America NA LOC)	0.32	10/01/2034	13,985,000	13,985,000
ABAG Finance Authority For Nonprofit Corporation San Francisco University High Series A (Education Revenue, Northern Trust Company LOC)	0.31	04/01/2036	6,660,000	6,660,000
Alameda CA PFA MFHA Eagle Parrot Project Series A (Housing Revenue, FNMA LOC & Insured)	0.35	05/15/2035	1,565,000	1,565,000
Anaheim CA Housing Authority Cobblestone Apartments Series B (Housing Revenue, FNMA Insured & LIQ)	0.23	03/15/2033	2,000,000	2,000,000
Anaheim CA Housing Authority Sea Wind Apartments Project Series C (Housing Revenue, FNMA Insured & LIQ)	0.23	07/15/2033	6,000,000	6,000,000
AustinTrust Bank of America Certificates Series 2008-3312 (GO, FSA-CR, NATL-RE Insured, Bank of America NA LIQ)	0.45	08/01/2032	6,920,000	6,920,000
Bay Area Toll Authority California Toll Bridge (Transportation Revenue, Union Bank NA LOC)	0.23	04/01/2047	20,810,000	20,810,000
Bay Area Toll Authority California Toll Bridge Series A (Transportation Revenue, Sumitomo Mitsui Banking Corporation LOC)	0.20	04/01/2045	34,700,000	34,700,000
Bay Area Toll Authority California Toll Bridge Series A2 (Transportation Revenue, Union Bank NA LOC)	0.20	04/01/2047	9,400,000	9,400,000
Branch Banking & Trust Municipal Trust Series 2049 (GO, FSA Insured, Branch Banking & Trust LIQ)	0.25	02/01/2027	9,540,000	9,540,000
California Alternative Energy Source Financing Authority GE Capital Corporation Series A (Utilities Revenue, Bank of America NA LOC)	0.26	10/01/2020	25,330,000	25,330,000
California CDA Aegis Moraga Project C (Housing Revenue, FNMA Insured & LIQ)	0.27	07/01/2027	7,255,000	7,255,000
California CDA Aegis Pleasant Hill Series H (Housing Revenue, FNMA Insured & LIQ)	0.23	07/01/2027	6,270,000	6,270,000
California CDA Arbor Ridge Apartments Series B (Tobacco Revenue, FHLMC Insured & LIQ)	0.26	11/01/2036	9,500,000	9,500,000

1

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §(continued)
California CDA Avian Glen Apartment Project CC (Housing Revenue, Citibank NA LOC)	0.25%	08/01/2039	$5,190,000	$5,190,000
California CDA Belmont Project Series F (Housing Revenue, FNMA Insured & LIQ)	0.22	06/15/2038	3,990,000	3,990,000
California CDA Charter Court Apartments Series L (Housing Revenue, FHLMC Insured & LIQ)	0.26	09/01/2040	3,555,000	3,555,000
California CDA Gas Supply Series 2010 (Utilities Revenue, Royal Bank of Canada SPA)	0.24	11/01/2040	44,010,000	44,010,000
California CDA Grande Apartments Series TT (Housing Revenue, FNMA Insured & LIQ)	0.24	12/15/2034	1,925,000	1,925,000
California CDA Health Facility Community Monterey Peninsula Series B (Health Revenue, U.S. Bank NA LOC)	0.22	06/01/2033	8,500,000	8,500,000
California CDA La Puente Apartments Series JJ (Housing Revenue, U.S. Bank NA LOC)	0.28	11/01/2031	6,775,000	6,775,000
California CDA Livermore Valley Arts Center Project (Miscellaneous Revenue, Bank of New York Mellon LOC)	0.18	12/01/2036	11,995,000	11,995,000
California CDA MFHR Canyon Country Apartments Series M (Housing Revenue, FHLMC Insured & LIQ)	0.23	12/01/2034	200,000	200,000
California CDA MFHR Granite Oaks Apartments Series R (Housing Revenue, FNMA Insured & LIQ)	0.24	10/15/2030	3,985,000	3,985,000
California CDA MFHR Imperial Park Apartments Series 00 (Housing Revenue, FHLMC Insured & LIQ)	0.26	11/01/2040	10,620,000	10,620,000
California CDA MFHR PFOTER Series MT-381 (Housing Revenue, FHLMC Insured)	0.45	02/01/2050	14,000,000	14,000,000
California CDA MFHR PFOTER Series MT-381 (Housing Revenue, FHLMC Insured & LIQ)	0.45	02/01/2053	11,000,000	11,000,000
California CDA MHRB Glen Haven Apartments Series 2002 (Housing Revenue, FNMA Insured & LIQ)	0.23	04/15/2035	7,000,000	7,000,000
California CDA Motion Picture & Television Fund Series A (Health Revenue, Northern Trust Company LOC)	0.22	03/01/2031	18,500,000	18,500,000
California CDA Multi-family Housing Desert Palms Series A (Housing Revenue, FHLMC LOC)	0.26	08/01/2045	3,300,000	3,300,000
California CDA Multi-family Housing PUTTER Series 2680 (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.33	05/15/2018	22,950,000	22,950,000
California CDA Multi-family Housing PUTTER Series 2681 (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.41	05/15/2018	1,300,000	1,300,000
California CDA Multi-family Housing Seasons at Lakewood Series A (Housing Revenue, FNMA Insured & LIQ)	0.24	05/15/2037	3,200,000	3,200,000
California CDA Oakmont Senior Living Series Y (Housing Revenue, FNMA Insured & LIQ)	0.25	08/01/2031	7,840,000	7,840,000
California CDA Olympus Park Apartments Series Y (Housing Revenue, FNMA Insured & LIQ)	0.23	10/15/2030	6,440,000	6,440,000
California CDA Pennsylvania Valley Apartment Authority Project Series 2001 (Housing Revenue, FHLMC Insured & LIQ)	0.49	08/01/2033	1,665,000	1,665,000
California CDA ROC RR-II-R-11621 (Health Revenue, FSA Insured, Citibank NA LIQ) 144A	0.26	08/15/2032	12,825,000	12,825,000
California CDA Seasons Senior Apartments Series B (Housing Revenue, FNMA Insured & LIQ)	0.23	05/15/2037	5,265,000	5,265,000
California CDA Series 3102 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.40	11/15/2048	25,422,423	25,422,423
California CDA Series 3108 (Health Revenue, AMBAC Insured, Morgan Stanley Bank LIQ) 144A	0.40	08/15/2038	6,000,000	6,000,000
California CDA Sunrise of Danville Project Series A (Housing Revenue, FNMA Insured & LIQ)	0.24	05/01/2027	5,665,000	5,665,000
California CDA Tyrella Gardens Apartments Series B (Housing Revenue, Citibank NA LOC)	0.30	06/01/2036	1,255,000	1,255,000
California CDA Villa Paseo Senior Project MM (Housing Revenue, East West Bank LOC)	0.24	11/01/2035	4,000,000	4,000,000
California CDA Village at Hesperia Series CCC (Housing Revenue, FNMA Insured & LIQ)	0.24	11/15/2039	2,300,000	2,300,000
California CDA Village at Ninth Apartments Series D (Housing Revenue, FNMA Insured & LIQ)	0.23	11/15/2035	4,375,000	4,375,000
California CDA Village at Shaw Apartments Series E (Housing Revenue, FNMA Insured & LIQ)	0.24	11/15/2035	3,605,000	3,605,000

2

WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §(continued)
California DWR Series 3019 (Water & Sewer Revenue, JPMorgan Chase Bank LIQ)	0.25%	06/01/2016	$4,885,000	$4,885,000
California Enterprise Development Authority Pocino Foods Company Project Series A (IDR, City National Bank LOC)	0.26	11/01/2038	7,665,000	7,665,000
California Finance Authority Kehillah Jewish High School Series 2009 (Education Revenue, California Bank & Trust LOC)	0.24	08/01/2039	13,790,000	13,790,000
California HFA Home Mortgage Series H (Housing Revenue, FNMA LOC)	0.23	02/01/2036	4,900,000	4,900,000
California HFFA California Presbyterian Homes (Health Revenue, Union Bank NA LOC)	0.24	07/01/2034	24,240,000	24,240,000
California HFFA Catholic Healthcare West Series B (Health Revenue, Bank of Montreal LOC)	0.23	03/01/2047	6,725,000	6,725,000
California HFFA Catholic Healthcare West Series C (Health Revenue, Bank of Montreal LOC)	0.18	03/01/2047	8,500,000	8,500,000
California HFFA Series B (Health Revenue)	0.23	10/01/2042	9,075,000	9,075,000
California HFFA Series C (Health Revenue, Northern Trust Company LOC)	0.18	10/01/2040	8,000,000	8,000,000
California HFFA Series C (Health Revenue)	0.18	10/01/2042	7,800,000	7,800,000
California HFFA St. Joseph Health System Series B (Health Revenue, U.S. Bank NA LOC)	0.25	07/01/2041	10,000,000	10,000,000
California HFFA St. Joseph Health System Series C (Health Revenue, Northern Trust Company LOC)	0.25	07/01/2041	23,700,000	23,700,000
California Infrastructure & Economic Development Bank California Academy Series C (Miscellaneous Revenue, East West Bank LOC)	0.25	12/01/2040	9,940,000	9,940,000
California Infrastructure & Economic Development Bank Le Lycee Francias de Los Angeles Project (Education Revenue, U.S. Bank NA LOC)	0.24	09/01/2036	2,865,000	2,865,000
California Infrastructure & Economic Development Bank Pacific Gas & Electric Company Series A (Utilities Revenue, Mizuho Corporate Bank LOC)	0.24	11/01/2026	11,500,000	11,500,000
California Infrastructure & Economic Development Bank Pacific Gas & Electric Company Series B (Utilities Revenue, Mizuho Corporate Bank LOC)	0.24	11/01/2026	28,145,000	28,145,000
California Infrastructure & Economic Development Bank Society for the Blind Project (Miscellaneous Revenue, U.S. Bank NA LOC)	0.28	01/01/2037	2,150,000	2,150,000
California Infrastructure & Economic Development Bank The Bay Institute Aquarium Foundation (Miscellaneous Revenue, Pacific Capital Bank NA LOC)	0.22	06/01/2025	6,400,000	6,400,000
California Municipal Finance Authority Pacific Institute Series A (Housing Revenue, California Bank & Trust LOC)	0.23	08/01/2037	21,055,000	21,055,000
California Municipal Finance Authority San Francisco Planning Project (IDR, Pacific Capital Bank NA LOC , FHLB LOC)	0.22	12/01/2042	6,935,000	6,935,000
California PCFA Burney Forest Products Project Series A (Resource Recovery Revenue, Union Bank of California LOC)	0.21	09/01/2020	14,700,000	14,700,000
California PCFA Solid Waste John B. & Ann M. Verwey Project (Resource Recovery Revenue, CoBank ACB LOC)	0.33	05/01/2028	3,400,000	3,400,000
California PCFA Solid Waste Milk Time Dairy Farms Project (Resource Recovery Revenue, CoBank ACB LOC)	0.33	11/01/2027	6,000,000	6,000,000
California PCFA Waste Connection Incorporated Project (Resource Recovery Revenue, Bank of America NA LOC)	0.35	08/01/2018	10,100,000	10,100,000
California Refunding Branch Banking & Trust Company Municipal Trust Series 2000 (GO, FSA Insured, Branch Banking & Trust LIQ)	0.26	07/10/2027	17,165,000	17,165,000
California Scripps Health Series F (Health Revenue, Northern Trust Company LOC)	0.18	10/01/2031	4,030,000	4,030,000
California Series A Subseries A-1-1 (GO, Royal Bank of Canada LOC)	0.22	05/01/2040	40,425,000	40,425,000
California Series A Subseries A-1-2 (GO, Royal Bank of Canada LOC)	0.22	05/01/2040	17,150,000	17,150,000
California Series A-2 (GO, Bank of Montreal LOC)	0.23	05/01/2033	12,700,000	12,700,000
California Series A-3 (GO, Bank of Montreal LOC)	0.21	05/01/2033	23,825,000	23,825,000
California Series C-2 (GO, Bank of Nova Scotia LOC)	0.30	05/01/2033	46,850,000	46,850,000
Camarillo CA Hacienda de Camarillo Project (Housing Revenue, FNMA Insured & LIQ)	0.23	10/15/2026	1,755,000	1,755,000
Central Basin California Municipal Water Distribution Series B (Water & Sewer Revenue, U.S. Bank NA LOC)	0.30	08/01/2037	10,620,000	10,620,000

3

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §(continued)
City of Newport Beach CA Memorial Hospital Series E (Health Revenue, Northern Trust Company LOC)	0.23%	12/01/2040	$12,500,000	$12,500,000
Corona CA Household Bank Project B (Housing Revenue, FNMA Insured & LIQ)	0.27	02/01/2023	11,000,000	11,000,000
East Bay California MUD Water System Series A-1 (Water & Sewer Revenue, Royal Bank of Canada SPA)	0.21	06/01/2038	34,520,000	34,520,000
Eclipse Funding Trust 2006-0002 Solar Eclipse Los Angeles (GO, U.S. Bank NA LOC & LIQ)	0.23	07/01/2030	10,000	10,000
Eclipse Funding Trust 2006-0065 Solar Eclipse Pepperdine (Education Revenue, U.S. Bank NA LOC & LIQ)	0.24	12/01/2013	2,175,000	2,175,000
Eclipse Funding Trust 2007-0079 Solar Eclipse Los Angeles (GO, U.S. Bank NA LOC & LIQ)	0.23	08/01/2032	10,185,000	10,185,000
Elsinore Valley CA Municipal Water District COP Series B (Water & Sewer Revenue, U.S. Bank NA LOC)	0.30	07/01/2035	6,750,000	6,750,000
Golden State CA Tobacco Securitization Corporation Series 3123 (Tobacco Revenue, Morgan Stanley Bank LIQ) 144A	0.40	06/01/2045	21,290,000	21,290,000
Golden State CA Tobacco Securitization Corporation Tobacco Settlement ROC RR-II-R-11442 (Tobacco Revenue, AGC-ICC Insured, Citibank NA LIQ)	0.60	06/01/2035	6,255,000	6,255,000
Hayward CA MFHR Shorewood Series A (Housing Revenue, FNMA Insured & LIQ)	0.26	07/15/2014	4,000,000	4,000,000
Highland CA RDA Jeffrey Court Senior Apartments (Housing Revenue, East West Bank LOC)	0.27	03/01/2028	6,620,000	6,620,000
Irvine CA Improvement Bond Act 1915 A1 Reassessment District #85-7 Series A (Miscellaneous Revenue, Bank of Tokyo-Mitsubishi UFJ LOC)	0.23	09/02/2032	23,515,000	23,515,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3903Z (Tax Revenue, NATL-RE Insured, JPMorgan Chase Bank LIQ) 144A	0.25	12/01/2027	5,000,000	5,000,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3931 (GO, JPMorgan Chase & Company LIQ)	0.25	08/12/2012	8,040,000	8,040,000
JPMorgan Chase PUTTER/DRIVER Trust Series 4023 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.25	06/26/2012	9,900,000	9,900,000
JPMorgan Chase PUTTER/DRIVER Trust Series 4064 (Miscellaneous Revenue, JPMorgan Chase Bank LOC & LIQ) 144A	0.25	06/28/2012	3,850,000	3,850,000
JPMorgan Chase PUTTER/DRIVER Trust Series 4065Z (Water & Sewer Revenue, JPMorgan Chase Bank LIQ) 144A	0.25	11/01/2019	5,950,000	5,950,000
JPMorgan Chase PUTTER/DRIVER Trust Series 4071 (Utilities Revenue, BHAC-CR, FSA-CR, AMBAC Insured, JPMorgan Chase & Company LIQ) 144A	0.25	11/15/2013	3,500,000	3,500,000
Kings County CA Housing Authority Edgewater Isle Apartments Series A (Housing Revenue, FNMA Insured & LIQ)	0.24	02/15/2031	6,100,000	6,100,000
Los Angeles CA Airport PUTTER Series 2000-A (Airport Revenue, JPMorgan Chase Bank LIQ) 144A	0.31	11/15/2025	8,000,000	8,000,000
Los Angeles CA CDA MFHR Met Apartments Project (Housing Revenue, FNMA Insured & LIQ)	0.24	12/15/2024	635,000	635,000
Los Angeles CA Community RDA Security Building Project Series A (Housing Revenue, FNMA Insured & LIQ)	0.26	12/15/2034	6,290,000	6,290,000
Los Angeles CA COP Samuel A Fryer Yavney Series A (Education Revenue, California Bank & Trust LOC)	0.23	08/01/2038	10,000,000	10,000,000
Los Angeles CA Metropolitan Transportation Authority Series C3 (Tax Revenue, Sumitomo Mitsui Banking Corporation LOC)	0.23	07/01/2025	13,600,000	13,600,000
Los Angeles CA Mission Village Terrace Apartments (Housing Revenue, East West Bank LOC)	0.24	07/01/2027	3,540,000	3,540,000
Los Angeles CA Waste Water System Series 2254 (Miscellaneous Revenue, NATL-RE Insured, JPMorgan Chase Bank LIQ)	0.25	06/01/2013	5,775,000	5,775,000
Los Angeles CA Waste Water System Series G (Water & Sewer Revenue, Bank of America NA LOC)	0.30	06/01/2032	8,330,000	8,330,000
Los Angeles CA Watts Athens Apartments Series A (Housing Revenue, Citibank (West) FSB LOC)	0.23	08/15/2030	4,300,000	4,300,000
Manteca CA RDA Amended Merger Project (Tax Revenue, State Street Bank & Trust Company LOC)	0.25	10/01/2042	10,530,000	10,530,000
Menlo Park CA CDA Las Pulgas Community Development (Tax Revenue, State Street Bank & Trust Company LOC)	0.25	01/01/2031	29,105,000	29,105,000

4

WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §(continued)
Metropolitan Water District Southern California Waterworks Class A (Water & Sewer Revenue, Citibank NA LIQ)	0.25%	07/01/2037	$19,300,000	$19,300,000
Modesto CA MFHR Live Oak Apartments Project (Miscellaneous Revenue, FNMA Insured & LIQ)	0.24	09/15/2024	5,675,000	5,675,000
Modesto County CA Multi-family Housing Shadowbrook Apartments Series A (Housing Revenue, FNMA Insured & LIQ)	0.26	05/15/2031	700,000	700,000
Morgan Hill CA RDA Tax Allocation Ojo de Agua Redevelopment Project A (Tax Revenue, Bank of Nova Scotia LOC)	0.30	09/01/2033	54,365,000	54,365,000
Napa CA Water Utility Improvements (Water & Sewer Revenue, AMBAC Insured, JPMorgan Chase Bank LIQ) 144A	0.25	11/01/2015	10,585,000	10,585,000
Oakland CA Joint Powers Financing Authority Revenue Series A (Housing Revenue, Citibank NA LOC)	0.28	07/01/2033	11,525,000	11,525,000
Oakland CA Redevelopment Authority MFHR (Miscellaneous Revenue, FHLMC Insured & LIQ)	0.45	10/01/2050	74,300,000	74,300,000
Oceanside CA MFHR Ace-Shadow Way Apartments Project Series 2009 (Housing Revenue, FHLMC LOC)	0.25	03/01/2049	1,050,000	1,050,000
Orange County CA Apartment Development Authority Project Class A (Housing Revenue, FNMA Insured & LIQ)	0.27	12/15/2028	6,070,000	6,070,000
Orange County CA Apartment Development Revenue Park Ridge Villas Project (Housing Revenue, FNMA Insured & LIQ)	0.21	11/15/2028	4,000,000	4,000,000
Orange County CA Apartment Development Revenue Villas Aliento Series E Project (Housing Revenue, FNMA Insured & LIQ)	0.24	08/15/2028	2,640,000	2,640,000
Petaluma CA CDS MFHR Oakmont at Petaluma Series A (Health Revenue, U.S. Bank NA LOC)	0.33	04/01/2026	500,000	500,000
Poway CA School District Series 3063 (GO, FSA Insured, Morgan Stanley Bank LIQ) 144A	0.40	08/01/2030	10,000,000	10,000,000
Rancho CA Water District Financing Authority Series B (Water & Sewer Revenue, U.S. Bank NA LOC)	0.22	08/15/2031	7,000,000	7,000,000
Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-17 (Miscellaneous Revenue, Royal Bank of Canada LIQ) 144A	0.25	03/01/2034	35,985,000	35,985,000
Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-4 (GO, Royal Bank of Canada LIQ) 144A	0.22	08/01/2033	5,000,000	5,000,000
Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-8 (GO, Royal Bank of Canada LIQ) 144A	0.22	08/01/2019	4,100,000	4,100,000
Sacramento County CA Housing Authority Arlington Creek Apartment Series I (Housing Revenue, FNMA Insured & LIQ)	0.23	05/15/2034	8,350,000	8,350,000
Sacramento County CA Housing Authority Logan Park Apartments Series E (Housing Revenue, FHLMC Insured & LIQ)	0.26	05/01/2042	10,000,000	10,000,000
Sacramento County CA Housing Authority MFHR Cascades Series D (Housing Revenue, FNMA Insured & LIQ)	0.23	09/15/2035	6,535,000	6,535,000
Sacramento County CA Housing Authority MFHR Normandy Park Apartments Series A (Housing Revenue, FNMA Insured & LIQ)	0.23	02/15/2033	6,000,000	6,000,000
Sacramento County CA Housing Authority River Series C (Housing Revenue, FNMA Insured & LIQ)	0.21	07/15/2029	5,000,000	5,000,000
Sacramento County CA Housing Authority Seasons at Winter Series C2 (Housing Revenue, FHLMC Insured & LIQ)	0.24	08/01/2034	2,900,000	2,900,000
Sacramento County CA Housing Authority Shenandoah Apartments Series F (Housing Revenue, FNMA Insured & LIQ)	0.23	09/15/2036	5,205,000	5,205,000
San Bernardino CA RDA Silver Woods Apartments Project (Housing Revenue, FNMA Insured & LIQ)	0.24	05/01/2026	7,000,000	7,000,000
San Bernardino County CA MFHR Green Valley Apartments Project Series A (Housing Revenue, FNMA Insured & LIQ)	0.21	05/15/2029	6,115,000	6,115,000
San Bernardino County CA Parkview Series A (Housing Revenue, FNMA Insured & LIQ)	0.24	02/15/2027	1,500,000	1,500,000
San Diego County CA Burnham Institute (Miscellaneous Revenue, Bank of America NA LOC)	0.32	11/01/2030	3,490,000	3,490,000
San Diego County CA Housing Authority Multifamily Housing Studio 15 Series B (Housing Revenue, Citibank NA LOC)	0.24	10/01/2039	5,315,000	5,315,000
San Diego County CA Regional Transportation Community Limited Tax Series C (Tax Revenue, Mizuho Corporate Bank SPA)	0.23	04/01/2038	57,705,000	57,705,000
San Diego County CA Water Authority COP Series 2873 (Water & Sewer Revenue, FSA Insured, JPMorgan Chase Bank LIQ)	0.25	05/01/2013	1,545,000	1,545,000

5

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §(continued)
San Francisco CA Bay Area Rapid Transit District ROC RR-II-R-I12318 (GO, Citibank NA LIQ) 144A	0.27%	08/01/2030	$7,500,000	$7,500,000
San Francisco CA City & County Airports Commission Second Series 36C (Airport Revenue, U.S. Bank NA LOC)	0.24	05/01/2026	14,070,000	14,070,000
San Francisco CA City & County Airports Commission Series 36-B (Airport Revenue, U.S. Bank NA LOC)	0.24	05/01/2026	12,310,000	12,310,000
San Francisco CA City & County RDA Community Facilities District Hunters Point Series A (Tax Revenue, JPMorgan Chase & Company LOC)	0.35	08/01/2036	9,450,000	9,450,000
San Francisco CA City & County RDA Fillmore Center Series B1 (Housing Revenue, FHLMC Insured & LIQ)	0.25	12/01/2017	12,900,000	12,900,000
San Francisco CA City & County RDA Notre Dame Apartments Series G (Housing Revenue, Citibank NA LOC)	0.26	12/01/2033	12,540,000	12,540,000
San Francisco CA City & County RDA Orlando Cepeda Place Series D (Housing Revenue, Citibank NA LOC)	0.34	11/01/2033	8,025,000	8,025,000
San Jose CA MFHR Raintree Apartments Series A (Housing Revenue, FHLMC Insured & LIQ)	0.27	02/01/2038	10,600,000	10,600,000
San Jose CA Turnleaf Apartments Series A (Housing Revenue, FHLMC Insured & LIQ)	0.27	06/01/2036	4,230,000	4,230,000
San Leandro CA Carlton Plaza Series A (Housing Revenue, FNMA Insured & LIQ)	0.26	09/15/2032	1,120,000	1,120,000
Santa Clara Valley CA Transportation Authority Measure A Project Series C (Tax Revenue, Sumitomo Mitsui Banking Corporation SPA)	0.23	04/01/2036	30,485,000	30,485,000
Santa Clara Valley CA Transportation Authority Series A (Tax Revenue, State Street Bank & Trust Company SPA)	0.17	06/01/2026	25,385,000	25,385,000
Santa Clara Valley CA Transportation Authority Series C (Tax Revenue, State Street Bank & Trust Company SPA)	0.20	06/01/2026	12,495,000	12,495,000
Santa Rosa CA Alderbrook Heights Apartments (Housing Revenue, Exchange Bank LOC)	0.28	05/01/2040	3,120,000	3,120,000
Southern California Public Power Authority Magnolia Power Project Series 2009-1-A (Utilities Revenue, U.S. Bank NA LOC)	0.22	07/01/2036	18,350,000	18,350,000
Sweetwater CA Union High School District ROC RR-II-R-11484 (GO, FSA Insured, Citibank NA LIQ)	0.45	02/01/2013	8,220,000	8,220,000
Tahoe Forest California Hospital District (Health Revenue, U.S. Bank NA LOC)	0.25	07/01/2033	2,540,000	2,540,000
Upland CA Community RDA Sunset Ridge Apartments (Housing Revenue, East West Bank LOC)	0.21	08/01/2037	18,000,000	18,000,000
Vacaville CA MFHR Sycamore Apartments Series A (Housing Revenue, FNMA Insured & LIQ)	0.22	05/15/2029	2,350,000	2,350,000
Vallejo CA Housing Authority Multi-family Mortgage Refunding (Housing Revenue, FNMA Insured & LIQ)	0.30	05/15/2022	885,000	885,000
Western California Municipal Water District Facilities Authority Series A (Water & Sewer Revenue, U.S. Bank NA LOC)	0.22	10/01/2032	15,425,000	15,425,000
Whittier CA Health Facilities Presbyterian Intercommunity Project Series C (Health Revenue, U.S. Bank NA LOC)	0.23	06/01/2036	900,000	900,000
Whittier CA Whittier College Series 2008 (Education Revenue, U.S. Bank NA LOC)	0.24	12/01/2038	7,515,000	7,515,000

				1,811,552,423

Other : 0.63%

Variable Rate Demand Notes §: 0.63%
FHLMC Multi-family Certificates (Housing Revenue)	0.31	08/15/2045	2,049,732	2,049,732
FHLMC Multi-family Certificates (Housing Revenue)	0.31	11/15/2034	10,151,693	10,151,693

				12,201,425

6

WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Puerto Rico : 3.67%

Variable Rate Demand Notes §: 3.67%
Puerto Rico Commonwealth Highway & Transportation Authority Series 2148 (Transportation Revenue, AGC-ICC, CIFG Insured, Morgan Stanley Bank LIQ)	0.40%	07/01/2041	$26,760,000	$26,760,000
Puerto Rico Sales Tax Financing Corporation ROC RR-II-R-11763 (Tax Revenue, Citibank NA LIQ) 144A	0.27	12/01/2047	12,750,000	12,750,000
Puerto Rico Commonwealth Highway & Transportation Authority Series A (Tax Revenue, Bank of Nova Scotia LOC)	0.21	07/01/2028	10,000,000	10,000,000
Puerto Rico Sales Tax Financing Corporation Series 3033 (Tax Revenue, Morgan Stanley Bank LIQ) 144A	0.40	08/01/2057	14,450,000	14,450,000
Puerto Rico Sales Tax Financing Corporation ROC RR-II-R-11851 (Tax Revenue, BHAC-CR, FGIC Insured, Citibank NA LIQ) 144A	0.27	02/01/2016	7,500,000	7,500,000

				71,460,000

Total Municipal Obligations (Cost $1,943,320,295)				1,943,320,295

Total Investments in Securities (Cost $1,943,320,295)*	99.95%	1,943,320,295

Other Assets and Liabilities, Net	0.05	957,864

Total Net Assets	100.00%	$1,944,278,159

§	These securities are subject to a demand feature which reduces the effective maturity.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

7

WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET FUND

NOTES TO PORTFOLIO OF INVESTMENTS – April 30, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage California Municipal Money Market Fund (the “Fund”).

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity. If amortized cost is determined not to approximate fair value, the fair value of portfolio securities will be determined under procedures established in good faith and approved by the Board of Trustees.

Investments which are not valued the method discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2012, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended April 30, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Certificates of Deposit : 13.52%
ANZ Banking Group London	0.21%	05/01/2012	$99,000,000	$99,000,000
Banco Del Estado De Chile	0.27	05/02/2012	40,000,000	40,000,000
Banco Del Estado De Chile	0.27	05/11/2012	40,000,000	40,000,000
Bank of Montreal	0.15	05/21/2012	65,000,000	65,000,000
Bank of Montreal	0.15	05/22/2012	65,000,000	65,000,000
Bank of Montreal	0.16	05/24/2012	71,000,000	71,000,000
Bank of Montreal	0.19	07/03/2012	40,000,000	40,000,000
Bank of Montreal	0.19	07/03/2012	17,000,000	17,000,000
Bank of Nova Scotia (z)	0.00	08/09/2012	7,000,000	7,009,429
Bank of Nova Scotia	0.15	05/21/2012	55,000,000	55,000,000
Bank of Nova Scotia ±	0.34	06/01/2012	5,000,000	5,000,435
Bank of Nova Scotia	0.67	06/11/2012	10,000,000	10,002,416
Bank of Tokyo-Mitsubishi LLC	0.16	05/07/2012	100,000,000	100,000,000
Bank of Tokyo-Mitsubishi LLC	0.17	05/09/2012	20,000,000	20,000,000
Bank of Tokyo-Mitsubishi LLC	0.18	05/18/2012	50,000,000	50,000,000
Bank of Tokyo-Mitsubishi LLC	0.22	05/04/2012	14,000,000	14,000,023
Mizuho Corporate Bank Limited	0.14	05/02/2012	100,000,000	100,000,000
National Australia Bank Limited (z)±	0.00	05/18/2012	128,000,000	128,016,640
National Bank of Canada	0.15	05/01/2012	75,000,000	75,000,000
National Bank of Kuwait	0.17	05/01/2012	50,000,000	50,000,000
Nordea Bank plc	0.87	09/13/2012	48,400,000	48,418,374
Norinchukin Bank	0.17	05/01/2012	60,000,000	60,000,000
Norinchukin Bank	0.17	05/04/2012	90,000,000	90,000,000
Oversea-Chinese Banking Corporation Limited	0.19	05/11/2012	32,000,000	32,000,000
Oversea-Chinese Banking Corporation Limited	0.23	06/26/2012	25,000,000	25,000,000
Oversea-Chinese Banking Corporation Limited	0.25	05/31/2012	25,000,000	25,000,000
Oversea-Chinese Banking Corporation Limited	0.25	07/26/2012	25,000,000	25,000,000
Oversea-Chinese Banking Corporation Limited	0.25	08/02/2012	25,000,000	25,000,000
Royal Bank of Canada ±	0.73	12/17/2012	53,000,000	53,000,000
Toronto-Dominion Bank	0.16	06/26/2012	27,000,000	27,000,000
Toronto-Dominion Bank	0.17	06/14/2012	55,000,000	55,000,000
Toronto-Dominion Bank	0.17	06/22/2012	70,000,000	70,000,000
Toronto-Dominion Bank	0.17	06/27/2012	70,000,000	70,000,000
Toronto-Dominion Bank	0.17	07/19/2012	45,000,000	45,000,000
Toronto-Dominion Bank	0.17	07/25/2012	45,000,000	45,000,000
Toronto-Dominion Bank	0.21	05/04/2012	12,000,000	12,000,000
Westpac Banking Corporation	0.33	06/11/2012	57,000,000	57,010,711

Total Certificates of Deposit (Cost $1,815,458,028)				1,815,458,028

Commercial Paper : 37.41%

Asset-Backed Commercial Paper : 21.14%
CAFCO LLC (z)144A	0.29	05/08/2012	15,000,000	14,999,154
CAFCO LLC (z)144A	0.29	05/09/2012	55,000,000	54,996,456
CAFCO LLC (z)144A	0.30	05/15/2012	30,000,000	29,996,500
CAFCO LLC (z)144A	0.30	05/16/2012	30,000,000	29,996,250
CAFCO LLC (z)144A	0.45	06/05/2012	20,000,000	19,991,250
Chariot Funding LLC (z)144A	0.19	05/08/2012	5,000,000	4,999,815
Chariot Funding LLC (z)144A	0.19	05/14/2012	26,000,000	25,998,216
Charta LLC (z)144A	0.29	05/03/2012	10,000,000	9,999,839
Charta LLC (z)144A	0.29	05/07/2012	10,000,000	9,999,517
Charta LLC (z)144A	0.29	05/08/2012	17,000,000	16,999,041
Charta LLC (z)144A	0.29	05/09/2012	20,000,000	19,998,711
Charta LLC (z)144A	0.30	05/10/2012	13,000,000	12,999,025
Charta LLC (z)144A	0.30	05/11/2012	12,000,000	11,999,000
Charta LLC (z)144A	0.33	05/02/2012	74,000,000	73,999,369
Charta LLC (z)144A	0.33	05/04/2012	42,000,000	41,998,912
Charta LLC (z)144A	0.43	05/15/2012	25,050,000	25,045,811
Charta LLC (z)144A	0.45	06/06/2012	20,000,000	19,991,000
Ciesco LLC (z)144A	0.30	05/14/2012	19,000,000	18,997,942
Ciesco LLC (z)144A	0.30	05/15/2012	19,000,000	18,997,783
Ciesco LLC (z)144A	0.30	05/16/2012	19,000,000	18,997,625
Ciesco LLC (z)144A	0.30	05/17/2012	30,000,000	29,996,000
Ciesco LLC (z)144A	0.45	06/01/2012	20,000,000	19,992,250

1

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Asset-Backed Commercial Paper (continued)
Collateralized Commercial Paper Company LLC (z)	0.31%	07/23/2012	$128,000,000	$127,908,516
Collateralized Commercial Paper Company LLC (z)	0.32	06/27/2012	26,000,000	25,986,827
CRC Funding LLC (z)144A	0.29	05/07/2012	27,000,000	26,998,695
CRC Funding LLC (z)144A	0.29	05/08/2012	27,000,000	26,998,478
CRC Funding LLC (z)144A	0.30	05/11/2012	19,000,000	18,998,417
Fairway Finance Corporation (z)144A	0.14	05/17/2012	10,000,000	9,999,378
Fairway Finance Corporation (z)144A	0.19	07/03/2012	31,000,000	30,989,693
Fairway Finance Corporation (z)144A	0.19	07/05/2012	9,000,000	8,996,913
Fairway Finance Corporation (z)144A	0.21	05/04/2012	3,000,000	2,999,948
Fairway Finance Corporation (z)144A	0.25	06/04/2012	15,000,000	14,996,458
Gotham Funding Corporation (z)144A	0.18	05/02/2012	25,000,000	24,999,875
Gotham Funding Corporation (z)144A	0.20	05/01/2012	11,000,000	11,000,000
Gotham Funding Corporation (z)144A	0.20	05/04/2012	45,000,000	44,999,250
Gotham Funding Corporation (z)144A	0.20	05/16/2012	21,000,000	20,998,250
Gotham Funding Corporation (z)144A	0.20	05/17/2012	21,000,000	20,998,133
Gotham Funding Corporation (z)144A	0.20	05/22/2012	25,000,000	24,997,083
Gotham Funding Corporation (z)144A	0.20	05/24/2012	25,000,000	24,996,806
Gotham Funding Corporation (z)144A	0.20	05/25/2012	17,000,000	16,997,733
Gotham Funding Corporation (z)144A	0.20	05/29/2012	5,000,000	4,999,222
Govco LLC (z)144A	0.30	05/03/2012	45,000,000	44,999,250
Govco LLC (z)144A	0.30	05/09/2012	17,000,000	16,998,867
Govco LLC (z)144A	0.45	06/07/2012	46,000,000	45,978,725
Jupiter Securitization Company LLC (z)144A	0.17	05/14/2012	19,000,000	18,998,834
Jupiter Securitization Company LLC (z)144A	0.19	05/11/2012	9,000,000	8,999,525
Jupiter Securitization Company LLC (z)144A	0.19	05/15/2012	43,179,000	43,175,810
Jupiter Securitization Company LLC (z)144A	0.19	05/17/2012	30,000,000	29,997,467
Jupiter Securitization Company LLC (z)144A	0.19	05/22/2012	22,000,000	21,997,562
Liberty Funding LLC (z)144A	0.15	05/24/2012	20,000,000	19,998,083
Liberty Funding LLC (z)144A	0.15	05/25/2012	40,000,000	39,996,000
Liberty Funding LLC (z)144A	0.17	05/18/2012	73,000,000	72,993,714
Liberty Funding LLC (z)144A	0.21	05/02/2012	26,000,000	25,999,848
Liberty Funding LLC (z)144A	0.23	05/15/2012	17,000,000	16,998,479
Manhattan Asset Funding (z)144A	0.19	05/07/2012	8,000,000	7,999,747
Market Street Funding Corporation (z)144A	0.24	07/02/2012	27,828,000	27,816,498
Market Street Funding Corporation (z)144A	0.25	07/11/2012	13,000,000	12,993,590
MetLife Short Term Funding LLC (z)144A	0.25	07/12/2012	35,000,000	34,982,500
MetLife Short Term Funding LLC (z)144A	0.16	05/21/2012	18,000,000	17,998,400
MetLife Short Term Funding LLC (z)144A	0.16	05/23/2012	18,000,000	17,998,240
MetLife Short Term Funding LLC (z)144A	0.16	05/22/2012	29,000,000	28,997,293
MetLife Short Term Funding LLC (z)144A	0.16	05/30/2012	10,000,000	9,998,711
MetLife Short Term Funding LLC (z)144A	0.18	05/18/2012	29,000,000	28,997,535
MetLife Short Term Funding LLC (z)144A	0.18	06/05/2012	17,000,000	16,997,025
MetLife Short Term Funding LLC (z)144A	0.18	06/06/2012	30,000,000	29,994,600
Old Line Funding LLC (z)144A	0.18	06/18/2012	30,000,000	29,992,800
Old Line Funding LLC (z)144A	0.18	06/21/2012	31,000,000	30,992,095
Old Line Funding LLC (z)144A	0.18	06/25/2012	18,000,000	17,995,050
Old Line Funding LLC (z)144A	0.18	07/02/2012	19,018,000	19,012,104
Old Line Funding LLC (z)144A	0.19	05/10/2012	30,000,000	29,998,575
Old Line Funding LLC (z)144A	0.19	05/11/2012	20,000,000	19,998,944
Old Line Funding LLC (z)144A	0.19	05/21/2012	25,000,000	24,997,361
Old Line Funding LLC (z)144A	0.19	05/22/2012	7,000,000	6,999,224
Old Line Funding LLC (z)144A	0.19	05/23/2012	24,000,000	23,997,213
Old Line Funding LLC (z)144A	0.19	05/24/2012	11,000,000	10,998,665
Old Line Funding LLC (z)144A	0.19	05/29/2012	10,000,000	9,998,522
Old Line Funding LLC (z)144A	0.20	05/14/2012	22,050,000	22,048,408
Old Line Funding LLC (z)144A	0.22	05/07/2012	27,036,000	27,035,009
Straight-A Funding LLC 144A	0.18	07/17/2012	140,000,000	139,946,100
Straight-A Funding LLC (z)144A	0.18	06/01/2012	60,000,000	59,990,700
Straight-A Funding LLC (z)144A	0.18	06/20/2012	25,000,000	24,993,750
Straight-A Funding LLC (z)144A	0.18	07/20/2012	103,000,000	102,958,800
Straight-A Funding LLC (z)144A	0.18	07/23/2012	25,000,000	24,989,625
Sydney Capital Corporation (z)144A	0.30	05/16/2012	17,000,000	16,997,875
Sydney Capital Corporation (z)144A	0.30	06/15/2012	5,000,000	4,998,125
Sydney Capital Corporation (z)144A	0.30	06/25/2012	22,600,000	22,589,642
Thunder Bay Funding LLC (z)144A	0.18	06/11/2012	13,000,000	12,997,335

2

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Asset-Backed Commercial Paper (continued)
Thunder Bay Funding LLC (z)144A	0.18%	06/13/2012	$17,039,000	$17,035,337
Thunder Bay Funding LLC (z)144A	0.18	06/18/2012	55,000,000	54,986,800
Thunder Bay Funding LLC (z)144A	0.18	06/25/2012	25,000,000	24,993,125
Thunder Bay Funding LLC (z)144A	0.19	05/14/2012	15,019,000	15,017,970
Thunder Bay Funding LLC (z)144A	0.19	05/21/2012	50,000,000	49,994,722
Thunder Bay Funding LLC (z)144A	0.19	05/22/2012	17,000,000	16,998,116
Thunder Bay Funding LLC (z)144A	0.19	05/23/2012	25,000,000	24,997,097
Thunder Bay Funding LLC (z)144A	0.19	05/24/2012	11,000,000	10,998,665
Thunder Bay Funding LLC (z)144A	0.19	06/01/2012	28,000,000	27,995,419
Victory Receivables (z)144A	0.20	05/03/2012	7,000,000	6,999,922
Victory Receivables (z)144A	0.20	05/04/2012	21,000,000	20,999,650
Victory Receivables (z)144A	0.20	05/08/2012	6,000,000	5,999,767
Victory Receivables (z)144A	0.20	05/10/2012	14,000,000	13,999,300
Victory Receivables (z)144A	0.20	05/11/2012	45,000,000	44,997,500
Victory Receivables (z)144A	0.20	05/16/2012	26,000,000	25,997,833
Victory Receivables (z)144A	0.20	05/17/2012	41,000,000	40,996,355
Victory Receivables (z)144A	0.20	05/21/2012	30,000,000	29,996,667
Victory Receivables (z)144A	0.20	05/24/2012	23,000,000	22,997,061
White Point Funding Incorporated (z)144A	0.57	06/01/2012	7,000,000	6,996,564
White Point Funding Incorporated (z)144A	0.57	06/04/2012	7,000,000	6,996,232
Working Capital Management Company (z)144A	0.27	05/01/2012	23,000,000	23,000,000

				2,840,275,468

Financial Company Commercial Paper : 11.39%
ANZ National Limited (z)144A	0.28	05/02/2012	53,000,000	52,999,588
ASB Finance Limited ±144A	0.55	06/08/2012	63,000,000	62,999,459
ASB Finance Limited ±144A	0.57	05/31/2012	64,000,000	64,000,000
Australia & New Zealand Banking Group Limited (z)144A	0.18	07/26/2012	45,000,000	44,980,650
Axis Bank Limited (z)	0.53	05/11/2012	40,000,000	39,994,111
Axis Bank Limited (Dubai) (z)	0.55	05/23/2012	22,000,000	21,992,606
Axis Bank Limited (Dubai) (z)	0.55	05/10/2012	18,000,000	17,997,525
BNZ International Funding Limited (z)144A	0.24	05/21/2012	10,000,000	9,998,667
BNZ International Funding Limited (z)144A	0.25	06/28/2012	30,000,000	29,987,917
BNZ International Funding Limited (z)144A	0.26	05/04/2012	13,000,000	12,999,718
BNZ International Funding Limited (z)144A	0.28	05/11/2012	17,150,000	17,148,666
BNZ International Funding Limited (z)144A	0.28	05/15/2012	36,000,000	35,996,080
Caisse Centrale Desjardins du Quebec (z)144A	0.00	06/01/2012	10,000,000	9,998,450
Caisse Centrale Desjardins du Quebec (z)144A	0.16	05/01/2012	13,000,000	13,000,000
Caisse Centrale Desjardins du Quebec (z)144A	0.18	05/14/2012	40,000,000	39,997,400
Caisse Centrale Desjardins du Quebec (z)144A	0.18	05/25/2012	6,000,000	5,999,280
Caisse Centrale Desjardins du Quebec (z)144A	0.19	05/17/2012	80,000,000	79,993,467
Caisse Centrale Desjardins du Quebec (z)144A	0.19	05/24/2012	22,000,000	21,997,330
Caisse Centrale Desjardins du Quebec (z)144A	0.20	05/07/2012	15,000,000	14,999,500
Caisse Centrale Desjardins du Quebec (z)144A	0.20	05/08/2012	49,000,000	48,998,094
Caisse Centrale Desjardins du Quebec (z)144A	0.20	05/10/2012	35,000,000	34,998,250
Caisse Centrale Desjardins du Quebec (z)144A	0.20	07/03/2012	26,000,000	25,990,900
Commonwealth Bank of Australia (z)144A	0.17	05/07/2012	60,000,000	59,998,350
Commonwealth Bank of Australia (z)144A	0.19	07/13/2012	40,000,000	39,984,994
Commonwealth Bank of Australia (z)144A	0.19	06/01/2012	9,000,000	8,998,528
Commonwealth Bank of Australia (z)144A	0.19	06/07/2012	54,000,000	53,989,455
Commonwealth Bank of Australia (z)144A	0.19	06/15/2012	43,000,000	42,989,788
Commonwealth Bank of Australia (z)144A	0.19	07/09/2012	43,000,000	42,984,341
DBS Bank Limited (z)144A	0.20	07/02/2012	10,000,000	9,996,556
DBS Bank Limited (z)144A	0.21	07/16/2012	55,000,000	54,975,617
DBS Bank Limited (z)144A	0.23	08/02/2012	20,000,000	19,988,117
DBS Bank Limited (z)144A	0.37	05/01/2012	43,000,000	43,000,000
DBS Bank Limited (z)144A	0.37	05/03/2012	17,000,000	16,999,651
National Rural Utilities Corporation (z)	0.15	05/22/2012	21,700,000	21,698,101
National Rural Utilities Corporation (z)	0.15	06/06/2012	8,000,000	7,998,800
Oversea-Chinese Banking Corporation Limited (z)	0.21	05/22/2012	28,000,000	27,996,570
Oversea-Chinese Banking Corporation Limited (z)	0.22	05/29/2012	17,000,000	16,997,091
Oversea-Chinese Banking Corporation Limited (z)	0.26	08/06/2012	4,000,000	3,997,198
Suncorp Group Limited (z)144A	0.31	05/08/2012	8,000,000	7,999,518
Suncorp Group Limited (z)144A	0.31	05/10/2012	22,000,000	21,998,295

3

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Financial Company Commercial Paper (continued)
Suncorp Group Limited (z)144A	0.31%	05/15/2012	$10,000,000	$9,998,794
Suncorp Group Limited (z)144A	0.31	05/16/2012	35,000,000	34,995,479
Suncorp Group Limited (z)144A	0.31	05/17/2012	22,000,000	21,996,969
Suncorp Group Limited (z)144A	0.31	05/30/2012	20,000,000	19,995,006
Toyota Credit Canada Incorporated (z)	0.25	07/24/2012	13,000,000	12,992,417
UOB Funding LLC (z)	0.30	05/07/2012	18,000,000	17,999,100
UOB Funding LLC (z)	0.30	05/09/2012	26,000,000	25,998,267
Westpac Banking Corporation (z)144A	0.15	05/25/2012	35,000,000	34,996,500
Westpac Banking Corporation (z)144A	0.16	06/25/2012	57,000,000	56,986,067
Westpac Banking Corporation (z)144A	0.18	07/24/2012	50,000,000	49,979,000
Westpac Securities NZ Limited (z)144A	0.28	05/03/2012	35,000,000	34,999,456

				1,530,595,683

Other Commercial Paper : 4.88%
ACTS Retirement Life Communities Incorporated (z)	0.45	05/29/2012	7,000,000	6,997,550
Coca-Cola Company (z)144A	0.15	05/09/2012	40,000,000	39,998,667
Coca-Cola Company (z)144A	0.15	06/11/2012	50,000,000	49,991,458
Coca-Cola Company (z)144A	0.15	06/12/2012	30,000,000	29,994,750
Coca-Cola Company (z)144A	0.16	05/18/2012	13,000,000	12,999,018
Coca-Cola Company (z)144A	0.16	05/21/2012	12,000,000	11,998,933
Coca-Cola Company (z)144A	0.16	07/25/2012	28,000,000	27,989,422
Coca-Cola Company (z)144A	0.17	07/23/2012	45,000,000	44,982,363
Coca-Cola Company (z)144A	0.18	07/19/2012	40,000,000	39,984,200
General Electric Company (z)	0.17	06/18/2012	46,000,000	45,989,573
General Electric Company (z)	0.18	06/28/2012	46,000,000	45,986,660
Koch Resources LLC (z)144A	0.18	05/23/2012	21,000,000	20,997,690
Koch Resources LLC (z)144A	0.21	05/16/2012	61,000,000	60,994,663
Louis Dreyfus Commodities LLC (z)	0.15	05/01/2012	20,000,000	20,000,000
Toyota Motor Credit Corporation (z)	0.21	05/29/2012	21,000,000	20,996,570
Toyota Motor Credit Corporation (z)	0.21	05/30/2012	11,000,000	10,998,139
Toyota Motor Credit Corporation (z)	0.21	05/31/2012	11,000,000	10,998,075
Toyota Motor Credit Corporation (z)	0.27	06/12/2012	70,000,000	69,977,950
Toyota Motor Credit Corporation (z)	0.28	06/06/2012	17,000,000	16,995,240
Toyota Motor Credit Corporation (z)	0.28	06/14/2012	35,000,000	34,988,022
Toyota Motor Credit Corporation (z)	0.28	06/19/2012	31,000,000	30,988,186

				654,847,129

Total Commercial Paper (Cost $5,025,718,280)				5,025,718,280

Government Agency Debt : 1.81%
FHLB ±	0.30	02/05/2013	27,500,000	27,491,487
FHLB ±	0.30	03/07/2013	42,000,000	41,989,162
FHLB ±	0.30	05/09/2013	8,000,000	7,997,509
FHLB ±	0.31	03/28/2013	42,000,000	41,992,031
FHLB ±	0.31	05/02/2013	20,000,000	19,995,918
FHLB ±	0.33	04/01/2013	37,000,000	37,000,000
FHLB ±	0.33	05/17/2013	41,000,000	41,000,000
FHLB ±	0.35	05/17/2013	15,000,000	15,000,000
Ontario Canada Regional Authority ±	0.94	05/22/2012	11,000,000	11,004,782

Total Government Agency Debt (Cost $243,470,889)				243,470,889

Municipal Obligations : 29.55%

Alabama : 0.21%

Variable Rate Demand Notes § : 0.21%
Birmingham AL Special Care Facilities Finance Authority Ascension Health Series 2006-C (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.40	11/15/2046	12,625,000	12,625,000

4

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes § (continued)
Homewood AL Educational Building Authority (Education Revenue, Branch Banking & Trust LOC)	0.25%	12/01/2043	$16,000,000	$16,000,000

				28,625,000

Alaska : 0.20%

Variable Rate Demand Notes § : 0.20%
Alaska Housing Finance Corporation Series 2006-0022 (Housing Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ)	0.23	12/01/2030	12,735,000	12,735,000
Valdez AK Marine Terminal Exxon Pipeline Project (IDR)	0.20	10/01/2025	14,000,000	14,000,000

				26,735,000

Arizona : 0.13%

Variable Rate Demand Notes § : 0.13%
Arizona Health Facilities Authority Catholic Healthcare West Loan Program (Health Revenue, CitiBank NA LOC)	0.26	07/01/2035	6,000,000	6,000,000
Phoenix AZ IDA (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.26	10/01/2029	11,500,000	11,500,000

				17,500,000

California : 6.28%

Other Municipal Debt : 0.52%
Orange County CA Pension Obligation Series A (Miscellaneous Revenue)	0.75	02/01/2013	2,000,000	2,000,000
Orange County CA Pension Obligation Series A (Miscellaneous Revenue)	0.80	11/01/2012	8,000,000	8,000,000
Orange County CA Pension Obligation Series A (Miscellaneous Revenue)	0.85	02/01/2013	7,000,000	7,000,000
San Diego County CA Regional Transportation Series B (Tax Revenue)	0.30	05/02/2012	7,000,000	7,000,000
San Francisco CA Public Utilities Commission Series A-1-T (Utilities Revenue)	0.19	05/01/2012	8,000,000	8,000,000
San Francisco CA Public Utilities Commission Series A-1-T (Utilities Revenue)	0.19	06/04/2012	15,000,000	15,000,000
San Francisco CA Public Utilities Commission Series A-2-T (Utilities Revenue)	0.19	06/11/2012	10,000,000	10,000,000
San Jose CA International Airport Series C-1 (Airport Revenue)	0.47	06/13/2012	5,000,000	5,000,000
Turlock Irrigation District California (Water & Sewer Revenue)	0.30	05/02/2012	8,000,000	8,000,000

				70,000,000

Variable Rate Demand Notes § : 5.76%
Bay Area Toll Authority California Toll Bridge Series A (Transportation Revenue, Sumitomo Mitsui Banking Corporation LOC)	0.20	04/01/2045	25,000,000	25,000,000
California CDA Dublin Ranch Senior Apartments (Housing Revenue, FNMA LIQ)	0.22	12/15/2037	14,900,000	14,900,000
California CDA Series 2554 (Miscellaneous Revenue, FSA Insured, Morgan Stanley Bank LIQ)	0.40	07/01/2047	10,000,000	10,000,000
California HFFA Catholic Healthcare Series C (Health Revenue, JPMorgan Chase & Company LOC, NATL-RE Insured)	0.24	07/01/2020	18,000,000	18,000,000
California Infrastructure & Economic Development Bank Contemporary Jewish Museum (Miscellaneous Revenue, Bank of America NA LOC)	0.30	12/01/2036	5,550,000	5,550,000
California Infrastructure & Economic Development Bank Pacific Gas & Electric Company Series 2009 C (Utilities Revenue, Sumitomo Mitsui Banking Corporation LOC)	0.19	12/01/2016	9,000,000	9,000,000
California Municipal Finance Authority Chevron USA Recovery Zone Project Series A (IDR)	0.19	11/01/2035	14,000,000	14,000,000
California Municipal Finance Authority Exxon Mobile Project (IDR)	0.18	12/01/2029	9,405,000	9,405,000
California PCFA Pacific Gas & Electric Project Series 97-B (Utilities Revenue, JPMorgan Chase Bank LOC)	0.27	11/01/2026	51,800,000	51,800,000

5

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes § (continued)
California Series B-2 JPMorgan Chase PUTTER Trust Series 4064 (Miscellaneous Revenue, JPMorgan Chase & Company LOC) 144A	0.25%	06/28/2012	$67,000,000	$67,000,000
California Series I (Health Revenue, Bank of America NA LOC)	0.32	07/01/2035	22,000,000	22,000,000
East Bay California MUD Water System Series 2011A-2 JPMorgan Chase PUTTER Trust Series 4032 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.25	06/26/2012	53,900,000	53,900,000
El Dorado CA Irrigation District & El Dorado Water Agency Series A (Water & Sewer Revenue, Citibank NA LOC)	0.23	03/01/2036	9,455,000	9,455,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3164 (GO, JPMorgan Chase & Company LIQ) 144A	0.25	08/01/2031	14,000,000	14,000,000
Loma Linda CA Hospital Loma Linda University Medical Center B (Health Revenue, Bank of America NA LOC)	0.30	12/01/2038	14,300,000	14,300,000
Los Angeles CA Beverly Park Apartments Series A (Housing Revenue, FHLMC Insured & LIQ)	0.24	08/01/2018	12,000,000	12,000,000
Los Angeles CA Community RDA Academy Village Apartments Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.23	10/01/2019	16,000,000	16,000,000
Los Angeles CA Department Water & Power System Series A Subseries A-2 ROCs RR II R-12322 (Water & Sewer Revenue, AGM-CR AMBAC Insured, CitiBank NA LIQ) 144A	0.25	07/01/2015	16,000,000	16,000,000
Los Angeles CA DW&P ROC RR-II-R-11531 (Water & Sewer Revenue, NATL-RE Insured, CitiBank NA LIQ)	0.25	01/01/2013	10,505,000	10,505,000
Los Angeles CA Sub Series C (Water & Sewer Revenue, JPMorgan Chase & Company LOC)	0.24	06/01/2028	14,000,000	14,000,000
Los Angeles CA TRAN JPMorgan Chase PUTTER Series 3931 (GO, JPMorgan Chase & Company LIQ)	0.25	08/12/2012	18,700,000	18,700,000
Los Angeles CA TRAN JPMorgan Chase PUTTER Series 3965 (GO, JPMorgan Chase & Company LIQ) 144A	0.25	08/12/2012	7,265,000	7,265,000
Metropolitan Water District Southern California Waterworks Class A (Water & Sewer Revenue, Citibank NA LIQ)	0.25	07/01/2037	10,500,000	10,500,000
Metropolitan Water District Southern California Waterworks ROC RR-II-R-12261 (Water & Sewer Revenue, CitiBank NA LIQ) 144A	0.25	02/01/2015	11,515,000	11,515,000
Newport Beach CA Hoag Memorial Hospital Series F (Health Revenue, Bank of America NA LOC)	0.29	12/01/2040	21,180,000	21,180,000
Pasadena CA COP Series A (Miscellaneous Revenue, Bank of America NA LOC)	0.26	02/01/2035	53,650,000	53,650,000
Riverside CA COP Riverside Renaissance Project Series 2008 (Miscellaneous Revenue, Bank of America NA LOC)	0.26	03/01/2037	71,195,000	71,195,000
Roseville CA Electric System Series A (Miscellaneous Revenue, Morgan Stanley Bank LOC)	0.30	02/01/2035	24,100,000	24,100,000
Sacramento CA MUD Series 2012M (Utilities Revenue, U.S. Bank NA LOC)	0.23	08/15/2041	8,000,000	8,000,000
Sacramento County CA Housing Authority Natomas Park Apartments Issue B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.22	07/15/2035	15,550,000	15,550,000
Sacramento County CA Housing Authority Shadowood Apartments Project Issue A (Housing Revenue, FHLMC Insured & LIQ)	0.22	12/01/2022	7,945,000	7,945,000
Sacramento County CA MUD Series L (Utilities Revenue, U.S. Bank NA LOC)	0.24	08/15/2041	7,000,000	7,000,000
Sacramento County CA Sanitation District Finance Authority Series B (Water & Sewer Revenue, Morgan Stanley Bank LOC)	0.25	12/01/2037	4,600,000	4,600,000
San Bernardino County CA Flood Control District (Miscellaneous Revenue, Bank of America NA LOC)	0.27	08/01/2037	9,000,000	9,000,000
San Diego CA Housing Authority MFHR Hillside Garden Apartments Series B (Housing Revenue, FNMA Insured & LIQ)	0.22	01/15/2035	8,500,000	8,500,000
San Diego CA Unified School District TRAN JPMorgan Chase PUTTER Series 3934 (GO, JPMorgan Chase & Company LIQ) 144A	0.25	08/07/2012	8,000,000	8,000,000
San Diego CA Unified School District TRAN JPMorgan Chase PUTTER Series 3966 (GO, JPMorgan Chase & Company LIQ) 144A	0.25	08/12/2012	7,570,000	7,570,000
San Diego County CA Regional Transportation Community Limited Tax Series A (Tax Revenue, JPMorgan Chase Bank SPA)	0.23	04/01/2038	4,500,000	4,500,000
San Diego County CA Regional Transportation Community Limited Tax Series B (Tax Revenue, JPMorgan Chase Bank SPA)	0.25	04/01/2038	3,840,000	3,840,000
San Francisco CA City & County Finance Corporation Moscone Center Project Series 2008 (Miscellaneous Revenue, Bank of America NA LOC)	0.27	04/01/2030	3,600,000	3,600,000

6

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes § (continued)
San Francisco CA City & County Redevelopment Agency (Housing Revenue, FNMA Insured, FNMA LIQ)	0.23%	06/15/2034	$8,700,000	$8,700,000
San Francisco CA City & County Redevelopment Agency Community Facilities District # 4 (Tax Revenue, Bank of America NA LOC)	0.27	08/01/2032	14,000,000	14,000,000
San Francisco CA City & County Redevelopment Agency Series B001 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.28	11/01/2041	2,000,000	2,000,000
San Leandro CA Carlton Plaza Series A (Housing Revenue, FNMA Insured & LIQ)	0.26	09/15/2032	5,800,000	5,800,000
Santa Clara County CA TRAN JPMorgan Chase PUTTER Series 3976 (GO, JPMorgan Chase & Company LIQ) 144A	0.24	06/29/2012	25,800,000	25,800,000
Westminster CA Redevelopment Agency Series 3009 (Tax Revenue, Assured Guaranty Insured, Morgan Stanley Bank LIQ) 144A	0.40	11/01/2045	5,000,000	5,000,000

				774,325,000

Colorado : 1.12%

Other Municipal Debt : 0.06%
Colorado ECFA Series 2012-A (Education Revenue)	2.00	06/29/2012	8,000,000	8,023,201

Variable Rate Demand Notes § : 1.06%
Colorado General Funding Revenue & TRAN JPMorgan Chase PUTTER Series 4024 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.25	06/27/2012	39,200,000	39,200,000
Colorado HFA Class I Series A-2 (Housing Revenue, Royal Bank of Canada SPA)	0.25	11/01/2026	6,000,000	6,000,000
Colorado HFA Class I Series B-2 (Housing Revenue, Royal Bank of Canada SPA)	0.25	05/01/2038	18,000,000	18,000,000
Colorado HFA Taxable MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.19	05/01/2050	34,415,000	34,415,000
Denver CO City & County Subseries G1 (Port Authority Revenue, Assured Guaranty Insured, Morgan Stanley Bank SPA)	0.34	11/15/2025	9,000,000	9,000,000
Denver CO City & County Subseries G2 (Port Authority Revenue, Assured Guaranty Insured, Morgan Stanley Bank SPA)	0.34	11/15/2025	9,550,000	9,550,000
Denver CO Public Schools Series A-4 (Education Revenue, Royal Bank of Canada LOC, AGM Insured)	0.17	12/15/2037	16,000,000	16,000,000
Royal Bank of Canada Municipal Products Incorporated Trust Series E-25 (Miscellaneous Revenue, Royal Bank of Canada LOC & LIQ) 144A	0.28	11/15/2025	10,000,000	10,000,000

				142,165,000

Connecticut : 0.42%

Variable Rate Demand Notes § : 0.42%
Connecticut HFA Series C-2 (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.23	05/15/2034	25,205,000	25,205,000
Connecticut HFA Subseries F1 (Housing Revenue, GO of Authority Insured, JPMorgan Chase & Company SPA)	0.25	11/15/2035	9,160,000	9,160,000
New Britain CT Taxable Pension Series C (GO, JPMorgan Chase & Company LOC)	0.31	02/01/2026	21,800,000	21,800,000

				56,165,000

Delaware : 0.27%

Variable Rate Demand Notes § : 0.27%
Delaware State Health Facilities Authority Series B (Health Revenue, PNC Bank NA LOC)	0.24	07/01/2039	10,000,000	10,000,000
Puttable Floating Option Taxable Notes Series TNP-1002 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	1.67	11/15/2012	26,450,000	26,450,000

				36,450,000

7

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
District of Columbia : 0.23%

Other Municipal Debt : 0.11%
District Columbia Water & Sewer Authority Series C (Water & Sewer Revenue)	0.15%	05/14/2012	$6,000,000	$6,000,000
District of Columbia Metropolitan Airport Authority (Airport Revenue)	0.19	06/13/2012	8,500,000	8,500,000

				14,500,000

Variable Rate Demand Notes § : 0.12%
District of Columbia George Washington University (Education Revenue, Bank of America NA LOC)	0.35	09/15/2029	11,000,000	11,000,000
District of Columbia JPMorgan Chase PUTTER Trust Series 4026 (GO, JPMorgan Chase & Company LIQ) 144A	0.25	09/28/2012	5,000,000	5,000,000

				16,000,000

Florida : 0.58%

Variable Rate Demand Notes § : 0.58%
Florida HEFAR Ringling College of Arts & Design Incorporated Project Series 2008 (Education Revenue, PNC Bank NA LOC)	0.24	03/01/2038	2,865,000	2,865,000
Miami-Dade County FL Educational Facilities Authority Eagle-20070043 Class A (Education Revenue, BHAC-CR, AMBAC Insured, Citibank NA LIQ)	0.26	04/01/2037	5,900,000	5,900,000
Miami-Dade County FL Expressway Authority Series 1339 (Transportation Revenue, AGC-ICC, FGIC Insured, JPMorgan Chase & Company LIQ)	0.40	07/01/2012	4,000,000	4,000,000
Palm Beach County FL Pine Crest Preparatory School Incorporated Project Series 2008 (Education Revenue, Bank of America NA LOC)	0.34	06/01/2032	14,760,000	14,760,000
Pinellas County FL Health Facilities Authority Series B1 (Health Revenue, AGM Insured, Morgan Stanley Bank SPA)	0.30	11/15/2033	34,715,000	34,715,000
Sarasota County FL Public Hospital Series D (Health Revenue, JPMorgan Chase Bank LOC)	0.24	07/01/2037	6,000,000	6,000,000
Volusia County FL Eclipse Funding Trust (Miscellaneous Revenue, U.S. Bank NA LOC, FSA Insured)	0.24	08/01/2013	4,805,000	4,805,000
Volusia County FL Eclipse Funding Trust (Miscellaneous Revenue, U.S. Bank NA LOC, FSA Insured)	0.24	08/01/2032	4,735,000	4,735,000

				77,780,000

Georgia : 0.36%

Other Municipal Debt : 0.24%
Atlanta GA Airport Series A-1 (Airport Revenue)	0.28	05/08/2012	32,125,000	32,125,000

Variable Rate Demand Notes § : 0.12%
Columbus GA Housing Development Authority PFOTER Series TN-024 (Housing Revenue, ACA Insured) 144A	0.49	10/01/2039	13,000,000	13,000,000
Wayne County GA IDA Various Rayonier Incorporated Project (IDR, Bank of America NA LOC)	0.34	05/01/2020	3,000,000	3,000,000

				16,000,000

Illinois : 1.11%

Variable Rate Demand Notes § : 1.11%
Chicago IL Metropolitan Water Reclamation PFOTER (Tax Revenue, Bank of America NA LIQ) 144A	0.46	12/01/2028	14,000,000	14,000,000
Chicago IL Water District Eclipse Funding Trust Series 2006-A (Water & Sewer Revenue, U.S. Bank NA LOC)	0.24	05/01/2014	8,985,000	8,985,000
Chicago IL Waterworks Revenue Subseries 2001-1 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.27	11/01/2030	5,000,000	5,000,000
Chicago IL Waterworks Revenue Subseries 2001-2 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.27	11/01/2030	11,000,000	11,000,000

8

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes § (continued)
Cook County IL Series D-1 (GO, Harris NA SPA)	0.17%	11/01/2030	$46,600,000	$46,600,000
Cook County IL Series D-2 (GO, Northern Trust Company SPA)	0.17	11/01/2030	17,400,000	17,400,000
Illinois Development Finance Authority Village of Oak Park Residence Corporation Project Series 2001 (Housing Revenue, PNC Bank NA LOC)	0.26	07/01/2041	10,000,000	10,000,000
Illinois Educational Facilities Authority Field Museum National History (Education Revenue, Bank of America NA LOC, GO of Corporation Insured)	0.35	11/01/2032	14,900,000	14,900,000
Illinois Finance Authority Revenue Elmhurst Healthcare Series B (Health Revenue, JPMorgan Chase Bank LOC)	0.24	01/01/2048	8,000,000	8,000,000
Illinois Metropolitan Pier & Exposition Authority Series 3221 (Port Authority Revenue, Morgan Stanley Bank LIQ) 144A	0.40	06/15/2050	2,000,000	2,000,000
Illinois Toll Highway Authority Series A-1A (Transportation Revenue, Citibank NA LOC)	0.25	07/01/2030	7,000,000	7,000,000
Illinois Toll Highway Authority Series A-1B (Transportation Revenue, PNC Bank NA LOC)	0.23	07/01/2030	4,000,000	4,000,000

				148,885,000

Indiana : 0.53%

Variable Rate Demand Notes § : 0.53%
Richmond IN Reid Hospital & Health Care Services Incorporated (Health Revenue, AGM Insured, JPMorgan Chase Bank SPA)	0.24	01/01/2040	8,630,000	8,630,000
Indiana Finance Authority Trinity Health Credit Group Series 2008D-1 (Health Revenue)	0.22	12/01/2034	17,000,000	17,000,000
Eclipse Funding Trust Indiana Solar Eclipse Series 2007 (Miscellaneous Revenue, U.S. Bank NA LOC, FSA Insured)	0.25	07/15/2026	3,000,000	3,000,000
Indiana Finance Authority Community Health Network Project Series 2009 (Health Revenue, PNC Bank NA LOC)	0.24	07/01/2039	8,800,000	8,800,000
Indiana Finance Authority Parkview Health System Obligation Group Project Series 2009 C (Health Revenue, PNC Bank NA LOC)	0.23	11/01/2039	9,060,000	9,060,000
Indianapolis Local Public Improvement Bond Bank ROC-11-R-1179 (Water & Sewer Revenue, Assured Guaranty Insured, CitiBank NA LIQ) 144A	0.37	01/01/2017	24,825,000	24,825,000

				71,315,000

Iowa : 0.07%

Variable Rate Demand Note § : 0.07%
Iowa Finance Authority Student Housing Des Moines LLC Project A (Miscellaneous Revenue, Citibank NA LOC)	0.31	06/01/2039	9,915,000	9,915,000

Kentucky : 0.24%

Variable Rate Demand Notes § : 0.24%
Kentucky Housing Corporation Series M (Housing Revenue, PNC Bank NA SPA)	0.26	01/01/2033	16,000,000	16,000,000
Louisville & Jefferson County KY Sewer District JPMorgan Chase PUTTER/DRIVER Trust Series 4012 (Water & Sewer Revenue, JPMorgan Chase & Company LOC) 144A	0.25	12/12/2012	16,000,000	16,000,000

				32,000,000

Louisiana : 1.03%

Variable Rate Demand Notes § : 1.03%
East Baton Rouge Parish LA IDR ExxonMobil Project Series A (IDR)	0.20	08/01/2035	33,550,000	33,550,000
East Baton Rouge Parish LA IDR ExxonMobil Project Series B (IDR)	0.20	12/01/2040	59,050,000	59,050,000
East Baton Rouge Parish LA PCR ExxonMobil Project (IDR)	0.20	03/01/2022	10,600,000	10,600,000
Louisiana Stadium & Exposition PFOTER Series TN-013 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.49	07/01/2036	17,690,000	17,690,000

9

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes § (continued)
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series 2010 A-1 (IDR)	0.26%	11/01/2040	$6,500,000	$6,500,000
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series 2010 B-1 (IDR)	0.24	11/01/2040	5,000,000	5,000,000
St. James Parish LA PCRB Texaco Project Series 1988B (Miscellaneous Revenue)	0.22	07/01/2012	6,000,000	6,000,000

				138,390,000

Maryland : 0.28%

Variable Rate Demand Notes § : 0.28%
Maryland CDA Series 2006-G (Housing Revenue, State Street Bank & Trust Company SPA)	0.27	09/01/2040	13,700,000	13,700,000
Maryland Health & HEFAR Series D (Miscellaneous Revenue, Bank of America NA LOC)	0.32	01/01/2029	23,475,000	23,475,000

				37,175,000

Massachusetts : 0.41%

Variable Rate Demand Notes § : 0.41%
Massachusetts Development Finance Agency Babson College Series B (Education Revenue, Citizens Bank LOC)	0.23	10/01/2031	24,575,000	24,575,000
Massachusetts HEFA Series N-1 (Education Revenue, U.S. Bank NA SPA)	0.26	08/15/2040	13,000,000	13,000,000
Massachusetts Royal Bank of Canada Municipal Products Incorporated Trust Series E-32 (GO, Royal Bank of Canada LOC & LIQ) 144A	0.23	09/01/2013	18,000,000	18,000,000

				55,575,000

Michigan : 0.10%

Variable Rate Demand Notes § : 0.10%
Michigan HEFAR Calvin College Project Series A (Education Revenue, JPMorgan Chase & Company LOC)	0.25	09/01/2037	9,000,000	9,000,000
Michigan Housing Development Authority Series A (Housing Revenue, GO of Authority Insured, JPMorgan Chase & Company SPA)	0.26	10/01/2037	3,900,000	3,900,000

				12,900,000

Minnesota : 0.34%

Variable Rate Demand Notes § : 0.34%
Bloomington Associates MN (Housing Revenue, Bank of America NA LOC)	0.50	08/01/2037	20,500,000	20,500,000
Minnesota Office of Higher Education Supplemental Student Loan Project Series B (Education Revenue, State Street Bank & Trust Company LOC)	0.23	09/01/2046	6,000,000	6,000,000
Ramsey County MN Housing & Redevelopment MFHR Gateway Apartments LP Series A (Housing Revenue, Bank of America NA LOC)	0.60	10/01/2038	6,000,000	6,000,000
St. Cloud MN CentraCare Health System Series A (Health Revenue, U.S. Bank NA LOC)	0.22	05/01/2042	7,200,000	7,200,000
St. Cloud MN CentraCare Health System Series A (Health Revenue, Assured Guaranty Insured, JPMorgan Chase & Company SPA)	0.50	05/01/2042	6,000,000	6,000,000

				45,700,000

Mississippi : 1.05%

Variable Rate Demand Notes § : 1.05%
Jackson County MS PCR Chevron USA Incorporated Project (IDR)	0.22	12/01/2016	26,000,000	26,000,000

10

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes § (continued)
Jackson County MS Port Facility Chevron USA Incorporated Project (IDR)	0.22%	06/01/2023	$9,305,000	$9,305,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series 2009B (IDR)	0.22	12/01/2030	7,000,000	7,000,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series A (IDR)	0.22	12/01/2030	30,150,000	30,150,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series E (IDR)	0.22	12/01/2030	16,755,000	16,755,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series F (IDR)	0.22	11/01/2035	7,965,000	7,965,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series L (IDR)	0.24	11/01/2035	13,000,000	13,000,000
Mississippi Nissan Project Series A (Tax Revenue, Bank of America NA SPA)	0.31	11/01/2028	30,730,000	30,728,834

				140,903,834

Missouri : 0.37%

Variable Rate Demand Notes § : 0.37%
Kansas City MO IDA Ewing Marion Kauffman Foundation Series 2001 (Miscellaneous Revenue)	0.28	04/01/2027	10,000,000	10,000,000
Kansas City MO Special Obligation Roe Bartle Series E (Tax Revenue, Sumitomo Mitsui Banking Corporation LOC)	0.23	04/15/2034	27,375,000	27,375,000
Missouri HEFA Series A (Health Revenue, U.S. Bank NA SPA)	0.23	05/15/2038	5,085,000	5,085,000
Missouri Joint Municipal Electric Utility Commission Power Prairie Eclipse Funding Trust Series 2007-0111 (Miscellaneous Revenue, U.S. Bank NA LOC & LIQ)	0.23	01/01/2032	8,030,000	8,030,000

				50,490,000

Nebraska : 0.36%

Variable Rate Demand Note § : 0.36%
Central Plains NE Nebraska Gas Project #2 Series 2009 (Utilities Revenue, Royal Bank of Canada SPA)	0.25	08/01/2039	47,835,000	47,835,000

Nevada : 0.25%

Variable Rate Demand Notes § : 0.25%
Las Vegas NV EDFA Andre Agassi Foundation Project (Miscellaneous Revenue, Bank of America NA LOC)	0.34	10/01/2035	17,630,000	17,630,000
Las Vegas NV EDFA Keep Memory Alive Project Series 2007A (Miscellaneous Revenue, PNC Bank NA LOC)	0.24	05/01/2037	15,800,000	15,800,000

				33,430,000

New Jersey : 0.76%

Variable Rate Demand Notes § : 0.76%
New Jersey EDA NUI Corporation Project Series A (Utilities Revenue, JPMorgan Chase & Company LOC)	0.24	06/01/2026	7,000,000	7,000,000
New Jersey EDA Pivotal Utility Holdings Incorporated Project Series 2007 (Utilities Revenue, JPMorgan Chase & Company LOC)	0.24	06/01/2032	9,000,000	9,000,000
New Jersey Housing & Mortgage Finance Agency AMT SFMR Series Y (Housing Revenue, Royal Bank of Canada SPA)	0.24	10/01/2039	10,000,000	10,000,000
New Jersey Housing & Mortgage Finance Agency Series B (Housing Revenue, Bank of America NA LOC)	0.26	05/01/2048	34,460,000	34,460,000
New Jersey Tobacco Settlement Financing Corporation Clipper Tax-Exempt Certificate Trust Series 2009-40 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.25	06/01/2032	27,460,000	27,460,000
New Jersey Transportation Trust Fund Authority PUTTER Series 2009-70 (Transportation Revenue, State Street Bank & Trust Company LIQ)	0.25	12/15/2023	10,000,000	10,000,000

11

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes § (continued)
Salem County NJ PCFA Atlantic City Electric Company Project Series A (Utilities Revenue, JPMorgan Chase & Company LOC)	0.25%	04/15/2014	$4,000,000	$4,000,000

				101,920,000

New Mexico : 0.13%

Variable Rate Demand Notes § : 0.13%
New Mexico Municipal Energy Acquisition Authority Gas Supply Series 2009 (Utilities Revenue, Royal Bank of Canada SPA)	0.25	11/01/2039	10,980,000	10,980,000
New Mexico Educational Authority PFOTER Series 637 (Education Revenue, Guaranteed Student Loans Insured)	0.38	04/01/2037	6,110,000	6,110,000

				17,090,000

New York : 3.84%

Variable Rate Demand Notes § : 3.84%
JPMorgan Chase PUTTER/DRIVER Trust (Tax Revenue, JPMorgan Chase & Company LIQ) 144A	0.25	04/01/2014	8,450,000	8,450,000
Metropolitan Transportation Authority New York Dedicated Tax Fund Subseries B-1 (Transportation Revenue, State Street Bank & Trust Company LOC) 144A	0.22	11/01/2022	7,000,000	7,000,000
Nassau County NY Interim Finance Authority Series 2008-B (Tax Revenue, Sumitomo Mitsui Banking Corporation LOC)	0.22	11/15/2021	15,000,000	15,000,000
Nassau County NY Interim Finance Authority Series E (Tax Revenue, JPMorgan Chase & Company SPA)	0.23	11/15/2014	10,000,000	10,000,000
New York City NY Housing Development Corporation Multi-Family Rental Housing The Balton Project Series A (Housing Revenue, Bank of America NA LOC, FHLMC Insured)	0.30	09/01/2049	10,875,000	10,875,000
New York City NY Municipal Water Finance Authority (Water & Sewer Revenue, Citibank NA LIQ) 144A	0.22	06/15/2044	8,000,000	8,000,000
New York City NY Municipal Water Finance Authority Series B3 (Water & Sewer Revenue, Bank of America NA SPA)	0.26	06/15/2025	40,200,000	40,200,000
New York City NY Municipal Water Finance Authority Subseries A-1 (Water & Sewer Revenue, Mizuho Corporate Bank SPA)	0.20	06/15/2044	16,000,000	16,000,000
New York City NY Municipal Water Finance Authority Subseries B-1 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.23	06/15/2024	6,998,000	6,998,000
New York City NY Municipal Water Finance Authority Subseries B-1 (Water & Sewer Revenue, U.S. Bank NA SPA)	0.23	06/15/2045	10,000,000	10,000,000
New York City NY Series D3 (GO, Bank of New York Mellon LOC)	0.24	10/01/2039	15,000,000	15,000,000
New York City NY Subseries G-6 (Tax Revenue, Mizuho Corporate Bank LOC)	0.19	04/01/2042	32,000,000	32,000,000
New York City NY Subseries L-3 (GO, Bank of America NA SPA)	0.26	04/01/2036	16,280,000	16,280,000
New York City NY Transitional Financing Authority Class A (Miscellaneous Revenue, FSA-CR FGIC State Aid Withholding Insured, Citibank NA LIQ & SPA)	0.26	07/15/2036	30,500,000	30,500,000

New York City NY Transitional Financing Authority Series C (Tax Revenue, Morgan Stanley Bank LOC)	0.27	05/01/2028	16,000,000	16,000,000
New York Dormitory Authority Revenue (Education Revenue, JPMorgan Chase & Company SPA)	0.25	07/01/2039	8,000,000	8,000,000
New York Environmental Facilities Waste Management Incorporated Project Series 2002-B (IDR, JPMorgan Chase Bank LOC)	0.28	05/01/2019	3,700,000	3,700,000
New York HFA Biltmore Tower Housing Project Series A (Housing Revenue, FNMA Insured)	0.23	05/15/2034	10,400,000	10,400,000
New York HFA Clinto Green South Project Series A (Housing Revenue, FHLMC Insured)	0.23	11/01/2038	12,000,000	12,000,000
New York HFA MFHR Second Mortgage Series A (Housing Revenue, FNMA Insured & LIQ)	0.24	05/01/2029	5,000,000	5,000,000
New York HFA Series L (Miscellaneous Revenue, Bank of America NA LOC)	0.26	09/15/2021	18,000,000	18,000,000
New York HFA Taxable 600 West 42nd B (Housing Revenue, Bank of New York Mellon LOC)	0.22	11/01/2041	4,260,000	4,260,000

12

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes § (continued)
New York HFA Victory Housing Project Series 2000-A (Housing Revenue, FHLMC Insured & LIQ)	0.23%	11/01/2033	$4,500,000	$4,500,000
New York HFA Victory Housing Project Series 2004-A (Housing Revenue, FHLMC Insured)	0.23	11/01/2033	2,700,000	2,700,000
New York Housing Finance Agency Eleventh Avenue Housing Project Series A (Housing Revenue, FNMA Insured & LIQ)	0.23	05/15/2041	24,000,000	24,000,000
New York Metropolitan Transportation Authority ROC RR-II-R-11645 (Transportation Revenue, FSA Insured, Citibank NA LIQ) 144A	0.40	11/15/2025	805,000	805,000
New York Mortgage Agency Homeowner ROC RR-II-R-11703 (Housing Revenue, Citibank NA LIQ) 144A	0.30	10/01/2031	5,080,000	5,080,000
New York Mortgage Agency Series 144 (Housing Revenue, JPMorgan Chase & Company SPA)	0.29	10/01/2037	15,000,000	15,000,000
New York Municipal Water Finance Authority Series CC-1 (Water & Sewer Revenue, Bank of Nova Scotia SPA)	0.22	06/15/2038	8,765,000	8,765,000
New York PFOTER Series TN-012 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.49	06/15/2053	23,000,000	23,000,000
New York State Liberty Development Corporation JPMorgan Chase PUTTER/DRIVER Trust Seres 4011Z (Port Authority Revenue, GO of Authority Insured, JPMorgan Chase Bank LIQ) 144A	0.25	06/15/2019	7,000,000	7,000,000
New York State Mortgage Agency Homeowner Mortgage Series 132 (Housing Revenue, JPMorgan Chase Bank SPA)	0.26	04/01/2037	17,650,000	17,650,000
New York Urban Development Corporate Revenue Series A3B (Tax Revenue, JPMorgan Chase & Company SPA)	0.22	03/15/2033	48,615,000	48,615,000
Puttable Floating Option Taxable Notes Series TN-037 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.49	10/01/2046	19,260,000	19,260,000
Puttable Floating Option Taxable Notes Series TNP-1004 (Resource Recovery Revenue, AMBAC Insured, Bank of America NA LIQ) 144A	0.98	01/29/2046	35,420,000	35,420,000

				515,458,000

North Carolina : 0.19%

Variable Rate Demand Notes § : 0.19%
North Carolina Education Care Community Health Care Facilities University Health Systems of Eastern Carolina Series 2008 B-2 (Health Revenue, Branch Banking & Trust LOC)	0.24	12/01/2036	13,980,000	13,980,000
Piedmont Triad NC Airport Authority Series 2008 A (Airport Revenue, Branch Banking & Trust LOC)	0.22	07/01/2032	11,560,000	11,560,000

				25,540,000

Ohio : 0.56%

Variable Rate Demand Notes § : 0.56%
Cleveland-Cuyahoga County OH Carnagie 89th Garage & Service Center LLC Project Series 2007 (Health Revenue, JPMorgan Chase Bank LOC)	0.25	01/01/2037	4,595,000	4,595,000
Lake County OH Hospital Facilities Series A (Health Revenue, JPMorgan Chase & Company LOC)	0.24	08/15/2041	3,980,000	3,980,000
Montgomery County OH Catholic Health Series C-2 (Health Revenue, U.S. Bank NA SPA)	0.25	10/01/2041	4,000,000	4,000,000
Ohio HFA Residential Management Taxable Series I (Housing Revenue, GNMA, FNMA Insured, FHLB SPA)	0.19	09/01/2039	24,152,000	24,152,000
Ohio Housing Finance Agency Mortgage Revenue (Housing Revenue, Citibank NA SPA)	0.29	09/01/2036	20,000,000	20,000,000
Parma OH Community General Hospital Association Series 2006-A (Health Revenue, PNC Bank NA LOC)	0.24	11/01/2029	9,860,000	9,860,000
Warren County OH Health Care Facilities Otterbein Homes Series 1998-B (Health Revenue, U.S. Bank NA LOC)	0.25	07/01/2023	9,430,000	9,430,000

				76,017,000

13

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Oklahoma : 0.19%

Variable Rate Demand Note § : 0.19%
Oklahoma Turnpike Authority Series E (Transportation Revenue, JPMorgan Chase & Company SPA)	0.24%	01/01/2028	$26,190,000	$26,190,000

Oregon : 0.26%

Variable Rate Demand Notes § : 0.26%
Forest City OR Residential Management Incorporated PFOTER (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.49	07/26/2012	22,075,000	22,075,000
Oregon JPMorgan Chase PUTTER Trust Series 3989 (GO, JPMorgan Chase & Company LIQ) 144A	0.24	06/29/2012	13,000,000	13,000,000

				35,075,000

Pennsylvania : 1.70%

Variable Rate Demand Notes § : 1.70%
Allegheny County PA IDA Longwood Oakmont Incorporated Series 2011-A (Health Revenue, PNC Bank NA LOC)	0.25	12/01/2041	13,665,000	13,665,000
Beaver County PA IDA FirstEnergy Nuclear Series B (IDR, Citibank NA LOC)	0.24	12/01/2035	8,000,000	8,000,000
Berks County PA Municipal Authority Royal Bank of Canada Floater Certificates Series C-15 (Health Revenue, Royal Bank of Canada LOC) 144A	0.25	11/01/2012	4,985,000	4,985,000
Chester County PA IDA Archdiocese of Philadelphia Series 2001 (Miscellaneous Revenue, PNC Bank NA LOC)	0.24	07/01/2031	12,675,000	12,675,000
Delaware River PA Port Authority Series B (Port Authority Revenue, Bank of America NA LOC)	0.26	01/01/2026	30,000,000	30,000,000
Montgomery County PA IDA ROC R-II-R-11856 (Health Revenue, FHA Insured, Citibank NA LIQ) 144A	0.26	02/01/2018	3,000,000	3,000,000
Montgomery County PA IDA Series 3238 (Health Revenue, FHA Insured, Morgan Stanley Bank LIQ) 144A	0.40	08/01/2030	6,000,000	6,000,000
Pennsylvania HFA Series 95-C (Housing Revenue, JPMorgan Chase & Company SPA)	0.26	04/01/2026	9,545,000	9,545,000
Pennsylvania Housing Finance Agency Series 88B (Housing Revenue, GO of Agency Insured, PNC Bank NA SPA)	0.25	10/01/2036	4,000,000	4,000,000
Pennsylvania Housing Finance PUTTER Series PT-4653 (Housing Revenue, Bank of America NA LIQ) 144A	0.31	10/01/2039	12,725,000	12,725,000
Pennsylvania Public School Building Authority (Education Revenue, FSA Insured, Morgan Stanley Bank LIQ)	0.40	06/01/2032	8,765,000	8,765,000
Philadelphia PA Gas Works Series E (Utilities Revenue, PNC Bank NA LOC)	0.24	08/01/2031	7,000,000	7,000,000
Philadelphia PA IDA Series B-2 (IDR, Bank of America NA LOC)	0.30	10/01/2030	12,000,000	12,000,000
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Series B (Miscellaneous Revenue, AGM Insured, PNC Bank NA SPA)	0.57	11/01/2039	13,000,000	13,000,000
Puttable Floating Option Taxable Notes Series TNP-1003 (Education Revenue, Guaranteed Student Loans Insured, Bank of America NA LIQ) 144A	0.98	06/01/2047	76,555,000	76,555,000
Southeastern Pennsylvania Transportation Authority Series 2007 (Tax Revenue, PNC Bank NA LOC)	0.25	03/01/2022	6,000,000	6,000,000

				227,915,000

South Carolina : 0.45%

Other Municipal Debt : 0.34%
South Carolina State Public Service Authority (GO)	0.19	06/18/2012	8,000,000	8,000,000
South Carolina Public Service Authority Subseries CC (Miscellaneous Revenue)	0.19	05/23/2012	4,000,000	4,000,000
South Carolina Public Service Authority Subseries AA (Miscellaneous Revenue)	0.20	06/06/2012	6,000,000	6,000,000
South Carolina Public Service Authority Subseries CC (Miscellaneous Revenue)	0.19	05/30/2012	5,000,000	5,000,000

14

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Other Municipal Debt (continued)
South Carolina Public Service Authority Subseries CC (Miscellaneous Revenue)	0.20%	06/05/2012	$8,000,000	$8,000,000
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation Project Series 2000B-1 (IDR)	0.45	06/01/2012	6,000,000	6,000,000
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation Project Series 2000B-3 (IDR)	0.45	06/01/2012	8,000,000	8,000,000

				45,000,000

Variable Rate Demand Note §: 0.11%
South Carolina Public Service Authority (Miscellaneous Revenue, CitiBank NA LIQ) 144A	0.22	01/01/2050	15,000,000	15,000,000

South Dakota : 0.04%

Variable Rate Demand Note §: 0.04%
South Dakota Housing Development Authority Series C (Housing Revenue, FHLB SPA)	0.24	05/01/2037	5,000,000	5,000,000

Tennessee : 0.33%

Variable Rate Demand Notes § : 0.33%
Clarksville TN Public Building Authority Tennessee Municipal Building Fund (Miscellaneous Revenue, Bank of America NA LOC)	0.33	11/01/2035	16,000,000	16,000,000
Montgomery County TN Public Building Authority Pooled Financing Revenue (Miscellaneous Revenue, Bank of America NA LOC)	0.33	07/01/2034	14,730,000	14,730,000
Montgomery County TN Public Building Authority Pooled Financing Revenue (Miscellaneous Revenue, Bank of America NA LOC)	0.33	02/01/2036	5,130,000	5,130,000
Nashville & Davidson County TN Metropolitan Government Stewarts Ferry Apartments Project (IDR, FHLMC Insured & LIQ)	0.25	01/01/2034	5,000,000	5,000,000
Nashville & Davidson County TN Metropolitan Government Weatherly Ridge Apartments Project Series A (Housing Revenue, U.S. Bank NA LOC)	0.26	12/01/2041	3,000,000	3,000,000

				43,860,000

Texas : 4.06%

Other Municipal Debt : 0.47%
Austin TX Combined Utility System Series A (Utilities Revenue)	0.26	05/03/2012	59,000,000	59,000,000
Upper Trinity TX Regional Water District Series A (Water & Sewer Revenue)	0.30	05/02/2012	4,000,000	4,000,000

				63,000,000

Variable Rate Demand Notes § : 3.59%
Austin TX Airport System Series A (Airport Revenue, State Street Bank & Trust Company LOC)	0.25	11/15/2017	7,000,000	7,000,000
Bexar County TX Health Facilities El Centro Del Barrio Series A (Health Revenue, JPMorgan Chase & Company LOC)	0.27	12/01/2032	2,395,000	2,395,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series A (Miscellaneous Revenue, JPMorgan Chase & Company LOC)	0.24	06/01/2038	17,000,000	17,000,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D1 (Health Revenue, JPMorgan Chase & Company LOC)	0.25	06/01/2029	7,000,000	7,000,000
Harris County TX Health Facilities Development Corporation Baylor Series A2 (Education Revenue, Bank of America NA LOC)	0.28	11/15/2047	20,725,000	20,725,000
Houston TX Independent School District (Tax Revenue, Permanent School Fund Guarantee Insured, Bank of America NA SPA)	0.29	06/15/2031	20,000,000	20,000,000
Houston TX Utilities Systems Authority Series 2010 B (Water & Sewer Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.25	05/15/2034	10,000,000	10,000,000

15

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes § (continued)
Lower Neches River Valley Authority Texas Individual Development Corporation Facilities Revenue Exxon Mobil Project Series B (IDR)	0.22%	11/01/2029	$15,000,000	$15,000,000
Mission TX Economic Development Corporation (Miscellaneous Revenue, Bank of America NA LOC)	0.34	04/01/2022	6,000,000	6,000,000
Pasadena TX Independent School District Series B (Tax Revenue, AGM Insured, Bank of America NA SPA)	0.65	02/01/2035	2,000,000	2,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2009A (Resource Recovery Revenue)	0.23	12/01/2039	9,000,000	9,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2009B (Resource Recovery Revenue)	0.23	12/01/2039	3,700,000	3,700,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2009C (Resource Recovery Revenue)	0.23	12/01/2039	7,000,000	7,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2010A (IDR)	0.23	04/01/2040	12,100,000	12,100,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2010D (IDR)	0.23	11/01/2040	3,000,000	3,000,000
Royal Bank of Canada Municipal Products Incorporated Trust Floater Certificates Series E-18 (Miscellaneous Revenue, Royal Bank of Canada LOC & SPA) 144A	0.25	06/01/2032	25,395,000	25,395,000
Tarant County TX Housing Finance Corporation PFOTER Evergreen at Keller Apartments Project (Housing Revenue, FHLMC Insured & LIQ)	0.45	02/01/2049	8,875,000	8,875,000
Texas Department of Housing Providence at Rush Creek II Apartments Series 2004 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.49	01/01/2044	8,550,000	8,550,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Miscellaneous Revenue, Morgan Stanley Bank LIQ)	0.40	12/15/2026	21,000,000	21,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2849 (Miscellaneous Revenue, Morgan Stanley Bank LIQ)	0.40	12/15/2026	9,000,000	9,000,000
Texas TAN JPMorgan Chase PUTTER Trust Series 3953 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.25	08/30/2012	37,435,000	37,435,000
Texas Taxable Product Development Program Series A (GO, National Australia Bank SPA)	0.25	06/01/2045	13,500,000	13,500,000
Texas TRAN JPMorgan Chase PUTTER Trust Series 3942 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.25	08/30/2012	50,995,000	50,995,000
Texas TRAN JPMorgan Chase PUTTER Trust Series 3945 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.25	08/30/2012	32,000,000	32,000,000
Texas TRAN JPMorgan Chase PUTTER Trust Series 3946 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.25	08/30/2012	33,660,000	33,660,000
Texas TRAN JPMorgan Chase PUTTER Trust Series 3964 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.25	08/30/2012	39,000,000	39,000,000
Texas TRAN JPMorgan Chase PUTTER Trust Series 3984 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.25	08/30/2012	50,000,000	50,000,000
Tyler TX Health Facilities Development Corporation Mother Frances Hospital Regional Health Care Center Project Series 1997 B (Health Revenue, Bank of America NA LOC)	0.34	07/01/2020	11,300,000	11,300,000

				482,630,000

Utah : 0.05%

Variable Rate Demand Note §: 0.05%
Utah Board of Regents Series A (Education Revenue, Royal Bank of Canada LOC)	0.27	11/01/2045	6,460,000	6,460,000

Virginia : 0.18%

Variable Rate Demand Notes § : 0.18%
Norfolk VA Redevelopment and Housing Authority Old Dominion University Project (Education Revenue, Bank of America NA LOC)	0.28	08/01/2033	13,615,000	13,615,000
Virginia Commonwealth University Health System Authority Series B (Health Revenue, Branch Banking & Trust LOC)	0.25	07/01/2037	7,000,000	7,000,000

16

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes § (continued)
Virginia Small Business Financing Authority Hampton University Series 2008-A (Education Revenue, PNC Bank NA LOC)	0.23%	12/01/2038	$4,000,000	$4,000,000

				24,615,000

Washington : 0.56%

Other Municipal Debt : 0.03%
Port of Seattle WA (Port Authority Revenue)	0.35	05/21/2012	5,000,000	5,000,000

Variable Rate Demand Notes § : 0.53%
King City WA JPMorgan Chase PUTTER Trust Series 4058 (GO, JPMorgan Chase & Company LIQ) 144A	0.25	02/28/2013	20,460,000	20,460,000
Seattle WA Water System (Water & Sewer Revenue, FSA-CR, MBIA Insured, Citibank NA LIQ) 144A	0.25	09/01/2012	9,530,000	9,530,000
Washington HCFR Swedish Health Services Series C (Health Revenue, Bank of America NA LOC)	0.30	11/15/2039	15,000,000	15,000,000
Washington HEFAR Whitman College Project (Education Revenue, Bank of America NA LIQ)	0.36	01/01/2038	15,000,000	15,000,000
Washington Housing Finance Commission Series 1430-R (Housing Revenue, GNMA, FNMA Insured, Bank of America NA SPA)	0.46	06/01/2037	6,960,000	6,960,000
Washington ROC RR-II-R-12285 (GO, FSA-CR, FGIC Insured, Citibank NA LIQ) 144A	0.25	01/01/2031	4,000,000	4,000,000

				70,950,000

West Virginia : 0.07%

Variable Rate Demand Note §: 0.07%
Cabell County WV University Facilities (Education Revenue, Bank of America NA LOC)	0.34	07/01/2039	8,995,000	8,995,000

				8,995,000
Wisconsin : 0.08%

Variable Rate Demand Notes § : 0.08%
Wisconsin Housing & EDA Home Ownership Series D (Housing Revenue, FNMA LOC, GO of Authority Insured)	0.25	09/01/2035	3,505,000	3,505,000
Wisconsin Public Power PUTTER Series 1232 (Utilities Revenue, BHAC-CR, AMBAC Insured, JPMorgan Chase & Company LIQ)	0.29	07/01/2013	6,000,000	6,000,000
Wisconsin State HEFAR Medical College Series B (Education Revenue, U.S. Bank NA LOC)	0.20	12/01/2033	2,000,000	2,000,000

				11,505,000

Wyoming : 0.16%

Variable Rate Demand Notes § : 0.16%
Wyoming CDA (Housing Revenue, Bank of America NA SPA)	0.37	12/01/2032	20,000,000	20,000,000
Wyoming Student Loan Corporation Series A-1 (Education Revenue, Royal Bank of Canada LOC)	0.25	06/01/2035	940,000	940,000

				20,940,000

Total Municipal Obligations (Cost $3,969,067,035)				3,969,067,035

Other Instruments : 0.69%
Ally Auto Receivables Trust Asset Backed Security Floating Rate Note	0.49	01/16/2013	6,154,835	6,154,835
Ascension Health Care Municipal Commercial Paper (z)	0.18	05/10/2012	38,000,000	37,998,290
Austin Texas Combined Utility System Municipal Commercial Paper (z)	0.17	05/10/2012	6,000,000	5,999,745
Australia & New Zealand Banking Group Limited Yankee Corporate Bond ±144A	0.75	06/18/2012	6,100,000	6,104,183
District of Columbia Variable Rate Demand Obligation	0.20	06/04/2012	4,100,000	4,100,000

17

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Other Instruments (continued)
GBG LLC Custody Receipts ±144A§	0.27%	09/01/2027	$11,937,000	$11,937,000
Puttable Floating Option Taxable Receipt Bonds Floating Rate Note ±144A§	1.67	05/15/2051	18,000,000	18,000,000
Westpac Securities NZ Limited Yankee Corporate Bond 144A	2.50	05/25/2012	2,000,000	2,003,016

Total Other Instruments (Cost $92,297,069)				92,297,069

Other Notes : 6.36%

Corporate Bonds and Notes : 6.36%
ACTS Retirement Life Communities Incorporated ± §	0.30	11/15/2029	12,004,000	12,004,000
Bank of America Corporation	2.38	06/22/2012	51,647,000	51,811,896
Bank of America Corporation	3.13	06/15/2012	77,000,000	77,284,204
BNZ International Funding Limited	2.63	06/05/2012	16,000,000	16,036,225
Citibank NA	1.88	06/04/2012	43,000,000	43,069,810
Citigroup Funding Incorporated	2.13	07/12/2012	5,000,000	5,019,477
General Electric Capital Corporation	2.20	06/08/2012	119,000,000	119,256,370
Goldman Sachs Group Incorporated	3.25	06/15/2012	56,000,000	56,215,297
IBM Corporation ±	0.50	06/15/2012	13,000,000	13,004,932
John Deere Capital Corporation	2.88	06/19/2012	22,000,000	22,081,086
JPMorgan Chase & Company ±	0.50	11/16/2012	4,000,000	4,000,000
JPMorgan Chase & Company ±	0.50	01/18/2013	29,000,000	28,995,859
JPMorgan Chase & Company ±	0.70	11/01/2012	19,000,000	19,021,980
JPMorgan Chase & Company ±	0.70	06/15/2012	15,000,000	15,005,077
JPMorgan Chase & Company ±	0.97	09/21/2012	22,000,000	22,042,869
JPMorgan Chase & Company	2.13	06/22/2012	90,305,000	90,560,377
JPMorgan Chase & Company	2.20	06/15/2012	70,000,000	70,178,773
JPMorgan Chase Bank NA ±	0.36	11/21/2012	13,000,000	13,005,276
Key Bank NA	3.20	06/15/2012	14,000,000	14,052,964
LTF Real Estate LLC ±144A §	0.30	06/01/2033	15,155,000	15,155,000
Morgan Stanley	1.95	06/20/2012	46,421,000	46,536,844
PNC Funding Corporation	2.30	06/22/2012	50,415,000	50,571,048
U.S. Bancorp NA	1.80	05/15/2012	49,640,000	49,672,022

Total Other Notes (Cost $854,581,386)				854,581,386

Repurchase Agreements^^ : 4.16%
Citigroup Global Markets, dated 04/30/2012, maturity value $111,000,617 (1)	0.20	05/01/2012	111,000,000	111,000,000
Goldman Sachs & Company, dated 04/30/2012, maturity value $150,000,833 (2)	0.20	05/01/2012	150,000,000	150,000,000
Goldman Sachs & Company, dated 04/30/2012, maturity value $61,000,390 (3)	0.23	05/01/2012	61,000,000	61,000,000
Merrill Pierce Fenner and Smith dated 04/30/2012, maturity value $54,500,303 (4)	0.20	05/01/2012	54,500,000	54,500,000
Societe Generale NY, dated 04/30/2012, maturity value $10,000,061 (5)	0.22	05/01/2012	10,000,000	10,000,000
Societe Generale NY, dated 04/30/2012, maturity value $111,900,653 (6)	0.21	05/01/2012	111,900,000	111,900,000
UBS Securities LLC, dated 04/30/2012, maturity value $61,000,356 (7)	0.21	05/01/2012	61,000,000	61,000,000

Total Repurchase Agreements (Cost $559,400,000)				559,400,000

Treasury Debt : 7.53%
U.S. Treasury Bill (z)	0.04	05/17/2012	75,000,000	74,998,667
U.S. Treasury Bill (z)	0.05	05/24/2012	90,000,000	89,997,183
U.S. Treasury Bill (z)	0.07	05/31/2012	51,000,000	50,996,919
U.S. Treasury Bill (z)	0.08	07/05/2012	65,000,000	64,990,440
U.S. Treasury Bill (z)	0.08	07/12/2012	66,000,000	65,989,240
U.S. Treasury Bill (z)	0.10	08/09/2012	134,000,000	133,963,319
U.S. Treasury Bill (z)	0.11	08/16/2012	154,000,000	153,945,089
U.S. Treasury Bill (z)	0.13	08/23/2012	155,000,000	154,939,747
U.S. Treasury Bill (z)	0.14	08/30/2012	135,000,000	134,936,190

18

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Treasury Debt (continued)
U.S. Treasury Bill (z)	0.14%	10/04/2012	$44,000,000	$43,973,116
U.S. Treasury Bill (z)	0.15	10/11/2012	43,000,000	42,971,769

Total Treasury Debt (Cost $1,011,701,679)				1,011,701,679

Total Investments in Securities (Cost $13,571,694,366)	101.03%			13,571,694,366
Other Assets and Liabilities, Net	(1.03)			(138,289,973)

Total Net Assets	100.00%			$13,433,404,393

§	These securities are subject to a demand feature which reduces the effective maturity.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
±	Variable rate investment
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
^^	Collateralized by:
(1)	U.S. government securities, 1.625% to 6.12%, 10/1/2016 to 3/1/2042, fair value including accrued interest is $114,330,000.
(2)	U.S. government securities, 2.77% to 4.50%, 2/1/2041 to 1/1/2042, fair value including accrued interest is $154,500,000.
(3)	U.S. government securities, 0.00% to 6.75%, 7/23/2012 to 7/15/2032, fair value including accrued interest is $62,220,015.
(4)	U.S. government securities, 0.00% to 9.40%, 5/15/2012 to 1/15/2048, fair value including accrued interest is $55,590,129.
(5)	U.S. government securities, 4.00%, 4/15/2041, fair value including accrued interest is $10,300,000.
(6)	U.S. government securities, 3.00% to 5.50%, 11/1/2026 to 4/1/2042, fair value including accrued interest is $115,257,000.
(7)	U.S. government securities, 2.50% to 7.00%, 5/1/2018 to 11/1/2048, fair value including accrued interest is $62,830,000.

19

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND

NOTES TO PORTFOLIO OF INVESTMENTS – APRIL 30, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Cash Investment Money Market Fund (the “Fund”).

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity. If amortized cost is determined not to approximate fair value, the fair value of portfolio securities will be determined under procedures established in good faith and approved by the Board of Trustees.

Investments which are not valued the method discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to- market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2012, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended April 30, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Commercial Paper : 4.76%

Asset-Backed Commercial Paper : 4.76%
Straight-A Funding LLC 144A(z)	0.18%	07/03/2012	$47,000,000	$46,985,195
Straight-A Funding LLC 144A(z)	0.18	07/10/2012	116,318,000	116,277,289
Straight-A Funding LLC 144A(z)	0.18	07/16/2012	11,085,000	11,080,788
Straight-A Funding LLC 144A(z)	0.18	07/17/2012	50,000,000	49,980,750
Straight-A Funding LLC 144A(z)	0.18	05/02/2012	60,000,000	59,999,700
Straight-A Funding LLC 144A(z)	0.18	05/03/2012	44,055,000	44,054,559
Straight-A Funding LLC 144A(z)	0.18	05/07/2012	66,000,000	65,998,020
Straight-A Funding LLC 144A(z)	0.18	05/09/2012	28,289,000	28,287,868
Straight-A Funding LLC 144A(z)	0.18	05/11/2012	9,400,000	9,399,530
Straight-A Funding LLC 144A(z)	0.18	05/14/2012	25,000,000	24,998,375
Straight-A Funding LLC 144A(z)	0.18	05/18/2012	17,000,000	16,998,555
Straight-A Funding LLC 144A(z)	0.18	06/11/2012	40,000,000	39,991,800
Straight-A Funding LLC 144A(z)	0.18	06/25/2012	127,926,000	127,890,820
Straight-A Funding LLC 144A(z)	0.18	06/28/2012	90,000,000	89,973,900
Straight-A Funding LLC 144A(z)	0.18	07/02/2012	130,000,000	129,959,700
Straight-A Funding LLC 144A(z)	0.18	07/03/2012	25,030,000	25,022,116
Straight-A Funding LLC 144A(z)	0.18	07/06/2012	125,071,000	125,029,727
Straight-A Funding LLC 144A(z)	0.18	07/09/2012	78,045,000	78,018,074
Straight-A Funding LLC 144A(z)	0.18	07/10/2012	20,012,000	20,004,996
Straight-A Funding LLC 144A(z)	0.18	07/11/2012	53,123,000	53,104,141
Straight-A Funding LLC 144A(z)	0.18	07/13/2012	25,026,000	25,016,866
Straight-A Funding LLC 144A(z)	0.18	07/16/2012	40,160,000	40,144,739
Straight-A Funding LLC 144A(z)	0.18	07/17/2012	25,066,000	25,056,350
Straight-A Funding LLC 144A(z)	0.18	07/20/2012	70,000,000	69,972,000
Straight-A Funding LLC 144A(z)	0.18	07/24/2012	75,353,000	75,321,352

Total Commercial Paper (Cost $1,398,567,210)				1,398,567,210

Government Agency Debt : 39.57%
FFCB (z)	0.04	05/11/2012	25,000,000	24,999,722
FFCB (z)	0.04	05/17/2012	75,000,000	74,998,223
FFCB (z)	0.06	05/18/2012	50,000,000	49,998,583
FFCB (z)	0.06	05/23/2012	50,000,000	49,998,167
FFCB (z)	0.06	05/24/2012	50,000,000	49,998,083
FFCB (z)	0.08	09/11/2012	100,000,000	99,970,444
FFCB ±	0.12	03/20/2013	50,000,000	49,989,137
FFCB (z)	0.14	09/14/2012	75,000,000	74,960,333
FFCB ±	0.15	09/13/2013	147,670,000	147,620,861
FFCB ±	0.16	06/27/2013	50,000,000	49,994,097
FFCB ±	0.16	03/21/2013	165,000,000	165,000,000
FFCB ±	0.18	08/28/2013	100,000,000	99,974,272
FFCB ±	0.18	06/18/2012	50,000,000	49,999,398
FFCB ±	0.19	01/06/2014	35,000,000	34,992,589
FFCB ±	0.20	09/24/2012	125,000,000	124,994,918
FFCB ±	0.20	03/06/2013	125,000,000	124,967,842
FFCB ±	0.21	11/06/2012	150,000,000	149,992,159
FFCB ±	0.21	04/02/2014	150,000,000	149,985,423
FFCB ±	0.22	10/28/2013	15,000,000	15,008,200
FFCB ±	0.23	12/23/2013	41,715,000	41,740,181
FFCB ±	0.24	09/28/2012	90,000,000	90,013,224
FFCB ±	0.26	08/22/2013	33,235,000	33,262,508
FFCB ±	0.26	02/24/2014	142,000,000	142,132,430
FFCB ±	0.26	11/05/2012	52,550,000	52,563,790
FFCB ±	0.27	09/20/2012	26,712,000	26,718,871
FFCB ±	0.27	10/15/2013	35,000,000	34,958,734
FFCB	0.29	06/22/2012	100,000,000	100,031,252
FFCB ±	0.38	04/15/2013	25,000,000	24,992,978
FFCB	2.13	06/18/2012	10,035,000	10,062,015
FHLB (z)	0.17	10/26/2012	21,000,000	20,982,348
FHLB (z)	0.07	05/24/2012	50,000,000	49,997,764
FHLB	0.07	07/18/2012	150,000,000	149,989,873

1

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Government Agency Debt (continued)
FHLB (z)	0.08%	05/16/2012	$141,422,000	$141,417,286
FHLB (z)	0.08	05/18/2012	114,500,000	114,495,616
FHLB (z)	0.09	05/09/2012	50,000,000	49,999,000
FHLB (z)	0.11	05/30/2012	117,000,000	116,990,378
FHLB (z)	0.11	07/25/2012	183,128,000	183,080,437
FHLB (z)	0.13	07/20/2012	182,400,000	182,356,100
FHLB (z)	0.14	08/15/2012	59,000,000	58,976,548
FHLB (z)	0.14	08/23/2012	22,000,000	21,990,595
FHLB	0.14	06/06/2012	70,000,000	70,004,068
FHLB (z)	0.14	09/05/2012	78,000,000	77,961,477
FHLB (z)	0.14	10/17/2012	90,000,000	89,939,794
FHLB	0.15	10/23/2012	50,000,000	49,996,974
FHLB (z)	0.16	09/19/2012	33,600,000	33,578,944
FHLB (z)	0.16	10/10/2012	56,000,000	55,959,680
FHLB (z)	0.17	08/29/2012	50,000,000	49,972,500
FHLB (z)	0.17	10/19/2012	70,000,000	69,943,475
FHLB	0.18	08/22/2012	150,000,000	150,017,358
FHLB	0.18	08/30/2012	200,000,000	200,035,117
FHLB ±	0.19	10/25/2012	117,500,000	117,488,283
FHLB	0.20	10/05/2012	75,000,000	75,011,818
FHLB	0.22	09/12/2012	25,000,000	25,007,935
FHLB	0.30	08/23/2012	13,715,000	13,720,816
FHLB ±	0.30	02/05/2013	190,000,000	189,941,181
FHLB ±	0.30	03/07/2013	69,000,000	68,982,195
FHLB ±	0.31	03/28/2013	306,000,000	305,941,937
FHLB ±	0.31	05/02/2013	100,000,000	99,979,115
FHLB ±	0.31	06/14/2013	150,000,000	150,000,000
FHLB ±	0.33	02/25/2013	43,200,000	43,214,331
FHLB ±	0.33	04/01/2013	67,000,000	67,000,000
FHLB ±	0.33	04/12/2013	25,000,000	25,000,000
FHLB ±	0.33	05/17/2013	100,000,000	100,000,000
FHLB ±	0.34	03/12/2013	75,000,000	75,006,560
FHLB ±	0.35	05/17/2013	28,000,000	28,000,000
FHLB	0.88	08/22/2012	22,500,000	22,549,714
FHLB	1.38	06/08/2012	45,000,000	45,058,995
FHLB	4.63	10/10/2012	50,000,000	50,984,548
FHLMC (z)	0.04	05/09/2012	50,000,000	49,999,556
FHLMC (z)	0.05	05/02/2012	150,000,000	149,999,792
FHLMC	0.07	05/17/2012	75,000,000	74,997,667
FHLMC (z)	0.08	06/11/2012	163,000,000	162,986,077
FHLMC (z)	0.08	05/21/2012	122,900,000	122,894,538
FHLMC (z)	0.09	07/23/2012	200,000,000	199,958,500
FHLMC	0.10	05/15/2012	157,000,000	156,993,894
FHLMC	0.12	07/17/2012	50,000,000	49,987,167
FHLMC (z)	0.12	08/08/2012	10,000,000	9,996,700
FHLMC (z)	0.13	08/06/2012	152,344,000	152,291,217
FHLMC (z)	0.13	08/01/2012	50,000,000	49,983,389
FHLMC	0.14	10/09/2012	49,000,000	48,968,773
FHLMC (z)	0.14	10/05/2012	91,000,000	90,944,439
FHLMC (z)	0.15	08/20/2012	18,716,000	18,707,344
FHLMC (z)	0.15	10/15/2012	163,250,000	163,132,742
FHLMC (z)	0.16	08/27/2012	100,000,000	99,949,194
FHLMC (z)	0.16	10/22/2012	100,000,000	99,925,083
FHLMC	0.16	10/09/2012	129,659,000	129,566,222
FHLMC (z)	0.18	09/17/2012	150,000,000	149,902,507
FHLMC ±	0.18	11/02/2012	250,000,000	249,961,549
FHLMC ±	0.20	08/10/2012	120,000,000	120,000,108
FHLMC ±	0.22	05/11/2012	150,000,000	149,997,946
FHLMC	1.00	08/28/2012	167,915,000	168,385,102
FHLMC	1.13	07/27/2012	256,767,000	257,370,248
FHLMC	2.13	09/21/2012	40,000,000	40,309,265
FHLMC	5.13	07/15/2012	30,309,000	30,617,396
FNMA (z)	0.06	05/07/2012	100,000,000	99,999,000
FNMA (z)	0.06	05/08/2012	200,000,000	199,997,667
FNMA (z)	0.06	06/04/2012	150,000,000	149,991,500

2

WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Government Agency Debt (continued)
FNMA (z)	0.06%	06/05/2012	$150,000,000	$149,991,250
FNMA (z)	0.06	06/07/2012	160,000,000	159,990,133
FNMA (z)	0.07	06/18/2012	150,000,000	149,986,000
FNMA	0.08	05/01/2012	105,188,000	105,188,000
FNMA	0.08	05/01/2012	121,993,732	121,993,732
FNMA	0.08	05/01/2012	155,918,000	155,918,000
FNMA	0.08	05/01/2012	64,262,000	64,262,000
FNMA (z)	0.08	05/16/2012	88,975,000	88,972,034
FNMA (z)	0.09	05/23/2012	100,000,000	99,994,806
FNMA (z)	0.09	05/30/2012	246,770,000	246,753,103
FNMA (z)	0.09	07/11/2012	150,000,000	149,974,854
FNMA (z)	0.12	07/25/2012	12,800,000	12,796,373
FNMA (z)	0.15	10/17/2012	46,300,000	46,268,484
FNMA (z)	0.16	08/15/2012	75,000,000	74,965,771
FNMA (z)	0.16	09/19/2012	19,445,000	19,432,814
FNMA (z)	0.16	10/10/2012	60,000,000	59,956,800
FNMA (z)	0.17	09/12/2012	13,676,000	13,667,601
FNMA ±	0.26	11/23/2012	88,900,000	88,925,277
FNMA ±	0.27	09/17/2012	43,345,000	43,355,920
FNMA ±	0.27	10/18/2012	103,645,000	103,676,946
FNMA	0.50	10/30/2012	28,093,000	28,138,623
FNMA	0.63	09/24/2012	150,000,000	150,283,101
FNMA	1.13	07/30/2012	254,516,000	255,135,123
FNMA	1.25	06/22/2012	200,000,000	200,327,813

Total Government Agency Debt (Cost $11,622,260,334)				11,622,260,334

Other Notes : 5.72%

Corporate Bonds and Notes : 5.72%
Bank of America Corporation	3.13	06/15/2012	139,060,000	139,571,696
Bank of New York Mellon Corporation ±	0.63	06/29/2012	25,000,000	25,010,116
Citibank NA ±	0.56	05/07/2012	131,220,000	131,222,109
Citibank NA	1.88	06/04/2012	146,000,000	146,235,030
Citigroup Funding Incorporated	1.88	05/07/2012	88,350,000	88,376,192
Citigroup Funding Incorporated	2.13	07/12/2012	345,649,000	347,007,509
Citigroup Funding Incorporated	1.88	10/22/2012	39,989,000	40,309,505
General Electric Capital Corporation ±	0.47	05/08/2012	60,045,000	60,045,305
General Electric Capital Corporation ±	0.66	06/01/2012	96,100,000	96,119,988
General Electric Capital Corporation	2.20	06/08/2012	118,235,000	118,488,761
Goldman Sachs Group Incorporated	3.25	06/15/2012	70,000,000	70,269,105
JPMorgan Chase & Company ±	0.70	06/15/2012	125,000,000	125,042,371
JPMorgan Chase & Company ±	0.72	12/26/2012	62,000,000	62,135,746
JPMorgan Chase & Company ±	0.85	06/22/2012	10,800,000	10,807,429
Morgan Stanley ±	0.82	06/20/2012	160,810,000	160,947,539
Morgan Stanley	1.95	06/20/2012	57,000,000	57,141,021

Total Other Notes (Cost $1,678,729,422)				1,678,729,422

Repurchase Agreements ^^: 47.46%
Bank of America Corporation, dated 04/30/2012, maturity value $775,004,306 (1)	0.20	05/01/2012	775,000,000	775,000,000
Barclays Capital Incorporated, dated 04/30/2012, maturity value $300,001,667 (2)	0.20	05/01/2012	300,000,000	300,000,000
Barclays Capital Incorporated, dated 04/30/2012, maturity value $305,726,529 (3)	0.18	05/01/2012	305,725,000	305,725,000
Barclays Capital Incorporated, dated 04/30/2012. maturity value $1,000,005,556 (4)	0.20	05/01/2012	1,000,000,000	1,000,000,000
BNP Paribas Securities, dated 04/30/2012, maturity value $500,002,917 (5)	0.21	05/01/2012	500,000,000	500,000,000
Citibank NA, dated 04/30/2012, maturity value $500,002,778 (6)	0.20	05/01/2012	500,000,000	500,000,000
Citigroup Global Markets, dated 04/30/2012, maturity value $100,000,556 (7)	0.20	05/01/2012	100,000,000	100,000,000

3

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND

Security Name		Interest Rate	Maturity Date	Principal	Value
Repurchase Agreements^^ (continued)
Citigroup Global Markets, dated 04/30/2012, maturity value $500,002,917 (8)		0.21%	05/01/2012	$500,000,000	$500,000,000
Deutsche Bank Securities, dated 04/30/2012, maturity value $1,500,008,750 (9)		0.21	05/01/2012	1,500,000,000	1,500,000,000
Goldman Sachs & Company, dated 04/30/2012, maturity value $200,001,167 (10)		0.21	05/01/2012	200,000,000	200,000,000
Goldman Sachs & Company, dated 04/30/2012, maturity value $250,000,903 (11)		0.13	05/01/2012	250,000,000	250,000,000
Goldman Sachs & Company, dated 04/30/2012, maturity value $250,002,361 (12)		0.17	05/02/2012	250,000,000	250,000,000
Goldman Sachs & Company, dated 04/30/2012, maturity value $250,009,722 (13)		0.20	05/07/2012	250,000,000	250,000,000
Goldman Sachs & Company, dated 04/30/2012, maturity value $300,001,667 (14)		0.20	05/01/2012	300,000,000	300,000,000
Goldman Sachs & Company, dated 04/30/2012, maturity value $600,003,833 (15)		0.23	05/01/2012	600,000,000	600,000,000
JPMorgan Securities, dated 04/30/2012, maturity value $500,002,778 (16)		0.20	05/01/2012	500,000,000	500,000,000
Merrill Pierce Fenner Smith Incorporated, dated 04/30/2012, maturity value $375,002,083 (17)		0.20	05/01/2012	375,000,000	375,000,000
RBC Capital Markets, dated 04/30/2012, maturity value $1,000,005,556 (18)		0.20	05/01/2012	1,000,000,000	1,000,000,000
RBC Capital Markets, dated 04/30/2012, maturity value $500,003,194 (19)		0.23	05/01/2012	500,000,000	500,000,000
Societe Generale New York, dated 04/30/2012, maturity value $2,225,012,979 (20)		0.21	05/01/2012	2,225,000,000	2,225,000,000
UBS Securities LLC, dated 04/30/2012, maturity value $1,510,008,808 (21)		0.21	05/01/2012	1,510,000,000	1,510,000,000
UBS Securities LLC, dated 04/30/2012, maturity value $250,003,750 (22)		0.18	05/03/2012	250,000,000	250,000,000
UBS Securities LLC, dated 04/30/2012, maturity value $250,004,444 (23)		0.16	05/04/2012	250,000,000	250,000,000

Total Repurchase Agreements (Cost $13,940,725,000)					13,940,725,000

Treasury Debt : 3.02%
U.S. Treasury Note		0.38	08/31/2012	100,000,000	100,086,959
U.S. Treasury Note		1.38	09/15/2012	250,000,000	251,134,923
U.S. Treasury Note		1.38	10/15/2012	75,000,000	75,409,271
U.S. Treasury Note		1.50	07/15/2012	100,000,000	100,286,047
U.S. Treasury Note		1.75	08/15/2012	122,000,000	122,576,939
U.S. Treasury Note		4.25	09/30/2012	135,000,000	137,292,188
U.S. Treasury Note		4.63	07/31/2012	100,000,000	101,121,342

Total Treasury Debt (Cost $887,907,669)					887,907,669

Total Investments in Securities (Cost $29,528,189,635)*	100.53%				29,528,189,635

Other Assets and Liabilities, Net	(0.53)				(156,164,290)

Total Net Assets	100.00%				$29,372,025,345

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
±	Variable rate investment
^^	Collateralized by:
(1)	U.S. government security, 4.50%, 4/20/2041, fair value including accrued interest is $798,250,000.
(2)	U.S. government securities, 0.00% to 6.75%, 5/1/2012 to 7/15/2033, fair value including accrued interest is $306,000,445.
(3)	U.S. government securities, 0.00% to 11.25%, 5/15/2012 to 8/15/2041, fair value including accrued interest is $311,839,509.
(4)	U.S. government securities, 3.50% to 5.00%, 12/1/2026 to 11/1/2040, fair value including accrued interest is $1,030,000,000.

4

WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

(5)	U.S. government securities, 3.00% to 6.00%, 4/15/2027 to 3/20/2061, fair value including accrued interest is $515,000,000.
(6)	U.S. government securities, 1.83% to 6.00%, 12/1/2019 to 4/1/2042, fair value including accrued interest is $515,000,000.
(7)	U.S. government securities, 1.625% to 6.12%, 10/1/2016 to 3/1/2042, fair value including accrued interest is $103,000,000.
(8)	U.S. government securities, 3.00% to 6.00%, 1/1/2021 to 5/1/2042, fair value including accrued interest is $515,000,001.
(9)	U.S. government securities, 3.00% to 7.00%, 8/1/2016 to 4/1/2042, fair value including accrued interest is $1,545,000,000.
(10)	U.S. government securities, 0.00% to 1.875%, 10/24/2012 to 11/30/2026, fair value including accrued interest is $204,000,189.
(11)	U.S. government securities, 2.21% to 5.50%, 7/1/2026 to 5/1/2042, fair value including accrued interest is $257,500,001.
(12)	U.S. government securities, 2.75% to 7.00%, 9/1/2025 to 3/1/2042, fair value including accrued interest is $257,500,000.
(13)	U.S. government securities, 3.00% to 6.00%, 5/1/2023 to 3/1/2042, fair value including accrued interest is $257,500,000.
(14)	U.S. government securities, 3.00% to 4.50%, 9/1/2026 to 9/1/2041, fair value including accrued interest is $309,000,001.
(15)	U.S. government securities, 0.00% to 6.75%, 7/23/2012 to 7/15/2032, fair value including accrued interest is $612,000,146.
(16)	U.S. government securities, 2.50% to 6.50%, 9/1/2014 to 5/1/2042, fair value including accrued interest is $515,002,845.
(17)	U.S. government securities, 3.00% to 5.00%, 5/1/2026 to 4/1/2042, fair value including accrued interest is $386,250,000.
(18)	U.S. government securities, 1.37% to 5.59%, 11/1/2015 to 9/1/2044, fair value including accrued interest is $1,030,000,000.
(19)	U.S. government securities, 4.00% to 5.00%, 9/1/2036 to 3/20/2042, fair value including accrued interest is $515,000,001.
(20)	U.S. government securities, 3.00% to 5.50%, 11/1/2026 to 4/1/2042, fair value including accrued interest is $2,291,750,000.
(21)	U.S. government securities, 2.50% to 7.00%, 5/1/2018 to 11/1/2048, fair value including accrued interest is $1,555,300,000.
(22)	U.S. government securities, 4.00% to 5.50%, 2/1/2026 to 5/1/2039, fair value including accrued interest is $257,500,000.
(23)	U.S. government securities, 4.00% to 4.50%, 5/1/2030 to 4/1/2042, fair value including accrued interest is $257,500,001.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

5

WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND

NOTES TO PORTFOLIO OF INVESTMENTS – APRIL 30, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Government Money Market Fund (the “Fund”).

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity. If amortized cost is determined not to approximate fair value, the fair value of portfolio securities will be determined under procedures established in good faith and approved by the Board of Trustees.

Investments which are not valued the method discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2012, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended April 30, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Certificates of Deposit : 13.67%
ANZ Banking Group London	0.21%	05/01/2012	$305,000,000	$305,000,000
Banco Del Estado De Chile	0.27	05/02/2012	60,000,000	60,000,000
Banco Del Estado De Chile	0.27	05/11/2012	68,000,000	68,000,000
Bank of Montreal	0.15	05/21/2012	80,000,000	80,000,000
Bank of Montreal	0.15	05/22/2012	80,000,000	80,000,000
Bank of Montreal	0.16	05/24/2012	95,000,000	95,000,000
Bank of Montreal	0.19	07/03/2012	87,000,000	87,000,000
Bank of Montreal	0.19	07/03/2012	27,000,000	27,000,000
Bank of Nova Scotia	0.15	05/21/2012	38,000,000	38,000,000
Bank of Nova Scotia ±	0.34	06/01/2012	10,000,000	10,000,870
Bank of Nova Scotia ±	0.67	06/11/2012	24,000,000	24,005,799
Bank of Nova Scotia ±	0.71	08/09/2012	13,000,000	13,017,511
Bank of Tokyo-Mitsubishi LLC	0.16	05/07/2012	240,000,000	240,000,000
Bank of Tokyo-Mitsubishi LLC	0.17	05/09/2012	33,000,000	33,000,000
Bank of Tokyo-Mitsubishi LLC	0.18	05/18/2012	82,000,000	82,000,000
Bank of Tokyo-Mitsubishi LLC	0.22	05/04/2012	27,000,000	27,000,045
Mizuho Corporate Bank Limited	0.14	05/02/2012	207,000,000	207,000,000
National Australia Bank Limited ±	0.49	05/18/2012	236,000,000	236,030,680
National Bank of Canada	0.15	05/01/2012	50,000,000	50,000,000
National Bank of Kuwait	0.17	05/01/2012	156,000,000	156,000,000
Nordea Bank plc	0.87	09/13/2012	106,000,000	106,040,242
Norinchukin Bank	0.17	05/01/2012	109,000,000	109,000,000
Norinchukin Bank	0.17	05/04/2012	188,000,000	188,000,000
Oversea-Chinese Banking Corporation Limited	0.19	05/11/2012	55,000,000	55,000,000
Oversea-Chinese Banking Corporation Limited	0.23	06/26/2012	41,000,000	41,000,000
Oversea-Chinese Banking Corporation Limited	0.25	05/31/2012	26,000,000	26,000,000
Oversea-Chinese Banking Corporation Limited	0.25	07/26/2012	41,000,000	41,000,000
Oversea-Chinese Banking Corporation Limited	0.25	08/02/2012	44,000,000	44,000,000
Royal Bank of Canada ±	0.73	12/17/2012	116,000,000	116,000,000
Toronto-Dominion Bank	0.17	06/14/2012	35,000,000	35,000,000
Toronto-Dominion Bank	0.17	06/22/2012	176,000,000	176,000,000
Toronto-Dominion Bank	0.17	06/27/2012	87,000,000	87,000,000
Toronto-Dominion Bank	0.17	07/19/2012	77,000,000	77,000,000
Toronto-Dominion Bank	0.17	07/25/2012	57,000,000	57,000,000
Toronto-Dominion Bank	0.21	05/04/2012	147,000,000	147,000,000
Westpac Banking Corporation	0.33	06/11/2012	120,000,000	120,022,550

Total Certificates of Deposit (Cost $3,343,117,697)				3,343,117,697

Commercial Paper : 28.20%

Asset-Backed Commercial Paper : 15.06%
CAFCO LLC 144A(z)	0.29	05/02/2012	10,000,000	9,999,919
CAFCO LLC 144A(z)	0.29	05/08/2012	28,000,000	27,998,421
CAFCO LLC 144A(z)	0.45	06/05/2012	26,000,000	25,988,625
Chariot Funding LLC 144A(z)	0.19	05/08/2012	20,000,000	19,999,261
Chariot Funding LLC 144A(z)	0.19	05/14/2012	39,061,000	39,058,320
Chariot Funding LLC 144A(z)	0.19	05/21/2012	92,060,000	92,050,283
Charta LLC 144A(z)	0.29	05/02/2012	19,000,000	18,999,847
Charta LLC 144A(z)	0.29	05/03/2012	12,000,000	11,999,807
Charta LLC 144A(z)	0.29	05/04/2012	6,000,000	5,999,855
Charta LLC 144A(z)	0.29	05/07/2012	14,000,000	13,999,323
Charta LLC 144A(z)	0.29	05/08/2012	17,000,000	16,999,041
Charta LLC 144A(z)	0.29	05/09/2012	41,000,000	40,997,358
Charta LLC 144A(z)	0.45	06/06/2012	26,000,000	25,988,300
CRC Funding LLC 144A(z)	0.29	05/07/2012	48,000,000	47,997,680
CRC Funding LLC 144A(z)	0.29	05/08/2012	53,000,000	52,997,011
Fairway Finance Corporation 144A(z)	0.14	05/17/2012	14,480,000	14,479,099
Fairway Finance Corporation 144A(z)	0.17	06/19/2012	41,885,000	41,875,308
Fairway Finance Corporation 144A(z)	0.17	06/26/2012	60,272,000	60,256,061
Fairway Finance Corporation 144A(z)	0.19	07/03/2012	1,000,000	999,668
Fairway Finance Corporation 144A(z)	0.19	07/05/2012	2,000,000	1,999,314
Fairway Finance Corporation 144A(z)	0.25	06/04/2012	5,049,000	5,047,808

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Asset-Backed Commercial Paper (continued)
Gotham Funding Corporation 144A(z)	0.18%	05/02/2012	$35,184,000	$35,183,824
Gotham Funding Corporation 144A(z)	0.20	05/01/2012	21,000,000	21,000,000
Gotham Funding Corporation 144A(z)	0.20	05/16/2012	30,901,000	30,898,425
Gotham Funding Corporation 144A(z)	0.20	05/17/2012	46,626,000	46,621,855
Gotham Funding Corporation 144A(z)	0.20	05/18/2012	48,000,000	47,995,467
Gotham Funding Corporation 144A(z)	0.20	05/22/2012	48,000,000	47,994,400
Gotham Funding Corporation 144A(z)	0.20	05/24/2012	48,000,000	47,993,867
Gotham Funding Corporation 144A(z)	0.20	05/25/2012	26,000,000	25,996,533
Gotham Funding Corporation 144A(z)	0.20	05/29/2012	7,059,000	7,057,902
Govco LLC 144A(z)	0.30	05/03/2012	81,000,000	80,998,650
Govco LLC 144A(z)	0.45	06/07/2012	80,000,000	79,963,000
Jupiter Securitization Company LLC 144A(z)	0.17	05/14/2012	40,444,000	40,441,517
Jupiter Securitization Company LLC 144A(z)	0.19	05/17/2012	15,061,000	15,059,728
Jupiter Securitization Company LLC 144A(z)	0.19	05/22/2012	46,060,000	46,054,895
Liberty Funding LLC 144A(z)	0.15	05/24/2012	38,000,000	37,996,358
Liberty Funding LLC 144A(z)	0.15	05/25/2012	81,000,000	80,991,900
Liberty Funding LLC 144A(z)	0.17	05/18/2012	101,000,000	100,991,212
Liberty Funding LLC 144A(z)	0.21	06/13/2012	58,000,000	57,985,452
Manhattan Asset Funding 144A(z)	0.19	05/07/2012	27,000,000	26,999,145
MetLife Short Term Funding 144A(z)	0.15	05/16/2012	90,000,000	89,994,375
MetLife Short Term Funding 144A(z)	0.16	05/21/2012	14,000,000	13,998,756
MetLife Short Term Funding 144A(z)	0.16	05/23/2012	22,000,000	21,997,849
MetLife Short Term Funding 144A(z)	0.16	05/22/2012	36,100,000	36,096,630
MetLife Short Term Funding 144A(z)	0.16	05/30/2012	20,000,000	19,997,422
MetLife Short Term Funding 144A(z)	0.18	05/18/2012	39,000,000	38,996,685
MetLife Short Term Funding 144A(z)	0.18	06/05/2012	36,000,000	35,993,700
MetLife Short Term Funding 144A(z)	0.18	06/06/2012	43,000,000	42,992,260
MetLife Short Term Funding 144A(z)	0.25	07/12/2012	59,500,000	59,470,250
Old Line Funding LLC 144A(z)	0.17	06/20/2012	28,000,000	27,993,389
Old Line Funding LLC 144A(z)	0.18	06/18/2012	41,106,000	41,096,135
Old Line Funding LLC 144A(z)	0.18	06/21/2012	39,602,000	39,591,901
Old Line Funding LLC 144A(z)	0.18	06/25/2012	19,035,000	19,029,765
Old Line Funding LLC 144A(z)	0.18	07/02/2012	6,000,000	5,998,140
Old Line Funding LLC 144A(z)	0.18	07/20/2012	28,000,000	27,988,800
Old Line Funding LLC 144A(z)	0.19	05/10/2012	22,079,000	22,077,951
Old Line Funding LLC 144A(z)	0.19	05/11/2012	37,055,000	37,053,044
Old Line Funding LLC 144A(z)	0.19	05/21/2012	48,309,000	48,303,901
Old Line Funding LLC 144A(z)	0.19	05/22/2012	10,587,000	10,585,827
Old Line Funding LLC 144A(z)	0.19	05/23/2012	34,000,000	33,996,052
Old Line Funding LLC 144A(z)	0.19	05/24/2012	17,000,000	16,997,936
Old Line Funding LLC 144A(z)	0.19	05/29/2012	11,071,000	11,069,364
Old Line Funding LLC 144A(z)	0.20	05/14/2012	30,000,000	29,997,833
Straight-A Funding LLC 144A(z)	0.18	05/01/2012	86,177,000	86,177,000
Straight-A Funding LLC 144A(z)	0.18	05/02/2012	236,354,000	236,352,818
Straight-A Funding LLC 144A(z)	0.18	06/01/2012	130,000,000	129,979,850
Straight-A Funding LLC 144A(z)	0.18	06/11/2012	25,135,000	25,129,847
Straight-A Funding LLC 144A(z)	0.18	06/20/2012	19,095,000	19,090,226
Straight-A Funding LLC 144A(z)	0.18	07/23/2012	51,115,000	51,093,787
Straight-A Funding LLC 144A(z)	0.18	07/25/2012	79,281,000	79,247,306
Sydney Capital Corporation 144A(z)	0.30	06/15/2012	15,000,000	14,994,375
Sydney Capital Corporation 144A(z)	0.30	06/25/2012	20,000,000	19,990,833
Thunder Bay Funding LLC 144A(z)	0.18	06/11/2012	25,000,000	24,994,875
Thunder Bay Funding LLC 144A(z)	0.18	06/12/2012	66,081,000	66,067,123
Thunder Bay Funding LLC 144A(z)	0.18	06/13/2012	20,000,000	19,995,700
Thunder Bay Funding LLC 144A(z)	0.18	06/18/2012	82,305,000	82,285,247
Thunder Bay Funding LLC 144A(z)	0.18	06/25/2012	25,000,000	24,993,125
Thunder Bay Funding LLC 144A(z)	0.19	05/21/2012	94,440,000	94,430,031
Thunder Bay Funding LLC 144A(z)	0.19	05/22/2012	20,106,000	20,103,772
Thunder Bay Funding LLC 144A(z)	0.19	05/23/2012	26,000,000	25,996,981
Thunder Bay Funding LLC 144A(z)	0.19	05/24/2012	13,030,000	13,028,418
Thunder Bay Funding LLC 144A(z)	0.19	06/01/2012	20,233,000	20,229,690
Thunder Bay Funding LLC 144A(z)	0.20	05/15/2012	40,000,000	39,996,889
Victory Receivables 144A(z)	0.20	05/08/2012	15,014,000	15,013,416
Victory Receivables 144A(z)	0.20	05/10/2012	14,000,000	13,999,300
Victory Receivables 144A(z)	0.20	05/11/2012	72,000,000	71,996,000

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Asset-Backed Commercial Paper (continued)
Victory Receivables 144A(z)	0.20%	05/16/2012	$34,766,000	$34,763,103
Victory Receivables 144A(z)	0.20	05/17/2012	56,023,000	56,018,020
Victory Receivables 144A(z)	0.20	05/18/2012	68,000,000	67,993,578
Victory Receivables 144A(z)	0.20	05/21/2012	39,000,000	38,995,667
Victory Receivables 144A(z)	0.20	05/24/2012	37,310,000	37,305,233
White Point Funding Incorporated 144A(z)	0.57	06/01/2012	15,712,000	15,704,288
White Point Funding Incorporated 144A(z)	0.57	06/04/2012	12,359,000	12,352,347
Working Capital Management Company 144A(z)	0.27	05/01/2012	40,000,000	40,000,000

				3,683,591,249

Financial Company Commercial Paper : 9.45%
ANZ National Limited 144A(z)	0.28	05/02/2012	17,000,000	16,999,868
ASB Finance Limited ±144A	0.55	06/08/2012	139,000,000	138,998,807
ASB Finance Limited ±144A	0.57	05/31/2012	139,000,000	139,000,000
Australia & New Zealand Banking Group Limited 144A(z)	0.18	07/26/2012	86,000,000	85,963,020
Axis Bank Limited (z)	0.53	05/11/2012	45,000,000	44,993,375
Axis Bank Limited (Dubai) (z)	0.55	05/23/2012	33,000,000	32,988,908
Axis Bank Limited (Dubai) (z)	0.55	05/10/2012	24,000,000	23,996,700
BNZ International Funding Limited 144A(z)	0.24	05/21/2012	5,000,000	4,999,333
BNZ International Funding Limited 144A(z)	0.25	06/28/2012	34,000,000	33,986,306
BNZ International Funding Limited 144A(z)	0.28	05/11/2012	37,000,000	36,997,122
BNZ International Funding Limited 144A(z)	0.28	05/15/2012	64,975,000	64,967,925
Caisse Centrale Desjardins du Quebec 144A(z)	0.17	05/09/2012	26,000,000	25,999,018
Caisse Centrale Desjardins du Quebec 144A(z)	0.17	05/10/2012	92,000,000	91,995,843
Caisse Centrale Desjardins du Quebec 144A(z)	0.17	05/04/2012	33,000,000	32,999,533
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	05/14/2012	60,000,000	59,996,100
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	05/17/2012	140,000,000	139,988,511
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	05/25/2012	11,000,000	10,998,680
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	06/01/2012	15,000,000	14,997,675
Caisse Centrale Desjardins du Quebec 144A(z)	0.19	05/24/2012	12,000,000	11,998,543
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	05/01/2012	35,000,000	35,000,000
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	05/07/2012	3,000,000	2,999,900
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	05/08/2012	21,000,000	20,999,183
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	07/03/2012	9,000,000	8,996,850
Commonwealth Bank of Australia 144A(z)	0.17	05/07/2012	89,000,000	88,997,553
Commonwealth Bank of Australia 144A(z)	0.19	07/13/2012	69,000,000	68,974,115
Commonwealth Bank of Australia 144A(z)	0.19	06/01/2012	10,000,000	9,998,364
Commonwealth Bank of Australia 144A(z)	0.19	06/07/2012	49,000,000	48,990,431
Commonwealth Bank of Australia 144A(z)	0.19	06/15/2012	83,000,000	82,980,288
DBS Bank Limited 144A(z)	0.20	07/02/2012	28,000,000	27,990,356
DBS Bank Limited 144A(z)	0.21	07/16/2012	81,000,000	80,964,090
DBS Bank Limited 144A(z)	0.23	08/02/2012	32,000,000	31,980,987
National Rural Utilities Corporation (z)	0.15	05/22/2012	33,000,000	32,997,113
National Rural Utilities Corporation (z)	0.15	06/06/2012	13,700,000	13,697,945
Oversea-Chinese Banking Corporation Limited (z)	0.21	05/22/2012	40,000,000	39,995,100
Oversea-Chinese Banking Corporation Limited (z)	0.22	05/29/2012	20,000,000	19,996,578
Oversea-Chinese Banking Corporation Limited (z)	0.26	08/06/2012	6,420,000	6,415,502
Suncorp Group Limited 144A(z)	0.31	05/10/2012	55,000,000	54,995,738
Suncorp Group Limited 144A(z)	0.31	05/15/2012	12,000,000	11,998,553
Suncorp Group Limited 144A(z)	0.31	05/16/2012	61,000,000	60,992,121
Suncorp Group Limited 144A(z)	0.31	05/17/2012	37,000,000	36,994,902
Suncorp Group Limited 144A(z)	0.31	05/30/2012	56,000,000	55,986,016
Toyota Credit Canada Incorporated (z)	0.25	07/24/2012	7,000,000	6,995,917
UOB Funding LLC (z)	0.30	05/07/2012	5,000,000	4,999,750
UOB Funding LLC (z)	0.30	05/09/2012	34,000,000	33,997,733
Westpac Banking Corporation 144A(z)	0.15	05/25/2012	62,000,000	61,993,800
Westpac Banking Corporation 144A(z)	0.16	06/25/2012	101,000,000	100,975,311
Westpac Banking Corporation 144A(z)	0.18	07/24/2012	189,000,000	188,920,620
Westpac Securities NZ Limited 144A(z)	0.28	05/03/2012	59,000,000	58,999,082

				2,312,689,165

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Other Commercial Paper : 3.69%
ACTS Retirement Life Communities Incorporated (z)	0.45%	05/29/2012	$4,000,000	$3,998,600
Coca-Cola Company 144A(z)	0.15	05/09/2012	69,180,000	69,177,694
Coca-Cola Company 144A(z)	0.15	06/11/2012	98,000,000	97,983,258
Coca-Cola Company 144A(z)	0.15	06/12/2012	28,000,000	27,995,100
Coca-Cola Company 144A(z)	0.16	05/18/2012	37,000,000	36,997,205
Coca-Cola Company 144A(z)	0.16	05/21/2012	15,000,000	14,998,667
Coca-Cola Company 144A(z)	0.16	05/30/2012	58,000,000	57,992,525
Coca-Cola Company 144A(z)	0.16	07/25/2012	55,000,000	54,979,222
Coca-Cola Company 144A(z)	0.17	07/23/2012	13,000,000	12,994,905
Coca-Cola Company 144A(z)	0.18	07/19/2012	25,000,000	24,990,125
General Electric Company (z)	0.17	06/18/2012	77,000,000	76,982,547
General Electric Company (z)	0.18	06/28/2012	77,000,000	76,977,670
Koch Resources LLC 144A(z)	0.18	05/23/2012	38,000,000	37,995,820
Louis Dreyfus Commodities LLC (z)	0.15	05/01/2012	35,312,000	35,312,000
Toyota Motor Credit Corporation (z)	0.21	05/29/2012	51,000,000	50,991,670
Toyota Motor Credit Corporation (z)	0.21	05/30/2012	26,000,000	25,995,602
Toyota Motor Credit Corporation (z)	0.21	05/31/2012	26,000,000	25,995,450
Toyota Motor Credit Corporation (z)	0.27	06/12/2012	23,000,000	22,992,755
Toyota Motor Credit Corporation (z)	0.28	06/14/2012	81,000,000	80,972,280
Toyota Motor Credit Corporation (z)	0.28	06/19/2012	67,000,000	66,974,466

				903,297,561

Total Commercial Paper (Cost $6,899,577,975)				6,899,577,975

Municipal Obligations : 30.85%

Alabama : 0.04%

Variable Rate Demand Note §: 0.04%
Tuscaloosa County AL IDA Tax Exempt Gulf Opportunity Zone Hunt Refining Project Series 2008-A (IDR, JPMorgan Chase Bank LOC)	0.31	03/01/2027	10,000,000	10,000,000

Alaska : 0.09%

Variable Rate Demand Note §: 0.09%
Valdez AK Marine Terminal Exxon Pipeline Project (IDR)	0.20	10/01/2025	21,510,000	21,510,000

Arizona : 0.19%

Variable Rate Demand Notes §: 0.19%
Glendale AZ IDA Midwestern University (Education Revenue, JPMorgan Chase Bank LOC)	0.26	05/01/2041	39,560,000	39,560,000
Glendale AZ IDA Thunderbird Garvin School Series A (IDR, JPMorgan Chase Bank LOC)	0.22	07/01/2035	6,725,000	6,725,000

				46,285,000

California : 5.11%

Other Municipal Debt : 0.35%
Orange County CA Pension Obligation Series A (Miscellaneous Revenue)	0.75	02/01/2013	3,000,000	3,000,000
Orange County CA Pension Obligation Series A (Miscellaneous Revenue)	0.80	11/01/2012	16,000,000	16,000,000
Orange County CA Pension Obligation Series A (Miscellaneous Revenue)	0.85	02/01/2013	13,000,000	13,000,000
San Diego County CA Regional Transportation Series B (Tax Revenue)	0.30	05/02/2012	2,000,000	2,000,000
San Francisco CA Public Utilities Commission Series A-1-T (Utilities Revenue)	0.19	05/01/2012	11,000,000	11,000,000
San Francisco CA Public Utilities Commission Series A-1-T (Utilities Revenue)	0.19	06/04/2012	21,000,000	21,000,000

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Other Municipal Debt (continued)
San Francisco CA Public Utilities Commission Series A-2-T (Utilities Revenue)	0.19%	06/11/2012	$17,000,000	$17,000,000
San Jose CA International Airport Series C-1 (Airport Revenue)	0.47	06/13/2012	4,000,000	4,000,000

				87,000,000

Variable Rate Demand Notes §: 4.76%
California CDA Series 2554 (Miscellaneous Revenue, FSA Insured, Morgan Stanley Bank LIQ)	0.40	07/01/2047	14,190,000	14,190,000
California HFFA Catholic Healthcare Series H (Health Revenue, Bank of America NA LOC)	0.29	07/01/2035	64,765,000	64,765,000
California HFFA Catholic Healthcare Series L (Health Revenue, Citibank NA LOC)	0.28	07/01/2033	9,000,000	9,000,000
California Housing Finance Agency Series B (Housing Revenue, FNMA LOC)	0.18	08/01/2036	5,895,000	5,895,000
California Infrastructure & Economic Development Bank Pacific Gas & Electric Company Series 2009 C (Utilities Revenue, Sumitomo Mitsui Banking Corporation LOC)	0.19	12/01/2016	17,640,000	17,640,000
California Infrastructure & Economic Development Bank Pacific Gas & Electric Company Series A (Utilities Revenue, Mizuho Corporate Bank LOC)	0.24	11/01/2026	10,730,000	10,730,000
California Infrastructure & Economic Development Bank Rand Corporation Series B (IDR, Bank of America NA LOC)	0.30	04/01/2042	16,340,000	16,340,000
California Municipal Finance Authority Chevron USA Recovery Zone Project Series A (IDR)	0.19	11/01/2035	37,495,000	37,495,000
California Municipal Finance Authority Exxon Mobile Project (IDR)	0.18	12/01/2029	14,000,000	14,000,000
California PCFA Pacific Gas & Electric Project Series 97-B (Utilities Revenue, JPMorgan Chase Bank LOC)	0.27	11/01/2026	26,200,000	26,200,000
California Series B-2 JPMorgan Chase PUTTER Trust Series 4064 (Miscellaneous Revenue, JPMorgan Chase Bank LOC) 144A	0.25	06/28/2012	121,000,000	121,000,000
California Statewide CDA Rady Children’s Hospital Series A (Health Revenue, U.S. Bank NA LOC)	0.22	08/15/2047	63,845,000	63,845,000
East Bay California MUD Water System Series 2011A-2 JPMorgan Chase PUTTER Trust Series 4032 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.25	06/26/2012	102,870,000	102,870,000
El Dorado CA Irrigation District & El Dorado Water Agency Series A (Water & Sewer Revenue, Citibank NA LOC)	0.23	03/01/2036	41,595,000	41,595,000
Golden State Tobacco Securitization Corporation CA Series 3107 (Tobacco Revenue, BHAC-CR AMBAC-TCRS-BNY Insured, Morgan Stanley Bank LIQ) 144A	0.40	12/01/2045	25,710,000	25,710,000
Loma Linda CA Loma Linda University Hospital Series B-2 (Health Revenue, Bank of America NA LOC)	0.30	12/01/2037	12,000,000	12,000,000
Los Angeles CA Multi-Family Housing Fountain Park (Housing Revenue, FNMA Insured & LIQ)	0.23	03/15/2034	32,615,000	32,615,000
Los Angeles CA TRAN JPMorgan Chase PUTTER Series 3931 (GO, JPMorgan Chase & Company LIQ)	0.25	08/12/2012	61,070,000	61,070,000
Los Angeles CA TRAN JPMorgan Chase PUTTER Series 3965 (GO, JPMorgan Chase Bank LIQ) 144A	0.25	08/12/2012	24,765,000	24,765,000
Los Angeles CA Unified School District COP Administration Building Project Series A (Miscellaneous Revenue, Bank of America NA LOC)	0.28	10/01/2024	9,730,000	9,730,000
Newport Beach CA Hoag Memorial Hospital Series F (Health Revenue, Bank of America NA LOC)	0.29	12/01/2040	31,400,000	31,400,000
Northern California Power Agency RB Hydroelectric Project Series A (Utilities Revenue, Citibank NA LOC)	0.23	07/01/2032	77,560,000	77,560,000
Roseville CA Electric System Series A (Miscellaneous Revenue, Morgan Stanley Bank LOC)	0.30	02/01/2035	18,000,000	18,000,000
Sacramento CA MUD Series K (Utilities Revenue, Bank of America NA LOC)	0.30	08/15/2028	48,900,000	48,900,000
Sacramento County CA Sanitation District Finance Authority Series B (Water & Sewer Revenue, Morgan Stanley Bank LOC)	0.25	12/01/2037	10,000,000	10,000,000
San Diego CA Unified School District TRAN JPMorgan Chase PUTTER Series 3934 (GO, JPMorgan Chase & Company LIQ) 144A	0.25	08/07/2012	47,945,000	47,945,000

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §(continued)
San Diego CA Unified School District TRAN JPMorgan Chase PUTTER Series 3966 (GO, JPMorgan Chase Bank LIQ) 144A	0.25%	08/12/2012	$18,000,000	$18,000,000
San Diego County CA Regional Transportation Community Limited Tax Series A (Tax Revenue, JPMorgan Chase Bank SPA)	0.23	04/01/2038	43,715,000	43,715,000
San Diego County CA Regional Transportation Community Limited Tax Series B (Tax Revenue, JPMorgan Chase Bank SPA)	0.25	04/01/2038	74,560,000	74,560,000
San Francisco CA City & County Finance Corporation Moscone Center Project Series 2008 (Miscellaneous Revenue, Bank of America NA LOC)	0.27	04/01/2030	20,080,000	20,080,000
San Francisco CA City & County Redevelopment Agency Series B001 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.28	11/01/2041	4,000,000	4,000,000
San Luis Obispo County CA Financing Authority Series 3030 (Water & Sewer Revenue, BHAC-CR MBIA Insured, Morgan Stanley Bank LIQ) 144A	0.40	09/01/2038	23,570,000	23,570,000
Santa Clara County CA Financing Authority Multiple Facilities Projects Series M (Miscellaneous Revenue, Bank of America NA LOC)	0.30	05/15/2035	10,430,000	10,430,000
Santa Clara County CA TRAN JPMorgan Chase PUTTER Series 3976 (GO, JPMorgan Chase & Company LIQ) 144A	0.24	06/29/2012	14,910,000	14,910,000
Westminster CA Redevelopment Agency Series 3009 (Tax Revenue, Assured Guaranty Insured, Morgan Stanley Bank LIQ) 144A	0.40	11/01/2045	8,875,000	8,875,000

				1,163,400,000

Colorado : 1.53%

Other Municipal Debt : 0.04%
Colorado ECFA Series 2012-A (Education Revenue)	2.00	06/29/2012	9,000,000	9,026,101

Variable Rate Demand Notes §: 1.49%
Colorado General Funding Revenue & TRAN JPMorgan Chase PUTTER Series 4024 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.25	06/27/2012	59,645,000	59,645,000
Colorado HFA Class I Series A-1 (Housing Revenue, FHLB SPA)	0.19	10/01/2033	13,665,000	13,665,000
Colorado HFA Class I Series A-1 (Housing Revenue, FHLB SPA)	0.19	11/01/2036	1,220,000	1,220,000
Colorado HFA Class I Series A-2 (Housing Revenue, FNMA LOC)	0.20	05/01/2038	10,185,000	10,185,000
Colorado HFA Class I Series A-2 (Housing Revenue, Royal Bank of Canada SPA)	0.25	11/01/2026	12,240,000	12,240,000
Colorado HFA Class I Series B-3 (Housing Revenue, FHLB SPA)	0.25	11/01/2036	25,445,000	25,445,000
Colorado HFA Taxable MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.19	05/01/2050	80,815,000	80,815,000
Denver CO City & County Subseries G1 (Port Authority Revenue, Assured Guaranty Insured, Morgan Stanley Bank SPA)	0.34	11/15/2025	19,905,000	19,905,000
Denver CO City & County Subseries G2 (Port Authority Revenue, Assured Guaranty Insured, Morgan Stanley Bank SPA)	0.34	11/15/2025	19,000,000	19,000,000
Denver CO Public Schools Series A-1 (Lease Revenue, JPMorgan Chase Bank LOC, AGM Insured)	0.20	12/15/2037	14,845,000	14,845,000
Denver CO Public Schools Series A-4 (Lease Revenue, Royal Bank of Canada LOC, AGM Insured)	0.17	12/15/2037	46,000,000	46,000,000
Southern Ute Indian Tribe Reservation (Miscellaneous Revenue) 144A	0.25	04/01/2040	62,735,000	62,735,000

				365,700,000

District of Columbia : 0.42%

Other Municipal Debt : 0.04%
District Columbia Water and Sewer Authority Series C (Water & Sewer Revenue)	0.15	05/14/2012	10,200,000	10,200,000

Variable Rate Demand Notes §: 0.38%
District of Columbia JPMorgan Chase PUTTER Trust Series 4026 (GO, JPMorgan Chase & Company LIQ) 144A	0.25	09/28/2012	5,000,000	5,000,000
District of Columbia The Pew Charitable Trusts Series A (Miscellaneous Revenue, PNC Bank NA LOC)	0.24	04/01/2038	70,400,000	70,400,000

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §(continued)
Metropolitan Washington DC Airports Authority Subseries D-1 (Airport Revenue, Bank of America NA LOC)	0.28%	10/01/2039	$16,430,000	$16,430,000

				91,830,000

Florida : 0.49%

Variable Rate Demand Notes §: 0.49%
Florida HEFAR Ringling College of Arts & Design Incorporated Project Series 2008 (Education Revenue, PNC Bank NA LOC)	0.24	03/01/2038	5,530,000	5,530,000
Florida Municipal Power Agency All Requirements Supply Series C (Utilities Revenue, Bank of America NA LOC)	0.28	10/01/2035	49,500,000	49,500,000
Miami-Dade County FL Expressway Authority Series 1339 (Transportation Revenue, AGC-ICC, FGIC Insured, JPMorgan Chase Bank LIQ)	0.40	07/01/2012	5,075,000	5,075,000
Palm Bay FL Special Obligation Variable Taxable Pension Funding Project (Miscellaneous Revenue, AGM Insured, State Street Bank & Trust Company SPA)	0.55	10/01/2037	24,260,000	24,260,000
Sarasota County FL Public Hospital Series D (Health Revenue, JPMorgan Chase Bank LOC)	0.24	07/01/2037	12,900,000	12,900,000
Volusia County FL Eclipse Funding Trust (Miscellaneous Revenue, U.S. Bank NA LOC, FSA Insured)	0.24	08/01/2013	11,970,000	11,970,000
Volusia County FL Eclipse Funding Trust (Miscellaneous Revenue, U.S. Bank NA LOC, FSA Insured)	0.24	08/01/2032	10,970,000	10,970,000

				120,205,000

Georgia : 0.47%

Other Municipal Debt : 0.12%
Atlanta GA Airport Series A-1 (Airport Revenue)	0.28	05/08/2012	30,000,000	30,000,000

Variable Rate Demand Notes §: 0.35%
Fulton County GA Series 1474 (Water & Sewer Revenue, AGC-ICC, FGIC Insured, JPMorgan Chase Bank LIQ)	0.29	07/01/2012	10,085,000	10,085,000
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Utilities Revenue, Royal Bank of Canada SPA)	0.25	08/01/2040	25,270,000	25,270,000
Savannah GA College of Art & Design Series 2004 BD (Education Revenue, Bank of America NA LOC)	0.29	04/01/2024	41,600,000	41,600,000
Wayne County GA IDA Various Rayonier Incorporated Project (IDR, Bank of America NA LOC)	0.34	05/01/2020	8,000,000	8,000,000

				84,955,000

Illinois : 1.81%

Variable Rate Demand Notes §: 1.81%
Chicago IL Deutsche Bank Short Puttable Exempt Adjustable Receipts/Long Inverse Floating Exempt Receipts Trust Series DB-393 (GO, JPMorgan Chase Bank SPA)	0.27	01/01/2034	14,645,000	14,645,000
Chicago IL Metropolitan Water Reclamation PFOTER (Tax Revenue, Bank of America NA LIQ) 144A	0.46	12/01/2028	27,810,000	27,810,000
Chicago IL Midway Airport 2nd Lien Series A-2 (Airport Revenue, JPMorgan Chase Bank LOC)	0.25	01/01/2025	5,135,000	5,135,000
Chicago IL Midway Airport 2nd Lien Series C-1 (Airport Revenue, Bank of Montreal LOC)	0.27	01/01/2035	20,040,000	20,040,000
Chicago IL Water District Eclipse Funding Trust Series 2006-A (Water & Sewer Revenue, U.S. Bank NA LOC)	0.24	05/01/2014	17,780,000	17,780,000
Chicago IL Waterworks Revenue Subseries 2001-1 (Water & Sewer Revenue, JPMorgan Chase Bank SPA)	0.27	11/01/2030	12,000,000	12,000,000
Chicago IL Waterworks Revenue Subseries 2001-2 (Water & Sewer Revenue, JPMorgan Chase Bank SPA)	0.27	11/01/2030	27,000,000	27,000,000

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §(continued)
Cook County IL Series A (GO, Bank of America NA SPA)	0.19%	11/01/2023	$25,680,000	$25,680,000
Cook County IL Series D-1 (GO, Harris NA SPA)	0.17	11/01/2030	19,000,000	19,000,000
Cook County IL Series D-2 (GO, Northern Trust Company SPA)	0.17	11/01/2030	28,000,000	28,000,000
IIlinois Health Facilities Authority Centegra Health System Series 2002 (Health Revenue, FSA Insured, JPMorgan Chase Bank SPA)	0.40	09/01/2032	12,440,000	12,440,000
Illinois Finance Authority Bradley University Series A (Education Revenue, PNC Bank NA LOC)	0.24	04/01/2033	24,635,000	24,635,000
Illinois Finance Authority Resurrection Health Project Series 2005-B (Health Revenue, JPMorgan Chase Bank LOC)	0.24	05/15/2035	14,785,000	14,785,000
Illinois Finance Authority Revenue Elmhurst Healthcare Series B (Health Revenue, JPMorgan Chase Bank LOC)	0.24	01/01/2048	20,000,000	20,000,000
Illinois Finance Authority Revenue University of Chicago (Education Revenue, Bank of America NA LIQ)	0.24	07/01/2038	46,534,000	46,534,000
Illinois Finance Authority Spertus Institute (Education Revenue, Northern Trust Company LOC)	0.26	09/01/2035	43,570,000	43,570,000
Illinois Finance Authority St. Ignatius College (Education Revenue, JPMorgan Chase Bank LOC)	0.26	12/01/2036	13,000,000	13,000,000
Illinois Housing Development Authority Larkin Village Project Series A (Housing Revenue, JPMorgan Chase Bank LOC, GO of Authority Insured)	0.30	01/01/2027	13,090,000	13,090,000
Illinois International Port District Facilities (Port Authority Revenue, U.S. Bank NA LOC)	0.24	01/01/2023	8,000,000	8,000,000
Illinois Metropolitan Pier & Exposition Authority Series 3221 (Port Authority Revenue, Morgan Stanley Bank LIQ) 144A	0.40	06/15/2050	9,500,000	9,500,000
Illinois Toll Highway Authority Series A-1A (Transportation Revenue, Citibank NA LOC)	0.25	07/01/2030	25,000,000	25,000,000
Illinois Toll Highway Authority Series A-1B (Transportation Revenue, PNC Bank NA LOC)	0.23	07/01/2030	16,000,000	16,000,000

				443,644,000

Indiana : 0.36%

Variable Rate Demand Notes §: 0.36%
Eclipse Funding Trust Indiana Solar Eclipse Series 2007 (Miscellaneous Revenue, U.S. Bank NA LOC, FSA Insured)	0.25	07/15/2026	5,000,000	5,000,000
Indiana Finance Authority Hospital Revenue University Health Series K (Health Revenue, JPMorgan Chase Bank LOC)	0.25	03/01/2033	20,375,000	20,375,000
Indiana Housing & CDA (Housing Revenue, JPMorgan Chase Bank SPA)	0.26	07/01/2036	14,060,000	14,060,000
Richmond IN Reid Hospital & Health Care Services Incorporated (Health Revenue, AGM Insured, JPMorgan Chase Bank SPA)	0.24	01/01/2040	49,450,000	49,450,000

				88,885,000

Iowa : 0.11%

Variable Rate Demand Note §: 0.11%
Iowa State Finance Authority Health Facilities (Health Revenue, JPMorgan Chase Bank LOC)	0.24	02/15/2035	26,185,000	26,185,000

Kentucky : 0.36%

Variable Rate Demand Notes §: 0.36%

Carroll County KY Environmental Facility Revenue Series A (Utilities Revenue, Sumitomo Mitsui Banking Corporation LOC)	0.26	10/01/2034	26,000,000	26,000,000
Kentucky Municipal Power Agency Series B002 (Miscellaneous Revenue, Assured Guaranty Insured, Morgan Stanley Bank LIQ) 144A	0.28	09/01/2037	20,000,000	20,000,000
Logan County KY Solid Waste Disposal Waste Management LLC Project (Resource Recovery Revenue, PNC Bank NA LOC)	0.29	03/01/2021	6,000,000	6,000,000

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §(continued)
Louisville & Jefferson County KY Sewer District JPMorgan Chase PUTTER/DRIVER Trust Series 4012 (Water & Sewer Revenue, JPMorgan Chase Bank LOC) 144A	0.25%	12/12/2012	$35,000,000	$35,000,000

				87,000,000

Louisiana : 1.21%

Variable Rate Demand Notes §: 1.21%
East Baton Rouge Parish LA IDR ExxonMobile Project Series A (IDR)	0.20	08/01/2035	49,000,000	49,000,000
East Baton Rouge Parish LA IDR ExxonMobile Project Series B (IDR)	0.20	12/01/2040	48,000,000	48,000,000
East Baton Rouge Parish LA Road & Street Improvement Project Series A (Tax Revenue, JPMorgan Chase Bank LOC)	0.25	08/01/2030	71,440,000	71,440,000
East Baton Rouge Parish LA Sewerage Commission Revenue Series B005 (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.28	02/01/2045	16,280,000	16,280,000
Louisiana Public Facilities Authority Dynamic Fuels LLC Project Series 2008 (IDR)	0.24	10/01/2033	43,600,000	43,600,000
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series 2010 A-1 (IDR)	0.26	11/01/2040	39,200,000	39,200,000
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series 2010 B-1 (IDR)	0.24	11/01/2040	18,700,000	18,700,000
St. James Parish LA PCRB Texaco Project Series 1988B (Miscellaneous Revenue)	0.22	07/01/2012	10,000,000	10,000,000

				296,220,000

Maryland : 0.37%

Variable Rate Demand Notes §: 0.37%
Baltimore MD Package Systems Facilities (Transportation Revenue, Bank of America NA LOC)	0.25	07/01/2032	45,910,000	45,910,000
Maryland Health & HEFA Anne Arundel Health System B (Health Revenue, Bank of America NA LOC)	0.30	07/01/2043	44,500,000	44,500,000

				90,410,000

Massachusetts : 0.60%

Variable Rate Demand Notes §: 0.60%
Massachusetts Department of Transportation Series A6 (Transportation Revenue, GO of Commonwealth Insured, JPMorgan Chase Bank SPA)	0.23	01/01/2029	15,000,000	15,000,000
Massachusetts HEFA Boston University Project Series N (Education Revenue, Bank of America NA LOC)	0.24	10/01/2034	9,855,000	9,855,000
Massachusetts HEFA Children Hospital Series N-4 (Health Revenue, JPMorgan Chase Bank LOC)	0.26	10/01/2049	16,450,000	16,450,000
Massachusetts HEFA Series N-1 (Education Revenue, U.S. Bank NA SPA)	0.26	08/15/2040	33,400,000	33,400,000
Massachusetts Water Resources Authority Series A-1 (Water & Sewer Revenue, GO of Authority Insured, JPMorgan Chase Bank SPA)	0.22	08/01/2037	19,675,000	19,675,000
Massachusetts Water Resources Authority Series C-1 (Water & Sewer Revenue, GO of Authority Insured, Bank of America NA SPA)	0.32	11/01/2026	20,085,000	20,085,000
Massachusetts Water Resources Authority Series E (Water & Sewer Revenue, GO of Authority Insured, JPMorgan Chase Bank SPA)	0.24	08/01/2037	32,810,000	32,810,000

				147,275,000

Michigan : 2.54%

Variable Rate Demand Notes §: 2.54%
Michigan Finance Authority Series A (Miscellaneous Revenue, Bank of America NA LOC)	0.26	09/01/2050	100,000,000	100,000,000

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §(continued)
Michigan Finance Authority Series B (Miscellaneous Revenue, PNC Bank NA LOC)	0.24%	09/01/2050	$25,000,000	$25,000,000
Michigan Finance Authority Series C (Miscellaneous Revenue, Bank of Montreal LOC)	0.24	09/01/2050	22,000,000	22,000,000
Michigan Finance Authority Unemployment Obligation Assessment Series 2011 (Miscellaneous Revenue, Citibank NA LOC)	0.27	07/01/2014	319,000,000	319,000,000
Michigan HEFAR Calvin College Project Series A (Education Revenue, JPMorgan Chase Bank LOC)	0.25	09/01/2037	20,000,000	20,000,000
Michigan HEFAR Calvin College Project Series B (Education Revenue, JPMorgan Chase Bank LOC)	0.25	09/01/2037	15,000,000	15,000,000
Michigan Housing Development Authority Series A (Housing Revenue, GO of Authority Insured, JPMorgan Chase & Company SPA)	0.26	10/01/2037	57,095,000	57,095,000
Wayne County MI Airport Authority Series E-1 (Airport Revenue, JPMorgan Chase Bank LOC)	0.25	12/01/2028	25,000,000	25,000,000
Wayne County MI Airport Authority Series F (Airport Revenue, JPMorgan Chase Bank LOC)	0.23	12/01/2033	37,320,000	37,320,000

				620,415,000

Minnesota : 0.44%

Other Municipal Debt : 0.09%
Hennepin County MN Series B (Miscellaneous Revenue)	0.24	05/14/2012	21,000,000	21,000,000

Variable Rate Demand Notes §: 0.35%
Minnesota Office of Higher Education Supplemental Student Loan Program Series A (Education Revenue, U.S. Bank NA LOC)	0.25	09/01/2046	10,500,000	10,500,000
Minnesota Office of Higher Education Supplemental Student Loan Project Series B (Education Revenue, State Street Bank & Trust Company LOC)	0.23	09/01/2046	9,200,000	9,200,000
Minnesota State HFA Residential Housing Series E (Housing Revenue, GO of Agency Insured, State Street Bank & Trust Company SPA)	0.21	07/01/2038	4,205,000	4,205,000
Minnesota State HFA Residential Housing Series T (Housing Revenue, GO of Agency Insured, State Street Bank & Trust Company SPA)	0.21	07/01/2048	4,750,000	4,750,000
St. Anthony MN Landings Silver Lake Project Series A (Housing Revenue, Bank of America NA LOC)	0.60	10/01/2037	13,400,000	13,400,000
St. Cloud MN CentraCare Health System Series A (Health Revenue, U.S. Bank NA LOC)	0.22	05/01/2042	20,000,000	20,000,000
St. Cloud MN CentraCare Health System Series A (Health Revenue, Assured Guaranty Insured, JPMorgan Chase Bank SPA)	0.50	05/01/2042	13,000,000	13,000,000
St. Paul MN Housing & RDA Bridgecreek Place Limited Project Series 2004-A (Housing Revenue, Bank of America NA LOC)	0.60	06/15/2037	10,750,000	10,750,000

				85,805,000

Mississippi : 0.41%

Variable Rate Demand Notes §: 0.41%
Jackson County MS Port Facility Chevron USA Incorporated Project (IDR)	0.22	06/01/2023	16,000,000	16,000,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series 2009B (IDR)	0.22	12/01/2030	11,020,000	11,020,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series E (IDR)	0.22	12/01/2030	25,000,000	25,000,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series F (IDR)	0.22	11/01/2035	10,000,000	10,000,000
Mississippi State Nissan Project Series A (Tax Revenue, Bank of America NA SPA)	0.31	11/01/2028	415,000	415,000
Mississippi State Nissan Project Series B (Tax Revenue, Bank of America NA SPA)	0.28	11/01/2028	37,995,000	37,995,000

				100,430,000

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Missouri : 0.26%

Variable Rate Demand Notes §: 0.26%
Missouri Development Finance Board Nelson Gallery Foundation Series A (Miscellaneous Revenue, JPMorgan Chase Bank SPA)	0.24%	12/01/2037	$50,600,000	$50,600,000
Missouri HEFA Series-A (Health Revenue, U.S. Bank NA SPA)	0.23	05/15/2038	12,000,000	12,000,000

				62,600,000

Nevada : 0.20%

Variable Rate Demand Notes §: 0.20%
Clark County NV Southwest Gas Project Series A (Utilities Revenue, JPMorgan Chase Bank LOC)	0.27	03/01/2038	29,000,000	29,000,000
Las Vegas NV EDFA Keep Memory Alive Project Series 2007A (Miscellaneous Revenue, PNC Bank NA LOC)	0.24	05/01/2037	20,300,000	20,300,000

				49,300,000

New Hampshire : 0.22%

Variable Rate Demand Notes §: 0.22%
New Hampshire HEFA St. Anselm College Series 2008 (Education Revenue, RBS Citizens NA LOC)	0.24	06/01/2038	24,815,000	24,815,000
New Hampshire HEFA Taxable Series A (Miscellaneous Revenue, Royal Bank of Canada LOC)	0.20	12/01/2032	28,586,000	28,586,000

				53,401,000

New Jersey : 0.16%

Variable Rate Demand Notes §: 0.16%
New Jersey EDA NUI Corporation Project Series A (Utilities Revenue, JPMorgan Chase Bank LOC)	0.24	06/01/2026	16,000,000	16,000,000
New Jersey EDA Pivotal Utility Holdings Incorporated Project Series 2007 (Utilities Revenue, JPMorgan Chase Bank LOC)	0.24	06/01/2032	24,000,000	24,000,000

				40,000,000

New Mexico : 0.12%

Variable Rate Demand Notes §: 0.12%
New Mexico Educational Authority PFOTER Series 637 (Education Revenue, Guaranteed Student Loans Insured)	0.38	04/01/2037	12,000,000	12,000,000
New Mexico Municipal Energy Acquisition Authority Gas Supply Series 2009 (Utilities Revenue, Royal Bank of Canada SPA)	0.25	11/01/2039	17,270,000	17,270,000

				29,270,000

New York : 3.06%

Variable Rate Demand Notes §: 3.06%
Abraham Joshua Hesehal School New York Series 2010 (Miscellaneous Revenue, TD Bank NA LOC)	0.19	01/01/2040	17,380,000	17,380,000
Metropolitan Transportation Authority New York Dedicated Tax Fund Subseries B-1 (Transportation Revenue, State Street Bank & Trust Company LOC) 144A	0.22	11/01/2022	13,000,000	13,000,000
New York City NY Housing Development Corporation Mortgage Thessalonica Court Series A (Housing Revenue, Citibank NA LOC)	0.26	01/01/2036	9,220,000	9,220,000
New York City NY Housing Development Corporation Via Verde Apartments Series A (Housing Revenue, JPMorgan Chase Bank LOC)	0.30	01/01/2016	7,000,000	7,000,000
New York City NY Municipal Water Finance Authority Series B3 (Water & Sewer Revenue, Bank of America NA SPA)	0.26	06/15/2025	57,360,000	57,360,000

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §(continued)
New York City NY Municipal Water Finance Authority Subseries A-1 (Water & Sewer Revenue, Mizuho Corporate Bank SPA)	0.20%	06/15/2044	$34,000,000	$34,000,000
New York City NY Municipal Water Finance Authority Subseries B-1 (Water & Sewer Revenue, JPMorgan Chase Bank SPA)	0.23	06/15/2024	157,277,000	157,277,000
New York City NY Municipal Water Finance Authority Subseries B-1 (Water & Sewer Revenue, U.S. Bank NA SPA)	0.23	06/15/2045	15,700,000	15,700,000
New York City NY Series D3 (GO, Bank of New York Mellon LOC)	0.24	10/01/2039	28,000,000	28,000,000
New York City NY Subseries G-6 (Tax Revenue, Mizuho Corporate Bank LOC)	0.19	04/01/2042	56,550,000	56,550,000
New York City NY Subseries J-10 (GO, Bank of Tokyo-Mitsubishi LOC)	0.22	08/01/2027	15,600,000	15,600,000
New York City NY Subseries L-3 (GO, Bank of America NA SPA)	0.26	04/01/2036	33,000,000	33,000,000
New York City NY Transitional Finance Authority Series C (Tax Revenue, Morgan Stanley Bank LOC)	0.27	05/01/2028	29,350,000	29,350,000
New York HFA MFHR Second Mortgage Series A (Housing Revenue, FNMA Insured & LIQ)	0.24	05/01/2029	74,505,000	74,505,000
New York HFA Victory Housing Project Series 2000-A (Housing Revenue, FHLMC Insured & LIQ)	0.23	11/01/2033	8,000,000	8,000,000
New York HFA Victory Housing Project Series 2004-A (Housing Revenue, FHLMC Insured)	0.23	11/01/2033	2,000,000	2,000,000
New York Metropolitan Transportation Authority ROC RR-II-R-11645 (Transportation Revenue, FSA Insured, Citibank NA LIQ) 144A	0.40	11/15/2025	16,100,000	16,100,000
New York Municipal Water Finance Authority Series CC-1 (Water & Sewer Revenue, Bank of Nova Scotia SPA)	0.22	06/15/2038	15,000,000	15,000,000
New York State Dormitory Authority St. John University Series B-1 (Education Revenue, Bank of America NA LOC)	0.30	07/01/2034	19,525,000	19,525,000
New York State Housing Finance Agency Affordable Housing 8 East 102 2nd Street (Housing Revenue, Bank of America NA LOC)	0.30	05/01/2044	35,000,000	35,000,000
New York State Housing Finance Agency Bowery Place I-Series A (Housing Revenue, FHLMC Insured & LIQ)	0.20	11/01/2037	10,000,000	10,000,000
New York State Liberty Development Corporation JPMorgan Chase PUTTER/DRIVER Trust Seres 4011Z (Port Authority Revenue, GO of Authority Insured, JPMorgan Chase Bank LIQ) 144A	0.25	06/15/2019	20,750,000	20,750,000
New York State Urban Development Corporate Revenue Series A3A (Tax Revenue, JPMorgan Chase & Company SPA)	0.23	03/15/2033	24,150,000	24,150,000
New York State Urban Development Corporate Revenue Series A3D (Tax Revenue, JPMorgan Chase & Company SPA)	0.23	03/15/2033	18,500,000	18,500,000
Nw York State Housing Finance Agency 330 West 39th Street Series A (Housing Revenue, Bank of America NA LOC)	0.29	11/01/2044	32,500,000	32,500,000

				749,467,000

Ohio : 0.87%

Variable Rate Demand Notes §: 0.87%
Cleveland-Cuyahoga County OH Carnagie 89th Garage & Service Center LLC Project Series 2007 (Health Revenue, JPMorgan Chase Bank LOC)	0.25	01/01/2037	32,765,000	32,765,000
Franklin County OH Health Care Facilities Revenue Presbyterian Series A (Health Revenue, PNC Bank NA LOC)	0.24	07/01/2036	11,450,000	11,450,000
Hamilton County OH Parking System (Transportation Revenue, JPMorgan Chase & Company LOC)	0.26	12/01/2026	11,900,000	11,900,000
Lake County OH Hospital Facilities Series A (Health Revenue, JPMorgan Chase Bank LOC)	0.24	08/15/2041	9,945,000	9,945,000
Lancaster OH Port Authority Gas Series 2008 (Utilities Revenue, Royal Bank of Canada SPA)	0.25	05/01/2038	18,835,000	18,835,000
Montgomery County OH Catholic Health Series C-2 (Health Revenue, U.S. Bank NA SPA)	0.25	10/01/2041	8,000,000	8,000,000
Ohio HFA Mortgage Revenue (Housing Revenue, FHLB SPA)	0.26	09/01/2036	19,850,000	19,850,000
Ohio Housing Finance Agency Mortgage Revenue (Housing Revenue, Citibank NA SPA)	0.29	09/01/2036	54,700,000	54,700,000
Ohio State Higher Education Facilities Ohio Dominican University Project (Education Revenue, JPMorgan Chase Bank LOC)	0.26	12/01/2037	12,655,000	12,655,000

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §(continued)
Wood County OH Hospital Facilities Wood County Hospital Association Project Series 2008 (Health Revenue, JPMorgan Chase Bank LOC)	0.27%	03/01/2039	$33,350,000	$33,350,000

				213,450,000

Oklahoma : 0.06%

Variable Rate Demand Note §: 0.06%
Oklahoma Turnpike Authority Series E (Transportation Revenue, JPMorgan Chase Bank SPA)	0.24	01/01/2028	14,100,000	14,100,000

Oregon : 0.27%

Variable Rate Demand Notes §: 0.27%
Oregon JPMorgan Chase PUTTER Trust Series 3989 (GO, JPMorgan Chase Bank LIQ) 144A	0.24	06/29/2012	26,875,000	26,875,000
Oregon State Department PFOTER (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.49	05/01/2035	12,000,000	12,000,000
Port of Portland Oregon Special Obligation Revenue Bulk Terminal (Port Authority Revenue, Canadian Imperial Bank LOC)	0.24	03/01/2036	27,300,000	27,300,000

				66,175,000

Pennsylvania : 1.65%

Variable Rate Demand Notes §: 1.65%
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Project Series 2007 B-2 (Health Revenue, Royal Bank of Canada LOC & LIQ) 144A	0.25	04/15/2039	15,650,000	15,650,000
Allegheny County PA IDA Longwood Oakmont Incorporated Series 2011-A (Health Revenue, PNC Bank NA LOC)	0.25	12/01/2041	29,795,000	29,795,000
Beaver County PA IDA FirstEnergy Nuclear Series B (IDR, Citibank NA LOC)	0.24	12/01/2035	17,105,000	17,105,000
Berks County PA Municipal Authority Royal Bank of Canada Floater Certificates Series C-15 (Health Revenue, Royal Bank of Canada LOC) 144A	0.25	11/01/2012	9,970,000	9,970,000
Delaware River PA Port Authority Series B (Miscellaneous Revenue, Bank of America NA LOC)	0.26	01/01/2026	35,075,000	35,075,000
Doylestown PA Hospital Authority Series B (Health Revenue, PNC Bank NA LOC)	0.24	07/01/2037	38,100,000	38,100,000
Lancaster County PA Hospital Authority Health System Lancaster General Hospital (Health Revenue, Bank of America NA LOC)	0.32	07/01/2041	11,510,000	11,510,000
Montgomery County PA IDA New Regional Medical Center PFOTER (Health Revenue, FHA Insured, Bank of America NA SPA) 144A	0.31	08/01/2038	14,000,000	14,000,000
Montgomery County PA IDA ROC R-II-R-11856 (Health Revenue, FHA Insured, Citibank NA LIQ) 144A	0.26	02/01/2018	7,425,000	7,425,000
Montgomery County PA IDA Series 3238 (Health Revenue, FHA Insured, Morgan Stanley Bank LIQ) 144A	0.40	08/01/2030	8,500,000	8,500,000
Pennsylvania Housing Finance Agency Series 81C (Housing Revenue, Royal Bank of Canada SPA)	0.26	10/01/2034	14,900,000	14,900,000
Pennsylvania Housing Finance Agency Series 85C (Housing Revenue, FNMA LOC, GO of Agency Insured)	0.24	10/01/2035	10,000,000	10,000,000
Pennsylvania Housing Finance Agency Series 86B (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.25	04/01/2035	20,000,000	20,000,000
Pennsylvania Housing Finance Agency Series 88B (Housing Revenue, GO of Agency Insured, PNC Bank NA SPA)	0.25	10/01/2036	6,390,000	6,390,000
Pennsylvania Housing Finance Agency Series 89 (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.25	10/01/2035	27,485,000	27,485,000
Pennsylvania Housing Finance Agency Series C (Housing Revenue, GO of Agency Housing & Urban Development Section 8 Insured, Bank of America NA SPA)	0.30	07/01/2020	11,195,000	11,195,000

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §(continued)
Pennsylvania Housing Finance Authority Series 100-C (Housing Revenue, JPMorgan Chase Bank SPA)	0.26%	04/01/2038	$28,525,000	$28,525,000
Pennsylvania Housing Finance Authority Series 93-B (Housing Revenue, JPMorgan Chase Bank SPA)	0.26	04/01/2037	37,185,000	37,185,000
Philadelphia PA IDA Series B-2 (IDR, Bank of America NA LOC)	0.30	10/01/2030	22,055,000	22,055,000
Pittsburgh and Allegheny County PA Sports and Exhibition Authority Series B (Miscellaneous Revenue, AGM Insured, PNC Bank NA SPA)	0.57	11/01/2039	26,885,000	26,885,000
Southeastern Pennsylvania Transportation Authority Series 2007 (Tax Revenue, PNC Bank NA LOC)	0.25	03/01/2022	11,360,000	11,360,000

				403,110,000

South Carolina : 0.38%

Other Municipal Debt : 0.17%
South Carolina Public Service Authority Subseries AA (Miscellaneous Revenue)	0.19	06/19/2012	12,000,000	12,000,000
South Carolina Public Service Authority Subseries AA (Miscellaneous Revenue)	0.20	06/06/2012	5,000,000	5,000,000
South Carolina Public Service Authority Subseries CC (Miscellaneous Revenue)	0.19	05/23/2012	8,000,000	8,000,000
South Carolina Public Service Authority Subseries CC (Miscellaneous Revenue)	0.19	05/30/2012	7,404,000	7,404,000
South Carolina Public Service Authority Subseries CC (Miscellaneous Revenue)	0.20	06/05/2012	4,000,000	4,000,000
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation Project Series 2000B-1 (IDR)	0.45	06/01/2012	2,000,000	2,000,000
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation Project Series 2000B-3 (IDR)	0.45	06/01/2012	2,550,000	2,550,000

				40,954,000

Variable Rate Demand Note §: 0.21%
Greenville County SC School District Installment PFOTER Series 730 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.31	12/01/2028	52,115,000	52,115,000

South Dakota : 0.20%

Variable Rate Demand Notes §: 0.20%
South Dakota HEFA Avera Health Subseries A1 (Health Revenue, U.S. Bank NA LOC)	0.25	07/01/2038	24,240,000	24,240,000
South Dakota HEFA Sioux Valley Hospital & Health Systems Project Series 2001-C (Health Revenue, U.S. Bank NA LOC)	0.26	11/01/2019	15,000,000	15,000,000
South Dakota Housing Development Authority Series C (Housing Revenue, FHLB SPA)	0.24	05/01/2037	10,800,000	10,800,000

				50,040,000

Tennessee : 0.57%

Variable Rate Demand Notes §: 0.57%
Johnson City TN Health & Educational Facilities Board (Health Revenue, PNC Bank NA LOC)	0.24	07/01/2033	7,585,000	7,585,000
Johnson City TN Health & Educational Facilities Board (Health Revenue, U.S. Bank NA LOC)	0.25	07/01/2033	1,660,000	1,660,000
Knox County TN Health Educational and Housing Facilities Board Series A (Health Revenue, Bank of America NA LOC)	0.26	01/01/2033	9,945,000	9,945,000
Montgomery County TN Public Building Authority Pooled Financing Revenue (Miscellaneous Revenue, Bank of America NA LOC)	0.33	07/01/2034	33,145,000	33,145,000
Montgomery County TN Public Building Authority Pooled Financing Revenue (Miscellaneous Revenue, Bank of America NA LOC)	0.33	02/01/2036	15,465,000	15,465,000
Nashville & Davidson County TN Metropolitan Government Stewarts Ferry Apartments Project (IDR, FHLMC Insured & LIQ)	0.25	01/01/2034	13,985,000	13,985,000

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §(continued)
Sevier County TN Public Building Authority Local Government Public Improvement Series VI-L-1 (Miscellaneous Revenue, Municipal Government Guaranty Insured, Bank of America NA SPA)	0.34%	06/01/2020	$26,870,000	$26,870,000
Tennessee Municipal Energy Acquisition Corporation PUTTER Gas Project Series 1578 (Utilities Revenue, JPMorgan Chase & Company LIQ)	0.49	12/01/2016	31,925,000	31,925,000

				140,580,000

Texas : 5.00%

Other Municipal Debt : 0.43%
Austin TX Combined Utility System Series A (Utilities Revenue)	0.26	05/03/2012	103,125,000	103,125,000
Upper Trinity TX Regional Water District Series A (Water & Sewer Revenue)	0.30	05/02/2012	1,000,000	1,000,000

				104,125,000

Variable Rate Demand Notes §: 4.57%
Austin TX Airport System Series A (Airport Revenue, State Street Bank & Trust Company LOC)	0.25	11/15/2017	13,200,000	13,200,000
Gregg County TX Health Facilities Development Corporation Series B (Health Revenue, JPMorgan Chase Bank LOC, Radian Insured)	0.28	10/01/2029	21,200,000	21,200,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series A (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.24	06/01/2038	23,800,000	23,800,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D2 (Health Revenue, JPMorgan Chase & Company LOC)	0.25	06/01/2029	20,000,000	20,000,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series E (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.24	06/01/2038	25,000,000	25,000,000
Harris County TX Cultural Education Facilities Finance Corporation YMCA Greater Houston Series B (Miscellaneous Revenue, Bank of America NA LOC)	0.27	06/01/2038	25,000,000	25,000,000
Harris County TX Industrial Development Corporation Deer Park Refining A RMKT (Resource Recovery Revenue)	0.25	03/01/2023	68,610,000	68,610,000
Houston TX Independent School District (Tax Revenue, Pacific School Funding-GTD Insured, Bank of America NA SPA)	0.29	06/15/2031	37,455,000	37,455,000
Houston TX Utilities System Authority Series 2004B (Water & Sewer Revenue, State Street Bank & Trust Company LOC)	0.20	05/15/2034	20,100,000	20,100,000
Mission TX Economic Development Corporation (Miscellaneous Revenue, Bank of America NA LOC)	0.34	04/01/2022	9,000,000	9,000,000
North Texas Tollway Authority Revenue Series A (Transportation Revenue, Morgan Stanley Bank LOC)	0.34	01/01/2051	12,500,000	12,500,000
North Texas Tollway Authority Revenue Series D (Transportation Revenue, JPMorgan Chase Bank LOC)	0.25	01/01/2049	21,000,000	21,000,000
Pasadena TX Independent School District Series B (Tax Revenue, AGM Insured, Bank of America NA SPA)	0.65	02/01/2035	63,095,000	63,095,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2009A (Resource Recovery Revenue)	0.23	12/01/2039	19,000,000	19,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2009B (Resource Recovery Revenue)	0.23	12/01/2039	9,000,000	9,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2009C (Resource Recovery Revenue)	0.23	12/01/2039	13,400,000	13,400,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2010A (IDR)	0.23	04/01/2040	15,300,000	15,300,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2010D (IDR)	0.23	11/01/2040	7,750,000	7,750,000
Port Arthur TX Navigation District Environmental Facilities Various Refunding Motiva Enterprises LLC Project Series 2010 C (Resource Recovery Revenue)	0.23	04/01/2040	15,100,000	15,100,000

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §(continued)
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Miscellaneous Revenue, Morgan Stanley Bank LIQ)	0.40%	12/15/2026	$32,000,000	$32,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2849 (Miscellaneous Revenue, Morgan Stanley Bank LIQ)	0.40	12/15/2026	18,000,000	18,000,000
Texas TAN JPMorgan Chase PUTTER Trust Series 3953 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.25	08/30/2012	100,710,000	100,710,000
Texas Taxable Product Development Program Series A (GO, National Australia Bank SPA)	0.25	06/01/2045	2,100,000	2,100,000
Texas TRAN JPMorgan Chase PUTTER Trust Series 3942 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.25	08/30/2012	110,000,000	110,000,000
Texas TRAN JPMorgan Chase PUTTER Trust Series 3945 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.25	08/30/2012	90,000,000	90,000,000
Texas TRAN JPMorgan Chase PUTTER Trust Series 3946 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.25	08/30/2012	86,820,000	86,820,000
Texas TRAN JPMorgan Chase PUTTER Trust Series 3964 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.25	08/30/2012	91,000,000	91,000,000
Texas TRAN JPMorgan Chase PUTTER Trust Series 3984 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.25	08/30/2012	104,595,000	104,595,000
Texas Veterans Housing Class ID (GO, JPMorgan Chase Bank SPA)	0.26	06/01/2020	4,585,000	4,585,000
Texas Veterans Housing Class II Series E (GO, JPMorgan Chase Bank SPA)	0.26	12/01/2026	20,560,000	20,560,000
Tyler TX Health Facilities Development Corporation Mother Frances Hospital Regional Health Care Center Project Series 1997 B (Health Revenue, Bank of America NA LOC)	0.34	07/01/2020	18,000,000	18,000,000

				1,117,880,000

Utah : 0.04%

Variable Rate Demand Note §: 0.04%
Utah State Board of Regents Series A (Education Revenue, Royal Bank of Canada LOC)	0.27	11/01/2045	9,229,000	9,229,000

Virginia : 0.16%

Variable Rate Demand Notes §: 0.16%
Norfolk VA Redevelopment and Housing Authority Old Dominion University Project (Education Revenue, Bank of America NA LOC)	0.28	08/01/2033	19,265,000	19,265,000
Virginia Commonwealth University Health System Authority Series B (Health Revenue, Branch Banking & Trust LOC)	0.25	07/01/2037	11,000,000	11,000,000
Virginia Small Business Financing Authority Hampton University Series 2008 A (Education Revenue, PNC Bank NA LOC)	0.23	12/01/2038	8,000,000	8,000,000

				38,265,000

Washington : 0.56%

Variable Rate Demand Notes §: 0.56%
King City WA JPMorgan Chase PUTTER Trust Series 4058 (GO, JPMorgan Chase Bank LIQ) 144A	0.25	02/28/2013	13,270,000	13,270,000
Port of Tacoma Washington Series B (Port Authority Revenue, Bank of America NA LOC)	0.28	12/01/2044	51,400,000	51,400,000
Seattle WA Municipal Light & Power JPMorgan Chase PUTTER Trust Series T0001 (Utilities Revenue, JPMorgan Chase Bank LIQ) 144A	0.29	02/01/2040	8,000,000	8,000,000
Washington HCFR Swedish Health Services Series C (Health Revenue, Bank of America NA LOC)	0.30	11/15/2039	20,000,000	20,000,000
Washington ROC RR-II-R-12285 (GO, FSA-CR FGIC Insured, Citibank NA LIQ) 144A	0.25	01/01/2031	7,625,000	7,625,000
Washington State Housing Finance Commission Merrill Gardens Kirkland Series A (Housing Revenue, Bank of America NA LOC)	0.31	04/15/2041	29,240,000	29,240,000

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §(continued)
Washington State Housing Finance Commission Regency Park Apartments Project Series A (Housing Revenue, FHLMC Insured & LIQ)	0.30%	06/01/2027	$7,805,000	$7,805,000

				137,340,000

West Virginia : 0.07%

Variable Rate Demand Note §: 0.07%
Cabell County WV University Facilities (Education Revenue, Bank of America NA LOC)	0.34	07/01/2039	15,995,000	15,995,000

Wisconsin : 0.23%

Variable Rate Demand Notes §: 0.23%
Wisconsin Housing & EDA Home Ownership Series D (Housing Revenue, FNMA LOC, GO of Authority Insured)	0.25	09/01/2035	6,080,000	6,080,000
Wisconsin Housing & EDA Series F (Housing Revenue, GO of Authority Insured, Bank of Nova Scotia SPA)	0.27	05/01/2030	8,135,000	8,135,000
Wisconsin Housing & EDA Series F (Housing Revenue, GO of Authority Insured, Bank of Nova Scotia SPA)	0.27	11/01/2030	14,060,000	14,060,000
Wisconsin Public Power PUTTER Series 1232 (Utilities Revenue, BHAC-CR, AMBAC Insured, JPMorgan Chase Bank LIQ)	0.29	07/01/2013	10,000,000	10,000,000
Wisconsin State HEFAR Medical College Series B (Education Revenue, U.S. Bank NA LOC)	0.20	12/01/2033	18,700,000	18,700,000

				56,975,000

Wyoming : 0.22%

Variable Rate Demand Notes §: 0.22%
Wyoming Student Loan Corporation Series A-1 (Education Revenue, Royal Bank of Canada LOC)	0.25	06/01/2035	17,850,000	17,850,000
Wyoming Student Loan Corporation Series A-3 (Education Revenue, Royal Bank of Canada LOC)	0.25	12/01/2043	36,150,000	36,150,000
				54,000,000

Total Municipal Obligations (Cost $7,545,751,101)				7,545,751,101

Other Instruments : 0.38%
Ally Auto Receivables Trust Asset Backed Security Floating Rate Note	0.49	01/16/2013	10,668,381	10,668,381
Ascension Health Care Municipal Commercial Paper (z)	0.18	05/10/2012	43,472,000	43,470,043
Austin Texas Combined Utility System Municipal Commercial Paper (z)	0.17	05/10/2012	7,148,000	7,147,696
Australia & New Zealand Banking Group Limited Yankee Corporate Bond ±144A	0.75	06/18/2012	10,000,000	10,006,857
District of Columbia Variable Rate Demand Obligation	0.20	06/04/2012	5,000,000	5,000,000
Merrill Lynch Puttable Floating Option Taxable Receipts TNP-003 ± 144A §	0.44	04/01/2026	10,480,000	10,480,000
Westpac Securities NZ Limited Yankee Corporate Bond 144A	2.50	05/25/2012	5,000,000	5,007,540
Total Other Instruments (Cost $91,780,517)				91,780,517

Government Agency Debt : 2.17%
FHLB ±	0.30	02/05/2013	57,000,000	56,982,355
FHLB ±	0.30	03/07/2013	84,000,000	83,978,324
FHLB ±	0.30	05/09/2013	18,000,000	17,994,394
FHLB ±	0.31	03/28/2013	87,500,000	87,483,397
FHLB ±	0.31	05/02/2013	45,000,000	44,990,815
FHLB ±	0.33	04/01/2013	88,000,000	88,000,000
FHLB ±	0.33	05/17/2013	94,000,000	94,000,000

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Government Agency Debt (continued)
FHLB ±	0.35%	05/17/2013	$33,000,000	$33,000,000
Ontario Canada Regional Authority ±	0.94	05/22/2012	25,000,000	25,010,868

Total Government Agency Debt (Cost $531,440,153)				531,440,153

Other Notes : 7.12%
Corporate Bonds and Notes : 7.12%
Bank of America Corporation	2.38	06/22/2012	104,000,000	104,332,154
Bank of America Corporation	3.13	06/15/2012	177,871,000	178,527,514
BNZ International Funding Limited	2.63	06/05/2012	13,100,000	13,129,659
Citibank NA	1.88	06/04/2012	95,323,000	95,477,780
Citigroup Funding Incorporated	2.13	07/12/2012	8,016,000	8,047,226
General Electric Capital Corporation	2.20	06/08/2012	266,000,000	266,573,089
Goldman Sachs Group Incorporated	3.25	06/15/2012	124,101,000	124,578,118
IBM Corporation ±	0.50	06/15/2012	18,000,000	18,006,829
John Deere Capital Corporation	2.88	06/19/2012	49,000,000	49,180,601
JPMorgan Chase & Company ±	0.50	11/16/2012	10,000,000	10,000,000
JPMorgan Chase & Company ±	0.50	01/18/2013	62,500,000	62,491,076
JPMorgan Chase & Company ±	0.70	11/01/2012	37,000,000	37,042,803
JPMorgan Chase & Company ±	0.70	06/15/2012	52,000,000	52,017,600
JPMorgan Chase & Company ±	0.97	09/21/2012	43,000,000	43,083,789
JPMorgan Chase & Company	2.13	06/22/2012	161,075,000	161,530,481
JPMorgan Chase & Company	2.20	06/15/2012	156,274,000	156,673,134
JPMorgan Chase Bank NA ±	0.36	11/21/2012	23,000,000	23,009,334
Key Bank NA	3.20	06/15/2012	29,413,000	29,524,274
Morgan Stanley	1.95	06/20/2012	103,000,000	103,257,059
PNC Funding Corporation	2.30	06/22/2012	112,000,000	112,346,670
U.S. Bancorp NA	1.80	05/15/2012	93,000,000	93,059,992

Total Other Notes (Cost $1,741,889,182)				1,741,889,182

Repurchase Agreements ^^: 9.98%
Citigroup Global Markets, dated 04/30/2012, maturity value $660,003,667 (1)	0.20	05/01/2012	660,000,000	660,000,000
Deutsche Bank Securities, dated 04/30/2012, maturity value $150,000,875 (2)	0.21	05/01/2012	150,000,000	150,000,000
Deutsche Bank Securities, dated 04/30/2012, maturity value $115,700,611 (3)	0.19	05/01/2012	115,700,000	115,700,000
Goldman Sachs & Company, dated 04/30/2012, maturity value $367,002,345 (4)	0.23	05/01/2012	367,000,000	367,000,000
Morgan Stanley & Company, dated 04/30/2012, maturity value $74,600,394 (5)	0.19	05/01/2012	74,600,000	74,600,000
Societe Generale NY, dated 04/30/2012, maturity value $31,700,194 (6)	0.22	05/01/2012	31,700,000	31,700,000
Societe Generale NY, dated 04/30/2012, maturity value $674,991,487 (7)	0.21	05/01/2012	674,987,549	674,987,549
UBS Securities LLC, dated 04/30/2012, maturity value $367,002,141 (8)	0.21	05/01/2012	367,000,000	367,000,000

Total Repurchase Agreements (Cost $2,440,987,549)				2,440,987,549

Treasury Debt : 8.61%
U.S. Treasury Bill (z)	0.04	05/17/2012	188,000,000	187,996,658
U.S. Treasury Bill (z)	0.05	05/24/2012	261,000,000	260,991,829
U.S. Treasury Bill (z)	0.07	05/31/2012	165,000,000	164,990,031
U.S. Treasury Bill (z)	0.08	07/05/2012	124,000,000	123,981,763
U.S. Treasury Bill (z)	0.08	07/12/2012	120,000,000	119,980,435
U.S. Treasury Bill (z)	0.10	08/09/2012	249,000,000	248,931,805
U.S. Treasury Bill (z)	0.11	08/16/2012	293,000,000	292,895,452
U.S. Treasury Bill (z)	0.12	08/23/2012	295,000,000	294,885,335
U.S. Treasury Bill (z)	0.14	10/04/2012	82,000,000	81,949,898

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name		Interest Rate	Maturity Date	Principal	Value
Treasury Debt (continued)
U.S. Treasury Bill (z)		0.14%	08/30/2012	$251,000,000	$250,881,378
U.S. Treasury Bill (z)		0.15	10/11/2012	80,000,000	79,947,478

Total Treasury Debt (Cost $2,107,432,062)					2,107,432,062

Total Investments in Securities (Cost $24,701,976,236)*	100.98%				24,701,976,236
Other Assets and Liabilities, Net	(0.98)				(238,785,476)

Total Net Assets	100.00%				$24,463,190,760

±	Variable rate investment
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
§	These securities are subject to a demand feature which reduces the effective maturity.
^^	Collateralized by:
(1)	U.S. government securities, 1.625% to 6.12%, 10/1/2016 to 3/1/2042, fair value including accrued interest is $679,800,001.
(2)	U.S. government security, 4.00%, 12/1/2041, fair value including accrued interest is $154,500,001.
(3)	U.S. government security, 4.375%, 5/15/2041, fair value including accrued interest is $118,014,070.
(4)	U.S. government securities, 0.00% to 6.75%, 7/23/2012 to 7/15/2032, fair value including accrued interest is $374,340,090.
(5)	U.S. government securities, 3.50% to 5.50%, 11/1/2038 to 3/1/2042, fair value including accrued interest is $76,838,000.
(6)	U.S. government security, 4.00%, 4/15/2041, fair value including accrued interest is $32,651,000.
(7)	U.S. government securities, 3.00% to 5.50%, 11/1/2026 to 4/1/2042, fair value including accrued interest is $695,237,176.
(8)	U.S. government securities, 2.50% to 7.00%, 5/1/2018 to 11/1/2048, fair value including accrued interest is $378,010,000.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND

NOTES TO PORTFOLIO OF INVESTMENTS – APRIL 30, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Heritage Money Market Fund (the “Fund”).

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity. If amortized cost is determined not to approximate fair value, the fair value of portfolio securities will be determined under procedures established in good faith and approved by the Board of Trustees.

Investments which are not valued the method discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2012, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended April 30, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Certificates of Deposit : 12.28%
ANZ Banking Group London	0.21%	05/01/2012	$60,000,000	$60,000,000
Banco Del Estado De Chile	0.27	05/02/2012	15,000,000	15,000,000
Banco Del Estado De Chile	0.27	05/11/2012	7,000,000	7,000,000
Bank of Montreal	0.15	05/21/2012	25,000,000	25,000,000
Bank of Montreal	0.15	05/22/2012	25,000,000	25,000,000
Bank of Montreal	0.16	05/24/2012	31,000,000	31,000,000
Bank of Montreal	0.19	07/03/2012	50,000,000	50,000,000
Bank of Nova Scotia (z)	0.00	08/09/2012	3,000,000	3,004,041
Bank of Nova Scotia	0.15	05/21/2012	35,000,000	35,000,000
Bank of Nova Scotia ±	0.34	06/01/2012	11,000,000	11,000,957
Bank of Nova Scotia	0.67	06/11/2012	4,000,000	4,000,967
Bank of Tokyo-Mitsubishi LLC	0.16	05/07/2012	36,000,000	36,000,000
Bank of Tokyo-Mitsubishi LLC	0.17	05/09/2012	10,000,000	10,000,000
Bank of Tokyo-Mitsubishi LLC	0.18	05/18/2012	20,000,000	20,000,000
Bank of Tokyo-Mitsubishi LLC	0.22	05/04/2012	6,000,000	6,000,010
National Australia Bank Limited (z)	0.00	05/18/2012	54,000,000	54,007,020
National Bank of Canada	0.15	05/01/2012	35,000,000	35,000,000
National Bank of Kuwait	0.17	05/01/2012	30,000,000	30,000,000
Nordea Bank plc	0.87	09/13/2012	18,000,000	18,006,834
Norinchukin Bank	0.17	05/01/2012	25,000,000	25,000,000
Oversea-Chinese Banking Corporation Limited	0.19	05/11/2012	13,000,000	13,000,000
Oversea-Chinese Banking Corporation Limited	0.23	06/26/2012	4,000,000	4,000,000
Oversea-Chinese Banking Corporation Limited	0.25	05/31/2012	10,000,000	10,000,000
Oversea-Chinese Banking Corporation Limited	0.25	07/26/2012	4,000,000	4,000,000
Royal Bank of Canada ±	0.73	12/17/2012	20,000,000	20,000,000
Toronto-Dominion Bank	0.16	06/26/2012	3,000,000	3,000,000
Toronto-Dominion Bank	0.17	06/14/2012	30,000,000	30,000,000
Toronto-Dominion Bank	0.17	06/27/2012	25,000,000	25,000,000
Toronto-Dominion Bank	0.17	07/19/2012	25,000,000	25,000,000
Toronto-Dominion Bank	0.17	07/25/2012	30,000,000	30,000,000
Toronto-Dominion Bank	0.21	05/04/2012	8,000,000	8,000,000
Westpac Banking Corporation	0.33	06/11/2012	23,000,000	23,004,322

Total Certificates of Deposit (Cost $695,024,151)				695,024,151

Commercial Paper : 38.97%
Asset-Backed Commercial Paper : 21.76%
CAFCO LLC (z)144A	0.29	05/09/2012	20,000,000	19,998,712
CAFCO LLC (z)144A	0.30	05/15/2012	15,000,000	14,998,250
CAFCO LLC (z)144A	0.30	05/16/2012	15,000,000	14,998,125
CAFCO LLC (z)144A	0.45	06/05/2012	8,000,000	7,996,500
Chariot Funding LLC (z)144A	0.19	05/14/2012	7,000,000	6,999,520
Charta LLC (z)144A	0.29	05/02/2012	34,000,000	33,999,698
Charta LLC (z)144A	0.29	05/03/2012	2,000,000	1,999,968
Charta LLC (z)144A	0.29	05/04/2012	26,000,000	25,999,312
Charta LLC (z)144A	0.29	05/07/2012	3,000,000	2,999,855
Charta LLC (z)144A	0.29	05/08/2012	6,000,000	5,999,662
Charta LLC (z)144A	0.29	05/09/2012	9,000,000	8,999,420
Charta LLC (z)144A	0.30	05/10/2012	11,000,000	10,999,175
Charta LLC (z)144A	0.30	05/11/2012	9,000,000	8,999,250
Charta LLC (z)144A	0.43	05/15/2012	6,000,000	5,998,997
Charta LLC (z)144A	0.45	06/06/2012	8,000,000	7,996,400
Ciesco LLC (z)144A	0.30	05/14/2012	17,000,000	16,998,158
Ciesco LLC (z)144A	0.30	05/15/2012	17,000,000	16,998,017
Ciesco LLC (z)144A	0.30	05/16/2012	17,000,000	16,997,875
Ciesco LLC (z)144A	0.30	05/17/2012	15,000,000	14,998,000
Ciesco LLC (z)144A	0.45	06/01/2012	10,000,000	9,996,125
Collateralized Commercial Paper Company LLC (z)	0.31	07/23/2012	53,000,000	52,962,120
Collateralized Commercial Paper Company LLC (z)	0.32	06/27/2012	11,000,000	10,994,427
CRC Funding LLC (z)144A	0.29	05/07/2012	9,000,000	8,999,565
CRC Funding LLC (z)144A	0.29	05/08/2012	11,000,000	10,999,380
CRC Funding LLC (z)144A	0.30	05/11/2012	17,000,000	16,998,583
Fairway Finance Corporation (z)144A	0.14	05/17/2012	5,000,000	4,999,689
Fairway Finance Corporation (z)144A	0.19	07/03/2012	20,551,000	20,544,166

1

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Asset-Backed Commercial Paper (continued)
Fairway Finance Corporation (z)144A	0.19%	07/05/2012	$8,000,000	$7,997,256
Fairway Finance Corporation (z)144A	0.21	05/04/2012	14,106,000	14,105,753
Fairway Finance Corporation (z)144A	0.25	06/04/2012	8,000,000	7,998,111
Gotham Funding Corporation (z)144A	0.18	05/02/2012	10,000,000	9,999,950
Gotham Funding Corporation (z)144A	0.20	05/01/2012	5,000,000	5,000,000
Gotham Funding Corporation (z)144A	0.20	05/04/2012	39,000,000	38,999,350
Gotham Funding Corporation (z)144A	0.20	05/16/2012	6,000,000	5,999,500
Gotham Funding Corporation (z)144A	0.20	05/25/2012	11,000,000	10,998,533
Gotham Funding Corporation (z)144A	0.20	05/29/2012	4,000,000	3,999,378
Govco LLC (z)144A	0.30	05/03/2012	20,000,000	19,999,667
Govco LLC (z)144A	0.30	05/09/2012	5,000,000	4,999,667
Govco LLC (z)144A	0.45	06/07/2012	18,000,000	17,991,675
Jupiter Securitization Company LLC (z)144A	0.17	05/14/2012	13,000,000	12,999,202
Jupiter Securitization Company LLC (z)144A	0.19	05/11/2012	4,000,000	3,999,789
Jupiter Securitization Company LLC (z)144A	0.19	05/15/2012	15,000,000	14,998,892
Jupiter Securitization Company LLC (z)144A	0.19	05/17/2012	18,000,000	17,998,480
Jupiter Securitization Company LLC (z)144A	0.19	05/22/2012	11,000,000	10,998,781
Liberty Funding LLC (z)144A	0.17	05/18/2012	40,000,000	39,996,515
Liberty Funding LLC (z)144A	0.21	05/02/2012	14,000,000	13,999,918
Liberty Funding LLC (z)144A	0.21	06/13/2012	10,000,000	9,997,492
Liberty Funding LLC (z)144A	0.23	05/15/2012	8,000,000	7,999,284
Manhattan Asset Funding (z)144A	0.19	05/07/2012	2,000,000	1,999,937
Market Street Funding Corporation (z)144A	0.24	07/02/2012	22,000,000	21,990,907
Market Street Funding Corporation (z)144A	0.25	07/11/2012	11,000,000	10,994,576
MetLife Short Term Funding LLC (z)144A	0.16	05/21/2012	15,000,000	14,998,667
MetLife Short Term Funding LLC (z)144A	0.16	05/23/2012	13,000,000	12,998,729
MetLife Short Term Funding LLC (z)144A	0.16	05/22/2012	21,000,000	20,998,040
MetLife Short Term Funding LLC (z)144A	0.16	05/30/2012	10,000,000	9,998,711
MetLife Short Term Funding LLC (z)144A	0.18	05/18/2012	16,000,000	15,998,640
MetLife Short Term Funding LLC (z)144A	0.18	06/05/2012	9,000,000	8,998,425
MetLife Short Term Funding LLC (z)144A	0.18	06/06/2012	18,000,000	17,996,760
Old Line Funding LLC (z)144A	0.17	06/20/2012	4,000,000	3,999,056
Old Line Funding LLC (z)144A	0.18	06/21/2012	5,000,000	4,998,725
Old Line Funding LLC (z)144A	0.18	06/25/2012	5,000,000	4,998,625
Old Line Funding LLC (z)144A	0.18	07/02/2012	16,094,000	16,089,011
Old Line Funding LLC (z)144A	0.18	07/20/2012	4,000,000	3,998,400
Old Line Funding LLC (z)144A	0.19	05/11/2012	3,000,000	2,999,842
Old Line Funding LLC (z)144A	0.19	05/21/2012	10,000,000	9,998,944
Old Line Funding LLC (z)144A	0.19	05/22/2012	6,000,000	5,999,335
Old Line Funding LLC (z)144A	0.19	05/23/2012	15,000,000	14,998,258
Old Line Funding LLC (z)144A	0.19	05/24/2012	3,000,000	2,999,636
Old Line Funding LLC (z)144A	0.19	05/29/2012	7,000,000	6,998,966
Old Line Funding LLC (z)144A	0.20	05/14/2012	7,000,000	6,999,494
Old Line Funding LLC (z)144A	0.22	05/07/2012	15,000,000	14,999,450
Straight-A Funding LLC (z)144A	0.18	07/17/2012	33,000,000	32,987,295
Straight-A Funding LLC (z)144A	0.18	05/01/2012	10,000,000	10,000,000
Straight-A Funding LLC (z)144A	0.18	06/20/2012	10,000,000	9,997,500
Straight-A Funding LLC (z)144A	0.18	07/05/2012	20,000,000	19,993,500
Straight-A Funding LLC (z)144A	0.18	07/20/2012	30,000,000	29,988,000
Straight-A Funding LLC (z)144A	0.18	07/23/2012	20,000,000	19,991,700
Sydney Capital Corporation (z)144A	0.30	05/16/2012	8,000,000	7,999,000
Sydney Capital Corporation (z)144A	0.30	06/15/2012	8,000,000	7,997,000
Sydney Capital Corporation (z)144A	0.30	06/25/2012	10,000,000	9,995,417
Thunder Bay Funding LLC (z)144A	0.18	06/11/2012	10,000,000	9,997,950
Thunder Bay Funding LLC (z)144A	0.18	06/13/2012	10,000,000	9,997,850
Thunder Bay Funding LLC (z)144A	0.19	05/14/2012	10,000,000	9,999,314
Thunder Bay Funding LLC (z)144A	0.19	05/21/2012	20,000,000	19,997,889
Thunder Bay Funding LLC (z)144A	0.19	05/22/2012	14,000,000	13,998,448
Thunder Bay Funding LLC (z)144A	0.19	05/23/2012	5,000,000	4,999,419
Thunder Bay Funding LLC (z)144A	0.19	05/24/2012	4,000,000	3,999,514
Thunder Bay Funding LLC (z)144A	0.19	06/01/2012	5,000,000	4,999,182
Victory Receivables (z)144A	0.20	05/03/2012	12,264,000	12,263,864
Victory Receivables (z)144A	0.20	05/04/2012	19,000,000	18,999,683
Victory Receivables (z)144A	0.20	05/08/2012	6,000,000	5,999,767
Victory Receivables (z)144A	0.20	05/10/2012	6,000,000	5,999,700

2

WELLS FARGO ADVANTAGE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Asset-Backed Commercial Paper (continued)
Victory Receivables (z)144A	0.20%	05/16/2012	$11,000,000	$10,999,083
Victory Receivables (z)144A	0.20	05/17/2012	18,000,000	17,998,400
Victory Receivables (z)144A	0.20	05/21/2012	10,000,000	9,998,889
Victory Receivables (z)144A	0.20	05/24/2012	8,000,000	7,998,978
White Point Funding Incorporated (z)144A	0.57	06/01/2012	2,000,000	1,999,018
White Point Funding Incorporated (z)144A	0.57	06/04/2012	3,000,000	2,998,385
Working Capital Management Company (z)144A	0.27	05/01/2012	10,000,000	10,000,000

				1,231,792,021

Financial Company Commercial Paper : 11.63%
ANZ National Limited (z)144A	0.28	05/02/2012	20,000,000	19,999,842
ASB Finance Limited ±144A	0.55	06/08/2012	24,000,000	23,999,794
ASB Finance Limited ±144A	0.57	05/31/2012	24,000,000	24,000,000
Axis Bank Limited (z)	0.53	05/11/2012	10,000,000	9,998,528
Axis Bank Limited (Dubai) (z)	0.55	05/23/2012	9,000,000	8,996,975
Axis Bank Limited (Dubai) (z)	0.55	05/10/2012	12,000,000	11,998,350
BNZ International Funding Limited (z)144A	0.24	05/21/2012	8,000,000	7,998,933
BNZ International Funding Limited (z)144A	0.25	06/28/2012	10,000,000	9,995,972
BNZ International Funding Limited (z)144A	0.26	05/04/2012	10,100,000	10,099,781
BNZ International Funding Limited (z)144A	0.28	05/11/2012	8,000,000	7,999,378
BNZ International Funding Limited (z)144A	0.28	05/15/2012	27,000,000	26,997,060
Caisse Centrale Desjardins du Quebec (z)144A	0.00	06/01/2012	7,000,000	6,998,915
Caisse Centrale Desjardins du Quebec (z)144A	0.16	05/01/2012	7,000,000	7,000,000
Caisse Centrale Desjardins du Quebec (z)144A	0.17	05/09/2012	27,000,000	26,998,980
Caisse Centrale Desjardins du Quebec (z)144A	0.17	05/10/2012	20,000,000	19,999,150
Caisse Centrale Desjardins du Quebec (z)144A	0.17	05/04/2012	10,000,000	9,999,858
Caisse Centrale Desjardins du Quebec (z)144A	0.18	05/25/2012	2,000,000	1,999,760
Caisse Centrale Desjardins du Quebec (z)144A	0.19	05/17/2012	15,000,000	14,998,733
Caisse Centrale Desjardins du Quebec (z)144A	0.19	05/24/2012	10,000,000	9,998,786
Caisse Centrale Desjardins du Quebec (z)144A	0.20	05/07/2012	7,000,000	6,999,767
Caisse Centrale Desjardins du Quebec (z)144A	0.20	05/08/2012	15,000,000	14,999,417
Caisse Centrale Desjardins du Quebec (z)144A	0.20	07/03/2012	23,000,000	22,991,950
Commonwealth Bank of Australia (z)144A	0.17	05/07/2012	23,000,000	22,999,368
Commonwealth Bank of Australia (z)144A	0.19	07/13/2012	20,000,000	19,992,497
Commonwealth Bank of Australia (z)144A	0.19	06/01/2012	6,000,000	5,999,018
Commonwealth Bank of Australia (z)144A	0.19	06/07/2012	25,000,000	24,995,118
Commonwealth Bank of Australia (z)144A	0.19	06/15/2012	18,000,000	17,995,725
Commonwealth Bank of Australia (z)144A	0.19	07/09/2012	35,000,000	34,987,254
DBS Bank Limited (z)144A	0.21	07/16/2012	28,000,000	27,987,587
DBS Bank Limited (z)144A	0.23	08/02/2012	12,000,000	11,992,870
DBS Bank Limited (z)144A	0.37	05/01/2012	22,000,000	22,000,000
DBS Bank Limited (z)144A	0.37	05/03/2012	10,000,000	9,999,794
National Rural Utilities Corporation (z)	0.15	05/22/2012	10,000,000	9,999,125
National Rural Utilities Corporation (z)	0.15	06/06/2012	5,000,000	4,999,250
Oversea-Chinese Banking Corporation Limited (z)	0.26	08/06/2012	2,000,000	1,998,599
Suncorp Group Limited (z)144A	0.31	05/08/2012	6,000,000	5,999,638
Suncorp Group Limited (z)144A	0.31	05/15/2012	5,000,000	4,999,397
Suncorp Group Limited (z)144A	0.31	05/16/2012	15,000,000	14,998,063
Suncorp Group Limited (z)144A	0.31	05/17/2012	10,000,000	9,998,622
Suncorp Group Limited (z)144A	0.31	05/30/2012	5,000,000	4,998,751
Toyota Credit Canada Incorporated (z)	0.25	07/24/2012	9,000,000	8,994,750
UOB Funding LLC (z)	0.30	05/07/2012	10,000,000	9,999,500
UOB Funding LLC (z)	0.30	05/09/2012	9,000,000	8,999,400
Westpac Banking Corporation (z)144A	0.15	05/25/2012	15,000,000	14,998,500
Westpac Banking Corporation (z)144A	0.16	06/25/2012	23,000,000	22,994,378
Westpac Banking Corporation (z)144A	0.18	07/24/2012	15,000,000	14,993,700
Westpac Securities NZ Limited (z)144A	0.28	05/03/2012	15,000,000	14,999,767

				657,990,600

Other Commercial Paper : 5.58%
ACTS Retirement Life Communities Incorporated (z)	0.45	05/29/2012	6,000,000	5,997,900
Coca-Cola Company (z)144A	0.15	05/09/2012	20,000,000	19,999,333

3

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Other Commercial Paper (continued)
Coca-Cola Company (z)144A	0.15%	06/11/2012	$21,000,000	$20,996,413
Coca-Cola Company (z)144A	0.15	06/12/2012	16,000,000	15,997,200
Coca-Cola Company (z)144A	0.16	05/21/2012	8,000,000	7,999,289
Coca-Cola Company (z)144A	0.16	07/25/2012	10,000,000	9,996,222
General Electric Company (z)	0.17	06/18/2012	20,000,000	19,995,467
General Electric Company (z)	0.18	06/28/2012	20,000,000	19,994,200
Koch Resources LLC (z)144A	0.18	05/23/2012	10,000,000	9,998,900
Koch Resources LLC (z)144A	0.21	05/16/2012	51,000,000	50,995,538
Louis Dreyfus Commodities LLC (z)	0.15	05/01/2012	9,000,000	9,000,000
Toyota Motor Credit Corporation (z)	0.21	05/29/2012	9,000,000	8,998,530
Toyota Motor Credit Corporation (z)	0.21	05/30/2012	5,000,000	4,999,154
Toyota Motor Credit Corporation (z)	0.21	05/31/2012	5,000,000	4,999,125
Toyota Motor Credit Corporation (z)	0.27	06/12/2012	47,000,000	46,985,195
Toyota Motor Credit Corporation (z)	0.28	06/06/2012	8,000,000	7,997,760
Toyota Motor Credit Corporation (z)	0.28	06/14/2012	40,000,000	39,986,311
Toyota Motor Credit Corporation (z)	0.28	06/19/2012	11,000,000	10,995,808

				315,932,345

Total Commercial Paper (Cost $2,205,714,966)				2,205,714,966

Government Agency Debt : 1.66%
FHLB ±	0.30	02/05/2013	10,000,000	9,996,904
FHLB ±	0.30	03/07/2013	16,000,000	15,995,871
FHLB ±	0.30	05/09/2013	3,000,000	2,999,066
FHLB ±	0.31	03/28/2013	16,000,000	15,996,964
FHLB ±	0.31	05/02/2013	7,000,000	6,998,571
FHLB ±	0.33	04/01/2013	15,000,000	15,000,000
FHLB ±	0.33	05/17/2013	16,000,000	16,000,000
FHLB ±	0.35	05/17/2013	6,000,000	6,000,000
Ontario Canada Regional Authority ±	0.94	05/22/2012	5,000,000	5,002,174

Total Government Agency Debt (Cost $93,989,550)				93,989,550

Municipal Obligations : 30.47%
Alabama : 0.26%
Variable Rate Demand Notes §: 0.26%
Birmingham AL Special Care Facilities Finance Authority Ascension Health Series 2006-C (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.40	11/15/2046	10,000,000	10,000,000
Homewood AL Educational Building Authority (Education Revenue, Branch Banking & Trust LOC)	0.25	12/01/2043	5,000,000	5,000,000

				15,000,000

Alaska : 0.09%
Variable Rate Demand Note §: 0.09%
Valdez AK Marine Terminal Exxon Pipeline Project (IDR)	0.20	10/01/2025	5,000,000	5,000,000

California : 4.70%
Other Municipal Debt : 0.68%
Orange County CA Pension Obligation Series A (Miscellaneous Revenue)	0.80	11/01/2012	3,000,000	3,000,000
Orange County CA Pension Obligation Series A (Miscellaneous Revenue)	0.85	02/01/2013	3,000,000	3,000,000
San Diego County CA Regional Transportation Series B (Tax Revenue)	0.30	05/02/2012	6,900,000	6,900,000
San Francisco CA Public Utilities Commission Series A-1-T (Utilities Revenue)	0.19	05/01/2012	6,000,000	6,000,000

4

WELLS FARGO ADVANTAGE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Other Municipal Debt (continued)
San Francisco CA Public Utilities Commission Series A-1-T (Utilities Revenue)	0.19%	06/04/2012	$9,000,000	$9,000,000
San Jose CA International Airport Series C-1 (Airport Revenue)	0.47	06/13/2012	3,940,000	3,940,000
Turlock Irrigation District California (Water & Sewer Revenue)	0.30	05/02/2012	6,405,000	6,405,000

				38,245,000

Variable Rate Demand Notes §: 4.02%
California CDA Series 2554 (Miscellaneous Revenue, FSA Insured, Morgan Stanley Bank LIQ)	0.40	07/01/2047	9,000,000	9,000,000
California HFFA Catholic Healthcare Series C (Health Revenue, JPMorgan Chase & Company LOC, NATL-RE Insured)	0.24	07/01/2020	2,000,000	2,000,000
California HFFA Catholic Healthcare Series H (Health Revenue, Bank of America NA LOC)	0.29	07/01/2035	200,000	200,000
California Infrastructure & Economic Development Bank Contemporary Jewish Museum (Miscellaneous Revenue, Bank of America NA LOC)	0.30	12/01/2036	5,000,000	5,000,000
California Infrastructure & Economic Development Bank Pacific Gas & Electric Company Series 2009 C (Utilities Revenue, Sumitomo Mitsui Banking Corporation LOC)	0.19	12/01/2016	4,000,000	4,000,000
California Municipal Finance Authority Chevron USA Recovery Zone Project Series A (IDR)	0.19	11/01/2035	6,000,000	6,000,000
California Municipal Finance Authority Exxon Mobile Project (IDR)	0.18	12/01/2029	3,000,000	3,000,000
California Series B-2 JPMorgan Chase PUTTER Trust Series 4064 (Miscellaneous Revenue, JPMorgan Chase & Company LOC) 144A	0.25	06/28/2012	29,000,000	29,000,000
East Bay California MUD Water System Series 2011A-2 JPMorgan Chase PUTTER Trust Series 4032 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.25	06/26/2012	18,800,000	18,800,000
El Dorado CA Irrigation District & El Dorado Water Agency Series A (Water & Sewer Revenue, Citibank NA LOC)	0.23	03/01/2036	4,000,000	4,000,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3164 (GO, JPMorgan Chase & Company LIQ) 144A	0.25	08/01/2031	4,145,000	4,145,000
Loma Linda CA Hospital Loma Linda University Medical Center B (Health Revenue, Bank of America NA LOC)	0.30	12/01/2038	5,000,000	5,000,000
Los Angeles CA Beverly Park Apartments Series A (Housing Revenue, FHLMC Insured & LIQ)	0.24	08/01/2018	6,500,000	6,500,000
Los Angeles CA Community RDA Academy Village Apartments Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.23	10/01/2019	500,000	500,000
Los Angeles CA Sub Series C (Water & Sewer Revenue, JPMorgan Chase & Company LOC)	0.24	06/01/2028	6,105,000	6,105,000
Los Angeles CA TRAN JPMorgan Chase PUTTER Series 3931 (GO, JPMorgan Chase & Company LIQ)	0.25	08/12/2012	7,000,000	7,000,000
Los Angeles CA TRAN JPMorgan Chase PUTTER Series 3965 (GO, JPMorgan Chase & Company LIQ) 144A	0.25	08/12/2012	6,230,000	6,230,000
Pasadena CA COP Series A (Miscellaneous Revenue, Bank of America NA LOC)	0.26	02/01/2035	21,000,000	21,000,000
Riverside CA COP Riverside Renaissance Project Series 2008 (Miscellaneous Revenue, Bank of America NA LOC)	0.26	03/01/2037	22,955,000	22,955,000
Roseville CA Electric System Series A (Miscellaneous Revenue, Morgan Stanley Bank LOC)	0.30	02/01/2035	7,000,000	7,000,000
Sacramento CA MUD Series 2012M (Utilities Revenue, U.S. Bank NA LOC)	0.23	08/15/2041	3,000,000	3,000,000
Sacramento County CA Housing Authority Shadowood Apartments Project Issue A (Housing Revenue, FHLMC Insured & LIQ)	0.22	12/01/2022	4,000,000	4,000,000
Sacramento County CA MUD Series L (Utilities Revenue, U.S. Bank NA LOC)	0.24	08/15/2041	3,000,000	3,000,000
Sacramento County CA Municipal Utility District JPMorgan Chase PUTTER Series 4071 (Utilities Revenue, BHAC-CR, FSA-CR, AMBAC Insured, JPMorgan Chase & Company LIQ) 144A	0.25	11/15/2013	10,000,000	10,000,000
Sacramento County CA Sanitation District Finance Authority Series B (Water & Sewer Revenue, Morgan Stanley Bank LOC)	0.25	12/01/2037	8,000,000	8,000,000
San Bernardino County CA Flood Control District (Miscellaneous Revenue, Bank of America NA LOC)	0.27	08/01/2037	7,000,000	7,000,000
San Diego CA Housing Authority MFHR Hillside Garden Apartments Series B (Housing Revenue, FNMA Insured & LIQ)	0.22	01/15/2035	3,500,000	3,500,000

5

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §(continued)
San Diego CA Unified School District TRAN JPMorgan Chase PUTTER Series 3934 (GO, JPMorgan Chase & Company LIQ) 144A	0.25%	08/07/2012	$3,000,000	$3,000,000
San Diego CA Unified School District TRAN JPMorgan Chase PUTTER Series 3966 (GO, JPMorgan Chase & Company LIQ) 144A	0.25	08/12/2012	3,000,000	3,000,000
San Francisco CA City & County Finance Corporation Moscone Center Project Series 2008 (Miscellaneous Revenue, Bank of America NA LOC)	0.27	04/01/2030	1,875,000	1,875,000
San Francisco CA City & County Redevelopment Agency 3rd Mission C (Housing Revenue, FNMA Insured & LIQ)	0.23	06/15/2034	5,000,000	5,000,000
San Francisco CA City & County Redevelopment Agency Community Facilities District # 4 (Tax Revenue, Bank of America NA LOC)	0.27	08/01/2032	5,000,000	5,000,000
San Leandro CA Carlton Plaza Series A (Housing Revenue, FNMA Insured & LIQ)	0.26	09/15/2032	1,800,000	1,800,000
Westminster CA Redevelopment Agency Series 3009 (Tax Revenue, Assured Guaranty Insured, Morgan Stanley Bank LIQ) 144A	0.40	11/01/2045	2,000,000	2,000,000

				227,610,000

Colorado : 1.59%
Other Municipal Debt : 0.05%
Colorado ECFA Series 2012-A (Education Revenue)	2.00	06/29/2012	3,000,000	3,008,700

Variable Rate Demand Notes §: 1.54%
Colorado General Funding Revenue & TRAN JPMorgan Chase PUTTER Series 4024 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.25	06/27/2012	26,000,000	26,000,000
Colorado HFA Class I Series B-2 (Housing Revenue, Royal Bank of Canada SPA)	0.25	05/01/2038	6,000,000	6,000,000
Colorado HFA Taxable MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.19	05/01/2050	15,425,000	15,425,000
Denver CO City & County Subseries G1 (Port Authority Revenue, Assured Guaranty Insured, Morgan Stanley Bank SPA)	0.34	11/15/2025	4,000,000	4,000,000
Denver CO City & County Subseries G2 (Port Authority Revenue, Assured Guaranty Insured, Morgan Stanley Bank SPA)	0.34	11/15/2025	8,050,000	8,049,999
Denver CO Public Schools Series A-4 (Education Revenue, Royal Bank of Canada LOC, AGM Insured)	0.17	12/15/2037	7,000,000	7,000,000
Moffat County CO Tri State General Association Project (IDR, Bank of America NA LOC)	0.32	03/01/2036	10,350,000	10,350,000
Royal Bank of Canada Municipal Products Incorporated Trust Series E-25 (Miscellaneous Revenue, Royal Bank of Canada LOC & LIQ) 144A	0.28	11/15/2025	10,000,000	10,000,000

				86,824,999

Connecticut : 0.33%
Variable Rate Demand Notes §: 0.33%
Connecticut HFA Series C-2 (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.23	05/15/2034	10,000,000	10,000,000
Connecticut HFA Subseries F1 (Housing Revenue, GO of Authority Insured, JPMorgan Chase & Company SPA)	0.25	11/15/2035	4,000,000	4,000,000
New Britain CT Taxable Pension Series C (GO, JPMorgan Chase & Company LOC)	0.31	02/01/2026	5,000,000	5,000,000

				19,000,000

Delaware : 0.31%
Variable Rate Demand Note §: 0.31%
Puttable Floating Option Taxable Notes Series TNP-1002 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	1.67	11/15/2012	17,445,000	17,445,000

6

WELLS FARGO ADVANTAGE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
District of Columbia : 0.32%
Other Municipal Debt : 0.07%
District Columbia Water & Sewer Authority Series C (Water & Sewer Revenue)	0.15%	05/14/2012	$4,000,000	$4,000,000

Variable Rate Demand Notes §: 0.25%
District of Columbia George Washington University (Education Revenue, Bank of America NA LOC)	0.35	09/15/2029	5,000,000	5,000,000
District of Columbia The Pew Charitable Trusts Series A (Miscellaneous Revenue, PNC Bank NA LOC)	0.24	04/01/2038	9,000,000	9,000,000

				14,000,000

Florida : 0.51%
Variable Rate Demand Notes §: 0.51%
Florida HEFAR Ringling College of Arts & Design Incorporated Project Series 2008 (Education Revenue, PNC Bank NA LOC)	0.24	03/01/2038	1,910,000	1,910,000
Miami-Dade County FL Educational Facilities Authority Eagle-20070043 Class A (Education Revenue, BHAC-CR, AMBAC Insured, Citibank NA LIQ)	0.26	04/01/2037	3,000,000	3,000,000
Miami-Dade County FL Expressway Authority Series 1339 (Transportation Revenue, AGC-ICC, FGIC Insured, JPMorgan Chase & Company LIQ)	0.40	07/01/2012	1,000,000	1,000,000
Palm Beach County FL Pine Crest Preparatory School Incorporated Project Series 2008 (Education Revenue, Bank of America NA LOC)	0.34	06/01/2032	6,015,000	6,015,000
Pinellas County FL Health Facilities Authority Series B1 (Health Revenue, AGM Insured, Morgan Stanley Bank SPA)	0.30	11/15/2033	13,000,000	13,000,000
Volusia County FL Eclipse Funding Trust (Miscellaneous Revenue, U.S. Bank NA LOC, FSA Insured)	0.24	08/01/2013	1,995,000	1,995,000
Volusia County FL Eclipse Funding Trust (Miscellaneous Revenue, U.S. Bank NA LOC, FSA Insured)	0.24	08/01/2032	1,995,000	1,995,000

				28,915,000

Georgia : 0.45%
Other Municipal Debt : 0.23%
Atlanta GA Airport Series A-1 (Airport Revenue)	0.28	05/08/2012	13,000,000	13,000,000
Variable Rate Demand Notes §: 0.22%
Columbus GA Housing Development Authority PFOTER Series TN-024 (Housing Revenue, ACA Insured) 144A	0.49	10/01/2039	5,265,000	5,265,000
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Utilities Revenue, Royal Bank of Canada SPA)	0.25	08/01/2040	6,995,000	6,995,000

				12,260,000

Illinois : 1.01%
Variable Rate Demand Notes §: 1.01%
Chicago IL Deutsche Bank Short Puttable Exempt Adjustable Receipts/Long Inverse Floating Exempt Receipts Trust Series DB-393 (GO, JPMorgan Chase & Company SPA)	0.27	01/01/2034	7,815,000	7,815,000
Chicago IL Metropolitan Water Reclamation PFOTER (Tax Revenue, Bank of America NA LIQ) 144A	0.46	12/01/2028	6,000,000	6,000,000
Chicago IL Midway Airport Series A2 (Airport Revenue, JPMorgan Chase & Company LOC)	0.25	01/01/2025	935,000	935,000
Chicago IL Water District Eclipse Funding Trust Series 2006-A (Water & Sewer Revenue, U.S. Bank NA LOC)	0.24	05/01/2014	3,995,000	3,995,000
Chicago IL Waterworks Revenue Subseries 2001-1 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.27	11/01/2030	2,000,000	2,000,000
Chicago IL Waterworks Revenue Subseries 2001-2 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.27	11/01/2030	5,000,000	5,000,000

7

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §(continued)
Cook County IL Series D-2 (GO, Northern Trust Company SPA)	0.17%	11/01/2030	$1,000,000	$1,000,000
Illinois Development Finance Authority Village of Oak Park Residence Corporation Project Series 2001 (Housing Revenue, PNC Bank NA LOC)	0.26	07/01/2041	3,000,000	3,000,000
Illinois Educational Facilities Authority Field Museum National History (Education Revenue, Bank of America NA LOC, GO of Corporation Insured)	0.35	11/01/2032	5,000,000	5,000,000
Illinois Finance Authority Resurrection Health Project Series 2005-B (Health Revenue, JPMorgan Chase & Company LOC)	0.24	05/15/2035	6,000,000	6,000,000
Illinois Metropolitan Pier & Exposition Authority Series 3221 (Port Authority Revenue, Morgan Stanley Bank LIQ) 144A	0.40	06/15/2050	1,000,000	1,000,000
Quincy IL Blessing Hospital (Health Revenue, JPMorgan Chase & Company LOC)	0.31	11/15/2029	10,690,000	10,690,000
Springfield IL PUTTER Series 1314 (Utilities Revenue, BHAC-CR MBIA Insured, JPMorgan Chase & Company LIQ)	0.25	03/01/2014	4,990,000	4,990,000

				57,425,000

Indiana : 0.25%

Variable Rate Demand Notes §: 0.25%
Indiana Finance Authority Trinity Health Credit Group Series 2008D-1 (Health Revenue)	0.22	12/01/2034	4,000,000	4,000,000
Indiana Housing & CDA (Housing Revenue, JPMorgan Chase & Company SPA)	0.26	07/01/2036	5,000,000	5,000,000
Eclipse Funding Trust Indiana Solar Eclipse Series 2007 (Miscellaneous Revenue, U.S. Bank NA LOC, FSA Insured)	0.25	07/15/2026	1,000,000	1,000,000
Indiana Finance Authority Parkview Health System Obligation Group Project Series 2009 C (Health Revenue, PNC Bank NA LOC)	0.23	11/01/2039	4,000,000	4,000,000

				14,000,000

Iowa : 0.12%

Variable Rate Demand Note §: 0.12%
Iowa Finance Authority Student Housing Des Moines LLC Project A (Miscellaneous Revenue, Citibank NA LOC)	0.31	06/01/2039	6,940,000	6,940,000

Kansas : 0.17%

Variable Rate Demand Note §: 0.17%
Kansas Department of Transportation Series C-2 (Transportation Revenue, JPMorgan Chase & Company SPA)	0.22	09/01/2019	9,420,000	9,420,000

Kentucky : 0.23%

Variable Rate Demand Notes §: 0.23%
Kentucky Housing Corporation Series M (Housing Revenue, PNC Bank NA SPA)	0.26	01/01/2033	3,000,000	3,000,000
Louisville & Jefferson County KY Sewer District JPMorgan Chase PUTTER/DRIVER Trust Series 4012 (Water & Sewer Revenue, JPMorgan Chase & Company LOC) 144A	0.25	12/12/2012	6,000,000	6,000,000
Warren County KY IDA Series B-1 (IDR, Bank of America NA LOC)	0.54	12/01/2018	4,200,000	4,200,000

				13,200,000

Louisiana : 1.13%

Variable Rate Demand Notes §: 1.13%
East Baton Rouge Parish LA IDR ExxonMobil Project Series A (IDR)	0.20	08/01/2035	9,000,000	9,000,000
East Baton Rouge Parish LA IDR ExxonMobil Project Series B (IDR)	0.20	12/01/2040	20,000,000	20,000,000
East Baton Rouge Parish LA PCR ExxonMobil Project (IDR)	0.20	03/01/2022	4,000,000	4,000,000
Louisiana Gas & Fuel Series ROC RR-II-R-661 (Utilities Revenue, FSA Insured, Citibank NA LIQ)	0.25	05/01/2014	10,000,000	10,000,000

8

WELLS FARGO ADVANTAGE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §(continued)
Louisiana Stadium & Exposition PFOTER Series TN-013 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.49%	07/01/2036	$7,000,000	$7,000,000
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series 2010 A-1 (IDR)	0.26	11/01/2040	7,000,000	7,000,000
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series 2010 B-1 (IDR)	0.24	11/01/2040	4,000,000	4,000,000
St. James Parish LA PCRB Texaco Project Series 1988B (Miscellaneous Revenue)	0.22	07/01/2012	3,275,000	3,275,000

				64,275,000

Maryland : 0.24%

Variable Rate Demand Notes §: 0.24%
Maryland CDA Series 2006-G (Housing Revenue, State Street Bank & Trust Company SPA)	0.27	09/01/2040	4,000,000	4,000,000
Maryland Health & HEFAR Series D (Miscellaneous Revenue, Bank of America NA LOC)	0.32	01/01/2029	9,390,000	9,390,000

				13,390,000

Massachusetts : 0.35%

Variable Rate Demand Notes §: 0.35%
Massachusetts Department of Transportation Series A6 (Transportation Revenue, GO of Commonwealth Insured, JPMorgan Chase & Company SPA)	0.23	01/01/2029	2,000,000	2,000,000
Massachusetts Development Finance Agency Babson College Series B (Education Revenue, Citizens Bank LOC)	0.23	10/01/2031	2,330,000	2,330,000
Massachusetts HEFA Boston University Project Series N (Education Revenue, Bank of America NA LOC)	0.24	10/01/2034	475,000	475,000
Massachusetts HEFA Series N-1 (Education Revenue, U.S. Bank NA SPA)	0.26	08/15/2040	4,000,000	4,000,000
Massachusetts Royal Bank of Canada Municipal Products Incorporated Trust Series E-32 (GO, Royal Bank of Canada LOC & LIQ) 144A	0.23	09/01/2013	8,000,000	8,000,000
Massachusetts Water Resources Authority Series E (Water & Sewer Revenue, GO of Authority Insured, JPMorgan Chase & Company SPA)	0.24	08/01/2037	2,810,000	2,810,000

				19,615,000

Michigan : 1.09%

Variable Rate Demand Notes §: 1.09%
Michigan Finance Authority Unemployment Obligation Assessment Series 2011 (Miscellaneous Revenue, Citibank NA LOC)	0.27	07/01/2014	38,000,000	38,000,000
Michigan HEFAR Calvin College Project Series A (Education Revenue, JPMorgan Chase & Company LOC)	0.25	09/01/2037	7,000,000	7,000,000
Michigan HEFAR Calvin College Project Series B (Education Revenue, JPMorgan Chase & Company LOC)	0.25	09/01/2037	7,000,000	7,000,000
Michigan Housing Development Authority Series A (Housing Revenue, GO of Authority Insured, JPMorgan Chase & Company SPA)	0.26	10/01/2037	7,485,000	7,485,000
Wayne County MI IDA Rayonier Project Series 2000 (IDR, Bank of America NA LOC)	0.34	05/01/2020	2,000,000	2,000,000

				61,485,000

Minnesota : 0.20%

Other Municipal Debt : 0.09%
Hennepin County MN Series B (Miscellaneous Revenue)	0.24	05/14/2012	5,000,000	5,000,000

9

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §: 0.11%
Ramsey County MN Housing & Redevelopment MFHR Gateway Apartments LP Series A (Housing Revenue, Bank of America NA LOC)	0.60%	10/01/2038	$4,100,000	$4,100,000
St. Cloud MN CentraCare Health System Series A (Health Revenue, Assured Guaranty Insured, JPMorgan Chase & Company SPA)	0.50	05/01/2042	2,000,000	2,000,000

				6,100,000

Mississippi : 0.91%

Variable Rate Demand Notes §: 0.91%
Jackson County MS Port Facility Chevron USA Incorporated Project (IDR)	0.22	06/01/2023	4,000,000	4,000,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series 1 (IDR)	0.23	11/01/2035	5,000,000	5,000,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series 2009B (IDR)	0.22	12/01/2030	3,000,000	3,000,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series E (IDR)	0.22	12/01/2030	4,000,000	4,000,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series F (IDR)	0.22	11/01/2035	2,000,000	2,000,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series L (IDR)	0.24	11/01/2035	8,000,000	8,000,000
Mississippi Nissan Project Series A (Tax Revenue, Bank of America NA SPA)	0.31	11/01/2028	25,440,000	25,439,034

				51,439,034

Missouri : 0.22%

Variable Rate Demand Notes §: 0.22%
Kansas City MO IDA Ewing Marion Kauffman Foundation Series 2001 (Miscellaneous Revenue)	0.28	04/01/2027	3,000,000	3,000,000
Missouri Development Finance Board Nelson Gallery Foundation Series A (IDR, JPMorgan Chase & Company SPA)	0.24	12/01/2033	4,635,000	4,635,000
Missouri HEFA Series A (Health Revenue, U.S. Bank NA SPA)	0.23	05/15/2038	2,000,000	2,000,000
Missouri Joint Municipal Electric Utility Commission Power Prairie Eclipse Funding Trust Series 2007-0111 (Miscellaneous Revenue, U.S. Bank NA LOC & LIQ)	0.23	01/01/2032	3,000,000	3,000,000

				12,635,000

Nebraska : 0.17%

Variable Rate Demand Note §: 0.17%
Central Plains NE Nebraska Gas Project #2 Series 2009 (Utilities Revenue, Royal Bank of Canada SPA)	0.25	08/01/2039	9,940,000	9,940,000
Nevada : 0.46%

Variable Rate Demand Notes §: 0.46%
Clark County NV Southwest Gas Project Series A (Utilities Revenue, JPMorgan Chase & Company LOC)	0.27	03/01/2038	6,000,000	6,000,000
Las Vegas NV EDFA Andre Agassi Foundation Project (Miscellaneous Revenue, Bank of America NA LOC)	0.34	10/01/2035	7,835,000	7,835,000
Las Vegas NV EDFA Keep Memory Alive Project Series 2007A (Miscellaneous Revenue, PNC Bank NA LOC)	0.24	05/01/2037	12,000,000	12,000,000

				25,835,000

New Hampshire : 0.07%

Variable Rate Demand Note §: 0.07%
New Hampshire HEFA St. Anselm College Series 2008 (Education Revenue, RBS Citizens NA LOC)	0.24	06/01/2038	3,835,000	3,835,000

10

WELLS FARGO ADVANTAGE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
New Jersey : 0.87%

Variable Rate Demand Notes §: 0.87%
New Jersey EDA NUI Corporation Project Series A (Utilities Revenue, JPMorgan Chase & Company LOC)	0.24%	06/01/2026	$5,000,000	$5,000,000
New Jersey EDA Pivotal Utility Holdings Incorporated Project Series 2007 (Utilities Revenue, JPMorgan Chase & Company LOC)	0.24	06/01/2032	6,000,000	6,000,000
New Jersey HCFR (Health Revenue, Assured Guaranty Insured, Bank of America NA SPA)	0.37	07/01/2037	15,000,000	15,000,000
New Jersey Housing & Mortgage Finance Agency AMT SFMR Series Y (Housing Revenue, Royal Bank of Canada SPA)	0.24	10/01/2039	3,000,000	3,000,000
New Jersey Housing & Mortgage Finance Agency Series B (Housing Revenue, Bank of America NA LOC)	0.26	05/01/2048	1,975,000	1,975,000
New Jersey Transportation Trust Fund Authority PUTTER Series 2009-70 (Transportation Revenue, State Street Bank & Trust Company LIQ)	0.25	12/15/2023	5,000,000	5,000,000
Salem County NJ PCFA Atlantic City Electric Company Project Series A (Utilities Revenue, JPMorgan Chase & Company LOC)	0.25	04/15/2014	13,200,000	13,200,000

				49,175,000

New Mexico : 0.11%

Variable Rate Demand Notes §: 0.11%
New Mexico Municipal Energy Acquisition Authority Gas Supply Series 2009 (Utilities Revenue, Royal Bank of Canada SPA)	0.25	11/01/2039	3,990,000	3,990,000
New Mexico Educational Authority PFOTER Series 637 (Education Revenue, Guaranteed Student Loans Insured)	0.38	04/01/2037	2,000,000	2,000,000

				5,990,000

New York : 3.99%

Variable Rate Demand Notes §: 3.99%
Abraham Joshua Hesehal School New York Series 2010 (Education Revenue, TD Bank NA LOC)	0.19	01/01/2040	2,490,000	2,490,000
JPMorgan Chase PUTTER/DRIVER Trust (Tax Revenue, JPMorgan Chase & Company LIQ) 144A	0.25	04/01/2014	4,000,000	4,000,000
Merrill Lynch PFOTER Series TN-019 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.49	07/26/2012	8,000,000	8,000,000
Metropolitan Transportation Authority New York Dedicated Tax Fund Subseries B-1 (Transportation Revenue, State Street Bank & Trust Company LOC) 144A	0.22	11/01/2022	3,000,000	3,000,000
Monroe County NY PFOTER Series PT-4564 (Housing Revenue, FHLMC Insured & LIQ)	0.45	02/01/2046	12,070,000	12,070,000
Nassau County NY Interim Finance Authority Series 2008-B (Tax Revenue, Sumitomo Mitsui Banking Corporation LOC)	0.22	11/15/2021	8,000,000	8,000,000
Nassau County NY Interim Finance Authority Series E (Tax Revenue, JPMorgan Chase & Company SPA)	0.23	11/15/2014	5,000,000	5,000,000
New York City NY Housing Development Corporation Multi-Family Rental Housing The Balton Project Series A (Housing Revenue, Bank of America NA LOC, FHLMC Insured)	0.30	09/01/2049	4,000,000	4,000,000
New York City NY Housing Development Corporation Via Verde Apartments Series A (Housing Revenue, JPMorgan Chase & Company LOC)	0.30	01/01/2016	1,600,000	1,600,000
New York City NY Municipal Water Finance Authority Subseries A-1 (Water & Sewer Revenue, Mizuho Corporate Bank SPA)	0.20	06/15/2044	5,535,000	5,535,000
New York City NY Municipal Water Finance Authority Subseries B-1 (Water & Sewer Revenue, JPMorgan Chase & Company SPA)	0.23	06/15/2024	4,525,000	4,525,000
New York City NY Municipal Water Finance Authority Subseries B-1 (Water & Sewer Revenue, U.S. Bank NA SPA)	0.23	06/15/2045	4,000,000	4,000,000
New York City NY Series D3 (GO, Bank of New York Mellon LOC)	0.24	10/01/2039	8,000,000	8,000,000
New York City NY Subseries G-6 (Tax Revenue, Mizuho Corporate Bank LOC)	0.19	04/01/2042	13,000,000	13,000,000
New York City NY Subseries L-3 (GO, Bank of America NA SPA)	0.26	04/01/2036	8,770,000	8,770,000

11

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §(continued)
New York City NY Transitional Financing Authority Class A (Miscellaneous Revenue, FSA-CR FGIC State Aid Withholding Insured, Citibank NA LIQ & SPA)	0.26%	07/15/2036	$13,300,000	$13,300,000
New York City NY Transitional Financing Authority Series C (Tax Revenue, Morgan Stanley Bank LOC)	0.27	05/01/2028	7,000,000	7,000,000
New York Dormitory Authority Revenue (Education Revenue, JPMorgan Chase & Company SPA)	0.25	07/01/2039	4,000,000	4,000,000
New York HFA Biltmore Tower Housing Project Series A (Housing Revenue, FNMA Insured)	0.23	05/15/2034	5,000,000	5,000,000
New York HFA Clinto Green South Project Series A (Housing Revenue, FHLMC Insured)	0.23	11/01/2038	5,000,000	5,000,000
New York HFA MFHR Second Mortgage Series A (Housing Revenue, FNMA Insured & LIQ)	0.24	05/01/2029	2,000,000	2,000,000
New York HFA Remeeder Houses Project Series A (Housing Revenue, Citibank NA LOC)	0.34	05/01/2039	4,930,000	4,930,000
New York HFA Series A (Housing Revenue, FHLMC Insured & LIQ)	0.20	11/01/2037	3,000,000	3,000,000
New York HFA Series L (Miscellaneous Revenue, Bank of America NA LOC)	0.26	09/15/2021	3,000,000	3,000,000
New York HFA Taxable 600 West 42nd B (Housing Revenue, Bank of New York Mellon LOC)	0.22	11/01/2041	2,575,000	2,575,000
New York HFA Victory Housing Project Series 2000-A (Housing Revenue, FHLMC Insured & LIQ)	0.23	11/01/2033	2,000,000	2,000,000
New York HFA Victory Housing Project Series 2004-A (Housing Revenue, FHLMC Insured)	0.23	11/01/2033	10,400,000	10,400,000
New York HFA West 31st Street Housing Project Series A (Housing Revenue, FNMA Insured)	0.23	05/15/2038	5,000,000	5,000,000
New York Housing Finance Agency Eleventh Avenue Housing Project Series A (Housing Revenue, FNMA Insured & LIQ)	0.23	05/15/2041	5,000,000	5,000,000
New York Metropolitan Transportation Authority ROC RR-II-R-11645 (Transportation Revenue, FSA Insured, Citibank NA LIQ) 144A	0.40	11/15/2025	4,830,000	4,830,000
New York Mortgage Agency Homeowner ROC RR-II-R-11703 (Housing Revenue, Citibank NA LIQ) 144A	0.30	10/01/2031	3,000,000	3,000,000
New York Mortgage Agency Series 144 (Housing Revenue, JPMorgan Chase & Company SPA)	0.29	10/01/2037	5,000,000	5,000,000
New York Municipal Water Finance Authority Series CC-1 (Water & Sewer Revenue, Bank of Nova Scotia SPA)	0.22	06/15/2038	4,000,000	4,000,000
New York PFOTER Series TN-012 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.49	06/15/2053	7,710,000	7,710,000
New York Urban Development Corporate Revenue Series A3B (Tax Revenue, JPMorgan Chase & Company SPA)	0.22	03/15/2033	15,000,000	15,000,000
Puttable Floating Option Taxable Notes Series TN-037 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.49	10/01/2046	7,825,000	7,825,000
Puttable Floating Option Taxable Notes Series TNP-1004 (Resource Recovery Revenue, AMBAC Insured, Bank of America NA LIQ) 144A	0.98	01/29/2046	14,180,000	14,180,000

				225,740,000

North Carolina : 0.14%

Variable Rate Demand Notes §: 0.14%
North Carolina Education Care Community Health Care Facilities University Health Systems of Eastern Carolina Series 2008 B-2 (Health Revenue, Branch Banking & Trust LOC)	0.24	12/01/2036	4,890,000	4,890,000
Piedmont Triad NC Airport Authority Series 2008 A (Airport Revenue, Branch Banking & Trust LOC)	0.22	07/01/2032	3,000,000	3,000,000

				7,890,000

Ohio : 0.28%

Variable Rate Demand Notes §: 0.28%
Lake County OH Hospital Facilities Series A (Health Revenue, JPMorgan Chase & Company LOC)	0.24	08/15/2041	4,975,000	4,975,000

12

WELLS FARGO ADVANTAGE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §(continued)
Montgomery County OH Catholic Health Series C-2 (Health Revenue, U.S. Bank NA SPA)	0.25%	10/01/2041	$2,000,000	$2,000,000
Ohio HFA Residential Management Taxable Series I (Housing Revenue, GNMA, FNMA Insured, FHLB SPA)	0.19	09/01/2039	7,079,000	7,079,000
Parma OH Community General Hospital Association Series 2006-A (Health Revenue, PNC Bank NA LOC)	0.24	11/01/2029	1,000,000	1,000,000
Warren County OH Health Care Facilities Otterbein Homes Series 1998-B (Health Revenue, U.S. Bank NA LOC)	0.25	07/01/2023	1,000,000	1,000,000

				16,054,000

Oklahoma : 0.41%

Variable Rate Demand Notes §: 0.41%
Oklahoma Turnpike Authority Series E (Transportation Revenue, JPMorgan Chase & Company SPA)	0.24	01/01/2028	3,000,000	3,000,000
Oklahoma Turnpike Authority Series F (Transportation Revenue, JPMorgan Chase & Company SPA)	0.24	01/01/2028	20,535,000	20,535,000

				23,535,000

Oregon : 0.09%

Variable Rate Demand Note §: 0.09%
Oregon JPMorgan Chase PUTTER Trust Series 3989 (GO, JPMorgan Chase & Company LIQ) 144A	0.24	06/29/2012	5,000,000	5,000,000

Pennsylvania : 2.30%

Variable Rate Demand Notes §: 2.30%
Allegheny County PA IDA Longwood Oakmont Incorporated Series 2011-A (Health Revenue, PNC Bank NA LOC)	0.25	12/01/2041	5,855,000	5,855,000
Beaver County PA IDA FirstEnergy Nuclear Series B (IDR, Citibank NA LOC)	0.24	12/01/2035	4,000,000	4,000,000
Berks County PA Municipal Authority Royal Bank of Canada Floater Certificates Series C-15 (Health Revenue, Royal Bank of Canada LOC) 144A	0.25	11/01/2012	1,995,000	1,995,000
Delaware River PA Port Authority Series B (Port Authority Revenue, Bank of America NA LOC)	0.26	01/01/2026	15,000,000	15,000,000
Doylestown PA Hospital Authority Series B (Health Revenue, PNC Bank NA LOC)	0.24	07/01/2037	14,000,000	14,000,000
Montgomery County PA IDA Series 3238 (Health Revenue, FHA Insured, Morgan Stanley Bank LIQ) 144A	0.40	08/01/2030	2,000,000	2,000,000
Montgomery County PA Lower Merion School District GO Series 2009 A (GO, State Street Bank & Trust Company LOC, State Aid Withholding Insured)	0.24	04/01/2027	6,075,000	6,075,000
Pennsylvania HFA Series 88-C (Housing Revenue, GO of Agency Insured, PNC Bank NA SPA)	0.25	04/01/2037	6,995,000	6,995,000
Pennsylvania HFA Series 94-B (Housing Revenue, GO of Agency Insured, PNC Bank NA SPA)	0.25	04/01/2027	10,000,000	10,000,000
Pennsylvania HFA Series 95-C (Housing Revenue, JPMorgan Chase & Company SPA)	0.26	04/01/2026	5,970,000	5,970,000
Philadelphia PA Gas Works Series E (Utilities Revenue, PNC Bank NA LOC)	0.24	08/01/2031	1,000,000	1,000,000
Philadelphia PA IDA Series B-2 (IDR, Bank of America NA LOC)	0.30	10/01/2030	5,000,000	5,000,000
Philadelphia PA Series 2005 C-2 (Airport Revenue, Royal Bank of Canada LOC)	0.23	06/15/2025	10,000,000	10,000,000
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Series B (Miscellaneous Revenue, AGM Insured, PNC Bank NA SPA)	0.57	11/01/2039	5,000,000	5,000,000
Puttable Floating Option Taxable Notes Series TNP-1003 (Education Revenue, Guaranteed Student Loans Insured, Bank of America NA LIQ) 144A	0.98	06/01/2047	35,095,000	35,095,000

13

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §(continued)
Southeastern Pennsylvania Transportation Authority Series 2007 (Tax Revenue, PNC Bank NA LOC)	0.25%	03/01/2022	$2,000,000	$2,000,000

				129,985,000

South Carolina : 0.50%

Other Municipal Debt : 0.50%
South Carolina Public Service Authority Subseries AA (Miscellaneous Revenue)	0.20	06/06/2012	4,000,000	4,000,000
South Carolina Public Service Authority Subseries CC (Miscellaneous Revenue)	0.19	05/23/2012	4,000,000	4,000,000
South Carolina Public Service Authority Subseries CC (Miscellaneous Revenue)	0.19	05/30/2012	4,000,000	4,000,000
South Carolina Public Service Authority Subseries CC (Miscellaneous Revenue)	0.20	06/05/2012	4,000,000	4,000,000
South Carolina State Public Service Authority (GO)	0.19	06/18/2012	6,000,000	6,000,000
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation Project Series 2000B-1 (IDR)	0.45	06/01/2012	2,500,000	2,500,000
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation Project Series 2000B-3 (IDR)	0.45	06/01/2012	4,000,000	4,000,000

				28,500,000

South Dakota : 0.03%

Variable Rate Demand Note §: 0.03%
South Dakota Housing Development Authority Series C (Housing Revenue, FHLB SPA)	0.24	05/01/2037	2,000,000	2,000,000

Tennessee : 0.49%

Variable Rate Demand Notes §: 0.49%
Clarksville TN Public Building Authority Tennessee Municipal Building Fund (Miscellaneous Revenue, Bank of America NA LOC)	0.33	11/01/2035	7,000,000	7,000,000
Montgomery County TN Public Building Authority Pooled Financing Revenue (Miscellaneous Revenue, Bank of America NA LOC)	0.33	07/01/2034	6,445,000	6,445,000
Montgomery County TN Public Building Authority Pooled Financing Revenue (Miscellaneous Revenue, Bank of America NA LOC)	0.33	02/01/2036	3,420,000	3,420,000
Nashville & Davidson County TN Metropolitan Government Stewarts Ferry Apartments Project (IDR, FHLMC Insured & LIQ)	0.25	01/01/2034	1,000,000	1,000,000
Nashville & Davidson County TN Metropolitan Government Weatherly Ridge Apartments Project Series A (Housing Revenue, U.S. Bank NA LOC)	0.26	12/01/2041	2,000,000	2,000,000
Tennessee Municipal Energy Acquisition Corporation PUTTER Gas Project Series 1578 (Utilities Revenue, JPMorgan Chase & Company LIQ)	0.49	12/01/2016	8,090,000	8,090,000

				27,955,000

Texas : 4.79%

Other Municipal Debt : 0.51%
Austin TX Combined Utility System Series A (Utilities Revenue)	0.26	05/03/2012	25,000,000	25,000,000
Upper Trinity TX Regional Water District Series A (Water & Sewer Revenue)	0.30	05/02/2012	4,000,000	4,000,000

				29,000,000

Variable Rate Demand Notes §: 4.28%
Austin TX Airport System Series A (Airport Revenue, State Street Bank & Trust Company LOC)	0.25	11/15/2017	3,000,000	3,000,000
Bexar County TX Health Facilities El Centro Del Barrio Series A (Health Revenue, JPMorgan Chase & Company LOC)	0.27	12/01/2032	9,830,000	9,830,000

14

WELLS FARGO ADVANTAGE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §(continued)
Bexar County TX Housing Finance Corporation Multi-Family Apartments Project Series A PFOTER (Miscellaneous Revenue, FHLMC Insured & LIQ)	0.58%	05/01/2032	$4,975,000	$4,975,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series A (Miscellaneous Revenue, JPMorgan Chase & Company LOC)	0.24	06/01/2038	5,000,000	5,000,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D1 (Health Revenue, JPMorgan Chase & Company LOC)	0.25	06/01/2029	7,000,000	7,000,000
Harris County TX Health Facilities Development Corporation Baylor Series A2 (Education Revenue, Bank of America NA LOC)	0.28	11/15/2047	9,925,000	9,925,000
Harris County TX Industrial Development Corporation Deer Park Refining A RMKT (Resource Recovery Revenue)	0.25	03/01/2023	8,000,000	8,000,000
Houston TX Independent School District (Tax Revenue, Permanent School Fund Guarantee Insured, Bank of America NA SPA)	0.29	06/15/2031	7,000,000	7,000,000
Houston TX Utilities System Authority Series 2004B (Water & Sewer Revenue, State Street Bank & Trust Company LOC)	0.20	05/15/2034	6,000,000	6,000,000
Houston TX Utilities Systems Authority Series 2010 B (Water & Sewer Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.25	05/15/2034	15,000,000	15,000,000
Lower Neches River Valley Authority Texas Individual Development Corporation Facilities Revenue Exxon Mobil Project Series B (IDR)	0.22	11/01/2029	5,000,000	5,000,000
Mission TX Economic Development Corporation (Miscellaneous Revenue, Bank of America NA LOC)	0.34	04/01/2022	2,000,000	2,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2009A (Resource Recovery Revenue)	0.23	12/01/2039	4,000,000	4,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2009B (Resource Recovery Revenue)	0.23	12/01/2039	2,000,000	2,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2009C (Resource Recovery Revenue)	0.23	12/01/2039	3,000,000	3,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2010A (IDR)	0.23	04/01/2040	5,000,000	5,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2010D (IDR)	0.23	11/01/2040	5,000,000	5,000,000
Royal Bank of Canada Municipal Products Incorporated Trust Floater Certificates Series E-18 (Miscellaneous Revenue, Royal Bank of Canada LOC & SPA) 144A	0.25	06/01/2032	8,000,000	8,000,000
San Antonio TX Housing Finance Corporation PFOTER Rosemont at Pleasanton Apartments Project Series 2005 (Housing Revenue, FHLMC Insured & LIQ)	0.45	07/01/2048	7,010,000	7,010,000
Tarant County TX Housing Finance Corporation PFOTER Evergreen at Keller Apartments Project (Housing Revenue, FHLMC Insured & LIQ)	0.45	02/01/2049	3,975,000	3,975,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Miscellaneous Revenue, Morgan Stanley Bank LIQ)	0.40	12/15/2026	8,000,000	8,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2849 (Miscellaneous Revenue, Morgan Stanley Bank LIQ)	0.40	12/15/2026	5,000,000	5,000,000
Texas TAN JPMorgan Chase PUTTER Trust Series 3953 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.25	08/30/2012	15,885,000	15,885,000
Texas Taxable Product Development Program Series A (GO, National Australia Bank SPA)	0.25	06/01/2045	4,480,000	4,480,000
Texas TRAN JPMorgan Chase PUTTER Trust Series 3942 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.25	08/30/2012	26,000,000	26,000,000
Texas TRAN JPMorgan Chase PUTTER Trust Series 3945 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.25	08/30/2012	12,000,000	12,000,000
Texas TRAN JPMorgan Chase PUTTER Trust Series 3946 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.25	08/30/2012	12,870,000	12,870,000
Texas TRAN JPMorgan Chase PUTTER Trust Series 3964 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.25	08/30/2012	15,000,000	15,000,000
Texas TRAN JPMorgan Chase PUTTER Trust Series 3984 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.25	08/30/2012	19,000,000	19,000,000

15

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §(continued)
Tyler TX Health Facilities Development Corporation Mother Frances Hospital Regional Health Care Center Project Series 1997 B (Health Revenue, Bank of America NA LOC)	0.34%	07/01/2020	$3,500,000	$3,500,000

				242,450,000

Utah : 0.05%

Variable Rate Demand Note §: 0.05%
Utah Board of Regents Series A (Education Revenue, Royal Bank of Canada LOC)	0.27	11/01/2045	2,768,000	2,768,000

Virginia : 0.12%

Variable Rate Demand Notes §: 0.12%
Norfolk VA Redevelopment and Housing Authority Old Dominion University Project (Education Revenue, Bank of America NA LOC)	0.28	08/01/2033	3,885,000	3,885,000
Virginia Commonwealth University Health System Authority Series B (Health Revenue, Branch Banking & Trust LOC)	0.25	07/01/2037	2,790,000	2,790,000

				6,675,000

Washington : 0.47%

Other Municipal Debt : 0.07%
Port of Seattle WA (Port Authority Revenue)	0.35	05/21/2012	4,000,000	4,000,000

Variable Rate Demand Notes §: 0.40%
King City WA JPMorgan Chase PUTTER Trust Series 4058 (GO, JPMorgan Chase & Company LIQ) 144A	0.25	02/28/2013	3,000,000	3,000,000
Seattle WA Water System (Water & Sewer Revenue, FSA-CR, MBIA Insured, Citibank NA LIQ) 144A	0.25	09/01/2012	2,000,000	2,000,000
Washington HCFR Swedish Health Services Series C (Health Revenue, Bank of America NA LOC)	0.30	11/15/2039	5,000,000	5,000,000
Washington HEFAR Whitman College Project (Education Revenue, Bank of America NA LIQ)	0.36	01/01/2038	6,000,000	6,000,000
Washington Housing Finance Commission Series 1430-R (Housing Revenue, GNMA, FNMA Insured, Bank of America NA SPA)	0.46	06/01/2037	2,000,000	2,000,000
Washington Housing Finance Commission Whisperwood Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.28	05/15/2035	4,650,000	4,650,000

				22,650,000

West Virginia : 0.20%

Variable Rate Demand Note §: 0.20%
Fayette County WV Solid Waste Disposal Facility Commission Georgia-Pacific Corporation Project Series 1995 (IDR, U.S. Bank NA LOC)	0.25	05/01/2018	11,100,000	11,100,000

Wisconsin : 0.45%

Variable Rate Demand Notes §: 0.45%
Wisconsin HEFA Hess Memorial Hospital Incorporated Series 2007 (Health Revenue, U.S. Bank NA LOC)	0.25	05/01/2024	8,000,000	8,000,000
Wisconsin Housing & EDA Home Ownership Series D (Housing Revenue, FNMA LOC, GO of Authority Insured)	0.25	09/01/2035	1,405,000	1,405,000
Wisconsin PFA CSU Housing Project Series 2011 (Housing Revenue, Bank of America NA LOC) (z)	0.00	01/01/2042	13,780,000	13,780,000
Wisconsin Public Power PUTTER Series 1232 (Utilities Revenue, BHAC-CR, AMBAC Insured, JPMorgan Chase & Company LIQ)	0.29	07/01/2013	2,220,000	2,220,000

				25,405,000

16

WELLS FARGO ADVANTAGE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Total Municipal Obligations (Cost $1,724,714,733)				1,724,714,733

Other Instruments : 0.80%
Ally Auto Receivables Trust Asset Backed Security Floating Rate Note ±	0.49%	01/16/2013	$2,051,612	$2,051,612
Ascension Health Care Municipal Commercial Paper (z)	0.18	05/10/2012	16,000,000	15,999,280
Austin Texas Combined Utility System Municipal Commercial Paper (z)	0.17	05/10/2012	4,000,000	3,999,830
Australia & New Zealand Banking Group Limited Yankee Corporate Bond ±144A	0.75	06/18/2012	2,000,000	2,001,371
District of Columbia Variable Rate Demand Obligation	0.20	06/04/2012	2,000,000	2,000,000
GBG LLC Custody Receipts ±144A§	0.27	09/01/2027	9,824,000	9,824,000
Puttable Floating Option Taxable Receipt Bonds Floating Rate Note ±144A§	1.67	05/15/2051	8,270,000	8,270,000
Westpac Securities NZ Limited Yankee Corporate Bond 144A	2.50	05/25/2012	1,000,000	1,001,508

Total Other Instruments (Cost $45,147,601)				45,147,601

Other Notes : 5.90%

Corporate Bonds and Notes : 5.90%
ACTS Retirement Life Communities Incorporated ±§	0.30	11/15/2029	2,781,000	2,781,000
Bank of America Corporation	2.38	06/22/2012	20,000,000	20,063,853
Bank of America Corporation	3.13	06/15/2012	29,000,000	29,107,038
BNZ International Funding Limited	2.63	06/05/2012	9,000,000	9,020,377
Citibank NA	1.88	06/04/2012	16,000,000	16,025,986
Citigroup Funding Incorporated	2.13	07/12/2012	1,000,000	1,003,895
General Electric Capital Corporation	2.20	06/08/2012	44,368,000	44,463,595
Goldman Sachs Group Incorporated	3.25	06/15/2012	20,000,000	20,076,892
IBM Corporation ±	0.50	06/15/2012	5,000,000	5,001,897
John Deere Capital Corporation	2.88	06/19/2012	8,000,000	8,029,486
JPMorgan Chase & Company ±	0.50	11/16/2012	2,000,000	2,000,000
JPMorgan Chase & Company ±	0.50	01/18/2013	13,000,000	12,998,144
JPMorgan Chase & Company ±	0.70	11/01/2012	13,000,000	13,015,039
JPMorgan Chase & Company ±	0.70	06/15/2012	6,000,000	6,002,031
JPMorgan Chase & Company ±	0.97	09/21/2012	8,000,000	8,015,589
JPMorgan Chase & Company	2.13	06/22/2012	34,000,000	34,096,110
JPMorgan Chase & Company	2.20	06/15/2012	25,000,000	25,063,852
JPMorgan Chase Bank NA ±	0.36	11/21/2012	6,000,000	6,002,435
Key Bank NA	3.20	06/15/2012	5,000,000	5,018,916
LTF Real Estate LLC ±144A§	0.30	06/01/2033	15,000,000	15,000,000
Morgan Stanley	1.95	06/20/2012	17,000,000	17,042,411
PNC Funding Corporation	2.30	06/22/2012	15,000,000	15,046,429
U.S. Bancorp NA	1.80	05/15/2012	19,000,000	19,012,256

Total Other Notes (Cost $333,887,231)				333,887,231

Repurchase Agreements ^^: 3.82%
Citigroup Global Markets, dated 04/30/2012, maturity value $70,000,389 (1)	0.20	05/01/2012	70,000,000	70,000,000
Goldman Sachs & Company, dated 04/30/2012, maturity value $39,000,249 (2)	0.23	05/01/2012	39,000,000	39,000,000
Societe Generale (New York), dated 04/30/2012, maturity value $68,385,686 (3)	0.21	05/01/2012	68,385,287	68,385,287
UBS Securities LLC, dated 04/30/2012, maturity value $39,000,228 (4)	0.21	05/01/2012	39,000,000	39,000,000

Total Repurchase Agreements (Cost $216,385,287)				216,385,287

Security Name	Yield	Maturity Date	Principal	Value
Treasury Debt : 7.43%
U.S. Treasury Bill (z)	0.04	05/17/2012	33,000,000	32,999,413
U.S. Treasury Bill (z)	0.05	05/24/2012	37,000,000	36,998,842
U.S. Treasury Bill (z)	0.07	05/31/2012	19,000,000	18,998,852
U.S. Treasury Bill (z)	0.08	07/05/2012	29,000,000	28,995,734
U.S. Treasury Bill (z)	0.08	07/12/2012	28,000,000	27,995,435
U.S. Treasury Bill (z)	0.10	08/09/2012	56,000,000	55,984,666

17

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MONEY MARKET FUND

Security Name		Yield	Maturity Date	Principal	Value
Treasury Debt (continued)
U.S. Treasury Bill (z)		0.12%	08/23/2012	$62,000,000	$61,975,902
U.S. Treasury Bill (z)		0.13	08/16/2012	65,000,000	64,976,816
U.S. Treasury Bill (z)		0.14	10/04/2012	19,000,000	18,988,391
U.S. Treasury Bill (z)		0.15	08/30/2012	54,000,000	53,974,480
U.S. Treasury Bill (z)		0.15	10/11/2012	19,000,000	18,987,526

Total Treasury Debt (Cost $420,876,057)					420,876,057

Total Investments in Securities (Cost $5,735,739,576)*	101.33%				5,735,739,576

Other Assets and Liabilities, Net	(1.33)				(75,393,059)

Total Net Assets	100.00%				$5,660,346,517

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
±	Variable rate investment
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
§	These securities are subject to a demand feature which reduces the effective maturity.
^^	Collateralized by:
(1)	U.S. government securities, 1.625% to 6.12%, 10/1/2016 to 3/1/2042, fair value including accrued interest is $72,100,000.
(2)	U.S. government securities, 0.00% to 6.75%, 7/23/2012 to 7/15/2032, fair value including accrued interest is $39,780,010.
(3)	U.S. government securities, 3.00% to 5.50%, 11/1/2026 to 4/1/2042, fair value including accrued interest is $70,436,845.
(4)	U.S. government securities, 2.50% to 7.00%, 5/1/2018 to 11/1/2048, fair value including accrued interest is $40,170,000.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

18

WELLS FARGO ADVANTAGE MONEY MARKET FUND

NOTES TO PORTFOLIO OF INVESTMENTS – April 30, 2012 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Money Market Fund (the “Fund”).

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity. If amortized cost is determined not to approximate fair value, the fair value of portfolio securities will be determined under procedures established in good faith and approved by the Board of Trustees.

Investments which are not valued the method discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to- market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2012, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended April 30, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Obligations : 99.56%

Alabama : 0.48%

Variable Rate Demand Notes §: 0.48%
Chatom AL Industrial Development Board Powersouth Energy Cooperative Project (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation LOC)	0.40%	08/01/2041	$4,500,000	$4,500,000
Tuscaloosa County AL IDA Series A (IDR)	0.28	09/01/2020	6,700,000	6,700,000

				11,200,000

Arizona : 0.82%

Other Municipal Debt : 0.43%
Phoenix AZ Civic Improvement Corporation Water Commercial Paper Program Notes Series 2012-A (Miscellaneous Revenue)	0.16	06/05/2012	10,000,000	10,000,000

Variable Rate Demand Note §: 0.39%
Maricopa County AZ Desert Eagles Estate Project Series 2003A-1 (Housing Revenue, FHLMC Insured & LIQ)	0.49	07/01/2036	9,250,000	9,250,000

Arkansas : 0.03%

Variable Rate Demand Note §: 0.03%
Arkansas Development Finance Authority Stratton Seed Company Project (IDR, Bank of America NA LOC)	0.70	03/01/2014	600,000	600,000

California : 7.79%

Other Municipal Debt : 0.09%
Los Angeles County CA School Pooled Financing Program TRAN B-1 (Miscellaneous Revenue, GO of Participants Insured)	2.00	11/30/2012	2,000,000	2,020,289

Variable Rate Demand Notes §: 7.70%
California CDA PUTTER Series 2680 (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.33	05/15/2018	6,750,000	6,750,000
California CDA PUTTER Series 2681 (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.41	05/15/2018	7,300,000	7,300,000
California Infrastructure & EDA ROC RR-II-R-11527 (Transportation Revenue, AMBAC Insured, Citibank NA LIQ)	0.25	07/01/2030	9,900,000	9,900,000
California Infrastructure & Economic Development Bank Pacific Gas & Electric Company Series A (Utilities Revenue, Mizuho Corporate Bank LOC)	0.24	11/01/2026	5,900,000	5,900,000
California PCFA Exempt Facilities Revenue Exxon Mobil Project (Energy Revenue)	0.18	12/01/2029	13,495,000	13,495,000
California PFOTER Series 1007 Class A (Miscellaneous Revenue, FHLMC Insured & LIQ)	0.62	06/01/2032	7,510,000	7,510,000
California Series A-2 (Miscellaneous Revenue, Bank of Montreal LOC)	0.23	05/01/2033	26,600,000	26,600,000
California Series A-3 (Miscellaneous Revenue, Bank of Montreal LOC)	0.21	05/01/2033	19,175,000	19,175,000
California Statewide CDA Gas Supply Project Series 2010 (Energy Revenue, Royal Bank of Canada SPA)	0.24	11/01/2040	25,635,000	25,635,000
California Statewide CDA Olympus Park Apartments Series Y (Housing Revenue, FNMA Insured & LIQ)	0.23	10/15/2030	2,200,000	2,200,000
FHLMC Series M001 Class A (Housing Revenue)	0.31	08/15/2045	21,863,810	21,863,810
FHLMC Series M002 Class A (Housing Revenue)	0.31	01/15/2047	4,336,421	4,336,421
FHLMC Series M008 Class A (Housing Revenue)	0.31	02/15/2035	19,677,210	19,677,210
JPMorgan Chase PUTTER Trust Series 4064 (Miscellaneous Revenue, JPMorgan Chase Bank LOC & LIQ) 144A	0.25	06/28/2012	10,000,000	10,000,000
Los Angeles CA TRAN JPMorgan Chase PUTTER Trust Series 3931 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ)	0.25	08/12/2012	100,000	100,000

				180,442,441

1

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Colorado : 0.39%

Other Municipal Debt : 0.27%
Colorado State Education Loan Program TRAN Series A (Tax Revenue)	2.00%	06/29/2012	$6,200,000	$6,217,981

Variable Rate Demand Notes §: 0.12%
Arapahoe County CO Cottrell Printing Project (IDR, KeyBank NA LOC)	0.45	10/01/2019	2,000,000	2,000,000
Colorado ECFA National Jewish Federation Project (Miscellaneous Revenue, U.S. Bank NA LOC)	0.24	02/01/2039	935,000	935,000

				2,935,000

Connecticut : 0.44%

Variable Rate Demand Notes §: 0.44%
Connecticut HFA AMT Housing Mortgage Finance Series D-5 (Housing Revenue, GO of Authority Insured, Bank of Tokyo-Mitsubishi SPA)	0.33	11/15/2023	4,065,000	4,065,000
Connecticut HFA AMT Housing Mortgage Finance Series E-4 (Housing Revenue, GO of Authority Insured, Bank of Tokyo-Mitsubishi SPA)	0.33	11/15/2027	6,335,000	6,335,000

				10,400,000

Delaware : 5.55%

Variable Rate Demand Notes §: 5.55%
Clipper Tax-Exempt Certified Trust Series 2004-10 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.40	12/01/2035	2,642,000	2,642,000
Clipper Tax-Exempt Certified Trust Series 2005-30 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.40	06/01/2038	11,205,000	11,205,000
Clipper Tax-Exempt Certified Trust Series 2005-31 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.40	01/01/2036	9,335,000	9,335,000
Clipper Tax-Exempt Certified Trust Series 2006-02 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.40	10/01/2036	11,640,000	11,640,000
Clipper Tax-Exempt Certified Trust Series 2006-06 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.40	07/01/2037	8,181,000	8,181,000
Clipper Tax-Exempt Certified Trust Series 2006-10 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.40	09/01/2013	1,005,000	1,005,000
Clipper Tax-Exempt Certified Trust Series 2007-26 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.30	05/01/2017	77,207,000	77,207,000
Clipper Tax-Exempt Certified Trust Series 2007-40 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.40	02/01/2013	3,847,000	3,847,000
University of Delaware Series 2005 (Education Revenue, TD Bank NA SPA)	0.26	11/01/2035	5,000,000	5,000,000

				130,062,000

District of Columbia : 0.49%

Variable Rate Demand Notes §: 0.49%
District of Columbia HFA PFOTER Carver Senior Apartments Project Series 4566 (Housing Revenue, FHLMC Insured & LIQ)	0.49	10/01/2049	7,130,000	7,130,000
District of Columbia HFA PFOTER Galen Terrace Project Series 4568 (Housing Revenue, FHLMC Insured & LIQ)	0.49	02/01/2049	4,300,000	4,300,000

				11,430,000

Florida : 7.70%

Other Municipal Debt : 1.17%
Hillsborough County FL Capital Improvement Program Series A (Miscellaneous Revenue)	0.15	06/07/2012	4,800,000	4,800,000
Hillsborough County FL Capital Improvement Program Series A (Miscellaneous Revenue)	0.18	07/12/2012	2,500,000	2,500,000

2

WELLS FARGO ADVANTAGE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Other Municipal Debt (continued)
JEA Florida Electric System Series 2000 F-1 (Miscellaneous Revenue)	0.24%	05/24/2012	$6,750,000	$6,750,000
JEA Florida Electric System Series 2000 F-2 (Miscellaneous Revenue)	0.17	06/06/2012	3,500,000	3,500,000
JEA Florida Electric System Series 2000 F-2 (Miscellaneous Revenue)	0.19	06/07/2012	10,000,000	10,000,000

				27,550,000

Variable Rate Demand Notes §: 6.53%
Alachua County FL HFA MFHR University Cove Apartments Project (Housing Revenue, FNMA Insured & LIQ)	0.27	06/15/2034	5,545,000	5,545,000
Brevard County FL HFA Shore View Apartments Project Series 1995 (Housing Revenue, Harris Trust & Savings Bank LOC)	0.25	02/01/2015	800,000	800,000
Duval County FL HFA Mortgage Camri Green Apartments (Housing Revenue, FNMA Insured & LIQ)	0.28	11/15/2036	6,800,000	6,800,000
Florida HFA Vizcaya Villas Project Series 1996-M (Housing Revenue, Royal Bank of Canada LIQ) 144A	0.28	07/25/2015	5,575,000	5,575,000
Florida Housing Finance Corporation Brook Haven Apartments Multi-Family Mortgage Project Series 2006-H (Miscellaneous Revenue, FNMA Insured & LIQ)	0.28	04/15/2039	6,295,000	6,295,000
Greater Orlando FL Aviation Authority Flight Safety Project Series A (Airport Revenue)	0.23	10/01/2023	5,800,000	5,800,000
Liberty County FL IDA Georgia Pacific Corporation Project (IDR, Scotia Bank LOC)	0.25	10/01/2028	5,000,000	5,000,000
Marion County FL HFA Paddock Apartments Project (Housing Revenue, FNMA Insured & LIQ)	0.25	10/15/2032	4,000,000	4,000,000
Miami-Dade County FL IDA Reflectone Incorporated Project Series 2000-A (IDR, Royal Bank of Canada LOC)	0.31	03/01/2024	10,600,000	10,600,000
Miami-Dade County FL International Airport Aviation Series 2008-1139X (Airport Revenue, Assured Guaranty Insured, Bank of America NA LIQ)	0.62	04/01/2028	7,500,000	7,500,000
Orange County FL Health Facilities Authority Adventist Health Systems Project Series 237 (Health Revenue, AMBAC Insured, Bank of America NA LIQ)	0.40	11/15/2025	76,195,000	76,195,000
Orange County FL HFA Landings on Millenia Boulevard Apartments Project Series 2002-A (Housing Revenue, FNMA LOC)	0.28	08/15/2035	7,060,000	7,060,000
Orlando FL Utilities Commission Series A (Utilities Revenue) (i)	0.36	10/01/2027	6,745,000	6,745,000
Palm Beach County FL Jewish Community Campus Corporation Project (Miscellaneous Revenue, Northern Trust Company LOC, AMBAC Insured)	0.31	03/01/2027	4,000,000	4,000,000
Tampa FL Baycare Health System Series B (Health Revenue)	0.00	11/15/2033	1,000,000	1,000,000

				152,915,000

Georgia : 0.29%

Variable Rate Demand Notes §: 0.29%
Atlanta GA Housing Authority Villages at Carver Project (Housing Revenue, FNMA Insured & LIQ)	0.28	12/15/2039	3,425,000	3,425,000
Fulton County GA Development Authority Shepherd Center Project (Health Revenue, FHLB LOC)	0.25	09/01/2035	1,620,000	1,620,000
Gwinnet County GA Development Authority Ole Mexican Foods Incorporated Project (IDR, Branch Banking & Trust LOC)	0.32	05/01/2031	1,765,000	1,765,000

				6,810,000

Illinois : 4.42%

Other Municipal Debt : 0.27%
Illinois Finance Authority Loyola University of Chicago Financing Program (Miscellaneous Revenue)	0.17	06/06/2012	6,300,000	6,300,000

Variable Rate Demand Notes §: 4.15%
Chicago IL Education Marine Project Series 1984 (IDR, FHLB LOC)	0.27	07/01/2023	4,200,000	4,200,000
Chicago IL Enterprise Center Project Series IX (IDR, Bank of America NA LOC)	0.60	06/01/2022	3,146,000	3,146,000

3

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §(continued)
Chicago IL Enterprise Center Project Series X (IDR, LaSalle Bank NA LOC)	0.60%	06/01/2022	$4,300,000	$4,300,000
Chicago IL Midway Airport 2nd Lien Series C-1 (Airport Revenue, Bank of Montreal LOC)	0.27	01/01/2035	19,520,000	19,520,000
Chicago IL Neighborhoods Alive 21 Series B4 (Tax Revenue, Bank of New York Mellon LOC)	0.26	01/01/2037	6,370,000	6,370,000
Chicago IL O’Hare International Airport ROC RR-II-R-605PB (Airport Revenue, FSA-CR, FGIC Insured, Citibank NA LIQ)	0.45	01/01/2014	9,720,000	9,720,000
Chicago IL PFOTER Series O-6 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.25	01/01/2041	5,665,000	5,665,000
Illinois Development Finance Authority Glenwood School for Boys Series 1998 (Education Revenue, Harris Trust & Savings Bank LOC)	0.24	02/01/2033	650,000	650,000
Illinois Development Finance Authority YMCA Metropolitan Chicago Project Series 2001 (Miscellaneous Revenue, Harris Trust & Savings Bank LOC)	0.25	06/01/2029	4,400,000	4,400,000
Illinois Finance Authority Advocate Healthcare Project Series A-1 (Health Revenue)	0.22	11/01/2030	3,000,000	3,000,000
Illinois Finance Authority Advocate Healthcare Project Series B (Health Revenue) (i)	0.37	04/01/2051	5,000,000	5,000,000
Illinois Finance Authority Rush University Education Center Obligation Group Series 2008-A (Education Revenue, Northern Trust Company LOC)	0.24	11/01/2045	3,500,000	3,500,000
Illinois Housing Development Authority Homeowner Mortgage A3 (Housing Revenue, FHLB SPA)	0.25	08/01/2035	19,000,000	19,000,000
RBC Muni Products Incorporated Trust Series 0-26 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.27	06/30/2016	5,765,000	5,765,000
Southwestern Illinois IDA Mattingly Lumber Project Series 2005-A (IDR, First Bank LOC)	0.40	12/01/2035	3,080,000	3,080,000

				97,316,000

Indiana : 1.71%

Other Municipal Debt : 0.28%
Indiana Bond Bank Interim Advance Funding Program Notes Series A (Miscellaneous Revenue)	1.25	01/03/2013	6,550,000	6,589,574

Variable Rate Demand Notes §: 1.43%
Gary IN Grant Street Project (IDR, JPMorgan Chase Bank LOC)	0.35	07/01/2034	5,555,000	5,555,000
Indiana HFFA Fayette Memorial Hospital Association Series A (Health Revenue, U.S. Bank NA LOC)	0.28	10/01/2032	4,475,000	4,475,000
Madison IN Arvin Sango Incorporated Project (IDR, Bank of Tokyo-Mitsubishi SPA)	0.29	08/01/2017	6,000,000	6,000,000
Saint Joseph County IN Grace Christian Schools Project (Miscellaneous Revenue, Bank of New York Mellon LOC)	0.01	12/01/2016	900,000	900,000
Spencer County IN American Iron Oxide Company Project (IDR, Bank of Tokyo-Mitsubishi LOC)	0.45	09/01/2018	8,600,000	8,600,000
Valparaiso IN EDA Task Force Tips Incorporated Project (Miscellaneous Revenue, Harris NA LOC)	0.32	05/01/2033	8,025,000	8,025,000

				33,555,000

Iowa : 0.83%

Variable Rate Demand Notes §: 0.83%
Iowa Finance Authority Archer Daniels Midland Company Project (IDR)	0.24	12/01/2051	7,900,000	7,900,000
Iowa Finance Authority Chrisbro III Incorporated Project (IDR, Great Western Bank LOC)	0.26	08/01/2041	4,250,000	4,250,000
Iowa HFA SFHR Series N (Housing Revenue, GNMA/FNMA Insured, FHLB SPA)	0.27	01/01/2039	6,665,000	6,665,000
Scott County IA Nichols Aluminum Recycling Project (Resource Recovery Revenue, U.S. Bank NA LOC)	1.64	06/01/2014	600,000	600,000

				19,415,000

4

WELLS FARGO ADVANTAGE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Kansas : 0.10%

Variable Rate Demand Note §: 0.10%
Nemaha County KS Midwest AG Services LLC Project (IDR, CoBank ACB LOC)	0.33%	11/01/2020	$2,265,000	$2,265,000

Kentucky : 1.02%

Other Municipal Debt : 0.04%
Kentucky Rural Water Finance Corporation Series A (Water & Sewer Revenue)	1.25	02/01/2013	1,000,000	1,005,618

Variable Rate Demand Notes §: 0.98%
Hopkins County KY Industrial Building J-Lok Corporation Project Series 2007 (IDR, PNC Bank NA LOC)	0.29	10/01/2017	5,500,000	5,500,000
Kentucky Rural Water Finance Corporation Series H (Housing Revenue, State Street Bank & Trust Company SPA)	0.27	07/01/2036	7,385,000	7,385,000
Louisville KY Regional Airport Authority (Airport Revenue)	0.23	11/01/2036	10,000,000	10,000,000
				22,885,000

Louisiana : 1.48%

Variable Rate Demand Notes §: 1.48%
Ascension Parish LA BASF Corporation Project (IDR)	0.39	03/01/2025	7,900,000	7,900,000
Louisiana PFA PC Allied Signal Incorporated Project (IDR)	0.32	08/01/2017	6,815,000	6,815,000
St. James Parish LA Nucor Steel Louisiana LLC Project Series 2010A-1 (Energy Revenue)	0.26	11/01/2040	20,000,000	20,000,000

				34,715,000

Maine : 0.73%

Variable Rate Demand Notes §: 0.73%
Maine Finance Authority Foxcroft Academy (Education Revenue, TD Bank NA LOC)	0.23	06/01/2038	12,000,000	12,000,000
Old Town ME Georgia Pacific Corporation Project (Resource Recovery Revenue, Bank of Nova Scotia LOC)	0.25	12/01/2024	5,000,000	5,000,000

				17,000,000

Maryland : 0.59%

Other Municipal Debt : 0.40%
Anne Arundel County MD Series 97-A (Miscellaneous Revenue)	0.13	05/08/2012	9,500,000	9,500,000

Variable Rate Demand Note §: 0.19%
Baltimore County MD Cross Creek Apartments Project Series 2008 (Housing Revenue, PNC Bank NA LOC)	0.28	11/01/2033	4,445,000	4,445,000

Massachusetts : 0.78%

Variable Rate Demand Notes §: 0.78%
Massachusetts HFA Series 2970 (Housing Revenue, FSA Insured, Morgan Stanley Bank LIQ) 144A	0.45	07/01/2025	9,520,000	9,520,000
Massachusetts Industrial Finance Agency Constitution Project (Miscellaneous Revenue, TD Bank NA LOC)	0.62	06/01/2018	1,800,000	1,800,000
University of Massachusetts Building Authority (Education Revenue, State Guaranteed Insured) (i)	0.34	11/01/2034	7,045,000	7,045,000

				18,365,000

5

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Michigan : 3.70%

Other Municipal Debt : 1.37%
Michigan State Hospital Finance AuthorityTrinity Health Credit Group Series 2008-C (Hospital Revenue)	0.14%	05/07/2012	$21,000,000	$21,000,000
Michigan State Hospital Finance AuthorityTrinity Health Credit Group Series 2009-C (Hospital Revenue)	0.16	05/16/2012	11,000,000	11,000,000

				32,000,000

Variable Rate Demand Notes §: 2.33%
Michigan Housing Development Authority Rental Housing Project (Housing Revenue, GO of Authority Insured, JPMorgan Chase & Company SPA)	0.26	10/01/2037	14,420,000	14,420,000
Michigan Housing Development Authority Rental Housing Project Series 2010-F (Housing Revenue) (i)	0.34	11/15/2049	6,500,000	6,500,000
Michigan Housing Development Authority Series A (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.25	04/01/2040	28,380,000	28,380,000
Michigan State Hospital Finance Authority Ascension Health Senior Credit (Health Revenue) (i)	0.34	11/15/2049	5,200,000	5,200,000
University of Michigan MI Series B (Education Revenue, Northern Trust Company SPA)	0.21	04/01/2042	200,000	200,000

				54,700,000

Minnesota : 3.01%

Other Municipal Debt : 0.73%
Rochester MN HCFR Mayo Foundation Center Series 2000-A (Health Revenue)	0.15	05/07/2012	17,000,000	17,000,000

Variable Rate Demand Notes §: 2.28%
Bloomington MN Norlan Partners Series B (Housing Revenue, LaSalle Bank NA LOC)	0.65	07/15/2032	2,410,000	2,410,000
Dakota County MN CDA View Pointe Apartments Project Series 2007-A (Housing Revenue, FNMA Insured & LIQ)	0.30	01/15/2038	15,865,000	15,865,000
Forest Lake MN Kilkenny Court Apartments Project (Housing Revenue, FNMA Insured & LIQ)	0.26	08/15/2038	750,000	750,000
Minneapolis MN MFHR Driftwood Apartments Project Series A (Housing Revenue, U.S. Bank NA LOC)	0.31	10/01/2024	235,000	235,000
Minneapolis MN Minnehaha Academy Project (Education Revenue, U.S. Bank NA LOC)	0.28	05/01/2026	1,042,000	1,042,000
Minnesota Bond Securitization Trust Certificate Carleton Lofts Project Class A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.40	12/01/2048	300,000	300,000
Minnesota Bond Securitization Trust Certificate Series S1 Class A (Miscellaneous Revenue, PNC Bank NA LOC)	0.40	02/01/2027	1,505,000	1,505,000
Minnesota Bond Securitization Trust Certificate Series S2 Class A (Miscellaneous Revenue, PNC Bank NA LOC)	0.40	11/01/2028	2,990,000	2,990,000
Minnesota HFA Residential Housing Finance Project Series C (Miscellaneous Revenue, FHLB SPA)	0.27	07/01/2036	11,700,000	11,700,000
Minnesota HFA Series C (Housing Revenue, GO of Agency Insured, FHLB LIQ)	0.27	07/01/2048	6,000,000	6,000,000
Minnesota State HEFAR MacAlester College Series 5-Q (Education Revenue)	0.30	03/01/2033	500,000	500,000
Minnesota State HEFAR Trustees Hamline University Series 6E3 (Education Revenue, Harris NA LOC)	0.26	10/01/2016	950,000	950,000
Plymouth MN MFHR The Lake Apartments Project (Housing Revenue, FHLMC Insured & LIQ)	0.30	08/01/2034	1,900,000	1,900,000
Ramsey County MN MFHR Gateway Apartments LP Series A (Miscellaneous Revenue, Bank of America NA LOC)	0.60	10/01/2038	300,000	300,000
St. Paul MN Housing & RDA Hampden Square Apartments Series A (Housing Revenue, FNMA Insured & LIQ)	0.30	06/01/2032	700,000	700,000
Stevens County MN Riverview Dairy Project Series 2007 (Resource Recovery Revenue, AgCountry Farm Credit Services LOC)	0.36	08/01/2032	3,350,000	3,350,000

6

WELLS FARGO ADVANTAGE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §(continued)
Swift County MN East Dublin Dairy LLP Project Series 2008 (Resource Recovery Revenue, AgCountry Farm Credit Services LOC)	0.36%	04/01/2033	$3,050,000	$3,050,000

				53,547,000

Missouri : 0.81%

Variable Rate Demand Notes §: 0.81%
Greene County MO Stasbourg Estates Project (Housing Revenue, U.S. Bank NA LOC)	0.33	08/01/2038	2,160,000	2,160,000
Kansas City MO IDA Ewing Marion Kauffman Foundation (Miscellaneous Revenue)	0.28	04/01/2027	4,700,000	4,700,000
Missouri State Development Finance Board Ewing Marion Kauffman Project Series A (Miscellaneous Revenue)	0.28	06/01/2037	3,475,000	3,475,000
Missouri State Housing Development Commission Homeowner Loan Program Series C-1 Clipper Tax-Exempt Certificate Trust Series 2009-12 Certificate Partner Multi-State (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.40	03/01/2038	4,870,000	4,870,000
St. Charles County MO United Handicap Services (Education Revenue, U.S. Bank NA LOC)	0.40	07/01/2023	3,900,000	3,900,000

				19,105,000

Montana : 0.26%

Variable Rate Demand Note §: 0.26%
Clipper Tax-Exempt Certified Trust Series 2009-22 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.37	12/01/2036	6,105,000	6,105,000

Nebraska : 0.61%

Variable Rate Demand Notes §: 0.61%
Central Plains NE Nebraska Gas Project #2 Series 2009 (Utilities Revenue, Royal Bank of Canada SPA)	0.25	08/01/2039	8,000,000	8,000,000
Nebraska Investment Finance Authority Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)	0.23	09/01/2031	6,190,000	6,190,000

				14,190,000

Nevada : 2.03%

Variable Rate Demand Notes §: 2.03%
Nevada Housing Development Authority MFHR Vintage at Laughlin Apartments Project (Housing Revenue, East West Bank LOC, FHLB SPA)	0.24	04/15/2041	11,000,000	11,000,000
Reno NV Refunding Senior Lien Reno Transportation Rail Access Corridor Project (Tax Revenue, Bank of New York Mellon LOC)	0.24	06/01/2042	36,600,000	36,600,000

				47,600,000

New Hampshire : 1.28%

Variable Rate Demand Notes §: 1.28%
Clipper Tax-Exempt Certified Trust Series 2005-03 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.37	02/01/2013	23,740,000	23,740,000
New Hampshire HEFA Dartmouth College Project Series 3069 (Education Revenue, Morgan Stanley Bank LIQ) 144A	0.40	06/01/2039	6,330,000	6,330,000

				30,070,000

7

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
New Jersey : 1.93%

Variable Rate Demand Notes §: 1.93%
Clipper Tax-Exempt Certified Trust Series 2009-32 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.30%	01/01/2018	$2,400,000	$2,400,000
New Jersey EDA Natural Gas Company Series A (Energy Revenue)	0.24	09/01/2027	3,345,000	3,345,000
New Jersey EDA Natural Gas Company Series C (Energy Revenue)	0.25	08/01/2041	17,900,000	17,900,000
New Jersey Educational Facilities Authority Various Institute Defense Analyses Series D (Miscellaneous Revenue, Branch Banking & Trust LOC, AMBAC Insured)	0.26	10/01/2030	1,000,000	1,000,000
New Jersey Higher Education Assistance Authority Student Loan ROC RR-II-R-11853 (Education Revenue, Assured Guaranty Insured, Citibank NA LIQ) 144A	0.40	06/01/2016	20,595,000	20,595,000

				45,240,000

New Mexico : 0.46%

Variable Rate Demand Notes §: 0.46%
New Mexico Educational Assistance Foundation Series A-1 (Education Revenue, Royal Bank of Canada LOC, Guaranteed Student Loans Insured)	0.26	04/01/2034	5,415,000	5,415,000
New Mexico Educational Assistance Foundation Series A-2 (Education Revenue, Royal Bank of Canada LOC, Guaranteed Student Loans Insured)	0.26	04/01/2034	5,420,000	5,420,000

				10,835,000

New York : 3.78%

Other Municipal Debt : 0.21%
New York Metropolitan Transportation Authority Series A (Transportation Revenue)	0.14	06/06/2012	5,000,000	5,000,000

Variable Rate Demand Notes §: 3.57%
Austin Trust Various State Certificates Series 2008-1067 (Port Authority Revenue, GO of Authority Insured, Bank of America NA LIQ)	0.38	10/01/2030	1,415,000	1,415,000
Clipper Tax-Exempt Certified Trust Series 2009-85 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ) 144A	0.40	09/01/2034	9,620,000	9,620,000
Long Island NY Power Authority Electric Subseries 1B (Utilities Revenue, State Street Bank & Trust Company LOC)	0.23	05/01/2033	4,000,000	4,000,000
New York & New Jersey Port Authority PFOTER Series O-19 (Miscellaneous Revenue, GO of Authority Insured, Royal Bank of Canada LIQ) 144A	0.26	10/15/2041	11,335,000	11,335,000
New York Convention Center Development Corporation New York Hotel Unit Fee Secured Series 3095 (Tax Revenue, BHAC-CR, AMBAC Insured, Morgan Stanley Bank LIQ) 144A	0.40	11/15/2044	3,000,000	3,000,000
New York Energy R&D Authority Subseries A-1 (Utilities Revenue, Mizuho Corporate Bank LOC)	0.21	05/01/2039	4,000,000	4,000,000
New York HFA ROC RR-II-R-11700 Series B (Housing Revenue, Citibank NA LIQ) 144A	0.31	05/01/2038	6,810,000	6,810,000
New York Metropolitan Transportation Authority Series 2005-A ROC RR-II-R-594PB (Transportation Revenue, AGC-ICC, AMBAC Insured, Citibank NA LIQ)	0.40	11/15/2013	1,000,000	1,000,000
New York Metropolitan Transportation Authority Series 2006-B ROC RR-II-R-11711 (Transportation Revenue, FSA Insured, Citibank NA LIQ) 144A	0.40	11/15/2027	8,000,000	8,000,000
New York Mortgage Agency Homeowner Series 71 ROC RR-II-R-11706 (Housing Revenue, Citibank NA LIQ) 144A	0.31	10/01/2024	2,250,000	2,250,000
New York Mortgage Agency Series 73-A ROC RR-II-R-11707 (Housing Revenue, Citibank NA LIQ) 144A	0.31	10/01/2024	7,695,000	7,695,000
New York NY DRIVER Trust Series 3381 (Housing Revenue, JPMorgan Chase Bank LIQ) 144A	0.34	10/01/2023	2,230,000	2,230,000
New York NY Housing Development Corporation Series 143 ROC RR-II-R-11699 (Housing Revenue, Citibank NA LIQ) 144A	0.31	11/01/2040	6,065,000	6,065,000

8

WELLS FARGO ADVANTAGE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §(continued)
New York NY Housing Development Corporation Series C (Housing Revenue)	0.27%	05/01/2045	$4,700,000	$4,700,000
New York NY Municipal Water Finance Authority Subseries B-4 (Water & Sewer Revenue, Northern Trust Company SPA)	0.23	06/15/2045	2,000,000	2,000,000
New York NY Subseries H-4 (Tax Revenue, Bank of New York Mellon LOC)	0.24	03/01/2034	9,375,000	9,375,000

				83,495,000

North Carolina : 1.19%

Variable Rate Demand Notes §: 1.19%
Charlotte NC Charlotte Mecklenburg Hospital Authority (Hospital Revenue, U.S. Bank NA LOC)	0.22	01/15/2026	8,375,000	8,375,000
North Carolina Healthcare Facilities Authority Hospice Alamance Project (Health Revenue, Branch Banking & Trust LOC)	0.25	12/01/2033	4,800,000	4,800,000
North Carolina Medicare Commission HCFR Wake Forest University Series B (Education Revenue, Branch Banking & Trust LOC)	0.22	07/01/2034	14,810,000	14,810,000

				27,985,000

North Dakota : 1.60%

Other Municipal Debt : 1.07%
Mercer County ND PCR Basin Electric Power Cooperative Series 2009-1 (IDR)	0.30	05/07/2012	25,000,000	25,000,000

Variable Rate Demand Notes §: 0.53%
Mandan ND IDA Cloverdale Foods Company Project (IDR, BNC National Bank LOC)	0.44	12/01/2022	2,320,000	2,320,000
North Dakota State HFA Housing Finance Home Mortgage Program A (Housing Revenue, GO of Agency Insured, FHLB SPA)	0.23	07/01/2037	7,210,000	7,210,000
Richland County ND Recovery Zone Facility Minnesota-Dakota Farmers Cooperative Project Series 2010-C (IDR, CoBank ACB LOC)	0.26	11/01/2028	3,000,000	3,000,000

				12,530,000

Ohio : 3.30%

Variable Rate Demand Notes §: 3.30%
Allen County OH Catholic Healthcare Series C (Health Revenue, Union Bank NA LOC)	0.28	06/01/2034	17,800,000	17,800,000
Ohio Air Quality Development Authority Andersons Marathon Ethanol LLC Project Series 2007 (Resource Recovery Revenue, CoBank ACB LOC)	0.31	09/01/2037	49,500,000	49,500,000
Ohio HFA Series N (Housing Revenue, GNMA FNMA Insured, State Street Bank & Trust Company SPA)	0.26	09/01/2036	7,000,000	7,000,000
Ohio State Water Development Authority First Energy Generation Series B (IDR, Bank of Nova Scotia LOC)	0.24	10/01/2033	2,950,000	2,950,000

				77,250,000

Oregon : 0.71%

Variable Rate Demand Notes §: 0.71%
Oregon Beef Northwest Feeders Project (IDR, Northwest Farm Credit LOC)	0.41	01/01/2016	725,000	725,000
Oregon Beef Northwest Feeders Project Series 207 (IDR, Northwest Farm Credit LOC)	0.41	01/01/2019	710,000	710,000
Oregon Behlen Manufacturing Company Project (IDR, Bank of America NA LOC)	0.44	06/01/2017	5,500,000	5,500,000
Oregon State Veterans Welfare Series 84 (Tax Revenue, Bank of Tokyo-Mitsubishi SPA)	0.24	06/01/2040	3,200,000	3,200,000

9

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §(continued)
Oregon State Veterans Welfare Series 90B (Tax Revenue, Bank of Tokyo-Mitsubishi SPA)	0.24%	12/01/2045	$6,400,000	$6,400,000

				16,535,000

Other : 4.09%

Variable Rate Demand Notes §: 4.09%
Clipper Tax-Exempt Certified Trust Series 2007-14 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.40	01/01/2038	10,805,000	10,805,000
FHLMC MFHR Series M019 (Housing Revenue, FHLMC Insured)	0.30	01/15/2047	1,000,000	1,000,000
Merrill Lynch PFOTER Class A (Miscellaneous Revenue, FHLMC Insured & LIQ)	0.58	05/01/2032	28,570,000	28,570,000
Merrill Lynch PFOTER Class A (Miscellaneous Revenue, FHLMC Insured & LIQ)	0.58	05/15/2035	55,400,000	55,400,000

				95,775,000

Pennsylvania : 4.96%

Variable Rate Demand Notes §: 4.96%
Allegheny County PA Hospital Development Authority University of Pittsburgh Education Center Project Series 2007-B-2 (Hospital Revenue, Royal Bank of Canada LOC & LIQ) 144A	0.25	04/15/2039	11,600,000	11,600,000
Allegheny County PA IDA United Jewish Federation Project Series A (Health Revenue, PNC Bank NA LOC)	0.26	10/01/2026	3,122,000	3,122,000
Beaver County PA IDA BSF Corporation Project (IDR)	0.39	09/01/2032	2,000,000	2,000,000
Berks County PA IDA Fleetwood Business Trust (IDR, U.S. Bank NA LOC)	0.29	05/15/2025	3,610,000	3,610,000
Branch Banking & Trust Municipal Trust Floater Certificates Series 2004 (Tax Revenue, Branch Banking & Trust LOC & LIQ)	0.25	01/04/2029	3,430,000	3,430,000
Butler County PA IDA Mine Safety Appliances Series B (Miscellaneous Revenue, Virginia State LOC)	0.38	05/01/2022	1,000,000	1,000,000
Central Bradford County PA PFOTER Series C-14 (Health Revenue, Royal Bank of Canada LOC & LIQ) 144A	0.25	12/01/2041	3,000,000	3,000,000
Franconia Township PA IDA Ashers Chocolate Project Series A (IDR, Commerce Bank NA LOC)	0.46	05/01/2017	985,000	985,000
Geisinger Authority Pennsylvania Health System Series B (Health Revenue, U.S. Bank NA SPA)	0.24	08/01/2022	1,000,000	1,000,000
Jackson Township PA IDA Stoneridge Retirement Living (Miscellaneous Revenue, PNC Bank NA LOC)	0.26	10/15/2042	4,300,000	4,300,000
Lehigh County PA PFOTER (Miscellaneous Revenue, Bank of America NA LIQ)	0.51	08/15/2042	9,900,000	9,900,000
Manheim Township PA Unified School District PFOTER Series E-28 (Miscellaneous Revenue, Royal Bank of Canada LOC & LIQ) 144A	0.25	12/12/2014	5,000,000	5,000,000
Montgomery County PA IDA Girl Scouts Southeastern (IDR, TD Bank NA LOC)	0.23	02/01/2025	1,350,000	1,350,000
Moon PA IDA Community Facilities YMCA Greater Pittsburgh Project Series 2005 (Miscellaneous Revenue, PNC Bank NA LOC)	0.26	06/01/2025	1,305,000	1,305,000
Pennsylvania EDFA Fitzpatrick Container Company Project (IDR, PNC Bank NA LOC)	0.33	12/01/2023	1,500,000	1,500,000
Pennsylvania EDFA Ganflec Corporation Project Series E (IDR, PNC Bank NA LOC)	0.37	11/01/2019	1,000,000	1,000,000
Pennsylvania EDFA Series B1 (IDR, PNC Bank NA LOC)	0.44	05/01/2015	100,000	100,000
Pennsylvania EDFA Series B2 (IDR, PNC Bank NA LOC)	0.44	08/01/2014	300,000	300,000
Pennsylvania EDFA Series G10 (Miscellaneous Revenue, PNC Bank NA LOC)	0.33	12/01/2025	2,000,000	2,000,000
Pennsylvania EDFA Series G12 (Miscellaneous Revenue, PNC Bank NA LOC)	0.44	12/01/2013	100,000	100,000
Pennsylvania EDFA Series H4 (IDR, PNC Bank NA LOC)	0.44	12/01/2012	200,000	200,000
Pennsylvania EDFA Series J1 (IDR, PNC Bank NA LOC)	0.44	05/01/2015	300,000	300,000

10

WELLS FARGO ADVANTAGE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §(continued)
Pennsylvania HEFA Association of Independent Colleges & University of Pennsylvania Finance Program Keystone College Project Series 2002 (Education Revenue, PNC Bank NA LOC)	0.26%	05/01/2027	$1,600,000	$1,600,000
Pennsylvania HFA Series 83B (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.25	04/01/2035	14,780,000	14,780,000
Pennsylvania State University Project Series B (Education Revenue)	0.30	06/01/2031	6,400,000	6,400,000
Philadelphia PA IDA 1100 Walnut Street Project (Health Revenue, PNC Bank NA LOC)	0.32	12/01/2014	600,000	600,000
Philadelphia PA Subseries C-1 (Airport Revenue, TD Bank NA LOC)	0.23	06/15/2025	12,300,000	12,300,000
Royal Bank of Canada Municipal Products Incorporated Trust Floater Certificates Series E-22 (Miscellaneous Revenue, Royal Bank of Canada LOC & LIQ) 144A	0.25	12/01/2038	12,400,000	12,400,000
Southeastern Pennsylvania Transportation Authority (Tax Revenue, PNC Bank NA LOC)	0.25	03/01/2022	11,000,000	11,000,000

				116,182,000

Puerto Rico : 1.61%

Variable Rate Demand Notes §: 1.61%
Puerto Rico Commonwealth ROC RR-II-R-185 (Miscellaneous Revenue, FGIC Insured, Citibank NA LIQ) 144A	0.25	07/01/2013	1,000,000	1,000,000
Puerto Rico Sales Tax Corporate Financing ROC RR-II-R-11778 (Tax Revenue, Citibank NA LIQ) 144A	0.27	08/01/2047	4,875,000	4,875,000
Puerto Rico Sales Tax Finance Corporation Series 3033 (Tax Revenue, Morgan Stanley Bank LIQ) 144A	0.40	08/01/2050	8,880,000	8,880,000
Puerto Rico Sales Tax Finance Corporation Series 3036 (Tax Revenue, Morgan Stanley Bank LIQ)	0.40	08/01/2050	22,960,387	22,960,387

				37,715,387

Rhode Island : 0.13%

Other Municipal Debt : 0.13%
Providence RI TAN (Miscellaneous Revenue)	2.00	06/29/2012	3,000,000	3,008,202

South Carolina : 2.08%

Other Municipal Debt : 0.55%
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation Project Series 2000B-1 (IDR)	0.45	06/01/2012	5,200,000	5,200,000
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation Project Series 2000B-2 (IDR)	0.45	06/01/2012	6,700,000	6,700,000
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation Project Series 2000B-3 (IDR)	0.45	06/01/2012	1,000,000	1,000,000

				12,900,000

Variable Rate Demand Notes §: 1.53%
Berkeley County SC Nucor Corporation Project (IDR)	0.28	09/01/2028	24,000,000	24,000,000
South Carolina EDA AnMed Health Project Series C (Health Revenue, Branch Banking & Trust LOC)	0.22	02/01/2033	4,980,000	4,980,000
South Carolina Housing Finance & Development Authority PFOTER Wyndham Pointe Apartments Project (Housing Revenue, FHLMC Insured & LIQ)	0.49	03/21/2019	6,875,000	6,875,000

				35,855,000

South Dakota : 0.09%

Variable Rate Demand Note §: 0.09%
South Dakota Housing Development Authority Homeownership Mortgage Series C (Housing Revenue, FHLB SPA)	0.24	05/01/2037	2,000,000	2,000,000

11

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Tennessee : 4.54%

Other Municipal Debt : 0.23%
Sevier County TN Public Building Authority Public Project Construction Notes Series B-3 (Miscellaneous Revenue)	1.25%	05/01/2012	$3,500,000	$3,500,000
Sevier County TN Public Building Authority Public Project Construction Notes Series C (Miscellaneous Revenue)	1.25	04/01/2013	2,000,000	2,014,625

				5,514,625

Variable Rate Demand Notes §: 4.31%
Franklin County TN HEFA Board University of the South Project Series 1998B (Education Revenue)	0.29	09/01/2018	6,430,000	6,430,000
Nashville & Davidson Counties TN HEFA Lipscomb University Project (Education Revenue, FHLB LOC)	0.25	11/01/2028	1,100,000	1,100,000
Sevier County TN Public Building Authority Public Improvement Project Series B-1 (Water & Sewer Revenue, Branch Banking & Trust LOC)	0.25	06/01/2035	4,735,000	4,735,000
Tennessee Gas Project PFOTER Municipal Energy Acquisition Corporation Series 1578 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ)	0.49	12/01/2016	33,410,000	33,410,000
Tennessee PUTTER Tennergy Corporation Series 1258-Q (Utilities Revenue, JPMorgan Chase & Company LIQ)	0.41	05/01/2016	55,285,000	55,285,000

				100,960,000

Texas : 12.85%

Variable Rate Demand Notes §: 12.85%
Calhoun County TX Formosa Plastics Corporation Project Series A (IDR, Sumitomo Mitsui Banking Corporation LOC) 144A	0.25	09/01/2039	15,400,000	15,400,000
Calhoun County TX Formosa Plastics Corporation Project Series B (IDR, Sumitomo Mitsui Banking Corporation LOC) 144A	0.25	09/01/2041	11,200,000	11,200,000
Calhoun County TX Formosa Plastics Corporation Project Series C (IDR, Sumitomo Mitsui Banking Corporation LOC) 144A	0.25	09/01/2031	10,000,000	10,000,000
Clipper Tax-Exempt Certified Trust COP Series 2007-23 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.30	10/01/2018	1,460,000	1,460,000
Harris County TX Industrial Development Corporation Deer Park Convertible (Resource Recovery Revenue)	0.26	03/01/2023	10,800,000	10,800,000
Houston TX Housing Finance Corporation PFOTER Kensington Place Apartments Series 2004 (Housing Revenue, FHLMC Insured & LIQ)	0.45	02/01/2048	12,000,000	12,000,000
Houston TX Housing Finance Corporation PFOTER Sterlingshire Apartments Project Series 2003 A-1 (Miscellaneous Revenue, FHLMC Insured & LIQ)	0.49	04/01/2040	2,870,000	2,870,000
Jewett TX Economic Development Corporation Nucor Corporation Project (IDR)	0.28	08/01/2038	6,200,000	6,200,000
Nueces County TX Port Corpus Christi Authority Solid Waste Disposal Flint Hills Resources Project Series 2006 (Resource Recovery Revenue, Flint Hills Resources Guaranteed)	0.30	01/01/2030	17,500,000	17,500,000
Nueces County TX Port Corpus Christi Authority Solid Waste Disposal Flint Hills Resources Project Series 2007 (Resource Recovery Revenue, Flint Hills Resources Guaranteed)	0.30	01/01/2032	14,800,000	14,800,000
Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project (IDR)	0.39	05/01/2033	12,900,000	12,900,000
Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project Class A (IDR)	0.39	04/01/2037	15,000,000	15,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises LLC Project Series 2002 (IDR)	0.28	12/01/2027	22,035,000	22,035,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises LLC Project Series A (IDR)	0.23	11/01/2040	2,550,000	2,550,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises LLC Project Series C (Resource Recovery Revenue)	0.23	12/01/2039	1,400,000	1,400,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2012 (IDR)	0.44	03/01/2042	46,500,000	46,500,000
Port Arthur TX Navigation District of Jefferson County Total Petrochemicals Project (Resource Recovery Revenue)	0.44	03/01/2039	10,000,000	10,000,000

12

WELLS FARGO ADVANTAGE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §(continued)
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2005 (Resource Recovery Revenue)	0.30%	01/01/2030	$15,000,000	$15,000,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series A (Resource Recovery Revenue)	0.30	04/01/2028	17,500,000	17,500,000
San Antonio TX Housing Finance & Development Authority PFOTER 4590 (Housing Revenue, FHLMC Insured & LIQ)	0.45	03/30/2019	750,000	750,000
San Antonio TX Housing Finance & Development Authority PFOTER 4590 (Housing Revenue, FHLMC Insured & LIQ)	0.45	07/01/2048	5,000,000	5,000,000
Texas Department of Housing & Community Affairs SFHR Series A (Housing Revenue, GNMA/FNMA Insured, Texas State Comptroller of Public Accounts SPA)	0.26	09/01/2038	7,055,000	7,055,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Miscellaneous Revenue, Morgan Stanley Bank LIQ)	0.40	12/15/2026	29,250,531	29,250,531
Texas PFOTER Series E-27 (Health Revenue, Royal Bank of Canada LOC & LIQ) 144A	0.25	06/01/2027	9,000,000	9,000,000
Texas PFOTER Series O-5 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.25	11/01/2041	5,000,000	5,000,000

				301,170,531

Vermont : 0.84%

Variable Rate Demand Notes §: 0.84%
Vermont Educational & Health Buildings Financing Agency North County Hospital Project Series 2007 A (Health Revenue, TD Bank NA LOC)	0.28	10/01/2034	10,025,000	10,025,000
Vermont HFA Series A (Housing Revenue, Financial Security Assurance Incorporated Insured, Bank of New York Mellon SPA)	0.65	05/01/2037	4,200,000	4,200,000
Vermont HFA Series C (Housing Revenue, Financial Security Assurance Incorporated Insured, Bank of New York Mellon SPA)	0.65	11/01/2037	5,500,000	5,500,000

				19,725,000

Virginia : 2.83%

Variable Rate Demand Notes §: 2.83%
Alexandria VA Redevelopment & Housing PFOTER Series C-2 (Miscellaneous Revenue, Royal Bank of Canada LOC & SPA)	0.31	01/01/2014	16,965,000	16,965,000
Campbell County VA IDA Georgia Pacific Corporation Project (IDR, U.S. Bank NA LOC)	0.25	12/01/2019	6,500,000	6,500,000
Chesterfield County VA IDA Super Radiator Series A (IDR, Marshall & Ilsley Bank LOC)	0.36	04/01/2026	3,100,000	3,100,000
Fairfax County VA IDA Inova Health Project Series A-1 (Miscellaneous Revenue) (i)	0.37	05/15/2039	7,000,000	7,000,000
FHLMC Series M020 Class A (Housing Revenue, FHLMC Insured)	0.30	11/15/2036	24,585,000	24,585,000
Norfolk VA EDA Sentra Healthcare Project (Health Revenue) (i)	0.37	11/01/2034	5,905,000	5,905,000
Virginia Commonwealth University Health System Authority Series B (Health Revenue, Branch Banking & Trust LOC)	0.25	07/01/2037	2,175,000	2,175,000

				66,230,000

Washington : 1.03%

Variable Rate Demand Notes §: 1.03%
King County WA Series 3090 (Water & Sewer Revenue, FSA Insured, Morgan Stanley Bank LIQ) 144A	0.40	01/01/2039	14,190,000	14,190,000
Port Tacoma WA ROC RR-II-R-12056 (Port Authority Revenue, FSA-CR, FGIC Insured, Citibank NA LIQ)	0.31	06/26/2014	9,900,000	9,900,000

				24,090,000

13

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Security Name		Interest Rate	Maturity Date	Principal	Value
West Virginia : 1.53%

Variable Rate Demand Notes §: 1.53%
West Virginia EDA Appalachian Power Company Series B (Utilities Revenue, Sumitomo Mitsui Banking Corporation LOC)		0.26%	12/01/2042	$2,500,000	$2,500,000
West Virginia EDA Appalachian Power Company Series B (Utilities Revenue, Mizuho Corporate Bank LOC)		0.27	02/01/2036	7,000,000	7,000,000
West Virginia EDA Collins Hardwood Company LLC (Miscellaneous Revenue, CoBank ACB LOC)		0.33	10/01/2017	4,000,000	4,000,000
West Virginia EDA Collins Hardwood Company LLC (IDR, American AgCredit LOC)		0.33	10/01/2031	2,700,000	2,700,000
West Virginia EDA Morgantown Energy (IDR, Union Bank NA LOC)		0.27	04/01/2027	19,600,000	19,600,000

					35,800,000

Wisconsin : 2.67%

Other Municipal Debt : 0.90%
Wisconsin HEFA Series 8-B (Health Revenue)		0.20	07/05/2012	21,000,000	21,000,000

Variable Rate Demand Notes §: 1.77%
Menomonee Falls WI Mero Structures Incorporated Project (IDR, U.S. Bank NA LOC)		0.30	09/01/2021	1,430,000	1,430,000
West Bend WI Bestech Tool Corporation Project Series A (IDR, U.S. Bank NA LOC)		1.62	09/01/2019	810,000	810,000
Wisconsin Housing & Economic Development Authority Series A (Housing Revenue, GO of Authority Insured, FHLB LIQ)		0.25	05/01/2055	5,000,000	5,000,000
Wisconsin Housing & EDA Series A (Housing Revenue, GO of Authority Insured, FHLB SPA)		0.23	09/01/2022	27,020,000	27,020,000
Wisconsin Housing & EDA Series B (Miscellaneous Revenue, GO of Authority Insured, FHLB LIQ)		0.25	05/01/2055	4,440,000	4,440,000
Wisconsin PFA Midwestern Disaster Area Series A (IDR, Farm Credit Services America LOC)		0.26	09/01/2036	2,800,000	2,800,000

					41,500,000

Total Municipal Obligations (Cost $2,332,801,648)					2,332,801,648

Total Investments in Securities (Cost $2,332,801,648)*	99.56%				2,332,801,648

Other Assets and Liabilities, Net	0.44				10,348,098

Total Net Assets	100.00%				$2,343,149,746

§	These securities are subject to a demand feature which reduces the effective maturity.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investment
(i)	Illiquid security
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

14

WELLS FARGO ADVANTAGE MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

NOTES TO PORTFOLIO OF INVESTMENTS – APRIL 30, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Municipal Cash Management Money Market Fund (the “Fund”).

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity. If amortized cost is determined not to approximate fair value, the fair value of portfolio securities will be determined under procedures established in good faith and approved by the Board of Trustees.

Investments which are not valued the method discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2012, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended April 30, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Obligations : 100.17%

Alabama : 0.80%

Variable Rate Demand Notes §: 0.80%
Calhoun County AL Economic Development Council Southern Bag Corporation Limited Expansion Project Series 1998 (IDR, TD Bank NA LOC)	0.54%	03/01/2013	$600,000	$600,000
Chatom AL Industrial Development Board Gulf Opportunity Zone Power South Energy Cooperative Projects Series 2011 (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation LOC)	0.40	08/01/2041	2,600,000	2,600,000
Mobile AL Downtown RDA Gulf Opportunity Zone Austal USA LLC Project Series B (IDR, National Australia Bank LOC)	0.23	05/01/2041	1,370,000	1,370,000
Mobile AL Industrial Development Board Project Series 2006 (IDR, Whitney National Bank LOC)	0.30	08/01/2031	1,950,000	1,950,000
Tuscaloosa County AL IDA Gulf Opportunity Zone Hunt Refining Project Series 2011 J (IDR, Bank of Nova Scotia LOC)	0.26	04/01/2028	2,600,000	2,600,000

				9,120,000

Arizona : 1.46%

Other Municipal Debt : 0.44%
Phoenix AZ Civic Improvement Corporation Water Commercial Paper Program Notes Series 2012-A (Miscellaneous Revenue)	0.16	06/05/2012	5,000,000	5,000,000

Variable Rate Demand Notes §: 1.02%
Maricopa County AZ IDA Solid Waste Disposal Ambian Dairy LLC Project Series 2008 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.36	11/01/2033	3,600,000	3,600,000
Maricopa County AZ IDA Solid Waste Disposal Series 2006 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.33	08/01/2026	2,500,000	2,500,000
Maricopa County AZ IDA Trans-Matic Manufacturing Production Project (IDR, PNC Bank NA LOC)	0.33	10/01/2026	2,995,000	2,995,000
Pinal County AZ IDA Solid Waste Disposal Feenstra Investments LLC Project Series 2002 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.33	08/01/2027	1,250,000	1,250,000
Pinal County AZ IDA Solid Waste Disposal Sorio Bravo Dairy Farm LLC Series 2002 (IDR, Farm Credit Services America LOC)	0.33	05/01/2027	1,250,000	1,250,000

				11,595,000

California : 1.48%

Other Municipal Debt : 0.18%
Los Angeles County CA School Pooled Financing Program TRAN B-1 (Miscellaneous Revenue, GO of Participants Insured)	2.00	11/30/2012	2,000,000	2,020,289

Variable Rate Demand Notes §: 1.30%
California CDA Belmont Project Series F (Housing Revenue, FNMA Insured & LIQ)	0.22	06/15/2038	5,400,000	5,400,000
California CDA Refunding MFHR PUTTER Series 2680 (Housing Revenue, JPMorgan Chase Bank LOC)	0.33	05/15/2018	900,000	900,000
California Statewide CDA Gas Supply (Energy Revenue, Royal Bank of Canada SPA)	0.24	11/01/2040	1,795,000	1,795,000
Los Angeles CA TRAN JPMorgan Chase PUTTER Trust Series 3931 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ)	0.25	08/12/2012	2,500,000	2,500,000
Sacramento County CA Housing Authority Arlington Creek Apartment Series I (Housing Revenue, FNMA Insured & LIQ)	0.23	05/15/2034	1,650,000	1,650,000
San Leandro CA Carlton Plaza Series A (Housing Revenue, FNMA Insured & LIQ)	0.26	09/15/2032	2,500,000	2,500,000

				14,745,000

1

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Colorado : 1.42%

Other Municipal Debt : 0.26%
Colorado State Education Loan Program TRAN Series A (Tax Revenue)	2.00%	06/29/2012	$3,000,000	$3,008,700

Variable Rate Demand Notes §: 1.16%
Colorado HFA Ready Foods Incorporated Project Series A (IDR, U.S. Bank NA LOC)	0.30	01/01/2032	3,640,000	3,640,000
Colorado HFA Worldwest LLP Project Series 1999-A (IDR, UMB Bank Colorado LOC) 144A	0.60	09/01/2023	3,230,000	3,230,000
Denver CO City & County Western Stock Show Project (IDR, U.S. Bank NA LOC)	0.32	07/01/2029	1,770,000	1,770,000
Harvest Junction CO Metropolitan District GO Series 2006 (Tax Revenue, U.S. Bank NA LOC)	0.40	12/01/2036	3,285,000	3,285,000
Town of Hudson CO Series A (IDR, U.S. Bank NA LOC)	0.40	11/01/2020	1,250,000	1,250,000

				13,175,000

District of Columbia : 0.74%

Variable Rate Demand Notes §: 0.74%
District of Columbia Enterprise Zone 14th & Irving (IDR, Bank of America NA LOC)	0.70	05/01/2022	1,670,000	1,670,000
District of Columbia TRAN PUTTER Series 4026 (Tax Revenue, JPMorgan Chase & Company LIQ) 144A	0.25	09/28/2012	3,000,000	3,000,000
Metropolitan Washington DC Airport Authority Series 2855 (Airport Revenue, FSA-CR, FGIC Insured, JPMorgan Chase Bank LIQ)	0.35	10/01/2014	3,755,000	3,755,000

				8,425,000

Florida : 5.69%

Other Municipal Debt : 0.76%
Hillsborough County FL Capital Improvement Program Series A (Miscellaneous Revenue)	0.15	06/07/2012	2,200,000	2,200,000
Hillsborough County FL Capital Improvement Program Series A (Miscellaneous Revenue)	0.18	07/12/2012	500,000	500,000
JEA Florida Electric System Series 2000 F-1 (Miscellaneous Revenue)	0.24	05/24/2012	1,000,000	1,000,000
JEA Florida Electric System Series 2000 F-2 (Miscellaneous Revenue)	0.17	06/06/2012	1,000,000	1,000,000
JEA Florida Electric System Series 2000 F-2 (Miscellaneous Revenue)	0.19	06/07/2012	4,000,000	4,000,000

				8,700,000

Variable Rate Demand Notes §: 4.93%
Alachua County FL Florida Rock Project (IDR, Bank of America NA LOC)	1.00	11/01/2022	1,850,000	1,850,000
Alachua County FL HFA MFHR University Cove Apartments Project (Housing Revenue, FNMA Insured & LIQ)	0.27	06/15/2034	1,850,000	1,850,000
Brevard County FL HFA MFHR Shore View Apartments Project Series 1995 (Housing Revenue, Harris Trust & Savings Bank LOC)	0.25	02/01/2015	2,200,000	2,200,000
Brevard County FL HFA Oak Meadows Apartments Series A RBC Municipal Products Incorporated Trust Series E2 (Miscellaneous Revenue, Royal Bank of Canada LOC & SPA)	0.28	01/01/2034	1,560,000	1,560,000
Escambia County FL Daw’s Manufacturing Company Incorporated Project (IDR, Bank of America NA LOC)	0.47	02/01/2017	1,625,000	1,625,000
Florida Housing Finance Corporation MFHR Mariner’s Cay Apartments Series 2008-M (Housing Revenue, FNMA Insured & LIQ)	0.26	12/15/2041	1,860,000	1,860,000
Greater Orlando FL Aviation Authority Flight Safety International Project Series A (Airport Revenue)	0.23	10/01/2035	6,380,000	6,380,000
Hillsborough County FL Aviation Authority Tampa International Airport PUTTER Series 2008-A (Airport Revenue, Assured Guaranty Insured, JPMorgan Chase Bank LIQ) 144A	0.42	10/01/2032	8,645,000	8,645,000

2

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §(continued)
Jacksonville FL HFA MFHR Christine Cove Apartments (Housing Revenue, California Bank & Trust LOC)	0.27%	09/15/2038	$1,210,000	$1,210,000
Lee County FL HFA SFHR Series 2908-Z (Housing Revenue, GNMA FNMA Insured, JPMorgan Chase Bank LIQ)	0.33	09/01/2015	3,295,000	3,295,000
Lee County FL HFA SFHR Series 2909-Z (Housing Revenue, GNMA FNMA Insured, JPMorgan Chase Bank LIQ)	0.33	09/01/2015	3,300,000	3,300,000
Miami-Dade County FL IDA Reflectone Incorporated Project Series 2000-A (IDR, Royal Bank of Canada LOC)	0.31	03/01/2024	400,000	400,000
Orange County FL HFA MFHR Lakeside Pointe Apartments Series B (Housing Revenue, FNMA Insured)	0.28	05/15/2038	6,930,000	6,930,000
Orange County FL HFA MFHR Marbella Pointe Series 2007-A (Housing Revenue, FHLB LOC, JPMorgan Chase Bank LIQ)	0.28	04/15/2040	7,650,000	7,650,000
Pasco County FL PAC-MED Incorporated Project (IDR, Bank of America NA LOC)	0.65	08/01/2017	900,000	900,000
Sarasota County FL Planned Parenthood Incorporated Project (Health Revenue, Harris NA LOC)	0.28	10/01/2041	1,700,000	1,700,000
Tallahassee FL Rose Printing Company Incorporated Project Series A (IDR, Branch Banking & Trust LOC)	0.32	10/01/2015	1,635,000	1,635,000
Tampa FL Baycare Health System Series B (Health Revenue)	0.00	11/15/2033	3,000,000	3,000,000

				55,990,000

Georgia : 2.56%

Variable Rate Demand Notes §: 2.56%
Atkinson & Coffee Counties GA Joint Development Authority Solid Waste Langboard Incorporated Project Series 2008 (Resource Recovery Revenue, CoBank ACB LOC)	0.33	11/01/2033	16,800,000	16,800,000
Carroll County GA Development Authority Royal Metal Products Incorporated Project Series 2007 (IDR, Branch Banking & Trust LOC)	0.32	01/18/2027	2,355,000	2,355,000
Cobb County GA IDA Standex International Corporation Project (IDR, Bank of America NA LOC)	1.00	01/01/2018	3,300,000	3,300,000
Georgia Port Authority Adjusted Colonels Island Terminal Project (IDR, Branch Banking & Trust LOC)	0.32	10/01/2023	3,360,000	3,360,000
Georgia Port Authority Colonels Island Terminal Project (Port Authority Revenue, Branch Banking & Trust LOC)	0.32	06/01/2022	3,300,000	3,300,000

				29,115,000

Idaho : 0.18%

Variable Rate Demand Note §: 0.18%
Cassia County ID Industrial Development Corporation Oak Valley Heifers LLC (Resource Recovery Revenue, Northwest Farm Credit LOC)	0.37	06/01/2027	2,000,000	2,000,000

Illinois : 2.08%

Other Municipal Debt : 0.26%
Illinois Finance Authority Loyola University of Chicago Financing Program (Miscellaneous Revenue)	0.17	06/06/2012	3,000,000	3,000,000

Variable Rate Demand Notes §: 1.82%
Chicago IL Enterprise Zone Gardner Gibson Project (IDR, Harris Trust & Savings Bank LOC)	0.31	07/01/2033	2,810,000	2,810,000
East Peoria IL Commercial Development Kroger Company Project Series 2003 (IDR, Bank of Nova Scotia LOC)	0.32	12/01/2013	3,125,000	3,125,000
Illinois Development Finance Authority MCL Incorporated Project (IDR, GE Capital Corporation LOC)	0.50	06/01/2017	1,895,000	1,895,000
Illinois Finance Authority Easter Seals Metro Chicago Incorporated Project Series 2007 (Miscellaneous Revenue, Harris NA LOC)	0.25	04/01/2037	400,000	400,000
Illinois Finance Authority Merug LLC Series B (IDR, JPMorgan Chase Bank LOC)	0.50	12/01/2018	535,000	535,000

3

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §(continued)
Illinois Metropolitan Pier & Exposition Authority Series 3219 (Port Authority Revenue, Morgan Stanley Bank LIQ) 144A	0.40%	06/15/2050	$2,400,000	$2,400,000
Illinois State Children Memorial Hospital Series A Austin IL Trust Series 2008-1098 (Health Revenue, Assured Guaranty Insured, Bank of America NA LIQ)	0.51	08/15/2047	3,178,000	3,178,000
Lake County IL Brown Paper Goods Project (IDR, JPMorgan Chase Bank LOC)	0.50	10/01/2021	1,025,000	1,025,000
Lake County IL Northpoint Association (IDR, Northern Trust Company LOC)	0.30	07/01/2029	2,600,000	2,600,000
Skokie IL Economic Development Revenue Skokie Fashion Square Project Series 1984 (IDR, Bank of America NA LOC)	0.65	12/01/2014	1,850,000	1,850,000
West Frankfort IL Kroger Company Series 2004 (Miscellaneous Revenue, U.S. Bank NA LOC)	0.32	11/01/2012	800,000	800,000

				20,618,000

Indiana : 1.65%

Other Municipal Debt : 0.09%
Indiana State Bond Bank Advance Funding Program Series 2012-A (Miscellaneous Revenue)	1.25	01/03/2013	1,000,000	1,006,042

Variable Rate Demand Notes §: 1.56%
Greensburg IN MFHR Community Partners Village II Project Series 2002 (Housing Revenue, FHLB LOC)	0.28	09/01/2029	2,540,000	2,540,000
Indiana HFFA Fayette Memorial Hospital Association Series A (Health Revenue, U.S. Bank NA LOC)	0.28	10/01/2032	945,000	945,000
Indiana State Development Finance Authority Goodwill Industries Central Project Series 1996 (IDR, JPMorgan Chase Bank LOC)	0.30	06/01/2016	585,000	585,000
Indiana State Development Finance Authority Shelby Gravel Incorporated Project (IDR, PNC Bank NA LOC)	0.37	10/01/2017	1,495,000	1,495,000
Madison IN Arvin Sango Incorporated Project (IDR, Bank of Tokyo-Mitsubishi LOC)	0.29	08/01/2017	3,600,000	3,600,000
Noblesville IN Greystone Apartments Project Series B (Housing Revenue, FHLB LOC)	0.28	03/01/2041	1,480,000	1,480,000
St. Joseph County IN Economic Development Revenue Hannah & Friends Project Series 2007 (Miscellaneous Revenue, LaSalle Bank Midwest LOC)	0.57	11/01/2035	1,985,000	1,985,000
St. Joseph County IN Midcorr Land Development LLC Project (IDR, PNC Bank NA LOC)	0.37	10/01/2023	2,390,000	2,390,000
Wabash IN Economic Development Revenue Martin Yale Industries Project Series 1998 (IDR, JPMorgan Chase Bank LOC)	0.50	09/01/2028	2,700,000	2,700,000

				17,720,000

Iowa : 2.17%

Variable Rate Demand Notes §: 2.17%
Des Moines IA Elliot Aviation Project (Airport Revenue, U.S. Bank NA LOC)	0.33	08/01/2027	5,145,000	5,145,000
Iowa Finance Authority Interwest Project Series 2001 (IDR, CoBank ACB LOC)	0.33	11/01/2016	1,700,000	1,700,000
Iowa Finance Authority Midwestern Disaster Area Archer Daniels Midland Company Project Series 2011 (IDR)	0.24	12/01/2051	3,000,000	3,000,000
Iowa Finance Authority Powerfilm Incorporated Project (IDR, Bank of America NA LOC)	0.60	06/01/2028	1,425,000	1,425,000
Iowa Finance Authority SFHR Series 2006-F (Housing Revenue, GNMA, FNMA Insured, State Street Bank & Trust Company SPA)	0.27	07/01/2036	10,130,000	10,130,000
Iowa Higher Education Loan Authority Private Colleges Ambrose (Education Revenue, Northern Trust Company LOC)	0.28	04/01/2033	2,625,000	2,625,000

4

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §(continued)
Iowa Higher Education Loan Authority University of Dubuque (Education Revenue, Northern Trust Company LOC)	0.28%	04/01/2035	$600,000	$600,000

				24,625,000

Kansas : 0.39%

Variable Rate Demand Notes §: 0.39%
Olathe KS Insulite Glass Company Incorporated Project Series 2000 (IDR, U.S. Bank NA LOC)	0.35	06/01/2020	910,000	910,000
Olathe KS ISL LLC Project (IDR, U.S. Bank NA LOC)	0.35	08/01/2027	3,540,000	3,540,000

				4,450,000

Kentucky : 1.05%

Variable Rate Demand Notes §: 1.05%
Bardstown KY Industrial Building Linpac Materials Handling Project (IDR, U.S. Bank NA LOC)	0.32	10/01/2019	2,790,000	2,790,000
Jefferson County KY Industrial Building Dant Growth LLC Project Series 2002 (IDR, Stock Yards Bank & Trust LOC)	0.37	09/01/2022	2,450,000	2,450,000
Kentucky EDFA Madonna Manor Project PUTTER (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.51	12/01/2039	2,500,000	2,500,000
Kentucky State Housing Corporation Series B (Housing Revenue, State Street Bank & Trust Company SPA)	0.27	07/01/2032	1,595,000	1,595,000
Logan County KY Solid Waste Disposal Waste Management LLC Project (Resource Recovery Revenue, PNC Bank NA LOC)	0.29	03/01/2021	1,450,000	1,450,000
Montgomery County KY Industrial Building Facilities Fineblanking Corporation Project Series 1996 (IDR, Bank of America NA LOC)	0.60	08/01/2015	1,185,000	1,185,000

				11,970,000

Louisiana : 1.06%

Variable Rate Demand Notes §: 1.06%
Louisiana HFA Arbor Place Apartments Project Series 2008 (Housing Revenue, FHLMC Insured & LIQ)	0.31	03/01/2043	8,015,000	8,015,000
Louisiana Local Government Environmental Facilities CDA Honeywell International Incorporated Project (IDR)	0.45	12/01/2036	4,000,000	4,000,000

				12,015,000

Maine : 0.34%

Variable Rate Demand Note §: 0.34%
Maine Housing Authority Mortgage Purchase Program Series 2004 D-3 (Housing Revenue, State Street Bank & Trust Company SPA)	0.29	11/15/2039	3,900,000	3,900,000

Maryland : 0.35%

Other Municipal Debt : 0.35%
Anne Arundel County MD Series 97-A (Miscellaneous Revenue)	0.13	05/08/2012	4,000,000	4,000,000

Michigan : 5.76%

Other Municipal Debt : 0.98%
Michigan State Hospital Finance AuthorityTrinity Health Credit Group Series 2008-C (Hospital Revenue)	0.14	05/07/2012	10,100,000	10,100,000
Michigan State Hospital Finance AuthorityTrinity Health Credit Group Series 2009-C (Hospital Revenue)	0.16	05/16/2012	1,000,000	1,000,000

				11,100,000

5

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §: 4.78%
Green Lake Township MI Economic Development Corporation (Miscellaneous Revenue, Harris NA LOC)	0.24%	06/01/2034	$800,000	$800,000
Michigan Higher Education Authority Student Loan Royal Bank of Canada Municipal Products Trust Incorporated Certificate Series L-33 (Education Revenue, Royal Bank of Canada LOC & LIQ)	0.30	09/01/2026	40,495,000	40,495,000
Michigan State Hospital Finance Authority Ascension Health Group Series 2010-8 (Health Revenue) (i)	0.34	11/15/2049	7,100,000	7,100,000
Michigan State Housing Development Authority Series A (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.25	04/01/2040	4,955,000	4,955,000
Michigan State Strategic Fund Fitz Land LLC Project (IDR, PNC Bank NA LOC)	0.37	08/01/2025	800,000	800,000
Michigan State Strategic Fund Limited Methodist Children’s Home Project Series 1995 (Health Revenue, Bank One Michigan LOC)	0.65	08/01/2015	200,000	200,000

				54,350,000

Minnesota : 6.12%

Other Municipal Debt : 0.18%
Rochester MN HCFR Mayo Foundation Center Series 2000-A (Health Revenue)	0.15	05/07/2012	2,000,000	2,000,000

Variable Rate Demand Notes §: 5.94%
Becker MN Plymouth Foam Project (IDR, U.S. Bank NA LOC)	0.43	05/01/2019	1,460,000	1,460,000
Bloomington MN Refunding MFHR Norlan Partnership Series A-1 (Housing Revenue, FNMA Insured & LIQ)	0.30	07/15/2032	5,090,000	5,090,000
Coon Rapids MN Drake Apartments Project A (Housing Revenue, FNMA Insured & LIQ)	0.30	06/15/2038	2,755,000	2,755,000
Dakota County MN CDA View Pointe Apartments Project Series 2007-A (Housing Revenue, FNMA Insured & LIQ)	0.30	01/15/2038	1,000,000	1,000,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA Insured & LIQ)	0.26	08/15/2038	400,000	400,000
Hennepin County MN Housing & RDA Stone Arch Apartments Project (Housing Revenue, FNMA Insured & LIQ)	0.30	04/15/2035	2,800,000	2,800,000
Mahtomedi MN Briarcliff Manor Apartments Series A (Housing Revenue, FNMA Insured & LIQ)	0.30	06/15/2038	3,645,000	3,645,000
Minneapolis MN CDA C&G Partners Project (Miscellaneous Revenue, U.S. Bank NA LOC)	0.27	12/01/2015	160,000	160,000
Minneapolis MN Driftwood Apartments Project A (Housing Revenue, U.S. Bank NA LOC)	0.31	10/01/2024	4,240,000	4,240,000
Minneapolis MN MacPhail Center for Music Project (Miscellaneous Revenue, U.S. Bank NA LOC)	0.28	08/01/2036	930,000	930,000
Minneapolis MN MFHR Stone Arch Apartments (Housing Revenue, FNMA Insured & LIQ)	0.30	04/15/2035	3,600,000	3,600,000
Minneapolis MN Minnehaha Academy Project (Education Revenue, U.S. Bank NA LOC)	0.28	05/01/2026	603,000	603,000
Minnesota Agriculture & EDA Como Partnership Project Series 1996 (IDR, U.S. Bank NA LOC)	0.40	05/01/2016	690,000	690,000
Minnesota Bond Securitization Trust Certificate Carleton Lofts Project Class A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.40	12/01/2048	7,945,000	7,945,000
Minnesota Bond Securitization Trust Series S1 (Miscellaneous Revenue, PNC Bank NA LOC)	0.40	02/01/2027	1,455,000	1,455,000
Minnesota State HFA Residential Housing Finance Series C (Miscellaneous Revenue, FHLB SPA)	0.27	07/01/2036	300,000	300,000
Ramsey County MN Housing & Redevelopment MFHR Gateway Apartments LP Series A (Miscellaneous Revenue, Bank of America NA LOC)	0.60	10/01/2038	2,600,000	2,600,000
St. Anthony MN Landings Silver Lake Project Series 2007 (Housing Revenue, Bank of America NA LOC)	0.65	10/01/2037	1,400,000	1,400,000
St. Anthony MN Landings Silver Lake Project Series A (Housing Revenue, Bank of America NA LOC)	0.60	10/01/2037	3,600,000	3,600,000

6

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §(continued)
St. Louis Park MN Refunding MFHR Newport on Seven Apartments Project Series 2001 (Housing Revenue, FNMA Insured & LIQ)	0.30%	09/15/2031	$8,520,000	$8,520,000
St. Paul MN Housing & RDA Hampden Square Apartments Series A (Housing Revenue, FNMA Insured & LIQ)	0.30	06/01/2032	2,140,000	2,140,000
St. Paul MN Housing & RDA Leased Housing Association Series A (Housing Revenue, Bank of America NA LOC)	0.65	09/01/2035	2,595,000	2,595,000
Stevens County MN Solid Waste Disposal Riverview Dairy Project Series 2007 (Resource Recovery Revenue, AgCountry Farm Credit Services LOC)	0.36	08/01/2032	2,650,000	2,650,000
Swift County MN Solid Waste Disposal East Dublin Dairy LLP Project Series 2008 (Resource Recovery Revenue, AgCountry Farm Credit Services LOC)	0.36	04/01/2033	6,950,000	6,950,000

				67,528,000

Mississippi : 1.28%

Variable Rate Demand Note §: 1.28%
Mississippi State GO Clipper Tax-Exempt Certificate Trust Series 2009-60 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.30	02/01/2016	14,500,000	14,500,000

Missouri : 1.14%

Variable Rate Demand Notes §: 1.14%
Kansas City MO IDA Revenue Ewing Marion Kauffman Foundation Series 1997 A (Miscellaneous Revenue)	0.28	04/01/2027	2,495,000	2,495,000
Missouri State HEFA Ascension Health Series C3 (Health Revenue)	0.21	11/15/2039	3,000,000	3,000,000
Missouri State Housing Development Commission Homeowner Loan Program Series C-1 Clipper Tax-Exempt Certificate Trust Series 2009-12 Certificate Partner Multi-State (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.40	03/01/2038	1,000,000	1,000,000
St. Charles County MO IDA Craftsmen Industries Project Series 1998-A (IDR, U.S. Bank NA LOC)	0.38	12/01/2019	4,570,000	4,570,000
St. Charles County MO IDA Kuenz Heating & Sheet Metal Series 2001 (IDR, U.S. Bank NA LOC)	0.43	04/01/2026	1,840,000	1,840,000

				12,905,000

Nebraska : 0.41%

Variable Rate Demand Notes §: 0.41%
Douglas County NE James Skinner Company Project Series 1999 (IDR, U.S. Bank NA LOC)	0.35	12/01/2012	300,000	300,000
Nebraska Investment Finance Authority MFHR Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)	0.23	09/01/2031	4,310,000	4,310,000

				4,610,000

Nevada : 0.29%

Variable Rate Demand Notes §: 0.29%
Nevada State Housing Division Vista Creek Apartments (Housing Revenue, East West Bank LOC, FHLB SPA)	0.24	04/15/2041	3,000,000	3,000,000
Reno NV Senior Lien Transportation Rail Access Corridor Project Series 2008 A (Tax Revenue, Bank of New York Mellon LOC)	0.24	06/01/2042	300,000	300,000

				3,300,000

7

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
New Jersey : 3.07%

Variable Rate Demand Notes §: 3.07%
Clipper Tax-Exempt Certificate Trust Series 2009-32 Certificate Partner (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.30%	01/01/2018	$7,650,000	$7,650,000
New Jersey EDA New Jersey National Gas Company (Energy Revenue)	0.25	08/01/2041	11,200,000	11,200,000
New Jersey Educational Facilities Authority Defense Analyses Issue Series 2000-D (Miscellaneous Revenue, Branch Banking & Trust LOC, AMBAC Insured)	0.26	10/01/2030	125,000	125,000
New Jersey Higher Education Assistance Authority Student Loan ROC RR-II-R-11853 (Education Revenue, Assured Guaranty Insured, Citibank NA LIQ) 144A	0.40	06/01/2016	15,900,000	15,900,000

				34,875,000

New Mexico : 0.31%

Variable Rate Demand Note §: 0.31%
New Mexico Educational Assistance Foundation (Education Revenue, Royal Bank of Canada LOC, Guaranteed Student Loans Insured)	0.26	04/01/2034	3,470,000	3,470,000

New York : 8.04%

Other Municipal Debt : 0.26%
Metropolitan Transportation Authority New York Series A (Transportation Revenue)	0.14	06/06/2012	3,000,000	3,000,000

Variable Rate Demand Notes §: 7.78%
JPMorgan Chase PUTTER Trust Series 4070 (Utilities Revenue, BHAC-CR, FSA-CR, AMBAC Insured, JPMorgan Chase & Company LIQ) 144A	0.25	03/01/2014	12,255,000	12,255,000
Long Island NY Power Authority Electric Subseries 1B (Utilities Revenue, State Street Bank & Trust Company LOC)	0.23	05/01/2033	1,000,000	1,000,000
Nassau County NY Interim Finance Authority Series B (Tax Revenue, Sumitomo Mitsui Banking Corporation LOC)	0.22	11/15/2021	3,800,000	3,800,000
New York Dormitory Authority Tax Exempt Certificate St. John’s University Series 2007 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.25	07/01/2025	16,220,000	16,220,000
New York Metropolitan Transportation Authority Series 2005-A ROC RR-II-R-594PB (Transportation Revenue, AGC-ICC, AMBAC Insured, Citibank NA LIQ)	0.40	11/15/2013	21,145,000	21,145,000
New York Metropolitan Transportation Authority Series 2006-B ROC RR-II-R-11711 (Transportation Revenue, FSA Insured, Citibank NA LIQ) 144A	0.40	11/15/2027	15,300,000	15,300,000
New York Mortgage Agency Homeowner ROC RR-II-R-11704 (Housing Revenue, Citibank NA LIQ) 144A	0.31	10/01/2031	5,205,000	5,205,000
New York Mortgage Agency Homeowner Series 71 ROC RR-II-R-11706 (Housing Revenue, Citibank NA LIQ) 144A	0.31	10/01/2024	3,340,000	3,340,000
New York Mortgage Agency Series 106 ROC RR-II-R-11708 (Housing Revenue, Citibank NA LIQ) 144A	0.35	04/01/2034	3,000,000	3,000,000
New York NY Housing Development Corporation Series 143 (Housing Revenue, Citibank NA LIQ) 144A	0.31	11/01/2040	1,265,000	1,265,000
New York NY Housing Development Corporation Series C (Housing Revenue)	0.27	05/01/2045	2,300,000	2,300,000
New York NY Municipal Water Finance Authority Subseries B-4 (Water & Sewer Revenue, Northern Trust Company SPA)	0.23	06/15/2045	1,000,000	1,000,000
New York State Dormitory Authority PUTTER 2009-35 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.28	11/15/2026	2,500,000	2,500,000

				88,330,000

8

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
North Carolina : 0.72%

Variable Rate Demand Notes §: 0.72%
Rockingham County NC Industrial Facilities & PCFA Innofa USA Project Series 2007 (IDR, Branch Banking & Trust LOC)	0.32%	12/01/2026	$3,000,000	$3,000,000
Stanly County NC Industrial Facilities & PCFA Chicago Tube Company (IDR, JPMorgan Chase Bank LOC)	0.30	04/01/2018	5,125,000	5,125,000

				8,125,000

North Dakota : 3.44%

Other Municipal Debt : 0.44%
Mercer County ND PCR Basin Electric Power Cooperative Series 2009-1 (IDR)	0.30	05/07/2012	5,000,000	5,000,000

Variable Rate Demand Notes §: 3.00%
North Dakota State HFA Housing Finance Home Mortgage Program A (Housing Revenue, GO of Agency Insured, FHLB SPA)	0.23	07/01/2037	3,000,000	3,000,000
North Dakota State HFA Housing Finance Home Mortgage Program B (Housing Revenue, FHLB SPA)	0.25	01/01/2030	1,430,000	1,430,000
Richland County ND Recovery Zone Project Series 2010-C (IDR, CoBank ACB LOC)	0.26	11/01/2028	2,315,000	2,315,000
Traill County ND IDR American Crystal Project (Resource Recovery Revenue, CoBank ACB LOC)	0.29	09/01/2017	27,330,000	27,330,000

				34,075,000

Ohio : 2.33%

Variable Rate Demand Notes §: 2.33%
Allen County OH Catholic Healthcare Series C (Health Revenue, Union Bank NA LOC)	0.28	06/01/2034	2,200,000	2,200,000
Franklin County OH Lifeline Shelter Systems Project (IDR, Bank One NA LOC)	0.65	10/01/2021	975,000	975,000
Madeira OH Economic Development Kroger Company Series 2004 (IDR, Bank of Nova Scotia LOC)	0.32	11/01/2012	2,050,000	2,050,000
Montgomery County OH Cambridge Commons Apartments A (Housing Revenue, FHLB LOC)	0.26	04/01/2038	1,145,000	1,145,000
Ohio State Water Development Authority First Energy Generation Series B (IDR, Bank of Nova Scotia LOC)	0.24	10/01/2033	10,000,000	10,000,000
Pike County OH HCFR Traditions Health Care Obligation Group Series 2007 (Health Revenue, U.S. Bank NA LOC)	0.24	06/01/2033	2,100,000	2,100,000
Stark County OH Kroger Company Series 2004 (IDR, Bank of Nova Scotia LOC)	0.32	09/01/2012	3,100,000	3,100,000
Tuscarawas County OH Port Authority Plymouth Incorporated Project (IDR, U.S. Bank NA LOC)	0.33	08/01/2038	4,890,000	4,890,000

				26,460,000

Oklahoma : 0.09%

Variable Rate Demand Note §: 0.09%
Oklahoma Development Finance Authority Industrial Development Tracker Marine Project (Miscellaneous Revenue, Bank of America NA LOC)	0.70	03/01/2018	1,025,000	1,025,000

Oregon : 0.06%

Variable Rate Demand Note §: 0.06%
Oregon State Beef Northwest Feeders Incorporated Series 1999 (Resource Recovery Revenue, Northwest Farm Credit LOC)	0.41	01/01/2016	735,000	735,000

9

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Other : 12.50%

Other Municipal Debt : 0.72%
FHLMC Multi-Class Mortgage Certificates (Housing Revenue) ±	0.31%	08/15/2045	$8,198,929	$8,198,929

Variable Rate Demand Notes §: 11.78%
Clipper Tax-Exempt Certificate Trust Series 2007-19 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.40	09/01/2039	7,315,000	7,315,000
Clipper Tax-Exempt Certificate Trust Series 2009-10 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.40	12/01/2035	1,998,000	1,998,000
Clipper Tax-Exempt Certificate Trust Series 2009-26 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.40	07/01/2037	1,339,000	1,339,000
Clipper Tax-Exempt Certificate Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.30	05/01/2017	28,243,000	28,243,000
FHLMC MFHR Series M019 (Housing Revenue, FHLMC Insured)	0.30	05/01/2017	17,700,000	17,700,000
FHLMC MFHR Series M021 (Housing Revenue, FHLMC Insured & LIQ)	0.30	06/15/2036	33,240,000	33,240,000
PFOTER Series PPT 1005 Term A (Miscellaneous Revenue, FHLMC Insured & LIQ)	0.58	05/15/2035	43,970,000	43,970,000

				133,805,000

Pennsylvania : 5.18%

Variable Rate Demand Notes §: 5.18%
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Senior Community Incorporated Series 2003 (Health Revenue, FNMA Insured & LIQ)	0.26	07/15/2028	2,275,000	2,275,000
Allegheny County PA Residential Finance Authority Mortgage SFHR Series 2005-SS (Housing Revenue, GNMA, FNMA Insured, PNC Bank NA SPA)	0.33	05/01/2036	2,515,000	2,515,000
Beaver County PA IDA Daily Corporation Project (IDR)	0.39	09/01/2032	6,300,000	6,300,000
Branch Banking & Trust Municipal Trust Floater Certificates Series 2004 (Tax Revenue, Branch Banking & Trust LOC & LIQ)	0.25	01/04/2029	680,000	680,000
Butler County PA IDA Mine Safety Appliances Series A (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.38	05/01/2022	3,000,000	3,000,000
Central Bradford Progress Authority Robert Packer Hospital Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series C-14 (Health Revenue, Royal Bank of Canada LOC & LIQ) 144A	0.25	12/01/2041	1,000,000	1,000,000
Jackson Township PA IDA Stoneridge Retirement Living (Miscellaneous Revenue, PNC Bank NA LOC)	0.26	10/15/2042	2,200,000	2,200,000
Lancaster PA IDA Purple Crow Partners LLC Project (IDR, U.S. Bank NA LOC)	0.29	09/01/2026	3,965,000	3,965,000
Lehigh County PA General Purpose Authority St. Luke’s Hospital Bethlehem PFOTER (Health Revenue, Bank of America NA LIQ)	0.51	08/15/2042	2,500,000	2,500,000
Lehigh County PA PFOTER Series MT-566 (Miscellaneous Revenue, Bank of America NA LIQ)	0.51	08/15/2042	15,415,000	15,415,000
Manheim Township PA School District Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-28 (Miscellaneous Revenue, Royal Bank of Canada LOC & LIQ) 144A	0.25	12/12/2014	2,000,000	2,000,000
Pennsylvania EDFA Series D7 (IDR, PNC Bank NA LOC)	0.33	08/01/2022	1,300,000	1,300,000
Pennsylvania HFA Series 89 (Housing Revenue, Bank of Tokyo-Mitsubishi SPA)	0.25	10/01/2035	5,000,000	5,000,000
Pennsylvania HFA SFHR Series 3297 (Housing Revenue, JPMorgan Chase Bank LIQ) 144A	0.34	10/01/2019	1,000,000	1,000,000
Pennsylvania Public School Building Authority School District of Philadelphia Project Series 2006-B (Lease Revenue, FSA State Aid Withholding Insured, JPMorgan Chase Bank LIQ) 144A	0.40	06/01/2015	3,465,000	3,465,000
Pennsylvania University Project Series 2009 B (Education Revenue)	0.30	06/01/2031	5,000,000	5,000,000

10

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §(continued)
Philadelphia PA Airport Subseries C-1 (Airport Revenue, TD Bank NA LOC)	0.23%	06/15/2025	$1,200,000	$1,200,000

				58,815,000

Puerto Rico : 0.11%

Variable Rate Demand Note §: 0.11%
Puerto Rico Sales Tax Corporate Financing ROC RR-II-R-11779 (Tax Revenue, Citibank NA LIQ) 144A	0.27	12/01/2047	1,300,000	1,300,000

Rhode Island : 0.44%

Variable Rate Demand Note §: 0.44%
Rhode Island State Student Loan Series 3235 (Education Revenue, Guaranteed Student Loans Insured, Morgan Stanley Bank LIQ) 144A	0.40	12/01/2023	5,020,000	5,020,000

South Carolina : 1.82%

Other Municipal Debt : 0.49%
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation Project Series 2000B-1 (IDR)	0.45	06/01/2012	2,600,000	2,600,000
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation Project Series 2000B-2 (IDR)	0.45	06/01/2012	3,000,000	3,000,000

				5,600,000

Variable Rate Demand Notes §: 1.33%
South Carolina Educational Facilities Authority for Private Non-profit Institutions Higher Learning Educational Facilities Spartanburg Methodist Series 2005 (Education Revenue, Branch Banking & Trust LOC)	0.28	08/01/2025	2,535,000	2,535,000
South Carolina Educational Facilities Authority Newbury College Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.25	06/01/2035	2,275,000	2,275,000
South Carolina Jobs EDA Blue Ridge Log Cabins LLC Series 2007 (IDR, Branch Banking & Trust LOC)	0.32	03/01/2032	5,645,000	5,645,000
South Carolina Jobs EDA South Carolina Generating Company Incorporated Project (IDR, Branch Banking & Trust LOC)	0.29	12/01/2038	4,600,000	4,600,000

				15,055,000

Tennessee : 1.65%

Variable Rate Demand Notes §: 1.65%
Franklin County TN HEFA Board University of the South Project Series 1994 (Education Revenue)	0.29	01/01/2013	1,500,000	1,500,000
Huntingdon TN Industrial Development Board Behlen Manufacturing Company Project (IDR, LaSalle Bank NA LOC)	0.44	05/01/2020	8,000,000	8,000,000
Pulaski & Giles County TN Lomar Development Company Project (IDR, U.S. Bank NA LOC)	0.35	01/01/2017	1,235,000	1,235,000
Tennergy Corporation Tennessee PUTTER GAS Project Series 1258Q (Utility Revenue, JPMorgan Chase & Company LIQ)	0.41	05/01/2016	8,015,000	8,015,000

				18,750,000

Texas : 16.17%

Variable Rate Demand Notes §: 16.17%
Brazos River TX Harbor Naval District Brazoria County BASF Corporation Project Series 2001 (IDR)	0.37	07/01/2022	4,900,000	4,900,000
Brazos River TX Harbor Naval District Brazoria County BASF Corporation Project Series 2001 (IDR)	0.39	05/01/2036	500,000	500,000
Calhoun Port Authority Texas Formosa Plastics Corporation Project A (IDR, Sumitomo Mitsui Banking Corporation LOC) 144A	0.25	09/01/2039	16,900,000	16,900,000

11

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §(continued)
Dallam County TX Industrial Development Corporation Economic Development Revenue Dallhart Jersey Ranch Incorporated Series 2008 (Resource Recovery Revenue, Fresno-Madera Federal Land Bank Association LOC)	0.32%	08/01/2039	$1,700,000	$1,700,000
First Rio Grande Regional Water Authority Economic Development Corporation Rio Grande Valley Sugar (IDR, CoBank ACB LOC)	0.26	03/01/2032	12,565,000	12,565,000
Harris County TX Industrial Development Corporation Deer Park Convertible (Resource Recovery Revenue)	0.26	03/01/2023	7,500,000	7,500,000
Harris County TX Industrial Development Corporation Deer Park Refining A RMKT(Resource Recovery Revenue)	0.25	03/01/2023	19,900,000	19,900,000
Texas State TRAN Series A JPMorgan Chase PUTTER Trust Series 3964 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.25	08/30/2012	10,300,000	10,300,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2010D (IDR)	0.23	11/01/2040	500,000	500,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals and Refining USA Incorporated (IDR)	0.44	03/01/2042	16,000,000	16,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2011 (IDR)	0.44	06/01/2041	5,000,000	5,000,000
Port Arthur TX Navigation District of Jefferson County Multi Mode Total Petrochemicals USA Incorporated Project Series 2003 C (IDR)	0.44	04/01/2027	1,000,000	1,000,000
Port Arthur TX Navigation District Total Petrochemicals Project (IDR)	0.44	03/01/2039	4,000,000	4,000,000
Port Corpus Christi TX Flint Hills Resources Project Series 2006 (Resource Recovery Revenue)	0.30	01/01/2030	24,500,000	24,500,000
Port Corpus Christi TX Flint Hills Resources Project Series 2007 (Resource Recovery Revenue)	0.30	01/01/2032	5,200,000	5,200,000
Port Corpus Christi TX Flint Hills Resources Project Series A (Resource Recovery Revenue)	0.30	04/01/2028	2,000,000	2,000,000
Royal Bank of Canada Municipal Products Incorporated Trust Floater Certificates Series E-27 (Health Revenue, Royal Bank of Canada LOC & LIQ) 144A	0.25	06/01/2027	1,000,000	1,000,000
San Marcos TX Industrial Development Corporation Butler Manufacturing Company Project (IDR, Bank of America NA LOC)	0.51	04/01/2015	6,250,000	6,250,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Miscellaneous Revenue, Morgan Stanley Bank LIQ)	0.40	12/15/2026	43,984,488	43,984,488

				183,699,488

Utah : 0.20%

Variable Rate Demand Notes §: 0.20%
Juab County UT Intermountain Farmers Association Project (IDR, CoBank ACB LOC)	0.33	08/01/2012	300,000	300,000
Juab County UT Intermountain Farmers Association Project (IDR, CoBank ACB LOC)	0.33	10/01/2021	2,000,000	2,000,000

				2,300,000

Vermont : 0.10%

Variable Rate Demand Note §: 0.10%
Vermont Educational & Health Buildings Financing Agency North County Hospital Project Series 2007 A (Health Revenue, TD Bank NA LOC)	0.28	10/01/2034	1,095,000	1,095,000

Virginia : 1.29%

Variable Rate Demand Notes §: 1.29%
Henrico County VA EDA Residential Care Facilities Westminster-Cantebury Richmond Series 2008 (Health Revenue, Branch Banking & Trust LOC)	0.28	10/01/2037	2,630,000	2,630,000
Norfolk VA EDA Hospital Facilities Sentra Healthcare Series C (Health Revenue) (i)	0.37	11/01/2034	9,250,000	9,250,000

12

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §(continued)
Salem VA IDA MFHR Oak Park Apartments Project Series 2008 (Housing Revenue, FNMA Insured & LIQ)	0.27%	08/15/2043	$2,745,000	$2,745,000

				14,625,000

Washington : 1.24%

Variable Rate Demand Notes §: 1.24%
King County WA Sewer Series 3090 (Water & Sewer Revenue, FSA Insured, Morgan Stanley Bank LIQ) 144A	0.40	01/01/2039	3,700,000	3,700,000
Washington Finance Authority Smith Brothers Farms Incorporated Series 2001 (IDR, Northwest Farm Credit LOC)	0.40	09/01/2021	3,300,000	3,300,000
Washington Housing Finance Commission Nonprofit Revenue Gonzaga Preparatory School Project (Education Revenue, Bank of America NA LOC)	0.39	09/01/2033	1,655,000	1,655,000
Washington Housing Finance Commission Whisperwood Apartments Project Series A (Housing Revenue, FNMA Insured & LIQ)	0.28	05/15/2035	1,590,000	1,590,000
Yakima County WA Public Corporation Revenue Valley Processing Project Bank of America (IDR, Bank of America NA LOC)	0.70	02/01/2015	1,300,000	1,300,000
Yakima County WA Solid Waste Disposal George Deruyter & Son Project Series 2006 (Resource Recovery Revenue, Northwest Farm Credit LOC)	0.40	08/01/2026	2,500,000	2,500,000

				14,045,000

West Virginia : 0.62%

Variable Rate Demand Notes § : 0.62%
Marmet WV Commercial Development Kroger Company Series 2004 (IDR, Bank of Nova Scotia LOC)	0.32	11/01/2012	3,100,000	3,100,000
West Virginia EDA Solid Waste Disposal Appalachian Power Company (Resource Recovery Revenue, Sumitomo Mitsui Banking Corporation LOC)	0.26	12/01/2042	1,000,000	1,000,000
West Virginia EDA Solid Waste Disposal Appalachian Power Company (Utilities Revenue, Mizuho Corporate Bank LOC)	0.27	02/01/2036	3,000,000	3,000,000

				7,100,000

Wisconsin : 2.37%

Other Municipal Debt : 0.44%
Wisconsin State HEFA Aurora Health Care Incorporated Series 2008 B (Health Revenue)	0.20	07/05/2012	5,000,000	5,000,000

Variable Rate Demand Notes §: 1.93%
Belgium WI Trimen Industries Incorporated Project Series 2006 (Miscellaneous Revenue, U.S. Bank NA LOC)	0.38	02/01/2026	3,610,000	3,610,000
Hull WI Welcome Dairy Incorporated Project Series 2010-A (IDR, Associated Bank NA LOC)	0.31	01/01/2027	325,000	325,000
Manitowoc WI CDA Regency House Project (Housing Revenue, Bank First National LOC)	0.49	11/01/2020	1,365,000	1,365,000
Newton WI Stecker Machine Company Incorporated Project Series 2001 (IDR, FHLB LOC)	0.33	09/01/2021	1,945,000	1,945,000
Sheboygan WI Alaark Manufacturing Corporation Project Series 2000 (IDR, U.S. Bank NA LOC)	0.34	12/01/2021	1,505,000	1,505,000
Sheboygan WI Vortex Liquid Color Project (IDR, Bank First National LOC)	0.29	11/01/2020	1,340,000	1,340,000
Two Rivers WI Riverside Foods Incorporated Project (IDR, Bank First National LOC)	0.30	12/01/2022	1,870,000	1,870,000
Wisconsin HEFA Aurora Health Care Series C (Health Revenue, Bank of Montreal LOC)	0.23	07/15/2028	4,700,000	4,700,000
Wisconsin Housing & EDFA Series 2879 (Housing Revenue, GO of Authority Insured, JPMorgan Chase Bank LIQ)	0.36	03/01/2015	1,805,000	1,805,000

13

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

Security Name		Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §(continued)
Wisconsin Housing & EDFA Zero Zone Incorporated Project Series 1999 (IDR, U.S. Bank NA LOC)		0.62%	08/01/2019	$3,420,000	$3,420,000

					21,885,000

Total Municipal Obligations (Cost $1,137,879,448)					1,137,879,448

Total Investments in Securities (Cost $1,137,879,448)*	100.17%				1,137,879,448

Other Assets and Liabilities, Net	(0.17)				(1,962,366)

Total Net Assets	100.00%				$1,135,917,082

§	These securities are subject to a demand feature which reduces the effective maturity.
±	Variable rate investment
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(i)	Illiquid security
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

14

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

NOTES TO PORTFOLIO OF INVESTMENTS – APRIL 30, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Municipal Money Market Fund (the “Fund”).

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity. If amortized cost is determined not to approximate fair value, the fair value of portfolio securities will be determined under procedures established in good faith and approved by the Board of Trustees.

Investments which are not valued the method discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2012, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended April 30, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Obligations : 100.10%

Alabama : 3.33%

Variable Rate Demand Notes §: 3.33%
Chatom AL Industrial Development Board Gulf Opportunity Zone Power South Energy Cooperative Projects Series 2011 (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation LOC)	0.40%	08/01/2041	$7,900,000	$7,900,000
Mobile AL Downtown RDA Gulf Opportunity Zone Austal USA LLC Project Series A (IDR, National Australia Bank LOC)	0.23	05/01/2041	33,000,000	33,000,000
Mobile AL Downtown RDA Gulf Opportunity Zone Austal USA LLC Project Series B (IDR, National Australia Bank LOC)	0.23	05/01/2041	30,770,000	30,770,000
Mobile AL Industrial Development Board Alabama Power Company Project Series C (IDR)	0.29	08/01/2017	12,000,000	12,000,000
Mobile AL Industrial Development Board Project Series 2006 (IDR, Whitney National Bank LOC)	0.30	08/01/2031	4,050,000	4,050,000
Tuscaloosa County AL IDA Gulf Opportunity Zone Hunt Refining Project Series 2011 J (IDR, Bank of Nova Scotia LOC)	0.26	04/01/2028	12,400,000	12,400,000
Tuscaloosa County AL IDA Gulf Opportunity Zone-Hunt Refining Project Series 2011 G (IDR, Bank of Nova Scotia LOC)	0.26	04/01/2028	20,000,000	20,000,000
Tuscaloosa County AL IDA Tax Exempt Gulf Opportunity Zone Hunt Refining Project Series 2008 C (IDR, JPMorgan Chase & Company LOC)	0.31	12/01/2027	10,000,000	10,000,000

				130,120,000

Arizona : 2.14%

Other Municipal Debt : 0.26%
Phoenix AZ Civic Improvement Corporation Water Commercial Paper Program Series 2012 A (Miscellaneous Revenue)	0.16	06/05/2012	10,000,000	10,000,000

Variable Rate Demand Notes §: 1.88%
Arizona Health Facilities Authority Banner Health Series 2008 B (Health Revenue, Bank of Novia Scotia LOC)	0.22	01/01/2035	28,510,000	28,510,000
Maricopa County AZ IDA Gran Victoria Housing LLC Project Series 2000 A (Housing Revenue, FNMA Insured & LIQ)	0.26	04/15/2030	10,200,000	10,200,000
Mesa AZ Utility System Clipper Tax-Exempt Certificate Trust 2009-33 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.25	07/01/2024	35,055,000	35,055,000

				73,765,000

California : 8.31%

Other Municipal Debt : 0.10%
Los Angeles County CA School Pooled Financing Program TRAN Series B-1 (Miscellaneous Revenue, GO of Participants Insured)	2.00	11/30/2012	4,000,000	4,040,579

Variable Rate Demand Notes §: 8.21%
California CDA Gas Supply Series 2010 (Utilities Revenue, Royal Bank of Canada SPA)	0.24	11/01/2040	68,050,000	68,050,000
California CDA MFHR Desert Palms Series A (Housing Revenue, FHLMC LOC)	0.26	08/01/2045	3,700,000	3,700,000
California CDA Refunding MFHR PUTTER Series 2680 (Housing Revenue, JPMorgan Chase & Company LOC)	0.33	05/15/2018	15,000,000	15,000,000
California Infrastructure & Economic Development Bank Pacific Gas & Electric Company Series 2009 B (Utilities Revenue, Mizuho Corporate Bank LOC)	0.24	11/01/2026	1,900,000	1,900,000
California Series B-2 JPMorgan Chase PUTTER Trust Series 4064 (Miscellaneous Revenue, JPMorgan Chase & Company LOC) 144A	0.25	06/28/2012	55,940,000	55,940,000
California State GO Kindergarten University Public Education Facilities Series 2003 A-2 (GO, Bank of Montreal LOC)	0.23	05/01/2033	12,950,000	12,950,000
California State GO Kindergarten University Public Education Facilities Series 2005 A Subseries A1-2 (GO, Royal Bank of Canada LOC)	0.22	05/01/2040	18,800,000	18,800,000

1

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §(continued)
Elsinore Valley CA Municipal Water District COP Series B (Water & Sewer Revenue, U.S. Bank NA LOC)	0.30%	07/01/2035	$10,000,000	$10,000,000
Golden State CA Tobacco Securitization Corporation Tobacco Settlement ROC RR-II-R-11442 (Tobacco Revenue, AGC-ICC Insured, Citibank NA LIQ)	0.60	06/01/2035	3,055,000	3,055,000
Kings County CA Housing Authority Edgewater Apartments Series 2001 A (Housing Revenue, FNMA Insured & LIQ)	0.24	02/15/2031	7,310,000	7,310,000
Lancaster CA Redevelopment Agency MFHR 20th Street Apartments Project Series C (Housing Revenue, FNMA Insured & LIQ)	0.22	12/01/2026	5,500,000	5,500,000
Los Angeles CA TRAN JPMorgan Chase PUTTER Series 3965 (GO, JPMorgan Chase & Company LIQ) 144A	0.25	08/12/2012	10,185,000	10,185,000
Oceanside CA MFHR Ace-Shadow Way Apartments Project Series 2009 (Housing Revenue, FHLMC LOC)	0.25	03/01/2049	1,300,000	1,300,000
Sacramento County CA Municipal Utility District JPMorgan Chase PUTTER Series 4071 (Utilities Revenue, BHAC-CR, FSA-CR, AMBAC Insured, JPMorgan Chase & Company LIQ) 144A	0.25	11/15/2013	6,035,000	6,035,000
Sacramento County CA River Pointe Housing Authority Apartments Series 2007 B (Housing Revenue, FNMA LOC & Insured)	0.24	08/15/2027	10,000,000	10,000,000
San Diego CA Community College District GO Election of 2006 Series 2011 RBC Muni Products Incorporated Trust Series O-8 (GO, Royal Bank of Canada LIQ) 144A	0.22	08/01/2019	900,000	900,000
San Diego County CA Regional Transportation Community Limited Tax Series C (Tax Revenue, Mizuho Corporate Bank SPA)	0.23	04/01/2038	48,945,000	48,945,000
San Francisco CA City & County RDA Fillmore Center Series B1 (Housing Revenue, FHLMC Insured & LIQ)	0.25	12/01/2017	34,600,000	34,600,000
Vacaville CA MFHR Quail Run Project Series A (Housing Revenue, FNMA Insured & LIQ)	0.29	07/15/2018	7,100,000	7,100,000

				321,270,000

Colorado : 3.44%

Other Municipal Debt : 0.28%
Colorado ECFA Series 2012-A (Education Revenue)	2.00	06/29/2012	10,800,000	10,831,322

Variable Rate Demand Notes §: 3.16%
Aurora CO Centretech Metropolitan District Remarketed Series A (GO, U.S. Bank NA LOC)	0.27	12/01/2028	2,605,000	2,605,000
Aurora CO Centretech Metropolitan District Remarketed Series B (GO, U.S. Bank NA LOC)	0.27	12/01/2017	2,765,000	2,765,000
Aurora CO Centretech Metropolitan District Series 1998 C (GO, U.S. Bank NA LOC)	0.27	12/01/2028	3,015,000	3,015,000
Colorado ECFA National Jewish Program Series F-2 (Miscellaneous Revenue, Northern Trust Company LOC)	0.24	07/01/2041	2,080,000	2,080,000
Colorado ECFA Nature Conservancy Project Series 2012 (Miscellaneous Revenue)	0.22	07/01/2033	40,980,000	40,980,000
Colorado ECFA Vail Valley Foundation Project Series 2007 (Miscellaneous Revenue, U.S. Bank NA LOC)	0.26	12/01/2037	5,600,000	5,600,000
Colorado General Funding Revenue & TRAN JPMorgan Chase PUTTER Series 4024 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.25	06/27/2012	15,000,000	15,000,000
Colorado HFA Winridge Apartments Series 1998 (Housing Revenue, FNMA Insured & LIQ)	0.24	02/15/2028	6,900,000	6,900,000
Commerce City CO Northern Infrastructure General Improvement District GO Series 2006 (GO, U.S. Bank NA LOC)	0.27	12/01/2028	6,500,000	6,500,000
Commerce City CO Northern Infrastructure General Improvement District GO Series 2008 (GO, U.S. Bank NA LOC)	0.27	12/01/2038	8,625,000	8,625,000
Denver CO City & County Cottonwood Creek Series 1989 A (Housing Revenue, FHLMC Insured & LIQ)	0.31	04/15/2014	7,050,000	7,050,000
Denver CO City & County Refunding MFHR Garden Court Community Project Series 2008 (Housing Revenue, FNMA Insured & LIQ)	0.26	12/15/2038	8,050,000	8,050,000
Meridian Ranch CO Metropolitan District GO Series 2009 (GO, U.S. Bank NA LOC)	0.27	12/01/2038	4,230,000	4,230,000
Mountain Village CO Housing Authority Facilities Apartments Project Series 2010 (Housing Revenue, U.S. Bank NA LOC)	0.27	11/01/2040	6,440,000	6,440,000

2

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §(continued)
Southeast Colorado Public Improvement Metropolitan District Series 2004 (GO, U.S. Bank NA LOC)	0.27%	11/15/2034	$3,865,000	$3,865,000

				123,705,000

Connecticut : 0.31%

Variable Rate Demand Note §: 0.31%
Connecticut State HFA Subseries 2011 E-3 (Housing Revenue, GO of Authority Insured, Bank of Tokyo-Mitsubishi SPA)	0.21	11/15/2041	12,000,000	12,000,000

Delaware : 0.13%

Variable Rate Demand Notes §: 0.13%
Delaware State EDA YMCA Delaware Projects Series 2007 (Miscellaneous Revenue, PNC Bank NA LOC)	0.26	05/01/2036	3,835,000	3,835,000
University of Delaware Revenue Bonds Series 2005 (Education Revenue, TD Bank NA SPA)	0.26	11/01/2035	1,340,000	1,340,000

				5,175,000

District of Columbia : 0.12%

Variable Rate Demand Note §: 0.12%
District of Columbia Wesley Theological Seminary Issue Series 2008 A (Miscellaneous Revenue, PNC Bank NA LOC)	0.26	12/01/2048	4,815,000	4,815,000

Florida : 5.40%

Other Municipal Debt : 1.16%
Hillsborough County FL Capital Improvement Program Series A (Miscellaneous Revenue)	0.15	06/07/2012	8,000,000	8,000,000
Hillsborough County FL Capital Improvement Program Series A (Miscellaneous Revenue)	0.18	07/12/2012	5,000,000	5,000,000
JEA Florida Electric System Series 2000 F-1 (Miscellaneous Revenue)	0.24	05/24/2012	11,000,000	11,000,000
JEA Florida Electric System Series 2000 F-2 (Miscellaneous Revenue)	0.17	06/06/2012	5,500,000	5,500,000
JEA Florida Electric System Series 2000 F-2 (Miscellaneous Revenue)	0.19	06/07/2012	16,000,000	16,000,000

				45,500,000

Variable Rate Demand Notes §: 4.24%
Alachua County FL HFA MFHR Santa Fe Apartments Project Series 2008 (Housing Revenue, FNMA LOC)	0.26	04/15/2041	7,400,000	7,400,000
Florida Gulf Coast University Finance Corporation Parking Project Series A (Education Revenue, Harris NA LOC)	0.25	02/01/2039	7,665,000	7,665,000
Florida HFA Huntington Project 1985 Series GGG (Housing Revenue, FHLMC Insured & LIQ)	0.24	12/01/2013	7,100,000	7,100,000
Highlands County FL Health Facilities Authority Adventist Health System Sunbelt Obligated Group Series 2003 C (Health Revenue)	0.21	11/15/2021	12,095,000	12,095,000
Highlands County FL Health Facilities Authority Adventist Health System Sunbelt Obligated Group Series 2006 C (Health Revenue, Bank of America NA LIQ) 144A	0.35	11/15/2036	8,595,000	8,595,000
Jacksonville FL Electrical System Series 2000 A (Utilities Revenue, Bank of Montreal LOC)	0.22	10/01/2035	17,315,000	17,315,000
Jacksonville FL HFA MFHR St. Augustine Apartments Project Series 2006 (Housing Revenue, FNMA Insured & LIQ)	0.25	07/15/2033	3,300,000	3,300,000
Orange County FL HFFA Adventist Health System Sunbelt Obligated Group Series 1995 (Health Revenue)	0.21	11/15/2026	19,205,000	19,205,000
Orange County FL HFFA Adventist Health Systems Sunbelt Obligated Group Series 1995 (Health Revenue, AMBAC Insured, Bank of America NA LIQ)	0.40	11/15/2025	20,000,000	20,000,000
Orlando & Orange County FL Expressway Authority Revenue Series 2003 C-4 (Transportation Revenue, TD Bank NA LOC, AGM Insured)	0.22	07/01/2025	10,000,000	10,000,000
Orlando FL Utilities Commission Series A (Utilities Revenue) (i)	0.36	10/01/2027	6,745,000	6,745,000

3

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §(continued)
Palm Beach County FL Children’s Home Project Series 2008 (Miscellaneous Revenue, Bank of America NA LOC)	0.39%	05/01/2038	$3,840,000	$3,840,000
Palm Beach County FL Jupiter Medical Center Incorporated Series B (Health Revenue, TD Bank NA LOC)	0.22	08/01/2020	6,015,000	6,015,000
Palm Beach County FL Norton Gallery and School of Art Incorporated Series 1995 (Education Revenue, Northern Trust Company LOC, GO of Institution Insured)	0.31	05/01/2025	1,465,000	1,465,000
Palm Beach County FL Zoological Society Incorporated Project Series 2001 (Miscellaneous Revenue, Northern Trust Company LOC)	0.25	05/01/2031	2,500,000	2,500,000
Pinellas County FL IDR Neighborly Care Network Project Series 2008 (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.25	08/01/2028	4,755,000	4,755,000
Polk County FL IDA HCFR Winter Haven Hospital Series B (Health Revenue, PNC Bank NA LOC)	0.24	09/01/2034	5,170,000	5,170,000
Polk County FL IDA HCFR Winter Haven Hospital Series C (Health Revenue, PNC Bank NA LOC)	0.24	09/01/2036	4,540,000	4,540,000
Sarasota County FL Planned Parenthood Incorporated Project Series 2007 (Health Revenue, Harris NA LOC)	0.28	10/01/2041	4,290,000	4,290,000
Tampa FL Baycare Health System Series B (Health Revenue)	0.33	11/15/2033	14,000,000	14,000,000

				165,995,000

Georgia : 3.10%

Variable Rate Demand Notes §: 3.10%
Atlanta GA Airport Passenger Facility Charge & Subordinate Lien Term Series 2004 C (Airport Revenue, FSA Insured, Citibank NA LIQ)	0.40	01/01/2013	12,650,000	12,650,000
Atlanta GA Development Authority Perkins Will Incorporated Project Series 2010 (IDR, Harris NA LOC)	0.25	11/01/2030	9,330,000	9,330,000
Clipper Tax-Exempt Certified Trust Series 2007-10 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.28	01/01/2016	8,795,000	8,795,000
Fulton County GA Development Authority Shepherd Center Incorporated Project Series 2009 (Health Revenue, FHLB LOC)	0.25	09/01/2035	13,055,000	13,055,000
Fulton County GA Development Authority The Lovett School Project Series 2008 (Education Revenue, FHLB LOC)	0.25	04/01/2033	11,400,000	11,400,000
Gwinnett County GA Development Authority Goodwill North Georgia Incorporated Project Series 2009 (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.25	10/01/2033	5,000,000	5,000,000
Gwinnett County GA Hospital Authority Series A (Health Revenue, FHLB LOC)	0.25	07/01/2036	9,690,000	9,690,000
Gwinnett County GA School District PUTTER Series 2007-1011 (Education Revenue, GO of Authority Insured, Bank of America NA LIQ)	0.35	07/01/2041	2,785,000	2,785,000
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Utilities Revenue, Royal Bank of Canada SPA)	0.25	08/01/2040	37,655,000	37,655,000
Private Colleges & Universities Authority of Georgia Mercer University Project Series 2006 A (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.26	10/01/2036	11,000,000	11,000,000

				121,360,000

Hawaii : 0.25%

Variable Rate Demand Note §: 0.25%
Hawaii State GO Bonds of 2007 Series Clipper Tax-Exempt Certified Trust Series 2009-62 (GO, State Street Bank & Trust Company LIQ)	0.30	04/01/2018	9,995,000	9,995,000

Idaho : 0.50%

Variable Rate Demand Note §: 0.50%
Jerome County ID Economic Development Corporation Davisco Foods International Project Series 2009 (IDR, Bank of Montreal LOC)	0.27	12/01/2029	19,420,000	19,420,000

4

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Illinois : 6.83%

Other Municipal Debt : 0.30%
Illinois Finance Authority Loyola University of Chicago Financing Program (Miscellaneous Revenue)	0.17%	06/06/2012	$11,700,000	$11,700,000

Variable Rate Demand Notes §: 6.53%
Aurora IL Economic Development Aurora University Series 2004 (Education Revenue, Harris Trust & Savings Bank LOC)	0.24	03/01/2035	4,225,000	4,225,000
Chicago IL O’Hare International Airport ROC RR-II-R-605PB (Airport Revenue, FSA-CR, FGIC Insured, Citibank NA LIQ)	0.45	01/01/2014	10,390,000	10,390,000
Chicago IL ROC RR-II-R 11940 (GO, Citibank NA LIQ) 144A	0.28	07/01/2028	5,400,000	5,400,000
Illinois Development Finance Authority Cook Communications Ministries Project Series 2002 (Miscellaneous Revenue, Bank of America NA LOC)	0.53	03/01/2017	4,500,000	4,500,000
Illinois Development Finance Authority Lake Forest Academy Series 2000 (Education Revenue, Northern Trust Company LOC)	0.26	12/01/2024	1,000,000	1,000,000
Illinois Development Finance Authority McCormick Theological Seminary Project Series 2001-B (Education Revenue, Northern Trust Company LOC)	0.25	06/01/2035	22,435,000	22,435,000
Illinois Development Finance Authority Metropolitan Family Services Project Series 1999 (Miscellaneous Revenue, Bank of America NA LOC)	0.53	01/01/2029	3,803,000	3,803,000
Illinois Development Finance Authority Presbyterian Homes Two Arbor Lane Project Series 2001 (Health Revenue, Northern Trust Company LOC)	0.26	04/01/2035	9,000,000	9,000,000
Illinois Development Finance Authority St. Ignatius College Series 1994 (Education Revenue, Northern Trust Company LOC)	0.26	06/01/2024	12,000,000	12,000,000
Illinois Development Finance Authority Village of Oak Park Residence Corporation Project Series 2006 (Housing Revenue, PNC Bank NA LOC)	0.26	09/01/2046	4,000,000	4,000,000
Illinois Development Finance Authority YMCA Metropolitan Chicago Project Series 2001 (Miscellaneous Revenue, Harris Trust & Savings Bank LOC)	0.25	06/01/2029	19,300,000	19,300,000
Illinois Educational Facilities Authority Chicago Zoological Society Brookfield Zoo Project Series 1995-B (Miscellaneous Revenue)	0.26	12/15/2025	5,000,000	5,000,000
Illinois Educational Facilities Authority Newberry Library Project Series 1988 (Miscellaneous Revenue, Northern Trust Company LOC)	0.25	03/01/2028	2,100,000	2,100,000
Illinois Finance Authority Advocate Health Care Network Series 2008 A-1 (Health Revenue)	0.22	11/01/2030	4,000,000	4,000,000
Illinois Finance Authority Advocate Health Care Network Series 2011-B (Health Revenue) (i)	0.37	04/01/2051	6,500,000	6,500,000
Illinois Finance Authority Children’s Museum Greater Chicago Incorporated Project Series 2004 (Miscellaneous Revenue, Northern Trust Company LOC)	0.26	07/01/2034	2,600,000	2,600,000
Illinois Finance Authority Elmhurst Memorial Healthcare Series 2008-D (Health Revenue, Northern Trust Company LOC)	0.20	01/01/2048	11,600,000	11,600,000
Illinois Finance Authority Lake Forest County Day School Project Series 2005 (Education Revenue, Northern Trust Company LOC)	0.26	07/01/2035	12,750,000	12,750,000
Illinois Finance Authority Presbyterian Homes Lake Forest Project Series 2006 (Health Revenue, Northern Trust Company LOC)	0.26	09/01/2024	21,345,000	21,345,000
Illinois Finance Authority Resurrection Health Project Series 2005-B (Health Revenue, JPMorgan Chase & Company LOC)	0.24	05/15/2035	8,470,000	8,470,000
Illinois Finance Authority Richard H. Driehaus Museum Project Series 2005 (Miscellaneous Revenue, Northern Trust Company LOC)	0.26	02/01/2035	10,100,000	10,100,000
Illinois Finance Authority The Catherine Cook School Project Series 2007 (Education Revenue, Northern Trust Company LOC)	0.26	01/01/2037	5,820,000	5,820,000
Illinois Metropolitan Pier & Exposition Authority Series 3219 (Airport Revenue, Morgan Stanley Bank LIQ) 144A	0.40	06/15/2050	12,600,000	12,600,000
Illinois State Children Memorial Hospital Series A Austin IL Trust Series 2008-1098 (Health Revenue, Assured Guaranty Insured, Bank of America NA LIQ)	0.51	08/15/2047	20,197,000	20,197,000
Illinois Toll Highway Authority Priority Series A 2A (Transportation Revenue, Bank of Tokyo-Mitsubishi LOC)	0.25	07/01/2030	14,500,000	14,500,000
Joliet IL Regional Port District Exxon Project Series 1989 (Port Authority Revenue)	0.20	10/01/2024	12,940,000	12,940,000

5

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §(continued)
Warren County IL Monmouth College Project Series 2002 (Education Revenue, PNC Bank NA LOC)	0.26%	12/01/2032	$8,815,000	$8,815,000

				255,390,000

Indiana : 1.93%

Other Municipal Debt : 0.30%
Indiana State Bond Bank Advance Funding Program Series 2012-A (Miscellaneous Revenue)	1.25	01/03/2013	11,600,000	11,670,085

Variable Rate Demand Notes §: 1.63%
Clipper Tax-Exempt Certified Trust Series 2007-02 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.28	07/01/2023	26,140,000	26,140,000
Eclipse Funding Trust Indiana Solar Eclipse Series 2007 (Miscellaneous Revenue, U.S. Bank NA LOC, FSA Insured)	0.25	07/15/2026	2,285,000	2,285,000
Indiana Finance Authority Northshore Health Center Incorporated Project Series 2008 (Health Revenue, Harris NA LOC)	0.25	07/01/2038	5,205,000	5,205,000
Indiana Finance Authority University Health Obligated Group Royal Bank of Canada Municipal Products Incorporated Trust Series 2011 E-23 (Miscellaneous Revenue, Royal Bank of Canada LOC & LIQ) 144A	0.25	03/01/2036	10,000,000	10,000,000
Indianapolis IN Canal Square Apartments Project Series 2003 (Housing Revenue, FHLMC Insured & LIQ)	0.25	04/01/2033	11,905,000	11,905,000
Indianapolis IN Industrial MFHR Washington Pointe Project Series 2009-A (Housing Revenue, Fleet National Bank LOC, FNMA LIQ)	0.24	04/15/2039	8,365,000	8,365,000

				63,900,000

Iowa : 1.19%

Variable Rate Demand Notes §: 1.19%
Iowa Finance Authority Midwestern Disaster Area Archer Daniels Midland Company Project Series 2011 (IDR)	0.24	12/01/2051	13,000,000	13,000,000
Iowa Finance Authority Midwestern Disaster Area Chrisbro III Incorporated Project Series 2011 (IDR, Great Western Bank LOC)	0.26	08/01/2041	5,000,000	5,000,000
Iowa Higher Education Loan Authority Private Colleges Ambrose University Project Series 2003 (Education Revenue, Northern Trust Company LOC)	0.28	04/01/2033	11,230,000	11,230,000
Iowa Higher Education Loan Authority Private Colleges University of Dubuque Project Series 2004 (Education Revenue, Northern Trust Company LOC)	0.28	05/01/2029	6,200,000	6,200,000
Iowa Higher Education Loan Authority Private Colleges University of Dubuque Project Series 2007 (Education Revenue, Northern Trust Company LOC)	0.28	04/01/2035	11,265,000	11,265,000

				46,695,000

Kansas : 0.23%

Variable Rate Demand Note §: 0.23%
Kansas Development Finance Authority Adventist Health Sunbelt Obligated Group Series 2009-C (Health Revenue, Royal Bank of Canada LIQ) 144A	0.25	11/15/2038	9,000,000	9,000,000

Kentucky : 1.17%

Other Municipal Debt : 0.03%
Kentucky Rural Water Finance Corporation Public Project Series 2012-A (Water & Sewer Revenue)	1.25	02/01/2013	1,300,000	1,307,303

Variable Rate Demand Notes §: 1.14%
Fort Mitchell KY League of Cities Funding Trust Program Series 2002-A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.24	10/01/2032	7,060,000	7,060,000

6

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §(continued)
Kentucky EDFA Goodwill Industries Kentucky Incorporated Project Series 2007 (IDR, PNC Bank NA LOC)	0.31%	12/01/2037	$9,750,000	$9,750,000
Kentucky EDFA Hospital Ashland Hospital Corporation King Daughter Medical Center Project Series 2008-B (Health Revenue, Branch Banking & Trust LOC)	0.25	01/01/2038	15,000,000	15,000,000
Williamstown KY League of Cities Funding Trust Lease Series 2008-A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.24	07/01/2038	6,910,000	6,910,000
Williamstown KY League of Cities Funding Trust Lease Series 2008-B (Miscellaneous Revenue, U.S. Bank NA LOC)	0.24	12/01/2038	5,655,000	5,655,000

				44,375,000

Louisiana : 3.10%

Variable Rate Demand Notes §: 3.10%
Louisiana HFA The Reserve at Jefferson Crossing Series 2008 (Housing Revenue, FHLMC LOC & Insured)	0.31	07/01/2040	4,095,000	4,095,000
Louisiana HFA Woodward Wright Apartments Project Series 2003 (Housing Revenue, FHLMC Insured & LIQ)	0.25	09/01/2033	8,955,000	8,955,000
Louisiana Public Facilities Authority Christus Health Series 2009 B-1 (Health Revenue, Bank of New York Mellon LOC)	0.21	07/01/2047	2,000,000	2,000,000
Louisiana Public Facilities Authority Christus Health Series 2009 B-3 (Health Revenue, Bank of New York Mellon LOC)	0.20	07/01/2047	5,835,000	5,835,000
Louisiana State GO JPMorgan Chase PUTTER Series 4049 (GO, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.25	05/01/2013	11,995,000	11,995,000
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series 2010 A-1 (IDR)	0.26	11/01/2040	36,300,000	36,300,000
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series 2010 B-1 (IDR)	0.24	11/01/2040	52,000,000	52,000,000

				121,180,000

Maryland : 1.38%

Other Municipal Debt : 0.42%
Anne Arundel County GO Series A (GO)	0.13	05/08/2012	16,500,000	16,500,000

Variable Rate Demand Notes §: 0.96%
Maryland CDA MFHR Hopkins Village Apartments Series 2008 F (Housing Revenue, FHLMC Insured & LIQ)	0.26	11/01/2038	3,000,000	3,000,000
Maryland HEFA Johns Hopkins University Project Series 1003 (Education Revenue, Bank of America NA LIQ)	0.35	07/01/2033	6,665,000	6,665,000
Maryland HEFA University of Maryland Medical System Series-D (Health Revenue, TD Bank NA LOC)	0.23	07/01/2041	12,910,000	12,910,000
Maryland HEFA University of Maryland Medical System Series-E (Health Revenue, Bank of Montreal LOC)	0.23	07/01/2041	10,000,000	10,000,000
Montgomery County MD Housing Opportunities Series 2002-C (Housing Revenue, FNMA LOC, GO of Commonwealth Insured)	0.24	11/01/2032	5,000,000	5,000,000

				37,575,000

Massachusetts : 0.83%

Variable Rate Demand Notes §: 0.83%
Massachusetts State College Building Authority Series 2011 (Education Revenue, State Guaranty Insured) (i)	0.34	11/01/2034	7,045,000	7,045,000
Massachusetts State Development Finance Agency Cushing Academy Issue Series 2004 (Education Revenue, TD Bank NA LOC)	0.24	03/01/2034	11,755,000	11,755,000
Massachusetts State Development Finance Agency Fay School Issue Series 2008 (Education Revenue, TD Bank NA LOC)	0.23	04/01/2038	4,895,000	4,895,000
Massachusetts State Development Finance Agency Shady Hill School Issue Series 2008 (Miscellaneous Revenue, TD Bank NA LOC)	0.24	06/01/2038	8,845,000	8,845,000

				32,540,000

7

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Michigan : 1.87%

Other Municipal Debt : 1.46%
Michigan State Hospital Finance AuthorityTrinity Health Credit Group Series 2008-C (Hospital Revenue)	0.14%	05/07/2012	$36,000,000	$36,000,000
Michigan State Hospital Finance AuthorityTrinity Health Credit Group Series 2009-C (Hospital Revenue)	0.16	05/16/2012	21,420,000	21,420,000

				57,420,000

Variable Rate Demand Notes §: 0.41%
Green Lake Township MI Economic Development Corporation Interlochen Center Arts Project Series 2004 (Miscellaneous Revenue, Harris NA LOC)	0.24	06/01/2034	2,000,000	2,000,000
Michigan State Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-6 (Health Revenue) (i)	0.34	11/15/2049	3,465,000	3,465,000
Michigan State Hospital Finance Authority Ascension Health Senior Credit Group series 2010-7 (Health Revenue) (i)	0.34	11/15/2049	4,200,000	4,200,000
University of Michigan Board of Regents GO Series 2012-A (Education Revenue)	0.20	04/01/2036	6,300,000	6,300,000

				15,965,000

Minnesota : 4.18%

Other Municipal Debt : 0.81%
Rochester MN HCFR Mayo Foundation Center Series 2000-A (Health Revenue)	0.15	05/07/2012	31,600,000	31,600,000

Variable Rate Demand Notes §: 3.37%
Arden Hills MN Northwestern College Project 2011 (Education Revenue, BMO Harris Bank NA LOC)	0.25	11/30/2030	7,695,000	7,695,000
Bloomington MN Bristol Village Apartments Project Series 2002 A-1 (Housing Revenue, FNMA Insured & LIQ)	0.26	11/15/2032	8,480,000	8,480,000
Bloomington MN Presbyterian Homes Project Series 2008 (Health Revenue, FHLMC Insured & LIQ)	0.26	07/01/2038	5,725,000	5,725,000
Brooklyn Center MN Brookdale Corporate Center II Project Series 2001 (IDR, U.S. Bank NA LOC)	0.28	12/01/2014	500,000	500,000
Burnsville MN Bridgeway Apartments Project Series 2003 (Housing Revenue, FNMA Insured & LIQ)	0.26	10/15/2033	400,000	400,000
Crystal MN MFHR Crystal Apartments Limited Partnership Project Series 1997 (Housing Revenue, FHLMC Insured, FHLMC LIQ)	0.25	05/01/2027	3,250,000	3,250,000
Dakota County MN RDA Series MT-321 (Miscellaneous Revenue, FHLMC Insured & LIQ)	0.38	06/01/2029	4,600,000	4,600,000
East Grand Forks MN Solid Waste Disposal American Crystal Sugar Company Project Series 2009 (Resource Recovery Revenue, CoBank ACB LOC)	0.26	12/01/2021	5,000,000	5,000,000
Eden Prairie MN Eden Glen Apartments Project Series 2001 (Housing Revenue, FNMA Insured & LIQ)	0.26	02/15/2031	990,000	990,000
Eden Prairie MN Refunding MFHR Park At City West Apartments Project Series 2001 (Housing Revenue, FHLMC Insured & LIQ)	0.25	09/01/2031	300,000	300,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA Insured & LIQ)	0.26	08/15/2038	4,100,000	4,100,000
Inver Grove Heights MN Inver Grove Incorporated Project Series 2005 (Housing Revenue, FNMA Insured & LIQ)	0.26	05/15/2035	9,935,000	9,935,000
Maple Grove MN MFHR Basswood Trails Apartment Project Series 2002 (Housing Revenue, FHLMC Insured & LIQ)	0.26	03/01/2029	1,620,000	1,620,000
Maplewood MN Educational Facilities Mounds Park Academy Project Series 2003 (Education Revenue, U.S. Bank NA LOC)	0.27	10/01/2023	1,810,000	1,810,000
Minneapolis & St. Paul MN Metropolitan Airport Commission Morgan Stanley Floaters Series 3200 (Airport Revenue, Morgan Stanley Bank LIQ) 144A	0.40	01/01/2035	6,000,000	6,000,000
Minnesota State HEFAR Concordia University Series P-1 (Education Revenue, U.S. Bank NA LOC)	0.27	04/01/2027	2,255,000	2,255,000

8

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §(continued)
Minnesota State HEFAR Hamline University Series 6-E1 (Education Revenue, Harris NA LOC)	0.26%	10/01/2016	$1,820,000	$1,820,000
Minnesota State HEFAR Hamline University Series 6-E2 (Education Revenue, Harris NA LOC)	0.26	10/01/2025	3,285,000	3,285,000
Minnesota State HEFAR MacAlester College Series 3-Z (Education Revenue, GO of Institution Insured)	0.29	03/01/2024	4,525,000	4,525,000
Minnesota State HEFAR MacAlester College Series 5-Q (Education Revenue)	0.30	03/01/2033	3,860,000	3,860,000
Minnesota State HEFAR Olaf College Series 5-M2 (Education Revenue, Harris NA LOC)	0.28	10/01/2020	1,745,000	1,745,000
Minnesota State University of St. Thomas Series 4O (Education Revenue, U.S. Bank NA LOC)	0.26	10/01/2021	4,870,000	4,870,000
Minnesota State University of St. Thomas Series 5-C (Education Revenue, U.S. Bank NA LOC)	0.26	04/01/2025	7,365,000	7,365,000
Minnesota State University of St. Thomas Series 6-H (Education Revenue, U.S. Bank NA LOC)	0.26	10/01/2032	8,200,000	8,200,000
Oak Park Heights MN Boutwells Landing Project Series 2005 (Housing Revenue, FHLMC Insured & LIQ)	0.26	11/01/2035	9,000,000	9,000,000
Pine City MN State Senior Housing Agency Lakeview Project Series 2006 (Housing Revenue, FNMA Insured & LIQ)	0.26	04/15/2036	5,600,000	5,600,000
Plymouth MN Lancaster Village Apartments Project Series 2001 (Housing Revenue, FNMA Insured & LIQ)	0.26	09/15/2031	2,865,000	2,865,000
Spring Lake Park MN Senior Housing Oak Crest Apartments Project Series 2003 (Housing Revenue, FNMA Insured & LIQ)	0.26	02/15/2033	1,100,000	1,100,000
St. Anthony MN Autumn Woods Housing Project Series 2002 (Housing Revenue, FNMA Insured & LIQ)	0.26	05/15/2032	2,550,000	2,550,000
St. Louis Park MN Knollwood Place Apartment Project Series 2005 (Housing Revenue, FHLMC Insured & LIQ)	0.26	10/01/2035	11,300,000	11,300,000
St. Louis Park MN MFHR Parkshore Senior Campus Project Series 2004 (Housing Revenue, FHLMC Insured & LIQ)	0.26	08/01/2034	1,045,000	1,045,000

				131,790,000

Mississippi : 0.78%

Variable Rate Demand Notes §: 0.78%
Mississippi State GO Clipper Tax-Exempt Certificate Trust Series 2009-60 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.30	11/01/2018	18,960,000	18,960,000
Perry County MS PCR Leaf River Forest Product Project Series 2002 (IDR, Bank of Nova Scotia LOC)	0.23	02/01/2022	11,425,000	11,425,000

				30,385,000

Missouri : 1.93%

Variable Rate Demand Notes §: 1.93%
Independence MO IDA The Mansions Project Series 2005 (Housing Revenue, FHLMC Insured & LIQ)	0.25	08/01/2035	5,110,000	5,110,000
Kansas City MO H. Roe Bartle Convention Center Project Series 2008-F (Tax Revenue, Sumitomo Mitsui Banking Corporation LOC)	0.23	04/15/2025	20,865,000	20,865,000
Kansas City MO IDA Ewing Marion Kauffman Foundation Series 1997-A (Miscellaneous Revenue)	0.28	04/01/2027	1,905,000	1,905,000
Kansas City MO IDA Ewing Marion Kauffman Foundation Series 2001 (Miscellaneous Revenue)	0.28	04/01/2027	250,000	250,000
Missouri Development Finance Board Ewing Marion Kauffman Foundation Project Series 2007-A (Miscellaneous Revenue)	0.28	06/01/2037	9,525,000	9,525,000
Missouri HEFA Ascension Health Series C-1 (Health Revenue)	0.24	11/15/2039	7,000,000	7,000,000
Missouri HEFA Ascension Health Series C-3 (Health Revenue)	0.21	11/15/2039	11,000,000	11,000,000
St. Louis County MO IDA Heatherbrook Gardens Apartment Project Series 1992 (Housing Revenue, U.S. Bank NA LOC)	0.44	03/01/2022	1,765,000	1,765,000

9

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §(continued)
St. Louis County MO IDA The Pelican Cove Project Series 2004 (Housing Revenue, FNMA Insured & LIQ)	0.25%	03/15/2034	$18,000,000	$18,000,000

				75,420,000

Nebraska : 0.70%

Variable Rate Demand Note §: 0.70%
Central Plains NE Nebraska Gas Project #2 Series 2009 (Utilities Revenue, Royal Bank of Canada SPA)	0.25	08/01/2039	27,430,000	27,430,000

Nevada : 0.77%

Variable Rate Demand Notes §: 0.77%
Clark County NV Las Vegas McCarran International Airport Series 2010 F-2 (Airport Revenue, Union Bank NA LOC)	0.24	07/01/2022	4,800,000	4,800,000
Reno NV Senior Lien Transportation Rail Access Corridor Project Series 2008-A (Tax Revenue, Bank of New York Mellon LOC)	0.24	06/01/2042	16,915,000	16,915,000
Washoe County NV Eclipse Funding Trust Series 2006-0142 (GO, U.S. Bank NA LOC & LIQ)	0.27	03/01/2036	8,320,000	8,320,000

				30,035,000

New Hampshire : 0.51%

Variable Rate Demand Notes §: 0.51%
New Hampshire HEFA Frisbie Memorial Hospital Issue Series 2006 (Health Revenue, TD Bank NA LOC)	0.25	10/01/2036	12,250,000	12,250,000
New Hampshire HEFA Tilton School Issue Series 2006 (Education Revenue, TD Bank NA LOC)	0.22	02/01/2036	7,900,000	7,900,000

				20,150,000

New Jersey : 1.93%

Variable Rate Demand Notes §: 1.93%
Burlington County NJ Bridge Lutheran Home Project Series 2005-A (Miscellaneous Revenue, Commerce Bank NA LOC)	0.23	12/01/2025	935,000	935,000
New Jersey EDA Motor Vehicle Surcharges Series 2004-A (Miscellaneous Revenue, BHAC-CR, NATL-RE Insured, Bank of America NA LIQ)	0.35	07/01/2026	2,190,000	2,190,000
New Jersey Educational Facilities Authority Defense Analyses Issue Series 2000 D (Miscellaneous Revenue, Branch Banking & Trust LOC, AMBAC Insured)	0.26	10/01/2030	3,175,000	3,175,000
New Jersey Health Care Facilities Financing Authority Composite Program Fitness First Oradell LLC Project Series 2006 A-6 (Health Revenue, TD Bank NA LOC)	0.23	07/01/2031	5,365,000	5,365,000
New Jersey HFFA Bayshore Community Hospital Project Series 2004 A-1 (Health Revenue, TD Bank NA LOC)	0.23	07/01/2014	2,645,000	2,645,000
New Jersey Housing & Mortgage Finance Agency Series A (Housing Revenue, FSA Insured, Bank of America NA LIQ) 144A	0.42	05/01/2027	3,385,000	3,385,000
New Jersey Transportation Trust Fund Authority PUTTER Series 2009-70 (Transportation Revenue, State Street Bank & Trust Company LIQ)	0.25	12/15/2023	57,725,000	57,725,000

				75,420,000

New York : 5.57%

Other Municipal Debt : 0.18%
New York Metropolitan Transportation Authority BAN Series Commercial Paper-2 Subseries A (Transportation Revenue)	0.14	06/06/2012	7,000,000	7,000,000

10

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §: 5.39%
Brookhaven NY IDAG Series 2001 (Housing Revenue, Capital One NA LOC)	0.25%	11/01/2037	$3,750,000	$3,750,000
Long Island NY Power Authority Electric Subseries B-1 (Utilities Revenue, State Street Bank & Trust Company LOC)	0.23	05/01/2033	10,700,000	10,700,000
Nassau County NY Interim Finance Authority Series 2008-B (Tax Revenue, Sumitomo Mitsui Banking Corporation LOC)	0.22	11/15/2021	41,200,000	41,200,000
Nassau County NY Local Economic Assistance Corporation Adults & Children with Learning & Developmental Disabilities Incorporated Project Series 2011-A (Miscellaneous Revenue, TD Bank NA LOC)	0.25	11/01/2041	7,300,000	7,300,000
New York Convention Center Development Corporation New York Hotel Unit Fee Secured Series 3095 (Tax Revenue, BHAC-CR AMBAC Insured, Morgan Stanley Bank LIQ) 144A	0.40	11/15/2044	32,335,000	32,335,000
New York Metropolitan Transportation Authority ROC RR-II-R-11645 (Transportation Revenue, FSA Insured, Citibank NA LIQ) 144A	0.40	11/15/2025	7,280,000	7,280,000
New York NY Capital Resource Corporation Loan Enhanced Assistance Program Maimonides Medical Center Series 2006-A (Health Revenue, Bank of America NA LOC)	0.33	01/01/2026	2,155,000	2,155,000
New York NY GO Subseries 2003 C-5 (GO, Bank of New York Mellon LOC)	0.20	08/01/2020	13,500,000	13,500,000
New York NY GO Subseries 2004 H-3 (GO, Bank of New York Mellon LOC)	0.21	03/01/2034	12,275,000	12,275,000
New York NY GO Subseries B-3 (GO, TD Bank NA LOC)	0.20	09/01/2027	20,200,000	20,200,000
New York NY Housing Development Corporation Series C (Housing Revenue)	0.27	05/01/2045	8,000,000	8,000,000
New York NY Housing Development Corporation Series C-4 (Housing Revenue, Bank of New York Mellon SPA)	0.22	05/01/2015	9,045,000	9,045,000
New York NY Municipal Water Finance Authority Subseries B-4 (Water & Sewer Revenue, Northern Trust Company SPA)	0.23	06/15/2045	2,875,000	2,875,000
New York State Dormitory Authority PUTTER 2009-35 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.28	11/15/2026	22,500,000	22,500,000
New York State Dormitory Authority Tax Exempt Certificate St. John’s University Series 2007-C (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.25	07/01/2025	9,800,000	9,800,000
New York State Energy Research & Development Authority Consolidated Edison Company of New York Project Series 2005 A-1 (Utilities Revenue, Mizuho Corporate Bank LOC)	0.21	05/01/2039	8,000,000	8,000,000

				210,915,000

North Carolina : 1.34%

Variable Rate Demand Notes §: 1.34%
Charlotte-Mecklenburg NC Hospital Authority Series 2005-D (Health Revenue, U.S. Bank NA LOC)	0.22	01/15/2026	16,750,000	16,750,000
North Carolina Capital Facilities Finance Agency Educational Campbell University Series 2009 (Education Revenue, Branch Banking & Trust LOC)	0.25	10/01/2034	5,710,000	5,710,000
North Carolina Capital Facilities Finance Agency Educational Guilford College Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.25	05/01/2024	3,185,000	3,185,000
North Carolina Capital Facilities Finance Agency Educational High Point University Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.25	05/01/2030	3,755,000	3,755,000
North Carolina Capital Facilities Finance Agency Educational Hill Center Project (Education Revenue, Branch Banking & Trust LOC)	0.25	07/01/2028	4,530,000	4,530,000
North Carolina Capital Facilities Finance Agency Educational Sterling Montessori Academy & Charter School Project Series 2010 (Education Revenue, Branch Banking & Trust LOC)	0.24	03/01/2031	10,265,000	10,265,000
North Carolina Medical Care Commission Wayne Memorial Hospital Series 2009 (Health Revenue, Branch Banking & Trust LOC)	0.24	10/01/2036	4,680,000	4,680,000
North Carolina Port Authority Facilities Series 2008 (Airport Revenue, Branch Banking & Trust LOC)	0.25	06/01/2036	3,500,000	3,500,000

				52,375,000

11

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
North Dakota : 0.98%

Other Municipal Debt : 0.89%
Mercer County ND PCR Basin Electric Power Cooperative Series 2009-1 (IDR)	0.30%	05/07/2012	$35,000,000	$35,000,000

Variable Rate Demand Note §: 0.09%
Richland County ND Recovery Zone Project Series 2010-C (IDR, CoBank ACB LOC)	0.26	11/01/2028	3,500,000	3,500,000

Ohio : 1.11%

Variable Rate Demand Notes §: 1.11%
Allen County OH Catholic Healthcare Partners Series 2010-C (Health Revenue, Union Bank NA LOC)	0.28	06/01/2034	35,000,000	35,000,000
Butler County OH Capital Funding Low Cost Capital Series 2005-A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.26	06/01/2035	2,390,000	2,390,000
Columbus OH Regional Airport Authority Municipal Pooled Financing Program Series 2004-A (Airport Revenue, U.S. Bank NA LOC)	0.26	01/01/2030	3,310,000	3,310,000
Warren County OH Cincinnati Electricity Corporation Project Series 1985 (Miscellaneous Revenue, Bank of Nova Scotia LOC)	0.45	09/01/2015	2,810,000	2,810,308

				43,510,308

Oklahoma : 0.26%

Variable Rate Demand Note §: 0.26%
Oklahoma State Municipal Power Authority PUTTER Series 1880 (Utilities Revenue, AGC-ICC, FGIC Insured, JPMorgan Chase & Company LIQ)	0.40	01/01/2015	10,090,000	10,090,000

Oregon : 0.25%

Variable Rate Demand Notes §: 0.25%
Oregon State GO Veterans Welfare Series 84 (GO, Bank of Tokyo-Mitsubishi SPA)	0.24	06/01/2040	6,500,000	6,500,000
Oregon State GO Veterans Welfare Series 90B (GO, Bank of Tokyo-Mitsubishi SPA)	0.24	12/01/2045	3,385,000	3,385,000

				9,885,000

Other : 2.78%

Variable Rate Demand Notes §: 2.78%
Clipper Tax-Exempt Certificate Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.30	02/15/2028	15,000,000	15,000,000
Clipper Tax-Exempt Certified Trust Series 2004-05 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.30	05/01/2014	14,500,000	14,500,000
Clipper Tax-Exempt Certified Trust Series 2006-04 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.28	05/01/2013	4,420,000	4,420,000
PFOTER Series PPT-10011 (Miscellaneous Revenue, FHLMC Insured & LIQ)	0.51	03/01/2040	74,700,000	74,700,000

				108,620,000

Pennsylvania : 6.23%

Variable Rate Demand Notes §: 6.23%
Allegheny County PA Hospital Authority University of Pittsburg Medical Center Series 2010C Royal Bank of Canada Municipal Products Incorporated Trust Series E-29 (Health Revenue, Royal Bank of Canada LOC & LIQ) 144A	0.25	04/25/2014	7,000,000	7,000,000
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Project Series 2007 B-2 (Health Revenue, Royal Bank of Canada LOC & LIQ) 144A	0.25	04/15/2039	1,820,000	1,820,000

12

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes § (continued)
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Senior Community Incorporated Series 2003 (Health Revenue, FNMA Insured & LIQ)	0.26%	07/15/2028	$8,605,000	$8,605,000
Allegheny County PA IDA United Jewish Federation Project Series A (Health Revenue, PNC Bank NA LOC)	0.26	10/01/2026	1,313,000	1,313,000
Allegheny County PA IDA Watson Institute Friendship Academy Project Series 2010 (Education Revenue, PNC Bank NA LOC)	0.26	08/01/2040	3,750,000	3,750,000
Beaver County PA IDA Electric Company Project Series 2005-A (Utilities Revenue, Bank of Nova Scotia LOC)	0.25	11/01/2020	10,000,000	10,000,000
Beaver County PA IDA First Energy Generation Project Series 2008-B (IDR, Bank of Nova Scotia LOC)	0.24	10/01/2047	21,300,000	21,300,000
Beaver County PA IDA Metropolitan Edison Company Project Series 2005-A (Utilities Revenue, Bank of Nova Scotia LOC)	0.25	07/15/2021	10,000,000	10,000,000
Berks County PA Municipal Authority Reading Hospital & Education Center Project Series 2009 A-1 (Health Revenue, Royal Bank of Canada LIQ) 144A	0.26	07/01/2013	14,665,000	14,665,000
Berks County PA Municipal Authority Royal Bank of Canada Floater Certificates Series C-15 (Health Revenue, Royal Bank of Canada LOC) 144A	0.25	11/01/2012	5,485,000	5,485,000
Bethlehem PA Area School District Authority Project Series 2010 Royal Bank of Canada Municipal Products Incorporated Trust Series 2011 E-31 (Miscellaneous Revenue, Royal Bank of Canada LOC & LIQ) 144A	0.25	05/01/2014	6,000,000	6,000,000
Branch Banking & Trust Municipal Trust Floater Certificates Series 2004 (GO, Branch Banking & Trust LOC & LIQ)	0.25	01/04/2029	6,900,000	6,900,000
Butler County PA General Authority North Allegheny School District Project Series 2011-A (Miscellaneous Revenue, GO of District Insured, PNC Bank NA SPA)	0.26	11/01/2021	14,245,000	14,245,000
Butler County PA General Authority North Allegheny School District Project Series 2011-B (Miscellaneous Revenue, GO of District Insured, PNC Bank NA SPA)	0.26	11/01/2022	10,220,000	10,220,000
Central Bradford Progress Authority Robert Packer Hospital Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series C-14 (Health Revenue, Royal Bank of Canada LOC & LIQ) 144A	0.25	12/01/2041	4,000,000	4,000,000
Delaware County PA College Authority Eastern College Series A (Miscellaneous Revenue, TD Bank NA LOC)	0.26	10/01/2025	4,100,000	4,100,000
Erie County PA Sewer Authority Series 2011 (Water & Sewer Revenue, AGM Insured, PNC Bank NA SPA)	0.48	12/01/2021	12,000,000	12,000,000
Jackson Township PA IDA Stoneridge Retirement Living (Miscellaneous Revenue, PNC Bank NA LOC)	0.26	10/15/2042	7,850,000	7,850,000
Lehigh County PA General Purpose Authority St. Luke’s Hospital Bethlehem PFOTER (Health Revenue, Bank of America NA LIQ)	0.51	08/15/2042	18,140,000	18,140,000
Mercer County PA GO Series 2011 (GO, AGM Insured, PNC Bank NA SPA)	0.48	10/01/2031	12,805,000	12,805,000
Montgomery County PA Higher Education & Health Authority William Penn Charter School Series 2001 (Education Revenue, PNC Bank NA LOC)	0.26	09/15/2031	4,830,000	4,830,000
North Pennsylvania Water Authority Series 2008 (Water & Sewer Revenue, U.S. Bank NA LOC)	0.26	11/01/2024	7,000,000	7,000,000
Pennsylvania EDFA Philadelphia Area Independent School Business Officers Association Financing Program LaSalle College High School Project Series 2000 J-1 (Education Revenue, PNC Bank NA LOC)	0.26	11/01/2030	1,225,000	1,225,000
Pennsylvania HEFA Association of Independent Colleges & University of Pennsylvania Finance Program University of Scranton Project Series 1999 E-3 (Education Revenue, PNC Bank NA LOC)	0.26	11/01/2014	6,350,000	6,350,000
Pennsylvania Turnpike Commission Series 2011 C-1 Royal Bank of Canada Municipal Products Incorporated Trust Series E-22 (Miscellaneous Revenue, Royal Bank of Canada LOC & LIQ) 144A	0.25	12/01/2038	17,945,000	17,945,000
Pennsylvania University Project Series 2009-B (Education Revenue)	0.30	06/01/2031	6,450,000	6,450,000
Philadelphia PA IDR Chestnut Hill Academy Series 2005 (Education Revenue, PNC Bank NA LOC)	0.26	12/01/2035	7,000,000	7,000,000
Philadelphia PA IDR Chestnut Hill Academy Series 2007 (Education Revenue, PNC Bank NA LOC)	0.26	12/01/2037	7,400,000	7,400,000

13

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes § (continued)
Westmoreland County PA IDA Excela Health Project Series 2010-B (Health Revenue, PNC Bank NA LOC)	0.26%	07/01/2030	$5,300,000	$5,300,000

				243,698,000

Puerto Rico : 1.95%

Variable Rate Demand Notes §: 1.95%
Puerto Rico Commonwealth ROC RR-II-R-185 (GO, FGIC Insured, Citibank NA LIQ) 144A	0.25	07/01/2013	2,715,000	2,715,000
Puerto Rico Sales Tax Corporate Financing ROC RR-II-R-11761 (Tax Revenue, Citibank NA LIQ) 144A	0.27	12/01/2047	4,000,000	4,000,000
Puerto Rico Sales Tax Corporate Financing ROC RR-II-R-11779 (Tax Revenue, Citibank NA LIQ) 144A	0.27	12/01/2047	4,700,000	4,700,000
Puerto Rico Sales Tax Financing Corporation ROC RR-II-R-11760 (Tax Revenue, Citibank NA LIQ) 144A	0.27	12/01/2047	6,000,000	6,000,000
Puerto Rico Sales Tax Financing Corporation Series 3036 (Tax Revenue, Morgan Stanley Bank LIQ)	0.40	08/01/2057	58,756,546	58,756,546

				76,171,546

Rhode Island : 0.08%

Other Municipal Debt : 0.08%
Rhode Island State & Providence Plantations GO TAN Fiscal Year 2012 (GO)	2.00	06/29/2012	3,000,000	3,008,202

South Carolina : 1.26%

Other Municipal Debt : 0.66%
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation Project Series 2000B-1 (IDR)	0.45	06/01/2012	9,700,000	9,700,000
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation Project Series 2000B-2 (IDR)	0.45	06/01/2012	13,300,000	13,300,000
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation Project Series 2000B-3 (IDR)	0.45	06/01/2012	2,900,000	2,900,000

				25,900,000

Variable Rate Demand Notes §: 0.60%
Piedmont Municipal Power Agency Series 2011-C (Utilities Revenue, TD Bank NA LOC)	0.22	01/01/2034	5,000,000	5,000,000
South Carolina Housing Finance & Development Authority MFHR Brookside Crossing Apartments Series 2008 (Housing Revenue, FHLMC Insured & LIQ)	0.26	06/01/2046	4,680,000	4,680,000
South Carolina Jobs EDA Institutional Business & Home Safety Project Series 2009 (IDR, Branch Banking & Trust LOC)	0.25	11/01/2034	3,000,000	3,000,000
South Carolina State Public Service Authority JPMorgan Chase PUTTER Series 4046 (Miscellaneous Revenue, AMBAC Insured, JPMorgan Chase & Company LIQ) 144A	0.25	07/01/2013	10,770,000	10,770,000

				23,450,000

South Dakota : 0.28%

Variable Rate Demand Notes §: 0.28%
South Dakota Housing Development Authority LaCrosse Investment Project Series 2001 (Housing Revenue, FNMA Insured & LIQ)	0.26	02/15/2031	6,495,000	6,495,000
South Dakota State HEFA Sioux Valley Hospital & Health System Series 2004-B (Health Revenue, U.S. Bank NA LOC)	0.26	11/01/2034	4,630,000	4,630,000

				11,125,000

14

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Tennessee : 3.14%

Other Municipal Debt : 0.14%
Sevier County TN Public Building Authority Public Projects Construction Interim Loan Project Series B-3 (Miscellaneous Revenue)	1.25%	05/01/2012	$3,500,000	$3,500,000
Sevier County TN Public Building Authority Public Projects Construction Interim Loan Project Series B-3 (Miscellaneous Revenue)	1.25	04/01/2013	2,100,000	2,115,356

				5,615,356

Variable Rate Demand Notes §: 3.00%
Alcoa Maryville Blount County TN Industrial Development Board Maryville Civic Arts Center Project Series 2009-A (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.25	06/01/2036	1,000,000	1,000,000
Blount County TN Public Building Authority GO Series E-5-B (Miscellaneous Revenue, Branch Banking & Trust LOC, Municipal Government Guaranty Insured)	0.25	06/01/2042	4,760,000	4,760,000
Blount County TN Public Building Authority Local Government Public Import Series E-1-A (Miscellaneous Revenue, Branch Banking & Trust LOC, County Guaranty Insured)	0.25	06/01/2037	6,450,000	6,450,000
Clarksville TN Public Building Authority Metropolitan Government Nashville & Davidson County HEFA Lipscomb University Project Series 2009 (Education Revenue, FHLB LOC)	0.25	11/01/2028	12,400,000	12,400,000
Tennergy Corporation Tennessee PUTTER GAS Project Series 1258Q (Utilities Revenue, JPMorgan Chase & Company LIQ)	0.41	05/01/2016	60,640,000	60,640,000
Tennessee Municipal Energy Acquisition Corporation PUTTER Gas Project Series 1578 (Utilities Revenue, JPMorgan Chase & Company LIQ)	0.49	12/01/2016	31,960,000	31,960,000

				117,210,000

Texas : 8.55%

Variable Rate Demand Notes §: 8.55%
Bexar County TX Housing Finance Corporation Palisades Park Apartments Project Series 2009 (Housing Revenue, FHLMC Insured & LIQ)	0.26	09/01/2039	4,000,000	4,000,000
Bexar County TX Housing Finance Corporation Vista Meadows Fredencksburg Place Apartments Project Series 2006 (Housing Revenue, FHLMC Insured & LIQ)	0.26	09/01/2036	12,335,000	12,335,000
Brazos County TX Health Facilities Development Corporation Franciscan Services PUTTER MT-636 (Health Revenue, NATL-RE Insured, Bank of America NA LIQ) 144A	0.51	01/01/2028	30,860,000	30,860,000
Clipper Tax-Exempt Certified Trust Series 2007-44 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.30	09/01/2014	28,780,000	28,780,000
Collin County TX Housing Finance Corporation Huntington Apartments Project Series 1996 (Housing Revenue, Northern Trust Company LOC)	0.25	12/01/2015	12,305,000	12,305,000
Dallas TX Waterworks & Sewer System Clipper Tax Exempt Certificate Trust 2009-52 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.30	10/01/2018	15,000,000	15,000,000
Galveston County TX Housing Finance Corporation Village By The Sea Apartments Project Series 2004 (Housing Revenue, FNMA Insured & LIQ)	0.26	02/15/2032	5,090,000	5,090,000
Gulf Coast TX Waste Disposal Authority PCR Exxon Project Series 1989 (IDR)	0.20	10/01/2024	8,200,000	8,200,000
Harris County TX Industrial Development Corporation Deer Park Refining A RMKT (Resource Recovery Revenue)	0.25	03/01/2023	90,000	90,000
Panhandle Texas Regional Housing Finance Corporation Jason Avenue Residential Apartments Series 2008 (Housing Revenue, FHLMC LOC)	0.25	08/01/2041	7,500,000	7,500,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2010D (IDR)	0.23	11/01/2040	2,400,000	2,400,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2012 (IDR)	0.44	03/01/2042	37,500,000	37,500,000

15

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes § (continued)
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2011 (IDR)	0.44%	06/01/2041	$45,000,000	$45,000,000
Port Arthur TX Navigation District of Jefferson County Multi Mode Total Petrochemicals USA Incorporated Project Series 2003-C (IDR)	0.44	04/01/2027	2,000,000	2,000,000
Port Arthur TX Navigation District of Jefferson County Total Petrochemicals Project (Resource Recovery Revenue)	0.44	03/01/2039	15,000,000	15,000,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2002-B (Resource Recovery Revenue)	0.26	07/01/2029	11,700,000	11,700,000
Texas Department Housing & Community Affairs Costa Ibiza Apartments Series 2008 (Housing Revenue, FHLMC LOC & Insured)	0.25	08/01/2041	13,550,000	13,550,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Miscellaneous Revenue, Morgan Stanley Bank LIQ)	0.40	12/15/2026	76,224,981	76,224,981
Texas State Mobility Fund Series 2005-B (GO, Royal Bank of Canada SPA)	0.23	04/01/2030	7,165,000	7,165,000
				334,699,981

Utah : 0.70%

Variable Rate Demand Notes §: 0.70%
PFOTER Series PPT-1008 Class A (GO, FHLMC Insured & LIQ)	0.51	01/01/2032	17,705,000	17,705,000
West Jordan UT Multifamily Housing Broadmoor Village Apartments Series 2004 (Housing Revenue, FHLMC Insured & LIQ)	0.24	12/01/2034	9,675,000	9,675,000
				27,380,000

Vermont : 1.46%

Variable Rate Demand Notes §: 1.46%
Vermont Educational & Health Buildings Financing Agency Brattleboro Memorial Hospital Project Series 2008-A (Health Revenue, TD Bank NA LOC)	0.28	10/01/2028	2,065,000	2,065,000
Vermont Educational & Health Buildings Financing Agency Fletcher Allen Health Care Project Series 2008-A (Health Revenue, TD Bank NA LOC)	0.22	12/01/2030	21,690,000	21,690,000
Vermont Educational & Health Buildings Financing Agency Landmark College Project Series 2008-A (Education Revenue, TD Bank NA LOC)	0.28	07/01/2033	3,140,000	3,140,000
Vermont Educational & Health Buildings Financing Agency Northeastern Vermont Regional Hospital Project Series 2004-A (Health Revenue, TD Bank NA LOC)	0.28	10/01/2029	1,975,000	1,975,000
Vermont Educational & Health Buildings Financing Agency Various Norwich University Project Series 2008 (Education Revenue, TD Bank NA LOC)	0.21	09/01/2038	28,255,000	28,255,000
				57,125,000

Virginia : 1.00%

Variable Rate Demand Notes §: 1.00%
Arlington County VA IDA Refunding MFHR Woodbury Park Apartments Project Series 2005-A (Housing Revenue, FHLMC Insured & LIQ)	0.26	03/01/2035	800,000	800,000
Fairfax County VA IDA Inova Health System Project Series 2010 A-17 (Miscellaneous Revenue) (i)	0.37	05/15/2039	5,000,000	5,000,000
Fauquier County VA IDA Highland School Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.25	12/01/2033	3,950,000	3,950,000
James City County VA IDA Chambrel Williamsburg Project Series 2002 (Housing Revenue, FNMA Insured & LIQ)	0.25	11/15/2032	12,715,000	12,715,000
Montgomery County VA IDA Series 2009-A (Education Revenue, Bank of New York Mellon SPA)	0.26	02/01/2039	11,380,000	11,380,000

16

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes § (continued)
Norfolk VA EDA Sentara Healthcare Series 2010-B (Health Revenue) (i)	0.37%	11/01/2034	$5,000,000	$5,000,000
Virginia Commonwealth University Health System Authority Series 2008-A (Health Revenue, Branch Banking & Trust LOC)	0.26	07/01/2037	110,000	110,000

				38,955,000

Washington : 0.75%

Variable Rate Demand Notes §: 0.75%
Everett WA Limited Tax GO Series 2001 (GO, Bank of New York Mellon LOC)	0.21	12/01/2021	10,600,000	10,600,000
King County WA Housing Authority Summerfield Apartments Project for YWCA of Seattle-King County Series 2005 (Housing Revenue, U.S. Bank NA LOC)	0.28	09/01/2035	1,630,000	1,630,000
King County WA Public Hospital District Limited Tax GO ROC RR-II-R-11412 (GO, Assured Guaranty Insured, Citibank NA LIQ)	0.37	12/01/2015	6,930,000	6,930,000
Washington State Housing Finance Commission Lake City Senior Apartments Project Series 2009 (Housing Revenue, FHLMC Insured & LIQ)	0.24	07/01/2044	4,250,000	4,250,000
Washington State Housing Finance Commission Nonprofit Revenue Tacoma Art Museum Project Series 2002 (Miscellaneous Revenue, Northern Trust Company LOC)	0.28	06/01/2032	5,775,000	5,775,000

				29,185,000

West Virginia : 0.49%

Variable Rate Demand Notes §: 0.49%
Kanawha County WV Kroger Company Series 2004 B (IDR, U.S. Bank NA LOC)	0.32	04/01/2013	6,850,000	6,850,000
Weirton WV Municipal Hospital Building Commission Weirton Medical Center Incorporated Series 2001-B (Health Revenue, PNC Bank NA LOC)	0.26	12/01/2031	8,885,000	8,885,000
West Virginia EDA Appalachian Power Company Series 2009-B (Utilities Revenue, Sumitomo Mitsui Banking Corporation LOC)	0.26	12/01/2042	3,600,000	3,600,000

				19,335,000

				19,335,000
Wisconsin : 5.46%

Other Municipal Debt : 0.87%
Wisconsin State HEFA Aurora Health Care Incorporated Series 2008-B (Health Revenue)	0.20	07/05/2012	34,000,000	34,000,000

Variable Rate Demand Notes §: 4.59%
Appleton WI Recovery Zone Facilities Foremost Farms Project Series 2010 (IDR, CoBank ACB LOC)	0.25	05/01/2037	30,000,000	30,000,000
Hull WI Welcome Dairy Incorporated Project Series 2010-B (IDR, Associated Bank NA LOC)	0.27	01/01/2027	3,435,000	3,435,000
Milwaukee WI RDA University of Wisconsin Kenilworth Project Series 2005 (Education Revenue, U.S. Bank NA LOC)	0.25	09/01/2040	7,550,000	7,550,000
Oneida Tribe of Indians of Wisconsin Health Facilities Series 2001 (Health Revenue, Bank of America NA LOC)	0.39	07/01/2016	6,380,000	6,380,000
Public Finance Authority Wisconsin Midwestern Disaster Area Program Series 2011 (IDR, Farm Credit Services America LOC)	0.26	09/01/2036	5,000,000	5,000,000
Wisconsin HEFA Aurora Health Care Incorporated Series 2012-C (Health Revenue, Bank of Montreal LOC)	0.23	07/15/2028	31,800,000	31,800,000
Wisconsin HEFA Ministry Health Care Incorporated Series 2009-B (Health Revenue)	0.25	08/01/2022	15,485,000	15,485,000
Wisconsin Housing & EDA Series 2011-A (Housing Revenue, PNC Bank NA SPA)	0.25	09/01/2043	9,100,000	9,100,000

17

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes § (continued)
Wisconsin State Clipper Tax Exempt Certificate Trust Series 1 2009-36 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.30%	05/01/2020	$26,755,000	$26,755,000
Wisconsin State Clipper Tax-Exempt Certificate Trust Series 1 2009-6 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.30	05/01/2013	25,000,000	25,000,000
Wisconsin State HEFA Meriter Retirement Services Series B (Health Revenue, U.S. Bank NA LOC)	0.27	03/01/2038	6,035,000	6,035,000
Wisconsin State Housing & EDA Series 2012-A (Housing Revenue, GO of Authority Insured, FHLB LIQ)	0.25	05/01/2055	5,000,000	5,000,000
Wisconsin State Housing & EDA Series 2012-B (Housing Revenue, GO of Authority Insured, FHLB LIQ)	0.25	05/01/2055	8,000,000	8,000,000

				179,540,000

Wyoming : 0.10%

Variable Rate Demand Note §: 0.10%
Wyoming Student Loan Corporation Series A-3 (Education Revenue, Royal Bank of Canada LOC)	0.25	12/01/2043	3,850,000	3,850,000

Total Municipal Obligations (Cost $3,916,582,682)				3,916,582,682

Total Investments in Securities (Cost $3,916,582,682)*	100.10%	3,916,582,682

Other Assets and Liabilities, Net	(0.10)	(4,039,847)

Total Net Assets	100.00%	$3,912,542,835

§	These securities are subject to a demand feature which reduces the effective maturity.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(i)	Illiquid security
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

18

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND

NOTES TO PORTFOLIO OF INVESTMENTS – APRIL 30, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage National Tax-Free Money Market Fund (the “Fund”).

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity. If amortized cost is determined not to approximate fair value, the fair value of portfolio securities will be determined under procedures established in good faith and approved by the Board of Trustees.

Investments which are not valued the method discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2012, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended April 30, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Certificates of Deposit : 11.99%
ANZ Banking Group London	0.21%	05/01/2012	$31,000,000	$31,000,000
Banco Del Estado De Chile	0.27	05/02/2012	8,000,000	8,000,000
Banco Del Estado De Chile	0.27	05/11/2012	7,000,000	7,000,000
Bank of Montreal	0.15	05/21/2012	15,000,000	15,000,000
Bank of Montreal	0.15	05/22/2012	15,000,000	15,000,000
Bank of Montreal	0.16	05/24/2012	12,000,000	12,000,000
Bank of Montreal	0.19	07/03/2012	15,000,000	15,000,000
Bank of Montreal	0.19	07/03/2012	3,000,000	3,000,000
Bank of Nova Scotia	0.15	05/21/2012	10,000,000	10,000,000
Bank of Nova Scotia ±	0.34	06/01/2012	1,000,000	1,000,087
Bank of Nova Scotia	0.67	06/11/2012	2,000,000	2,000,483
Bank of Nova Scotia	0.72	08/09/2012	1,000,000	1,001,347
Bank of Tokyo Mitsubishi LLC	0.16	05/07/2012	30,000,000	30,000,000
Bank of Tokyo Mitsubishi LLC	0.17	05/09/2012	4,000,000	4,000,000
Bank of Tokyo Mitsubishi LLC	0.18	05/18/2012	10,000,000	10,000,000
Bank of Tokyo Mitsubishi LLC	0.22	05/04/2012	3,000,000	3,000,005
National Australia Bank Limited ±	0.00	05/18/2012	29,000,000	29,003,770
National Bank of Canada	0.15	05/01/2012	18,000,000	18,000,000
National Bank of Kuwait	0.17	05/01/2012	16,000,000	16,000,000
Nordea Bank plc	0.87	09/13/2012	10,000,000	10,003,796
Norinchukin Bank	0.17	05/01/2012	14,000,000	14,000,000
Norinchukin Bank	0.17	05/04/2012	18,000,000	18,000,000
Oversea-Chinese Banking Corporation Limited	0.19	05/11/2012	8,000,000	8,000,000
Oversea-Chinese Banking Corporation Limited	0.23	06/26/2012	2,000,000	2,000,000
Oversea-Chinese Banking Corporation Limited	0.25	05/31/2012	5,000,000	5,000,000
Oversea-Chinese Banking Corporation Limited	0.25	07/26/2012	2,000,000	2,000,000
Royal Bank of Canada ±	0.73	12/17/2012	14,000,000	14,000,000
Toronto-Dominion Bank	0.16	06/26/2012	3,000,000	3,000,000
Toronto-Dominion Bank	0.17	06/27/2012	11,000,000	11,000,000
Toronto-Dominion Bank	0.17	07/19/2012	10,000,000	10,000,000
Toronto-Dominion Bank	0.17	07/25/2012	15,000,000	15,000,000
Toronto-Dominion Bank	0.21	05/04/2012	8,000,000	8,000,000
Westpac Banking Corporation	0.33	06/11/2012	14,000,000	14,002,631

Total Certificates of Deposit (Cost $364,012,119)				364,012,119

Commercial Paper : 33.75%

Asset-Backed Commercial Paper : 18.53%
CAFCO LLC 144A(z)	0.29	05/02/2012	8,000,000	7,999,936
CAFCO LLC 144A(z)	0.30	05/15/2012	15,000,000	14,998,250
CAFCO LLC 144A(z)	0.30	05/16/2012	15,000,000	14,998,125
CAFCO LLC 144A(z)	0.45	06/05/2012	2,000,000	1,999,125
Chariot Funding LLC 144A(z)	0.19	05/14/2012	3,000,000	2,999,794
Charta LLC 144A(z)	0.29	05/03/2012	5,000,000	4,999,919
Charta LLC 144A(z)	0.29	05/04/2012	2,000,000	1,999,952
Charta LLC 144A(z)	0.29	05/07/2012	3,000,000	2,999,855
Charta LLC 144A(z)	0.29	05/08/2012	4,000,000	3,999,774
Charta LLC 144A(z)	0.29	05/09/2012	5,000,000	4,999,678
Charta LLC 144A(z)	0.30	05/10/2012	5,000,000	4,999,625
Charta LLC 144A(z)	0.30	05/11/2012	4,000,000	3,999,667
Charta LLC 144A(z)	0.33	05/02/2012	20,000,000	19,999,824
Charta LLC 144A(z)	0.45	06/06/2012	2,000,000	1,999,100
Ciesco LLC 144A(z)	0.30	05/14/2012	8,000,000	7,999,133
Ciesco LLC 144A(z)	0.30	05/15/2012	8,000,000	7,999,067
Ciesco LLC 144A(z)	0.30	05/16/2012	8,000,000	7,999,000
CRC Funding LLC 144A(z)	0.29	05/07/2012	7,000,000	6,999,661
CRC Funding LLC 144A(z)	0.29	05/08/2012	7,000,000	6,999,605
CRC Funding LLC 144A(z)	0.30	05/11/2012	8,000,000	7,999,333
Fairway Finance Corporation 144A(z)	0.14	05/17/2012	1,000,000	999,938
Fairway Finance Corporation 144A(z)	0.19	07/03/2012	2,000,000	1,999,335
Fairway Finance Corporation 144A(z)	0.19	07/05/2012	3,000,000	2,998,971
Fairway Finance Corporation 144A(z)	0.21	05/04/2012	5,000,000	4,999,913

1

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Asset-Backed Commercial Paper (continued)
Fairway Finance Corporation 144A(z)	0.25%	06/04/2012	$4,000,000	$3,999,056
Gotham Funding Corporation 144A(z)	0.18	05/02/2012	5,000,000	4,999,975
Gotham Funding Corporation 144A(z)	0.20	05/01/2012	3,000,000	3,000,000
Gotham Funding Corporation 144A(z)	0.20	05/04/2012	20,000,000	19,999,666
Gotham Funding Corporation 144A(z)	0.20	05/16/2012	2,000,000	1,999,833
Gotham Funding Corporation 144A(z)	0.20	05/17/2012	4,000,000	3,999,644
Gotham Funding Corporation 144A(z)	0.20	05/25/2012	3,000,000	2,999,600
Gotham Funding Corporation 144A(z)	0.20	05/29/2012	1,000,000	999,844
Govco LLC 144A(z)	0.45	06/07/2012	11,000,000	10,994,913
Jupiter Securitization Company LLC 144A(z)	0.17	05/14/2012	6,000,000	5,999,632
Jupiter Securitization Company LLC 144A(z)	0.19	05/11/2012	4,000,000	3,999,789
Jupiter Securitization Company LLC 144A(z)	0.19	05/15/2012	15,000,000	14,998,892
Jupiter Securitization Company LLC 144A(z)	0.19	05/17/2012	7,000,000	6,999,409
Jupiter Securitization Company LLC 144A(z)	0.19	05/22/2012	5,000,000	4,999,446
Liberty Funding LLC 144A(z)	0.15	05/24/2012	4,000,000	3,999,617
Liberty Funding LLC 144A(z)	0.19	05/18/2012	20,000,000	19,998,243
Liberty Funding LLC 144A(z)	0.21	05/02/2012	8,000,000	7,999,953
Liberty Funding LLC 144A(z)	0.23	05/15/2012	9,000,000	8,999,195
Manhattan Asset Funding 144A(z)	0.19	05/07/2012	2,000,000	1,999,937
Market Street Funding Corporation 144A(z)	0.24	07/02/2012	12,000,000	11,995,040
Market Street Funding Corporation 144A(z)	0.25	07/11/2012	5,500,000	5,497,288
MetLife Short Term Funding LLC 144A(z)	0.15	05/16/2012	10,000,000	9,999,375
MetLife Short Term Funding LLC 144A(z)	0.16	05/21/2012	5,000,000	4,999,556
MetLife Short Term Funding LLC 144A(z)	0.16	05/22/2012	10,000,000	9,999,067
MetLife Short Term Funding LLC 144A(z)	0.18	05/18/2012	2,000,000	1,999,830
MetLife Short Term Funding LLC 144A(z)	0.18	06/05/2012	1,000,000	999,825
MetLife Short Term Funding LLC 144A(z)	0.18	06/06/2012	2,000,000	1,999,640
MetLife Short Term Funding LLC 144A(z)	0.25	07/12/2012	7,000,000	6,996,500
Old Line Funding LLC 144A(z)	0.17	06/20/2012	3,000,000	2,999,292
Old Line Funding LLC 144A(z)	0.18	06/21/2012	1,000,000	999,745
Old Line Funding LLC 144A(z)	0.18	06/25/2012	3,000,000	2,999,175
Old Line Funding LLC 144A(z)	0.18	07/02/2012	5,000,000	4,998,450
Old Line Funding LLC 144A(z)	0.18	07/20/2012	3,000,000	2,998,800
Old Line Funding LLC 144A(z)	0.19	05/11/2012	10,000,000	9,999,472
Old Line Funding LLC 144A(z)	0.19	05/21/2012	6,000,000	5,999,367
Old Line Funding LLC 144A(z)	0.19	05/22/2012	1,000,000	999,889
Old Line Funding LLC 144A(z)	0.19	05/23/2012	4,000,000	3,999,536
Old Line Funding LLC 144A(z)	0.19	05/24/2012	3,000,000	2,999,636
Old Line Funding LLC 144A(z)	0.19	05/29/2012	1,000,000	999,852
Old Line Funding LLC 144A(z)	0.20	05/14/2012	5,000,000	4,999,639
Old Line Funding LLC 144A(z)	0.22	05/07/2012	5,000,000	4,999,817
Straight-A Funding LLC 144A(z)	0.18	07/17/2012	33,000,000	32,987,295
Straight-A Funding LLC 144A(z)	0.18	05/01/2012	3,000,000	3,000,000
Straight-A Funding LLC 144A(z)	0.18	06/20/2012	10,000,000	9,997,500
Straight-A Funding LLC 144A(z)	0.18	07/05/2012	12,000,000	11,996,100
Straight-A Funding LLC 144A(z)	0.18	07/20/2012	15,000,000	14,994,000
Sydney Capital Corporation 144A(z)	0.30	05/16/2012	9,000,000	8,998,875
Sydney Capital Corporation 144A(z)	0.30	06/15/2012	2,000,000	1,999,250
Thunder Bay Funding LLC 144A(z)	0.18	06/11/2012	2,000,000	1,999,590
Thunder Bay Funding LLC 144A(z)	0.18	06/13/2012	2,000,000	1,999,570
Thunder Bay Funding LLC 144A(z)	0.18	06/18/2012	1,000,000	999,760
Thunder Bay Funding LLC 144A(z)	0.19	05/14/2012	5,000,000	4,999,657
Thunder Bay Funding LLC 144A(z)	0.19	05/21/2012	12,000,000	11,998,733
Thunder Bay Funding LLC 144A(z)	0.19	05/22/2012	3,000,000	2,999,668
Thunder Bay Funding LLC 144A(z)	0.19	05/23/2012	3,000,000	2,999,652
Thunder Bay Funding LLC 144A(z)	0.19	05/24/2012	2,000,000	1,999,757
Thunder Bay Funding LLC 144A(z)	0.19	06/01/2012	4,000,000	3,999,346
Victory Receivables 144A(z)	0.20	05/03/2012	6,000,000	5,999,933
Victory Receivables 144A(z)	0.20	05/04/2012	9,000,000	8,999,850
Victory Receivables 144A(z)	0.20	05/08/2012	2,000,000	1,999,922
Victory Receivables 144A(z)	0.20	05/11/2012	10,000,000	9,999,444
Victory Receivables 144A(z)	0.20	05/16/2012	3,000,000	2,999,750
Victory Receivables 144A(z)	0.20	05/17/2012	8,000,000	7,999,289
Victory Receivables 144A(z)	0.20	05/21/2012	6,000,000	5,999,333
Victory Receivables 144A(z)	0.20	05/24/2012	4,000,000	3,999,489

2

WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Asset-Backed Commercial Paper (continued)
White Point Funding Incorporated 144A(z)	0.57%	06/01/2012	$1,000,000	$999,509
White Point Funding Incorporated 144A(z)	0.57	06/04/2012	2,000,000	1,998,923
Working Capital Management Company 144A(z)	0.27	05/01/2012	6,000,000	6,000,000

				562,416,210

Financial Company Commercial Paper : 11.00%
ANZ National Limited 144A(z)	0.28	05/02/2012	6,000,000	5,999,953
ASB Finance Limited ±144A	0.55	06/08/2012	14,000,000	13,999,880
ASB Finance Limited ±144A	0.57	05/31/2012	15,000,000	15,000,000
Australia & New Zealand Banking Group Limited 144A(z)	0.18	07/26/2012	2,000,000	1,999,140
Axis Bank Limited (z)	0.53	05/11/2012	6,000,000	5,999,117
Axis Bank Limited (Dubai) (z)	0.55	05/23/2012	4,000,000	3,998,656
Axis Bank Limited (Dubai) (z)	0.55	05/10/2012	5,000,000	4,999,313
BNZ International Funding Limited 144A(z)	0.25	06/28/2012	5,000,000	4,997,986
BNZ International Funding Limited 144A(z)	0.26	05/04/2012	4,000,000	3,999,913
BNZ International Funding Limited 144A(z)	0.28	05/11/2012	1,000,000	999,922
BNZ International Funding Limited 144A(z)	0.28	05/15/2012	9,000,000	8,999,020
Caisse Centrale Desjardins du Quebec 144A(z)	0.16	05/01/2012	3,000,000	3,000,000
Caisse Centrale Desjardins du Quebec 144A(z)	0.17	05/09/2012	10,000,000	9,999,622
Caisse Centrale Desjardins du Quebec 144A(z)	0.17	06/01/2012	3,000,000	2,999,535
Caisse Centrale Desjardins du Quebec 144A(z)	0.17	05/04/2012	5,000,000	4,999,929
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	05/25/2012	1,000,000	999,880
Caisse Centrale Desjardins du Quebec 144A(z)	0.19	05/24/2012	5,000,000	4,999,393
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	05/07/2012	4,000,000	3,999,867
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	05/08/2012	5,000,000	4,999,805
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	05/10/2012	25,000,000	24,998,863
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	07/03/2012	7,000,000	6,997,550
Commonwealth Bank of Australia 144A(z)	0.17	05/07/2012	13,000,000	12,999,643
Commonwealth Bank of Australia 144A(z)	0.19	07/13/2012	10,000,000	9,996,249
Commonwealth Bank of Australia 144A(z)	0.19	06/01/2012	3,000,000	2,999,509
Commonwealth Bank of Australia 144A(z)	0.19	06/07/2012	14,000,000	13,997,266
Commonwealth Bank of Australia 144A(z)	0.19	06/15/2012	10,000,000	9,997,625
Commonwealth Bank of Australia 144A(z)	0.19	07/09/2012	18,000,000	17,993,445
DBS Bank Limited 144A(z)	0.23	08/02/2012	4,000,000	3,997,623
DBS Bank Limited 144A(z)	0.37	05/01/2012	18,000,000	18,000,000
DBS Bank Limited 144A(z)	0.37	05/03/2012	8,000,000	7,999,836
National Rural Utilities Corporation (z)	0.15	05/22/2012	4,000,000	3,999,650
National Rural Utilities Corporation (z)	0.15	06/06/2012	2,000,000	1,999,700
Oversea-Chinese Banking Corporation Limited (z)	0.21	05/22/2012	5,000,000	4,999,388
Oversea-Chinese Banking Corporation Limited (z)	0.22	05/29/2012	2,000,000	1,999,658
Oversea-Chinese Banking Corporation Limited (z)	0.26	08/06/2012	1,000,000	999,299
Suncorp Group Limited 144A(z)	0.31	05/08/2012	4,000,000	3,999,759
Suncorp Group Limited 144A(z)	0.31	05/10/2012	6,000,000	5,999,535
Suncorp Group Limited 144A(z)	0.31	05/16/2012	8,000,000	7,998,967
Suncorp Group Limited 144A(z)	0.31	05/17/2012	5,000,000	4,999,311
Suncorp Group Limited 144A(z)	0.31	05/30/2012	5,000,000	4,998,751
Toyota Credit Canada Incorporated (z)	0.25	07/24/2012	1,000,000	999,417
UOB Funding LLC (z)	0.30	05/07/2012	5,000,000	4,999,750
UOB Funding LLC (z)	0.30	05/09/2012	6,000,000	5,999,600
Westpac Banking Corporation 144A(z)	0.15	05/25/2012	9,000,000	8,999,100
Westpac Banking Corporation 144A(z)	0.16	06/25/2012	14,000,000	13,996,578
Westpac Banking Corporation 144A(z)	0.18	07/24/2012	10,000,000	9,995,800
Westpac Securities NZ Limited 144A(z)	0.28	05/03/2012	10,000,000	9,999,844

				333,952,647

Other Commercial Paper : 4.22%
ACTS Retirement Life Communities Incorporated (z)	0.45	05/29/2012	1,000,000	999,650
Coca-Cola Company 144A(z)	0.15	05/09/2012	10,000,000	9,999,667
Coca-Cola Company 144A(z)	0.15	06/11/2012	12,000,000	11,997,950
Coca-Cola Company 144A(z)	0.15	06/12/2012	8,000,000	7,998,600
Coca-Cola Company 144A(z)	0.16	07/25/2012	5,000,000	4,998,111

3

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Other Commercial Paper (continued)
Coca-Cola Company 144A(z)	0.17%	07/23/2012	$10,000,000	$9,996,081
Coca-Cola Company 144A(z)	0.18	07/19/2012	8,000,000	7,996,840
General Electric Company (z)	0.17	06/18/2012	10,000,000	9,997,733
General Electric Company (z)	0.18	06/28/2012	10,000,000	9,997,100
Koch Resources LLC 144A(z)	0.21	05/16/2012	27,000,000	26,997,638
Louis Dreyfus Commodities LLC (z)	0.15	05/01/2012	5,000,000	5,000,000
Toyota Motor Credit Corporation (z)	0.21	05/29/2012	2,000,000	1,999,673
Toyota Motor Credit Corporation (z)	0.21	05/31/2012	1,000,000	999,825
Toyota Motor Credit Corporation (z)	0.27	06/12/2012	3,000,000	2,999,055
Toyota Motor Credit Corporation (z)	0.28	06/06/2012	9,000,000	8,997,480
Toyota Motor Credit Corporation (z)	0.28	06/19/2012	7,000,000	6,997,332

				127,972,735

Total Commercial Paper (Cost $1,024,341,592)				1,024,341,592

Government Agency Debt : 1.98%
FHLB ±	0.30	02/05/2013	6,000,000	5,998,143
FHLB ±	0.30	03/07/2013	10,000,000	9,997,420
FHLB ±	0.30	05/09/2013	2,000,000	1,999,377
FHLB ±	0.31	03/28/2013	11,000,000	10,997,913
FHLB ±	0.31	05/02/2013	5,000,000	4,998,979
FHLB ±	0.33	04/01/2013	9,000,000	9,000,000
FHLB ±	0.33	05/17/2013	10,000,000	10,000,000
FHLB ±	0.35	05/17/2013	4,000,000	4,000,000
Ontario Canada Regional Authority ±	0.94	05/22/2012	3,000,000	3,001,304

Total Government Agency Debt (Cost $59,993,136)				59,993,136

Municipal Bonds and Notes : 29.83%

Alabama : 0.12%

Variable Rate Demand Note §: 0.12%
Homewood AL Educational Building Authority (Education Revenue, Branch Banking & Trust LOC)	0.25	12/01/2043	3,655,000	3,655,000

Alaska : 0.16%

Variable Rate Demand Notes §: 0.16%
Alaska Housing Finance Corporation Series 2006-0022 (Housing Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ)	0.23	12/01/2030	2,000,000	2,000,000
Valdez AK Marine Terminal Revenue Exxon Pipeline Project (IDR)	0.20	10/01/2025	3,000,000	3,000,000

				5,000,000

California : 3.48%

Other Municipal Debt : 0.52%
Orange County CA Pension Obligation Series A (Miscellaneous Revenue)	0.80	11/01/2012	3,000,000	3,000,000
Orange County CA Pension Obligation Series A (Miscellaneous Revenue)	0.85	02/01/2013	2,000,000	2,000,000
San Diego County CA Regional Transportation Series B (Tax Revenue)	0.30	05/02/2012	2,000,000	2,000,000
San Francisco CA Public Utilities Commission Series A-1-T (Utilities Revenue)	0.19	06/04/2012	4,000,000	4,000,000
San Jose CA International Airport Series C-1 (Airport Revenue)	0.47	06/13/2012	1,000,000	1,000,000
Turlock Irrigation District California (Water & Sewer Revenue)	0.30	05/02/2012	4,000,000	4,000,000

				16,000,000

4

WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §: 2.96%
California CDA Series 2554 (Miscellaneous Revenue, FSA Insured, Morgan Stanley Bank LIQ)	0.40%	07/01/2047	$5,000,000	$5,000,000
California HFFA Catholic Healthcare Series L (Health Revenue, Citibank NA LOC)	0.28	07/01/2033	3,000,000	3,000,000
California Infrastructure & Economic Development Bank Pacific Gas & Electric Company Series 2009 C (Utilities Revenue, Sumitomo Mitsui Banking Corporation LOC)	0.19	12/01/2016	2,000,000	2,000,000
California Infrastructure & Economic Development Bank Pacific Gas & Electric Company Series A (Utilities Revenue, Mizuho Corporate Bank LOC)	0.24	11/01/2026	2,000,000	2,000,000
California Municipal Finance Authority Chevron USA Recovery Zone Project Series A (IDR)	0.19	11/01/2035	2,230,000	2,230,000
California Municipal Finance Authority Exxon Mobile Project (IDR)	0.18	12/01/2029	2,000,000	2,000,000
California State Series B-2 JPMorgan Chase PUTTER Trust Series 4064 (Miscellaneous Revenue, JPMorgan Chase Bank LOC) 144A	0.25	06/28/2012	15,995,000	15,995,000
East Bay California MUD Water System Series 2011A-2 JPMorgan Chase PUTTER Trust Series 4032 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.25	06/26/2012	11,000,000	11,000,000
Loma Linda CA Hospital Loma Linda University Medical Center B (Health Revenue, Bank of America NA LOC)	0.30	12/01/2038	2,000,000	2,000,000
Loma Linda CA Loma Linda University Series B (Health Revenue, Bank of America NA LOC)	0.30	12/01/2037	5,000,000	5,000,000
Los Angeles CA TRAN JPMorgan Chase PUTTER Series 3965 (GO, JPMorgan Chase Bank LIQ) 144A	0.25	08/12/2012	1,615,000	1,615,000
Los Angeles CA TRAN JPMorgan Chase PUTTER Trust Series 3931 (GO, JPMorgan Chase & Company LIQ)	0.25	08/12/2012	3,000,000	3,000,000
Newport Beach CA Hoag Memorial Hospital Series F (Health Revenue, Bank of America NA LOC)	0.29	12/01/2040	11,000,000	11,000,000
Roseville CA Electric System Series A (Miscellaneous Revenue, Morgan Stanley Bank LOC)	0.30	02/01/2035	3,800,000	3,800,000
Sacramento County CA Sanitation District Finance Authority Series B (Water & Sewer Revenue, Morgan Stanley Bank LOC)	0.25	12/01/2037	4,000,000	4,000,000
San Bernardino County CA Flood Control District (Miscellaneous Revenue, Bank of America NA LOC)	0.27	08/01/2037	4,500,000	4,500,000
San Diego CA Unified School District TRAN JPMorgan Chase PUTTER Trust Series 3934 (GO, JPMorgan Chase & Company LIQ) 144A	0.25	08/07/2012	5,000,000	5,000,000
San Diego CA Unified School District TRAN JPMorgan Chase PUTTER Trust Series 3966 (GO, JPMorgan Chase Bank LIQ) 144A	0.25	08/12/2012	2,000,000	2,000,000
San Francisco CA City & County Redevelopment Agency Series B001 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.28	11/01/2041	1,000,000	1,000,000
Santa Clara County CA TRAN JPMorgan Chase PUTTER Series 3976 (GO, JPMorgan Chase & Company LIQ) 144A	0.24	06/29/2012	2,630,000	2,630,000
Westminster CA Redevelopment Agency Series 3009 (Tax Revenue, Assured Guaranty Insured, Morgan Stanley Bank LIQ) 144A	0.40	11/01/2045	1,000,000	1,000,000

				89,770,000

Colorado : 1.09%

Other Municipal Debt : 0.03%
Colorado ECFA Series 2012-A (Education Revenue)	2.00	06/29/2012	1,000,000	1,002,900

Variable Rate Demand Notes §: 1.06%
Colorado HFA Class I Series A-2 (Housing Revenue, Royal Bank of Canada SPA)	0.25	11/01/2026	2,000,000	2,000,000
Colorado HFA Taxable MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.19	05/01/2050	9,720,000	9,720,000
Colorado State General Funding Revenue & TRAN JPMorgan Chase PUTTER Trust Series 4024 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.25	06/27/2012	10,400,000	10,400,000
Denver CO City & County Subseries G1 (Port Authority Revenue, Assured Guaranty Insured, Morgan Stanley Bank SPA)	0.34	11/15/2025	1,000,000	1,000,000

5

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §(continued)

Denver CO City & County Subseries G2 (Port Authority Revenue, Assured Guaranty Insured, Morgan Stanley Bank SPA)	0.34%	11/15/2025	$5,000,000	$5,000,000
Denver CO Public Schools Series A-4 (Education Revenue, Royal Bank of Canada LOC, AGM Insured)	0.17	12/15/2037	4,000,000	4,000,000

				32,120,000

Connecticut : 0.07%

Variable Rate Demand Note §: 0.07%
Connecticut State Housing Financing Authority (Housing Revenue, GO of Authority Insured, JPMorgan Chase Bank SPA)	0.25	11/15/2035	2,000,000	2,000,000

Delaware : 0.07%

Variable Rate Demand Note §: 0.07%
Delaware State Health Facilities Authority Series B (Health Revenue, PNC Bank NA LOC)	0.24	07/01/2039	2,105,000	2,105,000

District of Columbia : 0.58%

Other Municipal Debt : 0.07%
District Columbia Water and Sewer Authority Series C (Water & Sewer Revenue)	0.15	05/14/2012	2,000,000	2,000,000

Variable Rate Demand Notes §: 0.51%

District of Columbia George Washington University (Education Revenue, Bank of America NA LOC)	0.35	09/15/2029	2,000,000	2,000,000
District of Columbia The American University Series A (Miscellaneous Revenue, PNC Bank NA LOC)	0.24	04/01/2038	1,000,000	1,000,000
Metropolitan Washington DC Airports Authority Subseries D-1 (Airport Revenue, Bank of America NA LOC)	0.28	10/01/2039	12,570,000	12,570,000

				15,570,000

Florida : 0.64%

Variable Rate Demand Notes §: 0.64%

Florida HEFAR Ringling College of Arts & Design Incorporated Project Series 2008 (Education Revenue, PNC Bank NA LOC)	0.24	03/01/2038	2,865,000	2,865,000
Florida Municipal Power Agency All Requirements Supply Series C (Utilities Revenue, Bank of America NA LOC)	0.28	10/01/2035	8,435,000	8,435,000
Sarasota County FL Public Hospital Series D (Health Revenue, JPMorgan Chase Bank LOC)	0.24	07/01/2037	3,000,000	3,000,000
Volusia County FL Eclipse Funding Trust (Miscellaneous Revenue, U.S. Bank NA LOC, FSA Insured)	0.24	08/01/2013	1,995,000	1,995,000
Volusia County FL Eclipse Funding Trust (Miscellaneous Revenue, U.S. Bank NA LOC, FSA Insured)	0.24	08/01/2032	2,990,000	2,990,000

				19,285,000

Georgia : 0.26%

Other Municipal Debt : 0.13%
Atlanta GA Airport Series A-1 (Airport Revenue)	0.28	05/08/2012	4,000,000	4,000,000

Variable Rate Demand Notes §: 0.13%

Fulton County GA Series 1474 (Water & Sewer Revenue, AGC-ICC, FGIC Insured, JPMorgan Chase Bank LIQ)	0.29	07/01/2012	1,995,000	1,995,000
Wayne County GA IDA Various Rayonier Project (IDR, Bank of America NA LOC)	0.34	05/01/2020	2,000,000	2,000,000

				3,995,000

6

WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Illinois : 2.03%

Variable Rate Demand Notes §: 2.03%

Chicago IL Deutsche Bank Short Puttable Exempt Adjustable Receipts/Long Inverse Floating Exempt Receipts Trust Series DB-393 (GO, JPMorgan Chase Bank SPA)	0.27%	01/01/2034	$10,355,000	$10,355,000
Chicago IL Metropolitan Water Reclamation PFOTER (Tax Revenue, Bank of America NA LIQ) 144A	0.46	12/01/2028	4,000,000	4,000,000
Chicago IL Water District Eclipse Funding Trust Series 2006-A (Water & Sewer Revenue, U.S. Bank NA LOC)	0.24	05/01/2014	2,995,000	2,995,000
Chicago IL Waterworks Revenue Subseries 2001-1 (Water & Sewer Revenue, JPMorgan Chase Bank SPA)	0.27	11/01/2030	2,300,000	2,300,000
Chicago IL Waterworks Revenue Subseries 2001-2 (Water & Sewer Revenue, JPMorgan Chase Bank SPA)	0.27	11/01/2030	6,000,000	6,000,000
Cook County IL Series D-1 (GO, Harris NA SPA)	0.17	11/01/2030	6,400,000	6,400,000
Cook County IL Series D-2 (GO, Northern Trust Company SPA)	0.17	11/01/2030	3,600,000	3,600,000
IIlinois Health Facilities Authority Centegra Health System Series 2002 (Health Revenue, FSA Insured, JPMorgan Chase Bank SPA)	0.40	09/01/2032	2,000,000	2,000,000
Illinois Educational Facilities Authority Field Museum National History (Education Revenue, Bank of America NA LOC, GO of Corporation Insured)	0.35	11/01/2032	2,000,000	2,000,000
Illinois Finance Authority Revenue Elmhurst Healthcare Series B (Health Revenue, JPMorgan Chase Bank LOC)	0.24	01/01/2048	2,895,000	2,895,000
Illinois Finance Authority Revenue University of Chicago (Education Revenue, Bank of America NA LIQ)	0.24	07/01/2038	11,490,000	11,490,000
Springfield IL PUTTER Series 1314 (Utilities Revenue, BHAC-CR MBIA Insured, JPMorgan Chase Bank LIQ)	0.25	03/01/2014	7,540,000	7,540,000

				61,575,000

Indiana : 0.29%

Variable Rate Demand Notes §: 0.29%

Eclipse Funding Trust IN Solar Eclipse Series 2007 (Miscellaneous Revenue, U.S. Bank NA LOC, FSA Insured)	0.25	07/15/2026	1,000,000	1,000,000
Indiana Finance Authority Parkview Health System Obligation Group Project Series 2009 C (Health Revenue, PNC Bank NA LOC)	0.23	11/01/2039	2,000,000	2,000,000
Indiana Finance Authority Trinity Health Credit Group Series 2008D-1 (Health Revenue)	0.22	12/01/2034	3,000,000	3,000,000
Richmond IN Reid Hospital & Health Care Services Incorporated (Health Revenue, AGM Insured, JPMorgan Chase Bank SPA)	0.24	01/01/2040	2,865,000	2,865,000

				8,865,000

Iowa : 0.50%

Variable Rate Demand Notes §: 0.50%

Iowa Financial Authority SFMR Series C (Housing Revenue, GNMA, FNMA Insured, FHLB SPA)	0.19	01/01/2039	12,400,000	12,400,000
Iowa State Finance Authority Health Facilities (Health Revenue, JPMorgan Chase Bank LOC)	0.24	02/15/2035	2,905,000	2,905,000

				15,305,000

Kansas : 0.21%

Variable Rate Demand Note §: 0.21%
Kansas State Department of Transportation Series C-2 (Transportation Revenue, JPMorgan Chase Bank SPA)	0.22	09/01/2019	6,400,000	6,400,000

7

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Kentucky : 0.20%

Variable Rate Demand Notes §: 0.20%

Kentucky State Housing Corporation Series M (Housing Revenue, PNC Bank NA SPA)	0.26%	01/01/2033	$2,000,000	$2,000,000
Louisville & Jefferson County KY Sewer District JPMorgan Chase PUTTER/DRIVER Trust Series 4012 (Water & Sewer Revenue, JPMorgan Chase Bank LOC) 144A	0.25	12/12/2012	4,000,000	4,000,000

				6,000,000

Louisiana : 1.53%

Variable Rate Demand Notes §: 1.53%

East Baton Rouge Parish LA IDR ExxonMobile Project Series A (IDR)	0.20	08/01/2035	4,000,000	4,000,000
East Baton Rouge Parish LA IDR ExxonMobile Project Series B (IDR)	0.20	12/01/2040	8,000,000	8,000,000
East Baton Rouge Parish LA PCR ExxonMobile Project (IDR)	0.20	03/01/2022	4,000,000	4,000,000
East Baton Rouge Parish LA Road & Street Improvement Project Series A (Tax Revenue, JPMorgan Chase Bank LOC)	0.25	08/01/2030	15,000,000	15,000,000
Louisiana Public Facilities Authority RB Dynamic Fuels LLC Project Series 2008 (IDR)	0.24	10/01/2033	4,000,000	4,000,000
Louisiana State Gas & Fuel Series ROC RR-II-R-661 (Utilities Revenue, FSA Insured, CitiBank NA LIQ)	0.25	05/01/2014	7,365,000	7,365,000
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series 2010 A-1 (IDR)	0.26	11/01/2040	2,000,000	2,000,000
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series 2010 B-1 (IDR)	0.24	11/01/2040	2,000,000	2,000,000

				46,365,000

Maryland : 0.31%

Variable Rate Demand Notes §: 0.31%

Baltimore MD Package Systems Facilities (Transportation Revenue, Bank of America NA LOC)	0.25	07/01/2032	4,775,000	4,775,000
Maryland Health & HEFAR Series D (Miscellaneous Revenue, Bank of America NA LOC)	0.32	01/01/2029	4,595,000	4,595,000

				9,370,000

Massachusetts : 0.79%

Variable Rate Demand Notes §: 0.79%

Massachusetts Department of Transportation Series A6 (Transportation Revenue, GO of Commonwealth Insured, JPMorgan Chase Bank SPA)	0.23	01/01/2029	10,000,000	10,000,000
Massachusetts HEFA Boston University Project Series N (Education Revenue, Bank of America NA LOC)	0.24	10/01/2034	2,590,000	2,590,000
Massachusetts HEFA Series N-1 (Education Revenue, U.S. Bank NA SPA)	0.26	08/15/2040	3,000,000	3,000,000
Massachusetts Water Resources Authority Series E (Water & Sewer Revenue, GO of Authority Insured, JPMorgan Chase Bank SPA)	0.24	08/01/2037	8,435,000	8,435,000
				24,025,000

Michigan : 0.56%

Variable Rate Demand Note §: 0.56%
Michigan Finance Authority Unemployment Obligation Assessment Series 2011 (Miscellaneous Revenue, Citibank NA LOC)	0.27	07/01/2014	17,000,000	17,000,000

8

WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Minnesota : 0.87%

Other Municipal Debt : 0.17%
Hennepin County MN Series B (Miscellaneous Revenue)	0.24%	05/14/2012	$5,000,000	$5,000,000

Variable Rate Demand Notes §: 0.70%

Minnesota Office of Higher Education Supplemental Student Loan Program Series A (Education Revenue, U.S. Bank NA LOC)	0.25	09/01/2046	2,000,000	2,000,000
Minnesota Office of Higher Education Supplemental Student Loan Project Series B (Education Revenue, State Street Bank & Trust Company LOC)	0.23	09/01/2046	1,800,000	1,800,000
Minnesota State HFA Residential Housing Series E (Housing Revenue, GO of Agency Insured, State Street Bank & Trust Company SPA)	0.21	07/01/2038	7,720,000	7,720,000
Minnesota State HFA Residential Housing Series T (Housing Revenue, GO of Agency Insured, State Street Bank & Trust Company SPA)	0.21	07/01/2048	8,755,000	8,755,000
St. Cloud MN CentraCare Health System Series A (Health Revenue, Assured Guaranty Insured, JPMorgan Chase Bank SPA)	0.50	05/01/2042	1,000,000	1,000,000

				21,275,000

Mississippi : 0.94%

Variable Rate Demand Notes §: 0.94%

Jackson County MS Port Facility Chevron USA Incorporated Project (IDR)	0.22	06/01/2023	2,000,000	2,000,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series 1 (IDR)	0.23	11/01/2035	2,000,000	2,000,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series 2009B (IDR)	0.22	12/01/2030	2,000,000	2,000,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series E (IDR)	0.22	12/01/2030	3,000,000	3,000,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series L (IDR)	0.24	11/01/2035	1,000,000	1,000,000
Mississippi Nissan Project Series A (GO, Bank of America NA SPA)	0.31	11/01/2028	17,640,000	17,639,330
Mississippi State Business Finance Commission Gulf Opportunity Chevron Series F (IDR)	0.22	11/01/2035	1,000,000	1,000,000

				28,639,330

Missouri : 0.20%

Variable Rate Demand Note §: 0.20%
Missouri Development Finance Board Nelson Gallery Foundation Series A (IDR, JPMorgan Chase Bank SPA)	0.24	12/01/2033	6,000,000	6,000,000

Nevada : 0.26%

Variable Rate Demand Note §: 0.26%
Las Vegas NV EDFA Andre Agassi Foundation Project (Miscellaneous Revenue, Bank of America NA LOC)	0.34	10/01/2035	7,835,000	7,835,000

New Jersey : 0.45%

Variable Rate Demand Notes §: 0.45%
New Jersey EDA NUI Corporation Project Series A (Utilities Revenue, JPMorgan Chase Bank LOC)	0.24	06/01/2026	3,000,000	3,000,000
New Jersey EDA Pivotal Utility Holdings Incorporated Project Series 2007 (Utilities Revenue, JPMorgan Chase Bank LOC)	0.24	06/01/2032	10,600,000	10,600,000

				13,600,000

9

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
New Mexico : 0.03%

Variable Rate Demand Note §: 0.03%
New Mexico Educational Authority PFOTER Series 637 (Education Revenue, Guaranteed Student Loans Insured)	0.38%	04/01/2037	$1,000,000	$1,000,000

New York : 3.18%

Variable Rate Demand Notes §: 3.18%

Metropolitan Transportation Authority New York Dedicated Tax Fund Subseries B-1 (Transportation Revenue, State Street Bank & Trust Company LOC) 144A	0.22	11/01/2022	1,000,000	1,000,000
Nassau County NY Interim Finance Authority Series 2008 B (Tax Revenue, Sumitomo Mitsui Banking Corporation LOC)	0.22	11/15/2021	3,500,000	3,500,000
New York City NY Housing Development Corporation Mortgage Thessalonica Court Series A (Housing Revenue, Citibank NA LOC)	0.26	01/01/2036	3,880,000	3,880,000
New York City NY Municipal Water Finance Authority Subseries A-1 (Water and Sewer Revenue, Mizuho Corporate Bank SPA)	0.20	06/15/2044	1,000,000	1,000,000
New York City NY Municipal Water Finance Authority Subseries B-1 (Water & Sewer Revenue, JPMorgan Chase Bank SPA)	0.23	06/15/2024	5,000,000	5,000,000
New York City NY Municipal Water Finance Authority Subseries B-1 (Water & Sewer Revenue, U.S. Bank NA SPA)	0.23	06/15/2045	2,000,000	2,000,000
New York City NY Series D3 (GO, Bank of New York Mellon LOC)	0.24	10/01/2039	4,350,000	4,350,000
New York City NY Subseries G-6 (Tax Revenue, Tax Revenue Mizuho Corporate Bank LOC)	0.19	04/01/2042	7,000,000	7,000,000
New York City NY Subseries J-10 (GO, Bank of Tokyo-Mitsubishi LOC)	0.22	08/01/2027	10,000,000	10,000,000
New York City NY Subseries L-3 (GO, Bank of America NA SPA)	0.26	04/01/2036	6,000,000	6,000,000
New York City NY Transitional Finance Authority Series C (Tax Revenue, Morgan Stanley Bank LOC)	0.27	05/01/2028	4,000,000	4,000,000
New York HFA Biltmore Tower Housing Project Series A (Housing Revenue, FNMA Insured)	0.23	05/15/2034	5,000,000	5,000,000
New York HFA Clinto Green South Project Series A (Housing Revenue, FHLMC Insured)	0.23	11/01/2038	2,000,000	2,000,000
New York HFA Remeeder Houses Project Series A (Housing Revenue, Citibank NA LOC)	0.34	05/01/2039	8,685,000	8,685,000
New York HFA Victory Housing Project Series 2004-A (Housing Revenue, FHLMC Insured)	0.23	11/01/2033	2,000,000	2,000,000
New York HFA West 31st Street Housing Project Series A (Housing Revenue, FNMA Insured)	0.23	05/15/2038	10,000,000	10,000,000
New York Metropolitan Transportation Authority ROC RR-II-R-11645 (Transportation Revenue, FSA Insured, Citibank NA LIQ) 144A	0.40	11/15/2025	4,025,000	4,025,000
New York Municipal Water Finance Authority Series CC-1 (Water & Sewer Revenue, Bank of Nova Scotia SPA)	0.22	06/15/2038	2,000,000	2,000,000
New York Sate Dormitory Authority Revenue (Education Revenue, JPMorgan Chase Bank SPA)	0.25	07/01/2039	2,000,000	2,000,000
New York State Liberty Development Corporation JPMorgan Chase PUTTER/DRIVER Trust Seres 4011Z (Port Authority Revenue, GO of Authority Insured, JPMorgan Chase Bank LIQ) 144A	0.25	06/15/2019	3,000,000	3,000,000
New York State Urban Development Corporate Revenue Series A3B (Tax Revenue, JPMorgan Chase Bank SPA)	0.22	03/15/2033	10,000,000	10,000,000

				96,440,000

Ohio : 0.99%

Variable Rate Demand Notes §: 0.99%

Lancaster OH Port Authority Gas Supply Series 2008 (Utilities Revenue, Royal Bank of Canada SPA)	0.25	05/01/2038	24,930,000	24,930,000
Ohio HFA Mortgage Revenue (Housing Revenue, FHLB SPA)	0.26	09/01/2036	2,000,000	2,000,000
Warren County OH Health Care Facilities Otterbein Homes Series 1998 B (Health Revenue, U.S. Bank NA LOC)	0.25	07/01/2023	3,000,000	3,000,000

				29,930,000

10

WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Oklahoma : 0.07%

Variable Rate Demand Note §: 0.07%
Oklahoma Turnpike Authority Series E (Transportation Revenue, JPMorgan Chase Bank SPA)	0.24%	01/01/2028	$2,000,000	$2,000,000

Oregon : 0.26%

Variable Rate Demand Notes §: 0.26%

Oregon State JPMorgan Chase PUTTER Trust Series 3989 (GO, JPMorgan Chase Bank LIQ) 144A	0.24	06/29/2012	3,000,000	3,000,000
Port of Portland OR Special Obligation Rate (Port Authority Revenue, Canadian Imperial Bank LOC)	0.24	03/01/2036	5,000,000	5,000,000

				8,000,000

Pennsylvania : 1.57%

Variable Rate Demand Notes §: 1.57%

Beaver County PA IDA FirstEnergy Nuclear Series B (IDR, Citibank NA LOC)	0.24	12/01/2035	2,000,000	2,000,000
Berks County PA Municipal Authority Royal Bank of Canada Floater Certificates Series C-15 (Health Revenue, Royal Bank of Canada LOC) 144A	0.25	11/01/2012	1,995,000	1,995,000
Lancaster County PA Hospital Authority Health System Lancaster General Hospital (Health Revenue, Bank of America NA LOC)	0.32	07/01/2041	8,840,000	8,840,000
Montgomery County PA IDA Series 3238 (Health Revenue, FHA Insured, Morgan Stanley Bank LIQ) 144A	0.40	08/01/2030	1,000,000	1,000,000
Pennsylvania HFA Series 94-B (Housing Revenue, GO of Agency Insured, PNC Bank NA SPA)	0.25	04/01/2027	4,880,000	4,880,000
Pennsylvania Housing Finance Agency Series 85C (Housing Revenue, FNMA LOC, GO of Agency Insured)	0.24	10/01/2035	5,000,000	5,000,000
Pennsylvania Public School Building Authority (Education Revenue, FSA Insured, Morgan Stanley Bank LIQ)	0.40	06/01/2032	10,000,000	10,000,000
Philadelphia PA Authority IDR Series B-2 (IDR, Bank of America NA LOC)	0.30	10/01/2030	3,000,000	3,000,000
Philadelphia PA Gas Works Series E (Utilities Revenue, PNC Bank NA LOC)	0.24	08/01/2031	2,000,000	2,000,000
Philadelphia PA Series 2005 C-2 (Airport Revenue, Royal Bank of Canada LOC)	0.23	06/15/2025	7,000,000	7,000,000
Southeastern Pennsylvania Transportation Authority Series 2007 (Tax Revenue, PNC Bank NA LOC)	0.25	03/01/2022	2,000,000	2,000,000

				47,715,000

South Carolina : 0.43%

Other Municipal Debt : 0.20%

South Carolina Public Service Authority Subseries AA (Miscellaneous Revenue)	0.19	06/19/2012	2,000,000	2,000,000
South Carolina Public Service Authority Subseries AA (Miscellaneous Revenue)	0.20	06/06/2012	1,000,000	1,000,000
South Carolina Public Service Authority Subseries CC (Miscellaneous Revenue)	0.20	06/05/2012	1,000,000	1,000,000
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation Project Series 2000B-1 (IDR)	0.45	06/01/2012	1,000,000	1,000,000
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation Project Series 2000B-3 (IDR)	0.45	06/01/2012	1,000,000	1,000,000

				6,000,000

11

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Note §: 0.23%
Greenville County SC School District Installment PFOTER Series 730 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.31%	12/01/2028	$7,000,000	$7,000,000

South Dakota : 0.44%

Variable Rate Demand Notes §: 0.44%

South Dakota HEFA Avera Health Subseries A1 (Health Revenue, U.S. Bank NA LOC)	0.25	07/01/2038	10,470,000	10,470,000
South Dakota Housing Development Authority Series C (Housing Revenue, FHLB SPA)	0.24	05/01/2037	3,000,000	3,000,000

				13,470,000

Tennessee : 0.51%

Variable Rate Demand Notes §: 0.51%

Johnson City TN Health & Educational Facilities Board (Health Revenue, PNC Bank NA LOC)	0.24	07/01/2033	7,830,000	7,830,000
Johnson City TN Health & Educational Facilities Board (Health Revenue, U.S. Bank NA LOC)	0.25	07/01/2033	725,000	725,000
Montgomery County TN Public Building Authority Pooled Financing Revenue (Miscellaneous Revenue, Bank of America NA LOC)	0.33	07/01/2034	4,500,000	4,500,000
Montgomery County TN Public Building Authority Pooled Financing Revenue (Miscellaneous Revenue, Bank of America NA LOC)	0.33	02/01/2036	2,570,000	2,570,000

				15,625,000

Texas : 4.98%

Other Municipal Debt : 0.49%

Austin TX Combined Utility System Series A (Utilities Revenue)	0.26	05/03/2012	14,000,000	14,000,000
Upper Trinity Regional Water District Series A (Water & Sewer Revenue)	0.30	05/02/2012	1,000,000	1,000,000

				15,000,000

Variable Rate Demand Notes §: 4.49%

Austin TX Airport System Series A (Airport Revenue, State Street Bank & Trust Company LOC)	0.25	11/15/2017	1,000,000	1,000,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series A (Miscellaneous Revenue, JPMorgan Chase Bank LOC)	0.24	06/01/2038	8,000,000	8,000,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D2 (Health Revenue, JPMorgan Chase & Company LOC)	0.25	06/01/2029	2,000,000	2,000,000
Harris County TX Industrial Development Corporation Deer Park Refining A RMKT (Resource Recovery Revenue)	0.25	03/01/2023	7,000,000	7,000,000
Houston TX Independent School District (Tax Revenue, Pacific School Funding-GTD Insured, Bank of America NA SPA)	0.29	06/15/2031	3,000,000	3,000,000
Lower Neches River Valley Authority Texas Individual Development Corporation Facilities Revenue Exxon Mobil Project Series B (IDR)	0.22	11/01/2029	2,000,000	2,000,000
Mission TX Economic Development Corporation (Miscellaneous Revenue, Bank of America NA LOC)	0.34	04/01/2022	3,000,000	3,000,000
North Texas Tollway Authority Revenue Series D (Transportation Revenue, JPMorgan Chase Bank LOC)	0.25	01/01/2049	7,000,000	7,000,000
Pasadena TX Independent School District Series B (Tax Revenue, AGM Insured, Bank of America NA SPA)	0.65	02/01/2035	1,000,000	1,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2009A (Resource Recovery Revenue)	0.23	12/01/2039	2,000,000	2,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2009B (Resource Recovery Revenue)	0.23	12/01/2039	1,000,000	1,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2009C (Resource Recovery Revenue)	0.23	12/01/2039	2,000,000	2,000,000

12

WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes § (continued)

Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2010A (IDR)	0.23%	04/01/2040	$4,000,000	$4,000,000
Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Subseries 2010D (IDR)	0.23	11/01/2040	6,200,000	6,200,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Miscellaneous Revenue, Morgan Stanley Bank LIQ)	0.40	12/15/2026	4,000,000	4,000,000
Texas State Tax and Revenue JPMorgan Chase PUTTER Trust Series 3942 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.25	08/30/2012	12,000,000	12,000,000
Texas State Tax and Revenue JPMorgan Chase PUTTER Trust Series 3945 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.25	08/30/2012	7,000,000	7,000,000
Texas State Tax and Revenue JPMorgan Chase PUTTER Trust Series 3946 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.25	08/30/2012	17,620,000	17,620,000
Texas State Tax and Revenue JPMorgan Chase PUTTER Trust Series 3984 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.25	08/30/2012	20,565,000	20,565,000
Texas State TRAN Series A JPMorgan Chase PUTTER Trust Series 3964 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.25	08/30/2012	9,000,000	9,000,000
Texas TAN JPMorgan Chase PUTTER Trust Series 3953 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.25	08/30/2012	13,880,000	13,880,000
Texas Taxable Product Development Program Series A (GO, National Australia Bank SPA)	0.25	06/01/2045	3,000,000	3,000,000

				136,265,000

Virginia : 0.03%

Variable Rate Demand Note §: 0.03%
Virginia Small Business Financing Authority Hampton University Series 2008 A (Education Revenue, PNC Bank NA LOC)	0.23	12/01/2038	1,000,000	1,000,000

Washington : 1.02%

Other Municipal Debt : 0.07%
Port of Seattle (Port Authority Revenue)	0.35	05/21/2012	2,000,000	2,000,000

Variable Rate Demand Notes §: 0.95%

King City WA JPMorgan Chase PUTTER Trust Series 4058 (GO, JPMorgan Chase Bank LIQ) 144A	0.25	02/28/2013	2,000,000	2,000,000
Washington GO PUTTER Series 2640 (GO, JPMorgan Chase Bank LIQ)	0.25	01/01/2016	9,995,000	9,995,000
Washington HCFR Swedish Health Services Series C (Health Revenue, Bank of America NA LOC)	0.30	11/15/2039	15,000,000	15,000,000
Washington Housing Finance Commission Series 1430-R (Housing Revenue, GNMA, FNMA Insured, Bank of America NA SPA)	0.46	06/01/2037	2,000,000	2,000,000

				28,995,000

Wisconsin : 0.69%

Variable Rate Demand Notes §: 0.69%

Wisconsin Housing & EDA Home Ownership Series D (Housing Revenue, FNMA LOC, GO of Authority Insured)	0.25	09/01/2035	2,100,000	2,100,000
Wisconsin Housing & EDA Series F (Housing Revenue, GO of Authority Insured, Bank of Nova Scotia SPA)	0.27	05/01/2030	6,790,000	6,790,000
Wisconsin Housing & EDA Series F (Housing Revenue, GO of Authority Insured, Bank of Nova Scotia SPA)	0.27	11/01/2030	8,585,000	8,585,000

13

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Variable Rate Demand Notes §(continued)
Wisconsin State HEFA Hess Memorial Hospital Incorporated Series 2007 (Health Revenue, U.S. Bank NA LOC)	0.25%	05/01/2024	$3,390,000	$3,390,000

				20,865,000

Wyoming : 0.02%

Variable Rate Demand Note §: 0.02%
Wyoming Student Loan Corporation Series A-1 (Education Revenue, Royal Bank of Canada LOC)	0.25	06/01/2035	465,000	465,000

Total Municipal Bonds and Notes (Cost $905,527,230)				905,527,230

Other Instruments : 0.29%
Ally Auto Receivables Trust Asset Backed Security Floating Rate Note	0.49	01/16/2013	1,230,967	1,230,967
Ascension Health Care Municipal Commercial Paper (z)	0.18	05/10/2012	5,000,000	4,999,775
Australia & New Zealand Banking Group Limited Yankee Corporate Bond ±144A	0.75	06/18/2012	1,000,000	1,000,686
Merrill Lynch PFOTER Series TNP-003 ±144A§	0.44	04/01/2026	1,685,000	1,685,000

Total Other Instruments (Cost $8,916,428)				8,916,428

Other Notes : 6.68%

Corporate Bonds and Notes : 6.68%
Bank of America Corporation	2.38	06/22/2012	13,000,000	13,041,501
Bank of America Corporation	3.13	06/15/2012	20,000,000	20,073,819
BNZ International Funding Limited	2.63	06/05/2012	3,000,000	3,006,792
Citibank NA	1.88	06/04/2012	10,000,000	10,016,245
Citigroup Funding Incorporated	2.13	07/12/2012	1,000,000	1,003,895
General Electric Capital Corporation	2.20	06/08/2012	31,000,000	31,066,799
Goldman Sachs Group Incorporated	3.25	06/15/2012	14,000,000	14,053,824
IBM Corporation ±	0.50	06/15/2012	3,000,000	3,001,138
John Deere Capital Corporation	2.88	06/19/2012	6,231,000	6,253,966
JPMorgan Chase & Company ±	0.50	11/16/2012	1,000,000	1,000,000
JPMorgan Chase & Company ±	0.50	01/18/2013	8,000,000	7,998,858
JPMorgan Chase & Company ±	0.70	11/01/2012	5,000,000	5,005,784
JPMorgan Chase & Company ±	0.97	09/21/2012	6,000,000	6,011,692
JPMorgan Chase & Company	2.13	06/22/2012	23,000,000	23,065,023
JPMorgan Chase & Company	2.20	06/15/2012	18,000,000	18,045,973
JPMorgan Chase Bank NA ±	0.36	11/21/2012	3,000,000	3,001,217
Key Bank NA	3.20	06/15/2012	3,000,000	3,011,349
Morgan Stanley	1.95	06/20/2012	12,000,000	12,029,947
PNC Funding Corporation	2.30	06/22/2012	10,000,000	10,030,953
U.S. Bancorp NA	1.80	05/15/2012	12,000,000	12,007,741

Total Other Notes (Cost $202,726,516)				202,726,516

Repurchase Agreements : 6.95%
Citigroup Global Markets, dated 04/30/2012, maturity value $45,000,250 (1)	0.20	05/01/2012	45,000,000	45,000,000
Goldman Sachs & Company, dated 04/30/2012, maturity value $25,000,160 (2)	0.23	05/01/2012	25,000,000	25,000,000
Merrill Pierce Fenner SM dated 04/30/2012, maturity value $45,500,253 (3)	0.20	05/01/2012	45,500,000	45,500,000
Morgan Stanley & Company, dated 04/30/2012, maturity value $25,400,134 (4)	0.19	05/01/2012	25,400,000	25,400,000
Societe Generale NY, dated 04/30/2012, maturity value $45,000,263 (5)	0.21	05/01/2012	45,000,000	45,000,000

14

WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name		Interest Rate	Maturity Date	Principal	Value
Repurchase Agreements (continued)
UBS Securities LLC, dated 04/30/2012, maturity value $25,000,146 (6)		0.21%	05/01/2012	$25,000,000	$25,000,000

Total Repurchase Agreements (Cost $210,900,000)					210,900,000

Treasury Debt : 8.53%
U.S. Treasury Bill (z)		0.04	05/17/2012	22,000,000	21,999,609
U.S. Treasury Bill (z)		0.05	05/24/2012	24,000,000	23,999,250
U.S. Treasury Bill (z)		0.07	05/31/2012	13,000,000	12,999,215
U.S. Treasury Bill (z)		0.08	07/12/2012	16,000,000	15,997,390
U.S. Treasury Bill (z)		0.08	07/05/2012	14,000,000	13,997,942
U.S. Treasury Bill (z)		0.10	08/09/2012	35,000,000	34,990,416
U.S. Treasury Bill (z)		0.13	08/16/2012	40,000,000	39,985,771
U.S. Treasury Bill (z)		0.13	08/23/2012	41,000,000	40,984,064
U.S. Treasury Bill (z)		0.14	10/04/2012	9,000,000	8,994,501
U.S. Treasury Bill (z)		0.15	08/30/2012	35,000,000	34,983,455
U.S. Treasury Bill (z)		0.15	10/11/2012	10,000,000	9,993,431

Total Treasury Debt (Cost $258,925,044)					258,925,044

Total Investments in Securities (Cost $3,035,342,065)	101.04%				3,035,342,065

Other Assets and Liabilities, Net	(1.04)				(31,165,924)

Total Net Assets	100.00%				$3,004,176,141

±	Variable rate investment
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
§	These securities are subject to a demand feature which reduces the effective maturity.
^^	Collateralized by:
(1)	U.S. government securities, 1.625% to 6.12%, 10/1/2016 to 3/1/2042, fair value including accrued interest is $46,350,000.
(2)	U.S. government securities, 0.00% to 6.75%, 7/23/2012 to 7/15/2032, fair value including accrued interest is $25,500,006.
(3)	U.S. government securities, 0.00% to 9.40%, 5/15/2012 to 1/15/2048, fair value including accrued interest is $46,410,108.
(4)	U.S. government securities, 3.50% to 5.50%, 11/1/2038 to 3/1/2042, fair value including accrued interest is $26,162,000.
(5)	U.S. government securities, 3.00% to 5.50%, 11/1/2026 to 4/1/2042, fair value including accrued interest is $46,350,000.
(6)	U.S. government securities, 2.50% to 7.00%, 5/1/2018 to 11/1/2048, fair value including accrued interest is $25,750,000.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

15

WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND

NOTES TO PORTFOLIO OF INVESTMENTS – April 30, 2012 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Prime Investment Money Market Fund (the “Fund”).

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity. If amortized cost is determined not to approximate fair value, the fair value of portfolio securities will be determined under procedures established in good faith and approved by the Board of Trustees.

Investments which are not valued the method discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to- market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2012, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended April 30, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Repurchase Agreements ^^: 57.64%
Barclays Capital Incorporated, dated 04/24/2012, maturity value $250,005,347 (1)	0.11%	05/01/2012	$250,000,000	$250,000,000
Barclays Capital Incorporated, dated 04/27/2012, maturity value $250,006,319 (2)	0.13	05/04/2012	250,000,000	250,000,000
Barclays Capital Incorporated, dated 04/30/2012, maturity value $694,278,471 (3)	0.18	05/01/2012	694,275,000	694,275,000
BNP Paribus Securities Corporation, dated 04/30/2012, maturity value $500,002,500 (4)	0.18	05/01/2012	500,000,000	500,000,000
Credit Suisse Securities USA, dated 04/25/2012, maturity value $250,006,806 (5)	0.14	05/02/2012	250,000,000	250,000,000
Credit Suisse Securities USA, dated 04/30/2012, maturity value $250,007,778 (6)	0.16	05/07/2012	250,000,000	250,000,000
Credit Suisse Securities USA, dated 04/30/2012, maturity value $400,001,889 (7)	0.17	05/01/2012	400,000,000	400,000,000
Deutsche Bank Securities, dated 04/30/2012, maturity value $534,302,820 (8)	0.19	05/01/2012	534,300,000	534,300,000
Goldman Sachs & Company, dated 04/30/2012, maturity value $100,000,278 (9)	0.10	05/01/2012	100,000,000	100,000,000
Merrill Lynch Pierce Fenner & Smith Incorporated, dated 04/30/2012, maturity value $125,000,590 (10)	0.17	05/01/2012	125,000,000	125,000,000
Morgan Stanley & Company, dated 04/30/2012, maturity value $150,000,708 (11)	0.17	05/01/2012	150,000,000	150,000,000
Royal Bank Scotland, dated 04/30/2012, maturity value $1,000,005,000 (12)	0.18	05/01/2012	1,000,000,000	1,000,000,000
Societe Generale NY, dated 04/30/2012, maturity value $1,000,005,000 (13)	0.18	05/01/2012	1,000,000,000	1,000,000,000
UBS Securities LLC, dated 04/26/2012, maturity value $250,006,806 (14)	0.14	05/03/2012	250,000,000	250,000,000
UBS Securities LLC, dated 04/30/2012, maturity value $600,003,000 (15)	0.18	05/01/2012	600,000,000	600,000,000

Total Repurchase Agreements (Cost $6,353,575,000)				6,353,575,000

Treasury Debt : 42.36%
U.S. Treasury Bill (z)	0.05	05/03/2012	100,000,000	99,999,699
U.S. Treasury Bill (z)	0.08	05/10/2012	100,000,000	99,998,038
U.S. Treasury Bill (z)	0.08	06/07/2012	300,000,000	299,975,564
U.S. Treasury Bill (z)	0.08	07/12/2012	150,000,000	149,975,545
U.S. Treasury Bill (z)	0.08	07/19/2012	150,000,000	149,973,086
U.S. Treasury Bill (z)	0.08	07/26/2012	300,000,000	299,942,536
U.S. Treasury Bill (z)	0.08	07/05/2012	300,000,000	299,955,876
U.S. Treasury Bill (z)	0.09	05/24/2012	250,000,000	249,987,285
U.S. Treasury Bill (z)	0.09	06/28/2012	300,000,000	299,957,708
U.S. Treasury Bill (z)	0.09	06/14/2012	250,000,000	249,970,544
U.S. Treasury Bill (z)	0.10	06/21/2012	300,000,000	299,959,483
U.S. Treasury Bill (z)	0.10	08/09/2012	100,000,000	99,972,619
U.S. Treasury Bill (z)	0.11	05/31/2012	250,000,000	249,979,971
U.S. Treasury Bill (z)	0.12	08/23/2012	250,000,000	249,903,021
U.S. Treasury Bill (z)	0.13	10/25/2012	150,000,000	149,907,813
U.S. Treasury Bill (z)	0.13	09/06/2012	200,000,000	199,909,333
U.S. Treasury Bill (z)	0.14	10/18/2012	50,000,000	49,968,125
U.S. Treasury Bill (z)	0.14	09/13/2012	200,000,000	199,895,000
U.S. Treasury Bill (z)	0.14	10/04/2012	150,000,000	149,908,350
U.S. Treasury Bill (z)	0.15	10/11/2012	50,000,000	49,967,174
U.S. Treasury Bill (z)	0.15	09/27/2012	150,000,000	149,908,427
U.S. Treasury Bill (z)	0.15	09/20/2012	100,000,000	99,940,833
U.S. Treasury Bill (z)	0.15	11/01/2012	100,000,000	99,924,167
U.S. Treasury Note	0.38	08/31/2012	50,000,000	50,039,316
U.S. Treasury Note	0.63	06/30/2012	150,000,000	150,135,480
U.S. Treasury Note	1.38	09/15/2012	25,000,000	25,112,487
U.S. Treasury Note	1.75	08/15/2012	35,000,000	35,164,387
U.S. Treasury Note	1.88	06/15/2012	100,000,000	100,219,592
U.S. Treasury Note	4.13	08/31/2012	9,500,000	9,625,124
U.S. Treasury Note	4.25	09/30/2012	50,000,000	50,846,954

Total Treasury Debt (Cost $4,670,023,537)				4,670,023,537

Total Investments in Securities (Cost $11,023,598,537)*	100.00%			11,023,598,537

Other Assets and Liabilities, Net	0.00			(82,675)

Total Net Assets	100.00%			$11,023,515,862

^^	Collateralized by:
(1)	U.S. government securities, 1.00% to 4.25%, 7/15/2012 to 3/31/2019, fair value including accrued interest is $255,000,088.
(2)	U.S. government securities, 1.50% to 2.50%, 1/15/2014 to 3/31/2019, fair value including accrued interest is $255,000,094.
(3)	U.S. government securities, 0.00% to 11.25%, 5/15/2012 to 8/15/2041, fair value including accrued interest is $708,160,521.

1

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND

(4)	U.S. government securities, 1.00% to 4.25%, 5/15/2014 to 8/15/2015, fair value including accrued interest is $510,000,085.
(5)	U.S. government security, 1.00%, 3/31/2017, fair value including accrued interest is $255,003,532.
(6)	U.S. government securities, 1.00% to 2.00%, 11/30/2013 to 3/31/2017, fair value including accrued interest is $255,003,880.
(7)	U.S. government securities, 2.375% to 2.625%, 2/28/2015 to 8/15/2020, fair value including accrued interest is $408,000,942.
(8)	U.S. government securities, 0.125% to 4.375%, 2/28/2013 to 5/15/2041, fair value including accrued interest is $544,986,113.
(9)	U.S. government security, 3.00%, 7/15/2012, fair value including accrued interest is $102,000,102.
(10)	U.S. government securities, 0.875% to 1.50%, 7/31/2016 to 4/30/2017, fair value including accrued interest is $127,500,065.
(11)	U.S. government securities, 0.00% to 2.75%, 5/10/2012 to 5/31/2017, fair value including accrued interest is $153,000,101.
(12)	U.S. government securities, 0.125% to 8.75%, 7/15/2013 to 5/15/2037, fair value including accrued interest is $1,020,004,302.
(13)	U.S. government securities, 0.00% to 2.375%, 5/24/2012 to 3/31/2016, fair value including accrued interest is $1,020,000,001.
(14)	U.S. government security, 1.25%, 4/30/2019, fair value including accrued interest is $255,000,049.
(15)	U.S. government securities, 0.00% to 1.50%, 4/4/2013 to 3/31/2019, fair value including accrued interest is $612,000,006.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

2

WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND

NOTES TO PORTFOLIO OF INVESTMENTS – APRIL 30, 2012 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Treasury Plus Money Market Fund (the “Fund”).

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity. If amortized cost is determined not to approximate fair value, the fair value of portfolio securities will be determined under procedures established in good faith and approved by the Board of Trustees.

Investments which are not valued the method discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2012 all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended April 30, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 99.14%

Consumer Discretionary : 21.53%

Auto Components : 1.17%
BorgWarner Incorporated †«	124,550	$9,844,432

Automobiles : 0.79%
Harley-Davidson Incorporated	126,600	6,624,978

Hotels, Restaurants & Leisure : 2.62%
Starbucks Corporation	222,474	12,765,558
Yum! Brands Incorporated	126,050	9,167,617

		21,933,175

Internet & Catalog Retail : 2.79%
Amazon.com Incorporated †	45,290	10,502,751
priceline.com Incorporated †	16,910	12,865,466

		23,368,217

Media : 0.99%
CBS Corporation Class B	247,570	8,256,460

Multiline Retail : 3.39%
Dollar General Corporation †	355,115	16,853,758
Nordstrom Incorporated	205,700	11,490,402

		28,344,160

Specialty Retail : 4.33%
Home Depot Incorporated	277,000	14,345,830
Limited Brands Incorporated	269,900	13,414,030
TJX Companies Incorporated	203,200	8,475,472

		36,235,332

Textiles, Apparel & Luxury Goods : 5.45%
Coach Incorporated	115,170	8,425,837
lululemon athletica Incorporated †	139,550	10,346,237
Nike Incorporated Class B	124,650	13,944,596
Ralph Lauren Corporation	74,700	12,868,569

		45,585,239

Consumer Staples : 8.06%

Beverages : 1.15%
Monster Beverage Corporation †	147,950	9,610,832

Food & Staples Retailing : 3.51%
Costco Wholesale Corporation	197,850	17,444,435
Whole Foods Market Incorporated	143,950	11,957,927

		29,402,362

Food Products : 1.60%
Mead Johnson & Company	156,100	13,355,916

Personal Products : 1.80%
Estee Lauder Companies Incorporated Class A	230,800	15,082,780

1

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND

Security Name	Shares	Value
Pharmaceuticals : 0.99%
Novo Nordisk A/S ADR	56,550	$8,313,981

Energy : 8.75%

Energy Equipment & Services : 2.98%
Cameron International Corporation †	145,300	7,446,625
Ensco International plc ADR	159,200	8,700,280
Schlumberger Limited	118,750	8,804,125

		24,951,030

Oil, Gas & Consumable Fuels : 5.77%
Exxon Mobil Corporation	142,900	12,337,986
Occidental Petroleum Corporation	85,600	7,808,432
Pioneer Natural Resources Company	120,780	13,988,740
Plains Exploration & Product Company †	84,400	3,447,740
The Williams Companies Incorporated	314,900	10,716,047

		48,298,945

Financials : 2.03%

Capital Markets : 0.55%
Ameriprise Financial Incorporated	83,850	4,545,509

Consumer Finance : 1.48%
Capital One Financial Corporation	107,450	5,961,326
Discover Financial Services	190,250	6,449,475

		12,410,801

Health Care : 13.58%

Biotechnology : 2.57%
Alexion Pharmaceuticals Incorporated †	109,982	9,933,574
Gilead Sciences Incorporated †	222,300	11,561,823

		21,495,397

Health Care Equipment & Supplies : 1.17%
Intuitive Surgical Incorporated †	17,000	9,829,400

Health Care Providers & Services : 2.05%
Humana Incorporated	106,600	8,600,488
UnitedHealth Group Incorporated	152,910	8,585,897

		17,186,385

Health Care Technology : 1.62%
Cerner Corporation †	166,900	13,533,921

Pharmaceuticals : 6.17%
Abbott Laboratories	293,500	18,214,610
Allergan Incorporated	145,540	13,971,840
Bristol-Myers Squibb Company	319,900	10,675,063
Shire plc ADR	89,443	8,726,059

		51,587,572

Industrials : 9.93%

Aerospace & Defense : 1.17%
Precision Castparts Corporation	55,150	9,726,806

2

WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Shares	Value
Machinery : 5.10%
Caterpillar Incorporated	131,000	$13,462,870
Cummins Incorporated	86,261	9,991,612
Danaher Corporation	249,300	13,517,046
Deere & Company	69,500	5,724,020

		42,695,548

Road & Rail : 2.64%
Hertz Global Holdings Incorporated †	318,400	4,906,544
Kansas City Southern	94,100	7,247,582
Union Pacific Corporation	88,189	9,915,971

		22,070,097

Trading Companies & Distributors : 1.02%
W.W. Grainger Incorporated «	41,137	8,549,091

Information Technology : 28.07%

Communications Equipment : 1.38%
F5 Networks Incorporated †	86,100	11,531,373

Computers & Peripherals : 9.24%
Apple Incorporated †	122,825	71,759,278
NetApp Incorporated †	143,000	5,552,690

		77,311,968

Internet Software & Services : 6.20%
Baidu.com Incorporated ADR †«	72,660	9,641,982
eBay Incorporated †	455,750	18,708,538
Google Incorporated Class A †	38,900	23,543,447

		51,893,967

IT Services : 5.28%
Alliance Data Systems Corporation †	66,750	8,576,708
Cognizant Technology Solutions Corporation Class A †	188,900	13,850,148
MasterCard Incorporated	16,410	7,421,751
Visa Incorporated Class A «	116,450	14,321,021

		44,169,628

Semiconductors & Semiconductor Equipment : 1.92%
Avago Technologies Limited	289,850	9,994,028
Broadcom Corporation Class A	167,000	6,112,200

		16,106,228

Software : 4.05%
Autodesk Incorporated †	265,365	10,447,420
Citrix Systems Incorporated †	110,937	9,497,317
TIBCO Software Incorporated †	195,550	6,433,595
VMware Incorporated †	67,050	7,490,826

		33,869,158

Materials : 1.94%

Chemicals : 1.94%
Monsanto Company	212,700	16,203,487

3

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND

Security Name		Shares	Value
Telecommunication Services : 4.26%

Wireless Telecommunication Services : 4.26%
Crown Castle International Corporation †		226,850	$12,841,973
QUALCOMM Incorporated		357,350	22,813,224

			35,655,197

Total Common Stocks (Cost $717,271,363)			829,579,372

		Principal
Other : 0.36%
Gryphon Funding Limited, Pass-Through Entity (v)(i)(a)		$4,100,644	1,148,180
VFNC Corporation, Pass-Through Entity, 0.24% (v)(i)(a)±144A		4,503,472	1,891,458

Total Other (Cost $1,131,151)			3,039,638

	Yield	Shares
Short-Term Investments : 3.52%

Investment Companies : 3.52%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.11%	7,083,374	7,083,374
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.19	22,405,624	22,405,624

Total Short-Term Investments (Cost $29,488,998)			29,488,998

Total Investments in Securities (Cost $747,891,512)*	103.02%	862,108,008
Other Assets and Liabilities, Net	(3.02)	(25,307,507)

Total Net Assets	100.00%	$836,800,501

†	Non-income earning security
«	All or a portion of this security is on loan.
(v)	Security represents investment of cash collateral received from securities on loan.
(i)	Illiquid security
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
±	Variable rate investment
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $751,870,868 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$118,822,457
Gross unrealized depreciation	(8,585,317)

Net unrealized appreciation	$110,237,140

4

WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS – APRIL 30, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Capital Growth Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Fund holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$829,579,372	$0	$0	$829,579,372
Other	0	0	3,039,638	3,039,638
Short-term investments
Investment companies	7,083,374	22,405,624	0	29,488,998

	$836,662,746	$22,405,624	$3,039,638	$862,108,008

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended April 30, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE DISCIPLINED U.S. CORE FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 99.22%

Consumer Discretionary : 11.11%

Auto Components : 0.43%
Dana Holding Corporation	70,796	$1,035,038
The Goodyear Tire & Rubber Company †	78,681	863,917

		1,898,955

Automobiles : 0.56%
Ford Motor Company «	220,510	2,487,353

Diversified Consumer Services : 0.85%
Apollo Group Incorporated Class A †	13,967	491,918
ITT Educational Services Incorporated †«	43,026	2,840,577
Service Corporation International US	39,742	460,212

		3,792,707

Hotels, Restaurants & Leisure : 0.52%
McDonald’s Corporation	24,057	2,344,355

Internet & Catalog Retail : 0.16%
Expedia Incorporated «	17,165	731,744

Media : 3.50%
Comcast Corporation Class A	141,391	4,288,389
DIRECTV Group Incorporated †«	60,206	2,966,350
Gannett Company Incorporated	38,000	525,160
Interpublic Group of Companies Incorporated	56,135	662,954
News Corporation Class A	138,735	2,719,206
Time Warner Incorporated	58,594	2,194,931
Walt Disney Company	52,277	2,253,661

		15,610,651

Multiline Retail : 1.71%
Big Lots Incorporated †	11,500	421,360
Dillard’s Incorporated Class A «	55,681	3,594,765
Dollar Tree Incorporated †	28,923	2,940,312
Target Corporation	11,675	676,449

		7,632,886

Specialty Retail : 3.38%
Best Buy Company Incorporated «	105,292	2,323,794
GameStop Corporation Class A «	116,925	2,661,213
Gap Incorporated	34,795	991,658
Home Depot Incorporated	76,776	3,976,229
Limited Brands Incorporated	11,349	564,045
Lowe’s Companies Incorporated	104,236	3,280,307
RadioShack Corporation «	253,378	1,312,498

		15,109,744

Consumer Staples : 9.81%

Beverages : 2.03%
Coca-Cola Enterprises Incorporated	28,214	849,806
Constellation Brands Incorporated Class A †	125,715	2,715,444

1

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DISCIPLINED U.S. CORE FUND

Security Name	Shares	Value
Beverages (continued)
The Coca-Cola Company	72,119	$5,504,122

		9,069,372

Food & Staples Retailing : 4.23%
Costco Wholesale Corporation	15,136	1,334,541
CVS Caremark Corporation	82,564	3,684,006
Kroger Company	129,497	3,013,395
Safeway Incorporated «	120,604	2,451,879
SUPERVALU Incorporated «	433,476	2,574,847
Wal-Mart Stores Incorporated	98,867	5,824,255

		18,882,923

Food Products : 1.41%
Archer Daniels Midland Company	85,839	2,646,416
Dean Foods Company †	226,993	2,787,474
Tyson Foods Incorporated Class A	49,055	895,254

		6,329,144

Household Products : 0.51%
Procter & Gamble Company	35,602	2,265,711

Personal Products : 0.50%
Herbalife Limited	32,016	2,251,365

Tobacco : 1.13%
Philip Morris International	56,274	5,037,086

Energy : 11.66%

Energy Equipment & Services : 0.66%
Baker Hughes Incorporated	11,786	519,880
Halliburton Company	45,269	1,549,105
Schlumberger Limited	12,056	893,832

		2,962,817

Oil, Gas & Consumable Fuels : 11.00%
Apache Corporation	13,250	1,271,205
ChevronTexaco Corporation	86,927	9,262,941
ConocoPhillips	64,214	4,599,649
EOG Resources Incorporated	13,890	1,525,261
Exxon Mobil Corporation	188,585	16,282,429
Hess Corporation	10,738	559,879
Marathon Oil Corporation	85,817	2,517,871
Marathon Petroleum Corporation	77,772	3,236,093
Murphy Oil Corporation	44,516	2,447,045
Occidental Petroleum Corporation	6,145	560,547
Sunoco Incorporated	34,730	1,711,842
Tesoro Corporation †	90,726	2,109,380
Valero Energy Corporation	122,630	3,028,961

		49,113,103

Financials : 13.93%

Capital Markets : 0.73%
Bank of New York Mellon Corporation	45,163	1,068,105
State Street Corporation	27,835	1,286,534

2

WELLS FARGO ADVANTAGE DISCIPLINED U.S. CORE FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Shares	Value
Capital Markets (continued)
T. Rowe Price Group Incorporated	14,000	$883,610

		3,238,249

Commercial Banks : 1.59%
Fifth Third Bancorp	32,363	460,525
PNC Financial Services Group Incorporated	10,214	677,392
Regions Financial Corporation	136,145	917,617
SunTrust Banks Incorporated	37,315	906,008
US Bancorp	110,752	3,562,892
Zions Bancorporation	28,000	570,920

		7,095,354

Consumer Finance : 1.64%
American Express Company	23,085	1,389,948
Capital One Financial Corporation	55,956	3,104,439
Discover Financial Services	83,861	2,842,888

		7,337,275

Diversified Financial Services : 2.74%
Bank of America Corporation	191,725	1,554,890
Citigroup Incorporated	94,480	3,121,619
JPMorgan Chase & Company	162,706	6,993,104
NASDAQ Stock Market Incorporated †	23,140	568,550

		12,238,163

Insurance : 4.02%
ACE Limited	12,312	935,343
AFLAC Incorporated	58,636	2,640,965
American Financial Group Incorporated	58,407	2,273,200
Berkshire Hathaway Incorporated Class B †	49,349	3,970,127
Chubb Corporation	13,096	956,925
Lincoln National Corporation	21,270	526,858
MetLife Incorporated	73,549	2,649,970
Prudential Financial Incorporated	46,861	2,836,965
Torchmark Corporation «	23,962	1,167,189

		17,957,542

REITs : 3.21%
Equity Residential	41,789	2,567,516
HCP Incorporated	68,113	2,823,284
Host Hotels & Resorts Incorporated «	169,349	2,817,967
Public Storage Incorporated	20,020	2,868,065
Simon Property Group Incorporated	20,993	3,266,511

		14,343,343

Health Care : 12.19%

Biotechnology : 0.93%
Amgen Incorporated	36,721	2,611,230
Celgene Corporation †	21,105	1,538,977

		4,150,207

Health Care Equipment & Supplies : 0.59%
Boston Scientific Corporation †	353,114	2,210,494

3

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DISCIPLINED U.S. CORE FUND

Security Name	Shares	Value
Health Care Equipment & Supplies (continued)
Medtronic Incorporated	11,022	$421,040

		2,631,534

Health Care Providers & Services : 4.10%
Aetna Incorporated	57,805	2,545,732
AmerisourceBergen Corporation	71,635	2,665,538
Cardinal Health Incorporated	14,518	613,676
CIGNA Corporation	13,799	637,928
Express Scripts Holding Company †	21,558	1,202,721
Humana Incorporated	31,057	2,505,679
McKesson Corporation	32,116	2,935,724
UnitedHealth Group Incorporated	49,318	2,769,206
WellPoint Incorporated	35,908	2,435,281

		18,311,485

Pharmaceuticals : 6.57%
Abbott Laboratories	59,781	3,710,009
Bristol-Myers Squibb Company	81,349	2,714,616
Eli Lilly & Company	67,012	2,773,627
Forest Laboratories Incorporated †	60,962	2,123,306
Johnson & Johnson	97,234	6,328,961
Merck & Company Incorporated	122,735	4,816,121
Pfizer Incorporated	300,883	6,899,247

		29,365,887

Industrials : 9.77%

Aerospace & Defense : 3.61%
General Dynamics Corporation	34,162	2,305,935
L-3 Communications Holdings Incorporated	38,086	2,800,844
Lockheed Martin Corporation	29,590	2,679,079
Northrop Grumman Corporation	42,896	2,714,459
Raytheon Company	53,173	2,878,786
United Technologies Corporation	33,609	2,743,839

		16,122,942

Air Freight & Logistics : 0.57%
FedEx Corporation	28,676	2,530,370

Airlines : 0.21%
Southwest Airlines Company	116,046	960,861

Commercial Services & Supplies : 0.47%
Pitney Bowes Incorporated «	29,745	509,532
RR Donnelley & Sons Company «	125,597	1,571,218

		2,080,750

Industrial Conglomerates : 2.19%
General Electric Company	418,226	8,188,865
Textron Incorporated	59,900	1,595,736

		9,784,601

Machinery : 1.75%
Caterpillar Incorporated	9,821	1,009,304
Cummins Incorporated	22,864	2,648,337
Ingersoll-Rand plc	16,500	701,580
Paccar Incorporated «	20,880	897,005

4

WELLS FARGO ADVANTAGE DISCIPLINED U.S. CORE FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Shares	Value
Machinery (continued)
Parker Hannifin Corporation	12,136	$1,064,206
Timken Company	26,857	1,517,689

		7,838,121

Road & Rail : 0.97%
Amerco Corporation	12,617	1,267,251
CSX Corporation	91,814	2,048,370
Norfolk Southern Corporation	13,883	1,012,487

		4,328,108

Information Technology : 20.64%

Communications Equipment : 2.11%
QUALCOMM Incorporated	52,014	3,320,574
Cisco Systems Incorporated	253,966	5,117,415
Motorola Solutions Incorporated	19,640	1,002,229

		9,440,218

Computers & Peripherals : 8.16%
Apple Incorporated †	37,633	21,986,704
Dell Incorporated †	162,834	2,665,593
EMC Corporation †	99,595	2,809,575
Hewlett-Packard Company	110,435	2,734,371
Seagate Technology plc	103,178	3,173,755
Western Digital Corporation †	79,729	3,094,282

		36,464,280

Electronic Equipment, Instruments & Components : 0.46%
Amkor Technology Incorporated †«	86,358	446,471
Corning Incorporated	83,916	1,204,195
Jabil Circuit Incorporated	17,829	418,090

		2,068,756

Internet Software & Services : 0.60%
IAC InterActive Corporation	55,305	2,662,936

IT Services : 2.79%
Computer Sciences Corporation	16,249	455,947
International Business Machines Corporation	41,845	8,665,263
Total System Services Incorporated	26,719	628,431
Visa Incorporated Class A	22,085	2,716,013

		12,465,654

Office Electronics : 0.56%
Xerox Corporation	324,182	2,522,136

Semiconductors & Semiconductor Equipment : 2.66%
Applied Materials Incorporated	185,708	2,226,639
Intel Corporation	231,918	6,586,471
LSI Logic Corporation †	380,089	3,055,916

		11,869,026

Software : 3.30%
Microsoft Corporation	294,499	9,429,858

5

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DISCIPLINED U.S. CORE FUND

Security Name	Shares	Value
Software (continued)
Oracle Corporation	180,026	$5,290,964

		14,720,822

Materials : 2.54%

Chemicals : 1.34%
CF Industries Holdings Incorporated	16,460	3,177,768
Dow Chemical Company	13,285	450,096
Eastman Chemical Company	13,750	742,088
Mosaic Company	14,875	785,697
Sherwin-Williams Company «	6,875	826,925

		5,982,574

Containers & Packaging : 0.22%
Owens-Illinois Incorporated †	43,205	1,004,516

Metals & Mining : 0.43%
Freeport-McMoRan Copper & Gold Incorporated Class B	11,901	455,808
Newmont Mining Corporation	17,675	842,214
Nucor Corporation	15,819	620,263

		1,918,285

Paper & Forest Products : 0.55%
International Paper Company	73,109	2,435,261

Telecommunication Services : 3.11%

Diversified Telecommunication Services : 2.97%
AT&T Incorporated	241,218	7,938,484
Verizon Communications Incorporated	131,865	5,324,709

		13,263,193

Wireless Telecommunication Services : 0.14%
Sprint Nextel Corporation †«	245,723	609,393

Utilities : 4.46%

Electric Utilities : 1.98%
Duke Energy Corporation «	65,370	1,400,879
Edison International	47,901	2,108,123
Entergy Corporation	39,328	2,578,344
Exelon Corporation	70,231	2,739,711

		8,827,057

Gas Utilities : 0.14%

Questar Corporation	32,050	632,988

Independent Power Producers & Energy Traders : 0.35%
AES Corporation †	123,781	1,549,738

Multi-Utilities : 1.99%
Ameren Corporation	86,476	2,835,548
CenterPoint Energy Incorporated	123,700	2,499,977
Public Service Enterprise Group Incorporated	90,231	2,810,696
Sempra Energy	11,556	748,135

		8,894,356

6

WELLS FARGO ADVANTAGE DISCIPLINED U.S. CORE FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

	$443,165,897	$443,165,897	$443,165,897	$443,165,897
Total Common Stocks (Cost $308,176,473)				$443,165,897

Short-Term Investments : 7.54%

		Yield
Investment Companies : 7.54%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.11%	3,678,278	3,678,278
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.19	29,998,211	29,998,211

Total Short-Term Investments (Cost $33,676,489)				33,676,489

Total Investments in Securities (Cost $341,852,962)*	106.76%			476,842,386

Other Assets and Liabilities, Net	(6.76)			(30,178,316)

Total Net Assets	100.00%			$446,664,070

†	Non-income earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $343,905,557 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$139,670,056
Gross unrealized depreciation	(6,733,227)

Net unrealized appreciation	$132,936,829

7

WELLS FARGO ADVANTAGE DISCIPLINED U.S. CORE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – APRIL 30, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Disciplined U.S. Core Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Futures contracts

The Fund may be subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$443,165,897	$0	$0	$443,165,897
Short-term investments
Investment companies	3,678,278	29,998,211	0	33,676,489

	$446,844,175	$29,998,211	$0	$476,842,386

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended April 30, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

Derivative transactions

During the nine months ended April 30, 2012, the Fund used uninvested cash to enter into futures contracts to gain market exposure.

As of April 30, 2012, the Fund did not have any open futures contracts but had an average notional amount of $2,276,399 in long futures contracts during the nine months ended April 30, 2012.

WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 95.73%

Consumer Discretionary : 20.01%

Hotels, Restaurants & Leisure : 2.05%
Starbucks Corporation	327,147	$18,771,695

Internet & Catalog Retail : 4.19%
Amazon.com Incorporated †	56,900	13,195,110
priceline.com Incorporated †	33,100	25,183,142

		38,378,252

Multiline Retail : 3.15%
Dollar General Corporation †	608,084	28,859,667

Specialty Retail : 4.09%
Limited Brands Incorporated	368,700	18,324,390
TJX Companies Incorporated	457,600	19,086,496

		37,410,886

Textiles, Apparel & Luxury Goods : 6.53%
lululemon athletica incorporated †«	204,140	15,134,940
Nike Incorporated Class B	202,200	22,620,114
Ralph Lauren Corporation	127,700	21,998,879

		59,753,933

Consumer Staples : 4.00%

Food & Staples Retailing : 2.18%
Costco Wholesale Corporation	226,400	19,961,688

Personal Products : 1.82%
Estee Lauder Companies Incorporated Class A	254,400	16,625,040

Energy : 9.73%

Energy Equipment & Services : 1.77%
Ensco International plc ADR	296,800	16,220,120

Oil, Gas & Consumable Fuels : 7.96%
Exxon Mobil Corporation	239,400	20,669,796
Occidental Petroleum Corporation	164,900	15,042,178
Pioneer Natural Resources Company	195,800	22,677,556
The Williams Companies Incorporated	426,800	14,524,004

		72,913,534

Health Care : 10.39%

Biotechnology : 3.85%
Alexion Pharmaceuticals Incorporated †	182,654	16,497,309
Gilead Sciences Incorporated †	360,700	18,760,007

		35,257,316

Health Care Equipment & Supplies : 1.95%
Intuitive Surgical Incorporated †	30,900	17,866,380

1

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND

Security Name	Shares	Value
Pharmaceuticals : 4.59%
Abbott Laboratories	341,600	$21,199,696
Shire plc ADR	212,912	20,771,695

		41,971,391

Industrials : 11.41%

Aerospace & Defense : 2.56%
Precision Castparts Corporation	133,000	23,457,210

Machinery : 5.12%
Cummins Incorporated	160,294	18,566,854
Danaher Corporation	522,500	28,329,950

		46,896,804

Road & Rail : 3.73%
Hertz Global Holdings Incorporated †	967,800	14,913,798
Union Pacific Corporation	170,914	19,217,570

		34,131,368

Information Technology : 34.83%

Communications Equipment : 5.15%
F5 Networks Incorporated †	122,300	16,379,639
QUALCOMM Incorporated	481,400	30,732,576

		47,112,215

Computers & Peripherals : 8.80%
Apple Incorporated †	137,949	80,595,324

Internet Software & Services : 8.28%
Baidu.com Incorporated ADR †	119,600	15,870,920
eBay Incorporated †	685,400	28,135,670
Google Incorporated Class A †«	52,600	31,835,098

		75,841,688

IT Services : 7.32%
Cognizant Technology Solutions Corporation Class A †	262,600	19,253,832
MasterCard Incorporated	45,700	20,668,739
Visa Incorporated Class A «	220,200	27,080,196

		67,002,767

Semiconductors & Semiconductor Equipment : 1.49%
Avago Technologies Limited	396,300	13,664,424

Software : 3.79%
Autodesk Incorporated †	428,400	16,866,108
Citrix Systems Incorporated †	208,500	17,849,685

		34,715,793

Materials : 2.79%

Chemicals : 2.79%
Monsanto Company	335,400	25,550,772

2

WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name			Shares	Value
Telecommunication Services : 2.57%

Wireless Telecommunication Services : 2.57%
Crown Castle International Corporation †			415,700	$23,532,776

Total Common Stocks (Cost $652,358,472)				876,491,043

			Principal
Other : 0.44%
Gryphon Funding Limited, Pass-Through Entity (v)(a)(i)			$5,482,729	1,535,164
VFNC Corporation, Pass-Through Entity, 0.24% (v)(a)(i)144A±			6,021,326	2,528,957

Total Other (Cost $1,512,396)				4,064,121

Short-Term Investments : 9.42%
		Yield	Shares
Investments Companies: 9.42%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.11%	41,366,546	41,366,546
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.19	44,881,359	44,881,359

Total Short-Term Investments (Cost $86,247,905)				86,247,905

Total Investments in Securities (Cost $740,118,773)*	105.59%			966,803,069

Other Assets and Liabilities, Net	(5.59)			(51,173,454)

Total Net Assets	100.00%			$915,629,615

†	Non-income earning security
«	All or a portion of this security is on loan.
(v)	Security represents investment of cash collateral received from securities on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investment
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $745,932,932 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$221,570,963
Gross unrealized depreciation	(700,826)

Net unrealized appreciation	$220,870,137

3

WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND

NOTES TO PORTFOLIO OF INVESTMENTS – APRIL 30, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Endeavor Select Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Fund holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$876,491,043	$0	$0	$876,491,043
Other	0	0	4,064,121	4,064,121
Short-term investments
Investment companies	41,366,546	44,881,359	0	86,247,905

	$917,857,589	$44,881,359	$4,064,121	$966,803,069

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended April 30, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE GROWTH FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 96.81%

Consumer Discretionary : 19.53%

Auto Components : 0.42%
BorgWarner Incorporated †	520,000	$41,100,800
Gentex Corporation «	215,000	4,723,550

		45,824,350

Distributors : 0.56%
LKQ Corporation †	1,820,000	60,879,000

Hotels, Restaurants & Leisure : 2.06%
Las Vegas Sands Corporation	839,000	46,556,110
Life Time Fitness Incorporated †«	3,000,000	139,680,000
Starbucks Corporation	660,000	37,870,800

		224,106,910

Household Durables : 0.35%
Tempur-Pedic International Incorporated †«	643,000	37,834,120

Internet & Catalog Retail : 5.15%
Amazon.com Incorporated †	682,000	158,155,800
Groupon Incorporated †«	2,150,000	23,026,500
HomeAway Incorporated †«	3,145,670	81,944,704
priceline.com Incorporated †	291,000	221,398,620
Shutterfly Incorporated †«	2,480,000	77,177,600

		561,703,224

Multiline Retail : 1.07%
Dollar Tree Incorporated †	1,150,000	116,909,000

Specialty Retail : 8.39%
CarMax Incorporated †«	6,235,000	192,474,450
Dick’s Sporting Goods Incorporated «	3,538,000	179,022,800
DSW Incorporated Class A	75,000	4,219,500
GNC Holdings Incorporated Class A	175,000	6,779,383
Hibbett Sports Incorporated †«	1,125,000	67,185,000
O’Reilly Automotive Incorporated †	334,000	35,223,640
Tractor Supply Company «	2,070,000	203,708,700
Ulta Salon Cosmetics & Fragrance Incorporated	1,815,000	160,046,700
Vitamin Shoppe Incorporated †	1,409,000	66,321,630

		914,981,803

Textiles, Apparel & Luxury Goods : 1.53%
Coach Incorporated	769,000	56,260,040
Crocs Incorporated †«	1,200,000	24,240,000
Fossil Incorporated †«	130,000	16,987,100
lululemon athletica incorporated †«	660,000	48,932,400
Vera Bradley Incorporated †«	795,000	20,654,100

		167,073,640

Consumer Staples : 4.11%

Food & Staples Retailing : 3.61%
Fresh Market Incorporated †«	2,010,000	102,851,700

1

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE GROWTH FUND

Security Name	Shares	Value
Food & Staples Retailing (continued)
Whole Foods Market Incorporated	3,495,000	$290,329,650

		393,181,350

Personal Products : 0.50%
Estee Lauder Companies Incorporated Class A	835,000	54,567,250

Energy : 7.51%

Energy Equipment & Services : 0.95%
Schlumberger Limited	1,395,000	103,425,300

Oil, Gas & Consumable Fuels : 6.56%
Concho Resources Incorporated †	2,056,000	220,362,080
Continental Resources Incorporated †«	788,000	70,329,000
Energy XXI (Bermuda) Limited †	1,356,000	51,094,080
Oasis Petroleum Incorporated †«	1,351,000	44,677,570
Pioneer Natural Resources Company	2,845,000	329,507,900

		715,970,630

Financials : 3.65%

Capital Markets : 2.29%
Financial Engines Incorporated †«	2,337,000	53,377,080
LPL Investment Holdings Incorporated †	1,519,000	54,516,910
TD Ameritrade Holding Corporation	7,575,000	142,334,250

		250,228,240

Consumer Finance : 1.36%
American Express Company	2,454,000	147,755,340

Health Care : 12.68%

Biotechnology : 3.42%
Alexion Pharmaceuticals Incorporated †	3,285,000	296,701,200
Biogen Idec Incorporated †	236,000	31,626,360
BioMarin Pharmaceutical Incorporated †«	1,284,000	44,554,800

		372,882,360

Health Care Equipment & Supplies : 3.99%
Covidien plc	1,333,000	73,621,590
DexCom Incorporated †«	690,900	6,763,910
Edwards Lifesciences Corporation †	244,000	20,244,680
Intuitive Surgical Incorporated †	250,000	144,550,000
NxStage Medical Incorporated †«	3,195,000	54,315,000
St. Jude Medical Incorporated	2,135,000	82,667,200
Volcano Corporation †«	1,950,000	52,942,500

		435,104,880

Health Care Providers & Services : 0.35%
AmerisourceBergen Corporation	1,025,000	38,140,250

Health Care Technology : 1.31%
Cerner Corporation †«	1,761,041	142,802,815

Life Sciences Tools & Services : 1.63%
Mettler-Toledo International Incorporated †«	995,000	178,423,400

2

WELLS FARGO ADVANTAGE GROWTH FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Shares	Value
Pharmaceuticals : 1.98%
Allergan Incorporated	776,000	$74,496,000
Shire plc ADR	1,446,000	141,071,760

		215,567,760

Industrials : 7.44%

Aerospace & Defense : 0.50%
United Technologies Corporation	673,000	54,943,720

Air Freight & Logistics : 0.38%
C.H. Robinson Worldwide Incorporated «	552,000	32,976,480
United Parcel Service Incorporated Class B	100,000	7,814,000

		40,790,480

Commercial Services & Supplies : 0.12%
Ritchie Brothers Auctioneers Incorporated «	632,000	13,354,160

Machinery : 1.94%
Caterpillar Incorporated	344,000	35,352,880
Danaher Corporation	1,669,100	90,498,602
Joy Global Incorporated «	1,095,000	77,493,150
Rexnord Corporation †	373,090	8,237,827

		211,582,459

Road & Rail : 4.50%
Kansas City Southern	3,960,000	304,999,200
Norfolk Southern Corporation	1,675,000	122,157,750
Union Pacific Corporation	563,000	63,303,720

		490,460,670

Information Technology : 39.03%

Communications Equipment : 2.55%
Acme Packet Incorporated †	115,000	3,228,050
Aruba Networks Incorporated †	1,328,000	28,047,360
F5 Networks Incorporated †	400,000	53,572,000
QUALCOMM Incorporated	2,896,000	184,880,640
Riverbed Technology Incorporated †«	400,000	7,892,000

		277,620,050

Computers & Peripherals : 10.14%
Apple Incorporated †	1,408,000	822,609,920
EMC Corporation †«	10,040,000	283,228,400

		1,105,838,320

Internet Software & Services : 8.65%
eBay Incorporated †	5,875,000	241,168,750
Google Incorporated Class A †	473,000	286,273,790
LogMeIn Incorporated †«	2,050,000	73,820,500
Mercadolibre Incorporated «	842,000	81,455,080
Rackspace Hosting Incorporated †«	4,490,000	260,824,100

		943,542,220

3

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE GROWTH FUND

Security Name	Shares	Value
IT Services : 7.82%
Accenture plc	1,175,000	$76,316,250
Alliance Data Systems Corporation †	1,392,000	178,858,080
Cognizant Technology Solutions Corporation Class A †	4,275,000	313,443,000
MarketAxess Holdings Incorporated	391,200	13,422,072
MasterCard Incorporated	461,000	208,496,470
Vantiv Incorporated †	200,263	4,509,923
VeriFone Holdings Incorporated †«	1,213,000	57,787,320

		852,833,115

Semiconductors & Semiconductor Equipment : 2.66%
Altera Corporation	460,000	16,362,200
Analog Devices Incorporated	286,000	11,148,280
Avago Technologies Limited	2,351,000	81,062,480
Cavium Incorporated †	1,096,000	32,068,960
Maxim Integrated Products Incorporated	1,874,000	55,432,920
Microchip Technology Incorporated «	2,665,000	94,181,100

		290,255,940

Software : 7.21%
Broadsoft Incorporated †«	1,560,000	66,783,600
Check Point Software Technologies Limited †«	800,000	46,504,000
Citrix Systems Incorporated †	1,780,000	152,385,800
Fortinet Incorporated †	3,233,000	84,445,960
Qlik Technologies Incorporated †	730,000	21,031,300
Red Hat Incorporated †	2,353,000	140,262,330
Salesforce.com Incorporated †«	288,000	44,850,240
Solarwinds Incorporated †	1,300,000	60,983,000
Synchronoss Technologies Incorporated †«	1,860,000	58,218,000
Ultimate Software Group Incorporated †«	1,439,000	111,033,240

		786,497,470

Materials : 2.86%

Chemicals : 2.86%
Air Products & Chemicals Incorporated	247,000	21,116,030
Airgas Incorporated	275,000	25,201,000
Monsanto Company	1,150,000	87,607,000
Praxair Incorporated «	1,539,000	178,062,300

		311,986,330

Total Common Stocks (Cost $7,973,342,303)		10,557,066,556

Investment Companies : 0.74%
Ishares Russell 1000 Growth «	1,223,500	80,751,000

Total Investment Companies (Cost $72,512,019)		80,751,000

	Principal
Other : 0.04%
Gryphon Funding Limited, Pass-Through Entity (v)(a)(i)	$5,233,428	1,465,360
VFNC Corporation, Pass-Through Entity, 0.21% (v)(a)(i)±144A	5,747,535	2,413,964

Total Other (Cost $1,443,627)		3,879,324

4

WELLS FARGO ADVANTAGE GROWTH FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name		Yield	Shares	Value
Short-Term Investments : 11.85%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)		0.11%	258,392,937	$258,392,937
Wells Fargo Securities Lending Cash Investments, LLC (v)(u)(l)(r)		0.19	1,034,129,883	1,034,129,883

				1,292,522,820

Total Short-Term Investments (Cost $1,292,522,820)				1,292,522,820

Total Investments in Securities (Cost $9,339,820,769)*	109.44%			11,934,219,700

Other Assets and Liabilities, Net	(9.44)			(1,029,002,506)

Total Net Assets	100.00%			$10,905,217,194

†	Non-income earning security
«	All or a portion of this security is on loan.
(v)	Security represents investment of cash collateral received from securities on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
±	Variable rate investment
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(u)	Rate shown is the 7-day annualized yield at period end.
(l)	Investment in an affiliate.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $0 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,596,286,517
Gross unrealized depreciation	(60,059,650)

Net unrealized appreciation	$2,536,226,867

5

WELLS FARGO ADVANTAGE GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS – APRIL 30, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Growth Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Fund holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$10,557,066,556	$0	$0	$10,557,066,556
Investment companies	80,751,000	0	0	80,751,000
Other	0	0	3,879,324	3,879,324
Short-term investments
Investment companies	258,392,937	1,034,129,883	0	1,292,522,820

	$10,896,210,493	$1,034,129,883	$3,879,324	$11,934,219,700

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended April 30, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE INTRINSIC VALUE FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 93.74%

Consumer Discretionary : 7.48%

Auto Components : 0.18%
TRW Automotive Holdings Corporation †	14,930	$682,450

Media : 2.61%
Time Warner Incorporated	261,000	9,777,060

Multiline Retail : 1.50%
Nordstrom Incorporated	100,200	5,597,172

Specialty Retail : 3.19%
Home Depot Incorporated	231,000	11,963,490

Consumer Staples : 13.79%

Beverages : 5.12%
Diageo plc «	107,500	10,870,400
PepsiCo Incorporated	126,000	8,316,000

		19,186,400

Food & Staples Retailing : 1.59%
Safeway Incorporated «	293,000	5,956,690

Food Products : 7.08%
H.J. Heinz Company	154,000	8,209,740
The Hershey Company	153,000	10,252,530
Unilever NV	235,000	8,072,250

		26,534,520

Energy : 5.53%

Energy Equipment & Services : 1.58%
Schlumberger Limited	80,000	5,931,200

Oil, Gas & Consumable Fuels : 3.95%
Hess Corporation	170,000	8,863,800
QEP Resources Incorporated	193,000	5,946,330

		14,810,130

Financials : 15.44%

Capital Markets : 6.84%
Charles Schwab Corporation	565,000	8,079,500
Franklin Resources Incorporated	64,000	8,032,640
Northern Trust Corporation	200,000	9,518,000

		25,630,140

Commercial Banks : 6.26%
M&T Bank Corporation «	98,000	8,454,460
SunTrust Banks Incorporated	280,000	6,798,400
Zions Bancorporation «	403,000	8,217,170

		23,470,030

1

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTRINSIC VALUE FUND

Security Name	Shares	Value
Diversified Financial Services : 2.34%
JPMorgan Chase & Company	203,800	$8,759,324

Health Care : 10.51%

Health Care Equipment & Supplies : 3.68%
Baxter International Incorporated	144,000	7,979,040
Hospira Incorporated †	165,000	5,794,800

		13,773,840

Health Care Providers & Services : 1.81%
CIGNA Corporation	147,000	6,795,810

Pharmaceuticals : 5.02%
Abbott Laboratories	181,000	11,232,860
Eli Lilly & Company	183,000	7,574,370

		18,807,230

Industrials : 12.19%

Aerospace & Defense : 5.89%
Boeing Company	122,000	9,369,600
Huntington Ingalls Industries Incorporated †	83,000	3,274,350
Northrop Grumman Corporation	149,000	9,428,720

		22,072,670

Air Freight & Logistics : 2.02%
United Parcel Service Incorporated Class B	97,000	7,579,580

Machinery : 4.28%
Deere & Company	97,000	7,988,920
SPX Corporation	105,000	8,061,900

		16,050,820

Information Technology : 20.66%

Communications Equipment : 2.47%
QUALCOMM Incorporated	145,000	9,256,800

Computers & Peripherals : 6.00%
Apple Incorporated †	19,000	11,100,560
EMC Corporation †	404,000	11,396,840

		22,497,400

Internet Software & Services : 2.09%
eBay Incorporated †	191,000	7,840,550

IT Services : 3.01%
International Business Machines Corporation	54,500	11,285,860

Semiconductors & Semiconductor Equipment : 2.03%
Texas Instruments Incorporated	238,000	7,601,720

Software : 5.06%
Intuit Incorporated	165,500	9,594,035
Oracle Corporation	318,000	9,346,020

		18,940,055

2

WELLS FARGO ADVANTAGE INTRINSIC VALUE FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name			Shares	Value
Materials : 2.00%

Chemicals : 2.00%
Dow Chemical Company			221,000	$7,487,480

Telecommunication Services : 2.04%

Wireless Telecommunication Services : 2.04%
Vodafone Group plc ADR «			275,000	7,653,250

Utilities : 4.10%

Electric Utilities : 2.52%
Nextera Energy Incorporated			147,000	9,459,450

Gas Utilities : 1.58%
Questar Corporation			299,600	5,917,100

Total Common Stocks (Cost $269,662,647)				351,318,221

		Yield
Short-Term Investments : 10.50%
Investment Companies: 10.50%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.11%	17,096,181	17,096,181
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)		0.19	22,260,805	22,260,805

Total Short-Term Investments (Cost $39,356,986)				39,356,986

Total Investments in Securities (Cost $309,019,633)*	104.24%			390,675,207

Other Assets and Liabilities, Net	(4.24)			(15,902,277)

Total Net Assets	100.00%			$374,772,930

†	Non-income earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $309,529,216 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$83,470,411
Gross unrealized depreciation	(2,324,420)

Net unrealized appreciation	$81,145,991

3

WELLS FARGO ADVANTAGE INTRINSIC VALUE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – APRIL 30, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Intrinsic Value Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$351,318,221	$0	$0	$351,318,221
Short-term investments
Investment companies	17,096,181	22,260,805	0	39,356,986

	$368,414,402	$22,260,805	$0	$390,675,207

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended April 30, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE LARGE CAP CORE FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 98.95%

Consumer Discretionary : 14.55%

Media : 4.78%
CBS Corporation Class B	129,860	$4,330,831
Comcast Corporation Class A	134,737	4,086,573

		8,417,404

Specialty Retail : 9.77%
Foot Locker Incorporated	135,748	4,152,531
GNC Holdings Incorporated Class A	102,825	4,016,345
Home Depot Incorporated	91,543	4,741,012
Ross Stores Incorporated	70,095	4,317,151

		17,227,039

Consumer Staples : 6.01%

Food & Staples Retailing : 3.98%
CVS Caremark Corporation	89,101	3,975,687
Wal-Mart Stores Incorporated	51,637	3,041,936

		7,017,623

Personal Products : 2.03%
Herbalife Limited «	50,788	3,571,412

Energy : 13.69%

Energy Equipment & Services : 3.65%
Halliburton Company	100,430	3,436,715
National Oilwell Varco Incorporated	39,725	3,009,566

		6,446,281

Oil, Gas & Consumable Fuels : 10.04%
Chevron Corporation	36,894	3,931,425
ConocoPhillips	50,670	3,629,492
Denbury Resources Incorporated †	180,455	3,435,863
Exxon Mobil Corporation	43,291	3,737,745
Occidental Petroleum Corporation	32,430	2,958,265

		17,692,790

Financials : 10.96%

Capital Markets : 1.69%
Raymond James Financial Incorporated	80,976	2,965,341

Commercial Banks : 3.95%
Fifth Third Bancorp	238,678	3,396,388
US Bancorp	110,915	3,568,136

		6,964,524

Diversified Financial Services : 1.68%
JPMorgan Chase & Company	68,946	2,963,299

Insurance : 3.64%
ACE Limited	49,444	3,756,261

1

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE LARGE CAP CORE FUND

Security Name	Shares	Value
Insurance (continued)
MetLife Incorporated	73,916	$2,663,193

		6,419,454

Health Care : 14.33%

Biotechnology : 3.85%
Amgen Incorporated	48,468	3,446,559
Celgene Corporation †	45,734	3,334,923

		6,781,482

Health Care Providers & Services : 5.31%
Cardinal Health Incorporated	64,822	2,740,026
McKesson Corporation	34,393	3,143,864
UnitedHealth Group Incorporated	61,758	3,467,712

		9,351,602

Pharmaceuticals : 5.17%
Bristol-Myers Squibb Company	90,071	3,005,669
Johnson & Johnson	42,354	2,756,822
Questcor Pharmaceuticals Incorporated «†	74,710	3,354,479

		9,116,970

Industrials : 11.76%

Aerospace & Defense : 1.79%
United Technologies Corporation	38,645	3,154,978

Air Freight & Logistics : 1.94%
FedEx Corporation	38,705	3,415,329

Industrial Conglomerates : 4.23%
General Electric Company	178,966	3,504,154
Tyco International Limited	70,432	3,953,348

		7,457,502

Machinery : 3.80%
Danaher Corporation	65,183	3,534,222
Wabco Holdings Incorporated †	50,156	3,161,333

		6,695,555

Information Technology : 21.76%

Communications Equipment : 3.19%
Cisco Systems Incorporated	116,697	2,351,445
QUALCOMM Incorporated	51,150	3,265,416

		5,616,861

Computers & Peripherals : 4.53%
Apple Incorporated †	7,509	4,387,058
EMC Corporation †	127,368	3,593,051

		7,980,109

Internet Software & Services : 2.11%
IAC/InterActive Corporation	77,375	3,725,606

2

WELLS FARGO ADVANTAGE LARGE CAP CORE FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name			Shares	Value
IT Services : 4.49%
Alliance Data Systems Corporation «†			28,860	$3,708,221
International Business Machines Corporation			20,346	4,213,250

				7,921,471

Semiconductors & Semiconductor Equipment : 2.07%
Intel Corporation			128,688	3,654,739

Software : 5.37%
Microsoft Corporation			105,193	3,368,280
Oracle Corporation			112,144	3,295,912
Symantec Corporation †			169,458	2,799,446

				9,463,638

Materials : 2.12%

Chemicals : 2.12%
Rockwood Holdings Incorporated †			67,469	3,733,734

Telecommunication Services : 1.99%

Diversified Telecommunication Services : 1.99%
Verizon Communications Incorporated			86,814	3,505,549

Utilities : 1.78%

Electric Utilities : 1.78%
Duke Energy Corporation			146,762	3,145,111

Total Common Stocks (Cost $134,416,803)				174,405,403

			Principal
Other : 0.46%
Gryphon Funding Limited, Pass-Through Entity (v)(i)(a)			$1,089,079	304,942
VFNC Corporation, Pass-Through Entity, 0.24% (v)(i)(a)±144A			1,196,065	502,347

Total Other (Cost $300,420)				807,289

		Yield	Shares
Short-Term Investments : 6.30%

Investment Companies : 6.30%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.11%	1,334,704	1,334,704
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.19	9,762,655	9,762,655
Total Short-Term Investments (Cost $11,097,359)				11,097,359

Total Investments in Securities (Cost $145,814,582)*	105.71%			186,310,051

Other Assets and Liabilities, Net	(5.71)			(10,062,595)

Total Net Assets	100.00%			$176,247,456

«	All or a portion of this security is on loan.
†	Non-income earning security
(v)	Security represents investment of cash collateral received from securities on loan.
(i)	Illiquid security

3

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE LARGE CAP CORE FUND

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
±	Variable rate investment
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $146,249,599 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$41,512,818
Gross unrealized depreciation	(1,452,366)

Net unrealized appreciation	$40,060,452

4

WELLS FARGO ADVANTAGE LARGE CAP CORE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – April 30, 2012 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Large Cap Core Fund (the “Fund”) ..

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Fund holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$174,405,403	$0	$0	$174,405,403
Other	0	0	807,289	807,289
Short-term investments
Investment companies	1,334,704	9,762,655	0	11,097,359

	$175,740,107	$9,762,655	$807,289	$186,310,051

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended April 30, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 96.73%

Consumer Discretionary : 21.20%

Hotels, Restaurants & Leisure : 5.76%
Las Vegas Sands Corporation	43,620	$2,420,474
Marriott International Incorporated Class A «	67,000	2,619,030
McDonald’s Corporation	108,000	10,524,600
Starbucks Corporation	149,840	8,597,819
Wynn Resorts Limited	49,580	6,613,972

		30,775,895

Internet & Catalog Retail : 4.01%
Amazon.com Incorporated †	32,060	7,434,714
priceline.com Incorporated †	18,410	14,006,696

		21,441,410

Multiline Retail : 1.63%
Dollar Tree Incorporated †	86,000	8,742,760

Specialty Retail : 4.43%
CarMax Incorporated †	240,000	7,408,800
Dick’s Sporting Goods Incorporated «	90,000	4,554,000
O’Reilly Automotive Incorporated †	82,000	8,647,720
Ross Stores Incorporated	49,680	3,059,791

		23,670,311

Textiles, Apparel & Luxury Goods : 5.37%
Coach Incorporated	115,000	8,413,400
Fossil Incorporated †	53,000	6,925,510
Nike Incorporated Class B	65,000	7,271,550
VF Corporation	40,000	6,082,000

		28,692,460

Consumer Staples : 4.84%

Food & Staples Retailing : 3.30%
Costco Wholesale Corporation	60,000	5,290,200
Whole Foods Market Incorporated	149,000	12,377,430

		17,667,630

Food Products : 0.93%
Mead Johnson & Company	58,000	4,962,480

Personal Products : 0.61%
Estee Lauder Companies Incorporated Class A	49,680	3,246,588

Energy : 8.44%

Energy Equipment & Services : 3.15%
National Oilwell Varco Incorporated	105,000	7,954,800
Schlumberger Limited	120,000	8,896,800

		16,851,600

Oil, Gas & Consumable Fuels : 5.29%
Concho Resources Incorporated †	65,520	7,022,434
Continental Resources Incorporated «†	55,000	4,908,750
Occidental Petroleum Corporation	68,580	6,255,868

1

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND

Security Name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Company	87,000	$10,076,340

		28,263,392

Financials : 1.99%

Capital Markets : 0.98%
TD Ameritrade Holding Corporation	279,000	5,242,410

Consumer Finance : 1.01%
American Express Company	90,000	5,418,900

Health Care : 9.94%

Biotechnology : 3.03%
Alexion Pharmaceuticals Incorporated †	152,000	13,728,640
Biogen Idec Incorporated †	18,210	2,440,322

		16,168,962

Health Care Equipment & Supplies : 2.34%
Intuitive Surgical Incorporated †	14,550	8,412,810
St. Jude Medical Incorporated	105,670	4,091,542

		12,504,352

Health Care Providers & Services : 0.67%
AmerisourceBergen Corporation	96,700	3,598,207

Health Care Technology : 1.15%
Cerner Corporation †	76,000	6,162,840

Pharmaceuticals : 2.75%
Allergan Incorporated	77,620	7,451,520
Shire plc ADR	74,500	7,268,220

		14,719,740

Industrials : 8.63%

Aerospace & Defense : 1.76%
Precision Castparts Corporation	12,000	2,116,440
United Technologies Corporation	89,500	7,306,780

		9,423,220

Air Freight & Logistics : 0.50%
C.H. Robinson Worldwide Incorporated	44,990	2,687,703

Electrical Equipment : 0.51%
Emerson Electric Company «	51,330	2,696,878

Machinery : 3.06%
Caterpillar Incorporated	45,000	4,624,650
Danaher Corporation	145,000	7,861,900
Joy Global Incorporated	54,750	3,874,658

		16,361,208

Road & Rail : 2.80%
Norfolk Southern Corporation	73,930	5,391,715

2

WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Shares	Value
Road & Rail (continued)
Union Pacific Corporation	85,000	$9,557,400

		14,949,115

Information Technology : 37.50%

Communications Equipment : 4.50%
Cisco Systems Incorporated	170,000	3,425,500
F5 Networks Incorporated †	35,000	4,687,550
QUALCOMM Incorporated	250,000	15,960,000

		24,073,050

Computers & Peripherals : 10.14%
Apple Incorporated †	72,000	42,065,280
EMC Corporation †	430,000	12,130,300

		54,195,580

Internet Software & Services : 5.16%
eBay Incorporated †	274,000	11,247,700
Google Incorporated Class A †	27,000	16,341,210

		27,588,910

IT Services : 6.97%
Accenture plc	155,000	10,067,250
Cognizant Technology Solutions Corporation Class A †	170,000	12,464,400
MasterCard Incorporated	32,500	14,698,775

		37,230,425

Semiconductors & Semiconductor Equipment : 4.15%
Altera Corporation	61,610	2,191,468
Analog Devices Incorporated	105,470	4,111,221
ARM Holdings plc ADR «	88,000	2,229,040
Avago Technologies Limited	130,000	4,482,398
Maxim Integrated Products Incorporated	114,000	3,372,120
Microchip Technology Incorporated «	163,680	5,784,451

		22,170,698

Software : 6.58%
Check Point Software Technologies Limited «†	129,920	7,552,250
Citrix Systems Incorporated †	80,000	6,848,800
Red Hat Incorporated †	164,890	9,829,093
Salesforce.com Incorporated «†	48,820	7,602,739
VMware Incorporated †	30,000	3,351,600

		35,184,482

Materials : 4.19%

Chemicals : 4.19%
Air Products & Chemicals Incorporated	22,980	1,964,560
Ecolab Incorporated	49,980	3,183,226
Monsanto Company	90,000	6,856,200
Praxair Incorporated	90,000	10,413,000

		22,416,986

Total Common Stocks (Cost $399,592,827)		517,108,192

3

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND

Security Name			Principal	Value
Other : 0.17%
Gryphon Funding Limited, Pass-Through Entity (v)(a)(i)			$1,190,496	$333,339
VFNC Corporation, Pass-Through Entity, 0.21% (v)(a)(i)144A±			1,307,445	549,127

Total Other (Cost $328,395)				882,466

		Yield	Shares
Short-Term Investments : 7.67%

Investment Companies : 7.67%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.11%	17,850,911	17,850,911
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.19	23,171,818	23,171,818

Total Short-Term Investments (Cost $41,022,729)				41,022,729

Total Investments in Securities (Cost $440,943,951)*	104.57%			559,013,387

Other Assets and Liabilities, Net	(4.57)			(24,427,929)

Total Net Assets	100.00%			$534,585,458

«	All or a portion of this security is on loan.
†	Non-income earning security
(v)	Security represents investment of cash collateral received from securities on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investment
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $441,690,219 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$120,236,759
Gross unrealized depreciation	(2,913,591)

Net unrealized appreciation	$117,323,168

4

WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS – April 30, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Large Cap Growth Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Fund holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$517,108,192	$0	$0	$517,108,192
Other	0	0	882,466	882,466
Short-term investments
Investment companies	17,850,911	23,171,818	0	41,022,729

	$534,959,103	$23,171,818	$882,466	$559,013,387

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended April 30, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE LARGE COMPANY VALUE FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 96.87%

Consumer Discretionary : 10.76%

Hotels, Restaurants & Leisure : 1.13%
Starwood Hotels & Resorts Worldwide Incorporated	85,118	$5,038,986

Household Durables : 3.20%
Harman International Industries Incorporated	67,748	3,358,946
Newell Rubbermaid Incorporated	322,339	5,866,570
Toll Brothers Incorporated †	195,876	4,975,250

		14,200,766

Media : 3.15%
DIRECTV Group Incorporated †«	99,468	4,900,788
Omnicom Group Incorporated	88,238	4,527,492
Walt Disney Company	105,687	4,556,167

		13,984,447

Multiline Retail : 0.95%
Target Corporation	72,677	4,210,905

Specialty Retail : 2.33%
Home Depot Incorporated	199,539	10,334,125

Consumer Staples : 5.53%

Beverages : 0.92%
PepsiCo Incorporated	61,662	4,069,692

Food & Staples Retailing : 2.12%
CVS Caremark Corporation	211,107	9,419,594

Food Products : 1.18%
Sara Lee Corporation	238,529	5,257,179

Household Products : 1.31%
Procter & Gamble Company	91,092	5,797,095

Energy : 9.81%

Energy Equipment & Services : 2.06%
Nabors Industries Limited †	174,725	2,909,171
Noble Corporation «	163,994	6,241,612

		9,150,783

Oil, Gas & Consumable Fuels : 7.75%
Apache Corporation	44,665	4,285,160
ConocoPhillips Company	108,727	7,788,115
Devon Energy Corporation	69,473	4,852,689
Exxon Mobil Corporation	147,924	12,771,758
Whiting Petroleum Corporation †	82,262	4,705,386

		34,403,108

Financials : 27.21%

Capital Markets : 2.10%
Goldman Sachs Group Incorporated	37,644	4,334,707

1

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE LARGE COMPANY VALUE FUND

Security Name	Shares	Value
Capital Markets (continued)
State Street Corporation	108,026	$4,992,962

		9,327,669

Commercial Banks : 4.82%
Comerica Incorporated «	236,343	7,567,703
First Republic Bank Corporation †	207,468	6,852,668
KeyCorp	869,549	6,991,174

		21,411,545

Consumer Finance : 2.53%
Capital One Financial Corporation	125,564	6,966,291
SLM Corporation	287,612	4,265,286

		11,231,577

Diversified Financial Services : 6.86%
Bank of America Corporation	765,191	6,205,699
Berkshire Hathaway Incorporated Class B †	56,803	4,569,801
Citigroup Incorporated	207,892	6,868,752
JPMorgan Chase & Company	297,912	12,804,258

		30,448,510

Insurance : 6.68%
ACE Limited	113,403	8,615,226
MetLife Incorporated	211,261	7,611,734
The Hartford Financial Services Group Incorporated	205,552	4,224,094
The Travelers Companies Incorporated	143,291	9,216,477

		29,667,531

REITs : 4.22%
Alexandria Real Estate Equities Incorporated	78,642	5,891,859
Simon Property Group Incorporated	82,372	12,817,083

		18,708,942

Health Care : 11.67%

Health Care Equipment & Supplies : 0.96%
Stryker Corporation	77,767	4,243,745

Health Care Providers & Services : 1.96%
CIGNA Corporation	188,227	8,701,734

Pharmaceuticals : 8.75%
Abbott Laboratories	71,439	4,433,504
Hospira Incorporated †	134,514	4,724,132
Johnson & Johnson	116,810	7,603,163
Merck & Company Incorporated	179,641	7,049,113
Pfizer Incorporated	468,791	10,749,378
Teva Pharmaceutical Industries Limited ADR	94,239	4,310,492

		38,869,782

Industrials : 9.01%

Airlines : 0.84%
Southwest Airlines Company	451,636	3,739,546

2

WELLS FARGO ADVANTAGE LARGE COMPANY VALUE FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Shares	Value
Construction & Engineering : 0.87%
URS Corporation	93,031	$3,843,111

Industrial Conglomerates : 3.48%
General Electric Company	789,201	15,452,556

Machinery : 2.44%
Dover Corporation	102,179	6,402,536
Eaton Corporation	92,197	4,442,051

		10,844,587

Road & Rail : 1.38%
Norfolk Southern Corporation	83,760	6,108,617

Information Technology : 9.69%

Communications Equipment : 1.93%
Cisco Systems Incorporated	425,122	8,566,208

Computers & Peripherals : 3.55%
Apple Incorporated †	8,026	4,689,110
Dell Incorporated †	236,719	3,875,090
EMC Corporation †	254,490	7,179,163

		15,743,363

Internet Software & Services : 0.95%
Google Incorporated Class A †«	6,973	4,220,269

IT Services : 1.93%
Accenture plc	132,245	8,589,313

Semiconductors & Semiconductor Equipment : 1.33%
Maxim Integrated Products Incorporated	200,371	5,926,974

Materials : 2.62%

Chemicals : 2.07%
Ashland Incorporated	70,399	4,637,182
Huntsman Corporation	323,045	4,574,317

		9,211,499

Metals & Mining : 0.55%
Alcoa Incorporated	249,632	2,428,919

Telecommunication Services : 3.59%

Diversified Telecommunication Services : 3.59%
AT&T Incorporated	279,060	9,183,865
Verizon Communications Incorporated	166,924	6,740,391

		15,924,256

Utilities : 6.98%

Electric Utilities : 3.06%
Duke Energy Corporation «	345,894	7,412,508
Entergy Corporation	94,331	6,184,340

		13,596,848

3

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE LARGE COMPANY VALUE FUND

Security Name			Shares	Value
Multi-Utilities : 2.86%
Dominion Resources Incorporated			116,175	$6,063,173
NiSource Incorporated «			268,984	6,630,456

				12,693,629

Water Utilities : 1.06%
American Water Works Company Incorporated			136,867	4,686,325

Total Common Stocks (Cost $358,967,824)				430,053,735

			Principal
Other : 0.11%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)			$626,426	175,399
VFNC Corporation, Pass-Through Entity, 0.24% (a)(i)(v)144A±			687,963	288,944

Total Other (Cost $172,798)				464,343

Short-Term Investments : 10.30%

Investments in Securities: 10.30%		Yield	Shares
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)		0.11%	11,579,052	11,579,052
Wells Fargo Securities Lending Cash Investments, LLC (v)(u)(l)(r)		0.19	34,154,402	34,154,402

Total Short-Term Investments (Cost $45,733,454)				45,733,454

Total Investments in Securities (Cost $404,874,076) *	107.28%			476,251,532

Other Assets and Liabilities, Net	(7.28)			(32,308,587)

Total Net Assets	100.00%			$443,942,945

†	Non-income earning security
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(v)	Security represents investment of cash collateral received from securities on loan.
(u)	Rate shown is the 7-day annualized yield at period end.
(l)	Investment in an affiliate
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investment
*	Cost for federal income tax purposes is $411,811,121 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$68,649,343
Gross unrealized depreciation	(4,208,932)

Net unrealized appreciation	$64,440,411

4

WELLS FARGO ADVANTAGE LARGE COMPANY VALUE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – April 30, 2012 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Large Company Value Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Fund holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$430,053,735	$0	$0	$430,053,735
Other	0	0	464,343	464,343
Short-term investments
Investment companies	11,579,052	34,154,402	0	45,733,454

	$441,632,787	$34,154,402	$464,343	$476,251,532

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended April 30, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE OMEGA GROWTH FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 96.82%

Consumer Discretionary : 16.04%

Auto Components : 2.56%
BorgWarner Incorporated †«	148,400	$11,729,536
Delphi Automotive plc †	257,900	7,914,951

		19,644,487

Hotels, Restaurants & Leisure : 1.52%
Starbucks Corporation	202,920	11,643,550

Internet & Catalog Retail : 3.07%
Amazon.com Incorporated †	43,700	10,134,030
priceline.com Incorporated †	17,600	13,390,432

		23,524,462

Media : 3.01%
CBS Corporation Class B	291,100	9,708,185
Discovery Communications Incorporated †	268,400	13,336,796

		23,044,981

Multiline Retail : 1.87%
Dollar General Corporation †	302,671	14,364,766

Specialty Retail : 1.43%
Limited Brands Incorporated	220,700	10,968,790

Textiles, Apparel & Luxury Goods : 2.58%
lululemon athletica incorporated †«	102,900	7,629,006
Ralph Lauren Corporation	58,500	10,077,795
Tumi Holdings Incorporated †«	82,641	2,104,866

		19,811,667

Consumer Staples : 4.73%

Beverages : 1.14%
Monster Beverage Corporation †	134,900	8,763,104

Food & Staples Retailing : 1.22%
Whole Foods Market Incorporated	112,800	9,370,296

Food Products : 1.10%
Mead Johnson Nutrition Company	98,100	8,393,436

Personal Products : 1.27%
Estee Lauder Companies Incorporated Class A	149,400	9,763,290

Energy : 10.48%

Energy Equipment & Services : 3.38%
Ensco International plc ADR	132,400	7,235,660
Oil States International Incorporated †	111,300	8,857,254
Schlumberger Limited	132,700	9,838,378

		25,931,292

Oil, Gas & Consumable Fuels : 7.10%
Cabot Oil & Gas Corporation	172,800	6,072,192
Concho Resources Incorporated †	93,819	10,055,520

1

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE OMEGA GROWTH FUND

Security Name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corporation	138,700	$11,975,358
Pioneer Natural Resources Company	107,600	12,462,232
Plains Exploration & Product Company †	140,700	5,747,595
The Williams Companies Incorporated	239,100	8,136,573

		54,449,470

Financials : 1.90%

Consumer Finance : 0.99%
Capital One Financial Corporation	136,072	7,549,275

Real Estate Management & Development : 0.91%
CBRE Group Incorporated †	371,100	6,980,391

Health Care : 12.63%

Biotechnology : 3.85%
Alexion Pharmaceuticals Incorporated †	126,650	11,439,028
BioMarin Pharmaceutical Incorporated †«	212,470	7,372,709
Gilead Sciences Incorporated †	206,500	10,740,065

		29,551,802

Health Care Equipment & Supplies : 2.08%
Alere Incorporated †	244,692	5,845,692
Intuitive Surgical Incorporated †	17,500	10,118,500

		15,964,192

Health Care Providers & Services : 1.12%
Humana Incorporated	106,000	8,552,080

Health Care Technology : 1.49%
Cerner Corporation †	140,900	11,425,581

Life Sciences Tools & Services : 0.58%
Bruker BioSciences Corporation †	293,800	4,415,814

Pharmaceuticals : 3.51%
Abbott Laboratories	138,800	8,613,928
Novo Nordisk AS ADR	46,900	6,895,238
Shire plc ADR	116,900	11,404,764

		26,913,930

Industrials : 13.82%

Aerospace & Defense : 3.47%
Precision Castparts Corporation	69,600	12,275,352
Transdigm Group Incorporated †	113,700	14,339,844

		26,615,196

Electrical Equipment : 0.83%
Rockwell Automation Incorporated	82,600	6,388,284

Machinery : 3.29%
Caterpillar Incorporated	73,500	7,553,595
Chart Industries Incorporated †«	104,700	8,002,221
Cummins Incorporated	83,405	9,660,801

		25,216,617

2

WELLS FARGO ADVANTAGE OMEGA GROWTH FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Shares	Value
Marine : 1.18%
Kirby Corporation †	136,300	$9,046,231

Road & Rail : 2.90%
Hertz Global Holdings Incorporated †	473,700	7,299,717
Kansas City Southern	194,400	14,972,688

		22,272,405

Trading Companies & Distributors : 2.15%
W.W. Grainger Incorporated	35,342	7,344,774
Wesco International Incorporated †«	137,200	9,108,708

		16,453,482

Information Technology : 31.47%

Communications Equipment : 2.61%
F5 Networks Incorporated †	66,500	8,906,345
QUALCOMM Incorporated	174,200	11,120,928

		20,027,273

Computers & Peripherals : 9.05%
Apple Incorporated †	103,800	60,644,112
EMC Corporation †	191,700	5,407,857
NetApp Incorporated †	85,600	3,323,848

		69,375,817

Internet Software & Services : 3.55%
eBay Incorporated †	379,200	15,566,160
ExactTarget Incorporated †	145,404	3,927,362
Mercadolibre Incorporated	79,800	7,719,852

		27,213,374

IT Services : 7.07%
Cognizant Technology Solutions Corporation Class A †	165,600	12,141,792
Gartner Incorporated †	274,226	12,011,099
MasterCard Incorporated	29,800	13,477,646
Visa Incorporated Class A «	134,600	16,553,108

		54,183,645

Semiconductors & Semiconductor Equipment : 1.97%
ARM Holdings plc ADR	286,500	7,257,045
Avago Technologies Limited	228,800	7,889,024

		15,146,069

Software : 7.22%
Autodesk Incorporated †	259,200	10,204,704
BroadSoft Incorporated †«	201,800	8,639,058
Check Point Software Technologies Limited †«	129,749	7,542,309
Citrix Systems Incorporated †	119,700	10,247,517
CommVault Systems Incorporated †«	78,200	4,071,874
QLIK Technologies Incorporated †	122,274	3,522,714

3

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE OMEGA GROWTH FUND

Security Name			Shares	Value
Software (continued)
TIBCO Software Incorporated †			337,400	$11,100,460

				55,328,636

Materials : 3.99%

Chemicals : 3.99%
Airgas Incorporated			177,400	16,256,936
Monsanto Company			187,700	14,298,986

				30,555,922

Telecommunication Services : 1.76%

Wireless Telecommunication Services : 1.76%
SBA Communications Corporation Class A †«			250,977	13,487,504

Total Common Stocks (Cost $569,545,667)				742,337,111

		Yield
Short-Term Investments : 11.19%

Investment Companies: 11.19%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.11%	19,833,925	19,833,925
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.19	65,961,693	65,961,693

Total Short-Term Investments (Cost $85,795,618)				85,795,618

Total Investments in Securities (Cost $655,341,285)*	108.01%			828,132,729

Other Assets and Liabilities, Net	(8.01)			(61,443,659)

Total Net Assets	100.00%			$766,689,070

†	Non-income earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $656,457,254 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$178,278,071
Gross unrealized depreciation	(6,602,596)

Net unrealized appreciation	$171,675,475

4

WELLS FARGO ADVANTAGE OMEGA GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS – APRIL 30, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Omega Growth Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$742,337,111	$0	$0	$742,337,111
Short-term investments
Investment companies	19,833,925	65,961,693	0	85,795,618

	$762,171,036	$65,961,693	$0	$828,132,729

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended April 30, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE PREMIER LARGE COMPANY GROWTH FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 94.78%

Consumer Discretionary : 17.51%

Auto Components : 0.41%
BorgWarner Incorporated †«	72,000	$5,690,880

Distributors : 0.37%
LKQ Corporation †	155,500	5,201,475

Hotels, Restaurants & Leisure : 3.34%
Las Vegas Sands Corporation	101,500	5,632,235
McDonald’s Corporation	175,000	17,053,750
Starbucks Corporation	263,500	15,119,630
Wynn Resorts Limited	64,500	8,604,300

		46,409,915

Household Durables : 0.36%
Tempur-Pedic International Incorporated †«	85,500	5,030,820

Internet & Catalog Retail : 3.55%
Amazon.com Incorporated †	84,000	19,479,600
Groupon Incorporated †«	229,500	2,457,945
priceline.com Incorporated †	36,100	27,465,602

		49,403,147

Multiline Retail : 1.87%
Dollar Tree Incorporated †	183,000	18,603,780
Nordstrom Incorporated	132,000	7,373,520

		25,977,300

Specialty Retail : 6.38%
CarMax Incorporated †	783,500	24,186,645
Dick’s Sporting Goods Incorporated «	429,500	21,732,700
O’Reilly Automotive Incorporated †	173,500	18,297,310
Tractor Supply Company	248,000	24,405,680

		88,622,335

Textiles, Apparel & Luxury Goods : 1.23%
Coach Incorporated	141,000	10,315,560
Fossil Incorporated †	20,500	2,678,735
lululemon athletica incorporated †«	54,500	4,040,630

		17,034,925

Consumer Staples : 4.17%

Food & Staples Retailing : 3.36%
Costco Wholesale Corporation	92,500	8,155,725
Whole Foods Market Incorporated	465,000	38,627,550

		46,783,275

Food Products : 0.29%
Mead Johnson & Company	46,500	3,978,540

Personal Products : 0.52%
Estee Lauder Companies Incorporated Class A	110,400	7,214,640

1

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE PREMIER LARGE COMPANY GROWTH FUND

Security Name	Shares	Value
Energy : 8.27%

Energy Equipment & Services : 1.69%
National Oilwell Varco Incorporated	99,000	$7,500,240
Schlumberger Limited	216,500	16,051,310

		23,551,550

Oil, Gas & Consumable Fuels : 6.58%
Concho Resources Incorporated †	258,500	27,706,030
Continental Resources Incorporated †«	100,000	8,925,000
Energy XXI (Bermuda) Limited †	168,000	6,330,240
Oasis Petroleum Incorporated †	130,000	4,299,100
Occidental Petroleum Corporation	72,300	6,595,206
Pioneer Natural Resources Company	324,200	37,548,844

		91,404,420

Financials : 3.44%

Capital Markets : 2.01%
Ameriprise Financial Incorporated	120,500	6,532,305
LPL Investment Holdings Incorporated †«	141,000	5,060,490
TD Ameritrade Holding Corporation	867,800	16,305,962

		27,898,757

Consumer Finance : 1.43%
American Express Company	331,000	19,929,510

Health Care : 12.93%

Biotechnology : 3.85%
Alexion Pharmaceuticals Incorporated †	437,500	39,515,000
Biogen Idec Incorporated †	76,000	10,184,760
BioMarin Pharmaceutical Incorporated †	111,000	3,851,700

		53,551,460

Health Care Equipment & Supplies : 2.97%
Covidien plc	253,500	14,000,805
Intuitive Surgical Incorporated †	29,500	17,056,900
St. Jude Medical Incorporated	262,500	10,164,000

		41,221,705

Health Care Providers & Services : 0.61%
AmerisourceBergen Corporation	228,200	8,491,322

Health Care Technology : 1.58%
Cerner Corporation †	269,700	21,869,973

Life Sciences Tools & Services : 2.05%
Mettler-Toledo International Incorporated †«	159,000	28,511,880

Pharmaceuticals : 1.87%
Allergan Incorporated	98,200	9,427,200
Shire plc ADR	170,000	16,585,200

		26,012,400

2

WELLS FARGO ADVANTAGE PREMIER LARGE COMPANY GROWTH FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Shares	Value
Industrials : 8.90%

Aerospace & Defense : 1.05%
United Technologies Corporation	179,000	$14,613,560

Air Freight & Logistics : 0.86%
C.H. Robinson Worldwide Incorporated	115,000	6,870,100
United Parcel Service Incorporated Class B	65,500	5,118,170

		11,988,270

Electrical Equipment : 0.13%
Polypore International Incorporated †«	49,500	1,848,825

Machinery : 1.97%
Caterpillar Incorporated	49,000	5,035,730
Danaher Corporation	255,000	13,826,100
Joy Global Incorporated	119,300	8,442,861

		27,304,691

Road & Rail : 4.89%
Kansas City Southern	504,700	38,871,994
Norfolk Southern Corporation	208,200	15,184,026
Union Pacific Corporation	124,000	13,942,560

		67,998,580

Information Technology : 36.73%

Communications Equipment : 3.02%
Cisco Systems Incorporated	428,500	8,634,275
F5 Networks Incorporated †	46,000	6,160,780
QUALCOMM Incorporated	408,000	26,046,720
Riverbed Technology Incorporated †	55,000	1,085,150

		41,926,925

Computers & Peripherals : 10.15%
Apple Incorporated †	180,500	105,455,320
EMC Corporation †	1,263,500	35,643,335

		141,098,655

Internet Software & Services : 7.30%
eBay Incorporated †	726,500	29,822,825
Google Incorporated Class A †	66,800	40,429,364
Mercadolibre Incorporated	60,000	5,804,400
Rackspace Hosting Incorporated †	436,500	25,356,285

		101,412,874

IT Services : 8.77%
Accenture plc	389,000	25,265,550
Alliance Data Systems Corporation †«	168,500	21,650,565
Cognizant Technology Solutions Corporation Class A †	534,000	39,152,880
MasterCard Incorporated	61,500	27,814,605
VeriFone Holdings Incorporated †	168,500	8,027,340

		121,910,940

Semiconductors & Semiconductor Equipment : 3.14%
Altera Corporation	62,000	2,205,340
Analog Devices Incorporated	125,200	4,880,296

3

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE PREMIER LARGE COMPANY GROWTH FUND

Security Name			Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Avago Technologies Limited			303,500	$10,464,680
Cavium Incorporated †			165,500	4,842,530
Maxim Integrated Products Incorporated			265,000	7,838,700
Microchip Technology Incorporated «			381,000	13,464,540

				43,696,086

Software : 4.35%
Check Point Software Technologies Limited †«			155,500	9,039,215
Citrix Systems Incorporated †			215,000	18,406,150
Red Hat Incorporated †			317,000	18,896,370
Salesforce.com Incorporated †«			50,000	7,786,500
VMware Incorporated †			57,000	6,368,040

				60,496,275

Materials : 2.83%

Chemicals : 2.83%
Air Products & Chemicals Incorporated			33,000	2,821,170
Monsanto Company			187,300	14,268,514
Praxair Incorporated			192,400	22,260,680

				39,350,364

Total Common Stocks (Cost $973,625,824)				1,317,436,274

Investment Companies : 1.39%
iShares Russell 1000 Growth			292,629	19,313,514
Total Investment Companies (Cost $17,482,776)				19,313,514

			Principal
Other : 0.07%
Gryphon Funding Limited, Pass-Through Entity (v)(a)(i)			$1,295,405	362,713
VFNC Corporation, Pass-Through Entity, 0.24% (v)(a)(i)144A±			1,422,660	597,517

Total Other (Cost $357,334)				960,230

		Yield	Shares
Short-Term Investments : 7.45%

Investment Companies : 7.45%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.11%	46,720,962	46,720,962
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.19	56,792,147	56,792,147
Total Short-Term Investments (Cost $103,513,109)				103,513,109

Total Investments in Securities (Cost $1,094,979,043)*	103.69%			1,441,223,127

Other Assets and Liabilities, Net	(3.69)			(51,307,263)

Total Net Assets	100.00%			$1,389,915,864

†	Non-income earning security
«	All or a portion of this security is on loan.
(v)	Security represents investment of cash collateral received from securities on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security

4

WELLS FARGO ADVANTAGE PREMIER LARGE COMPANY GROWTH FUND	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investment
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $1,098,095,585 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$347,964,759
Gross unrealized depreciation	(4,837,217)

Net unrealized appreciation	$343,127,542

5

WELLS FARGO ADVANTAGE PREMIER LARGE COMPANY GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS – April 30, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Premier Large Company Growth Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Fund holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$1,317,436,274	$0	$0	$1,317,436,274
Investment companies	19,313,514	0	0	19,313,514
Other	0	0	960,230	960,230
Short-term investments
Investment companies	46,720,962	56,792,147	0	103,513,109

	$1,383,470,750	$56,792,147	$960,230	$1,441,223,127

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended April 30, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE STRATEGIC LARGE CAP GROWTH FUND^	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Shares	Value
Common Stocks : 97.53%

Consumer Discretionary : 21.53%

Hotels, Restaurants & Leisure : 5.76%
Las Vegas Sands Corporation	65,000	$3,606,850
Marriott International Incorporated Class A	79,000	3,088,110
McDonald’s Corporation	127,000	12,376,150
Starbucks Corporation	177,000	10,156,260
Wynn Resorts Limited	50,000	6,670,000

		35,897,370

Internet & Catalog Retail : 4.13%
Amazon.com Incorporated †	37,000	8,580,300
Priceline.com Incorporated †	22,500	17,118,450

		25,698,750

Multiline Retail : 1.71%
Dollar Tree Incorporated †«	105,000	10,674,300

Specialty Retail : 4.61%
CarMax Incorporated †«	296,000	9,137,520
Dick’s Sporting Goods Incorporated «	110,000	5,566,000
O’Reilly Automotive Incorporated †	100,000	10,546,000
Ross Stores Incorporated	56,000	3,449,040

		28,698,560

Textiles, Apparel & Luxury Goods : 5.32%
Coach Incorporated	137,000	10,022,920
Fossil Incorporated †«	65,000	8,493,550
Nike Incorporated Class B	76,000	8,502,120
VF Corporation	40,000	6,082,000

		33,100,590

Consumer Staples : 4.67%

Food & Staples Retailing : 3.32%
Costco Wholesale Corporation	70,000	6,171,900
Whole Foods Market Incorporated	175,000	14,537,250

		20,709,150

Food Products : 0.95%
Mead Johnson Nutrition Company	69,000	5,903,640

Personal Products : 0.40%
Estee Lauder Companies Incorporated Class A	38,000	2,483,300

Energy : 8.40%

Energy Equipment & Services : 3.21%
National Oilwell Varco Incorporated	125,070	9,475,303
Schlumberger Limited	142,000	10,527,880

		20,003,183

Oil, Gas & Consumable Fuels : 5.19%
Concho Resources Incorporated †	77,000	8,252,860
Continental Resources Incorporated †«	51,120	4,562,460

1

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE STRATEGIC LARGE CAP GROWTH FUND^

Security Name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corporation	80,510	$7,344,122
Pioneer Natural Resources Company	105,000	12,161,100

		32,320,542

Financials : 2.43%

Capital Markets : 0.99%
TD Ameritrade Holding Corporation	327,000	6,144,330

Commercial Banks : 0.40%
Precision Castparts Corporation	14,000	2,469,180

Consumer Finance : 1.04%
American Express Company	108,000	6,502,680

Health Care : 10.17%

Biotechnology : 3.17%
Alexion Pharmaceuticals Incorporated †	183,000	16,528,560
Biogen Idec Incorporated †	24,000	3,216,240

		19,744,800

Health Care Equipment & Supplies : 2.36%
Intuitive Surgical Incorporated †	17,000	9,829,400
St. Jude Medical Incorporated	126,310	4,890,723

		14,720,123

Health Care Providers & Services : 0.68%
AmerisourceBergen Corporation	114,000	4,241,940

Health Care Technology : 1.16%
Cerner Corporation †	89,000	7,217,010

Pharmaceuticals : 2.80%
Allergan Incorporated	92,000	8,832,000
Shire plc ADR	88,090	8,594,060

		17,426,060

Industrials : 8.28%

Aerospace & Defense : 1.44%
United Technologies Corporation	110,000	8,980,400

Air Freight & Logistics : 0.50%
C.H. Robinson Worldwide Incorporated	52,000	3,106,480

Electrical Equipment : 0.51%
Emerson Electric Company «	60,000	3,152,400

Industrial Conglomerates : 1.46%
Danaher Corporation	168,000	9,108,960

Machinery : 1.52%
Caterpillar Incorporated	48,000	4,932,960
Joy Global Incorporated	64,260	4,547,680

		9,480,640

2

WELLS FARGO ADVANTAGE STRATEGIC LARGE CAP GROWTH FUND^	PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)

Security Name	Shares	Value
Road & Rail : 2.85%
Norfolk Southern Corporation	92,820	$6,769,363
Union Pacific Corporation	97,530	10,966,273

		17,735,636

Information Technology : 37.89%

Communications Equipment : 4.46%
Cisco Systems Incorporated	188,000	3,788,200
F5 Networks Incorporated †	41,000	5,491,130
QUALCOMM Incorporated	290,000	18,513,600

		27,792,930

Computers & Peripherals : 10.15%
Apple Incorporated †	84,000	49,076,160
EMC Corporation †	500,000	14,105,000

		63,181,160

Internet Software & Services : 5.19%
eBay Incorporated †	323,000	13,259,150
Google Incorporated Class A †	31,500	19,064,745

		32,323,895

IT Services : 7.12%
Accenture plc	185,000	12,015,750
Cognizant Technology Solutions Corporation Class A †	200,000	14,664,000
MasterCard Incorporated Class A	39,000	17,638,530

		44,318,280

Semiconductors & Semiconductor Equipment : 4.21%
Altera Corporation	60,000	2,134,200
Analog Devices Incorporated	125,000	4,872,500
ARM Holdings plc ADR	107,000	2,710,311
Avago Technologies Limited	146,380	5,047,182
Maxim Integrated Products Incorporated	136,000	4,022,880
Microchip Technology Incorporated «	210,000	7,421,400

		26,208,473

Software : 6.76%
Check Point Software Technologies Limited †«	153,000	8,893,890
Citrix Systems Incorporated †	93,000	7,961,730
Red Hat Incorporated †	205,000	12,220,050
Salesforce.com Incorporated †«	58,000	9,032,340
VMware Incorporated †	35,700	3,988,404

		42,096,414

Materials : 4.16%

Chemicals : 4.16%
Air Products & Chemicals Incorporated	27,000	2,308,230
Ecolab Incorporated	56,840	3,620,140
Monsanto Company	98,000	7,465,640
Praxair Incorporated	108,000	12,495,600

		25,889,610

3

PORTFOLIO OF INVESTMENTS — April 30, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE STRATEGIC LARGE CAP GROWTH FUND^

Security Name		Yield	Shares	Value
Total Common Stocks (Cost $466,645,536)				$607,330,786

Short-Term Investments : 8.87%

Investment Companies : 8.87%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.11%	15,514,201	15,514,201
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.19	39,725,975	39,725,975

Total Short-Term Investments (Cost $55,240,176)				55,240,176

Total Investments in Securities (Cost $521,885,712)*	106.40%			662,570,962

Other Assets and Liabilities, Net	(6.40)			(39,850,506)

Total Net Assets	100.00%			$622,720,456

^	After the close of business on June 15, 2012, the Fund merged into Wells Fargo Advantage Large Cap Growth Fund and shareholders of the Fund became shareholders of Wells Fargo Advantage Large Cap Growth Fund.
†	Non-income earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $525,423,958 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$140,769,414
Gross unrealized depreciation	(3,622,410)

Net unrealized appreciation	$137,147,004

4

WELLS FARGO ADVANTAGE STRATEGIC LARGE CAP GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS – April 30, 2012 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Strategic Large Cap Growth Fund (the “Fund”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$607,330,786	$0	$0	$607,330,786

Short-term investments
Investment companies	15,514,201	39,725,975	0	55,240,176

	$622,844,987	$39,725,975	$0	$662,570,962

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended April 30, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a list of common abbreviations for terms and entities which may have appeared in the portfolio of investments.

ACB — Agricultural Credit Bank

ADR — American Depository Receipt

ADS — American Depository Shares

AGC-ICC — Assured Guaranty Corporation - Insured Custody Certificates

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

AUD — Australian Dollar

BAN — Bond Anticipation Notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazil Real

CAB — Capital Appreciation Bond

CAD — Canadian Dollar

CCAB — Convertible Capital Appreciation Bond

CDA — Community Development Authority

CDO — Collateralized Debt Obligation

CHF — Swiss Franc

COP — Certificate of Participation

CR — Custody Receipts

DKK — Danish Krone

DRIVER — Derivative Inverse Tax-Exempt Receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-Traded Fund

EUR — Euro

FFCB — Federal Farm Credit Bank

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Authority

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British Pound

GDR — Global Depository Receipt

GNMA — Government National Mortgage Association

GO — General Obligation

HCFR — Healthcare Facilities Revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher Education Facilities Authority Revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong Dollar

HUF — Hungarian Forint

IBC — Insured Bond Certificate

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial Development Revenue

IEP — Irish Pound

JPY — Japanese Yen

KRW — Republic of Korea Won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity Agreement

LLC — Limited Liability Company

LLP — Limited Liability Partnership

LOC — Letter of Credit

LP — Limited Partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multi-Family Housing Revenue

MSTR — Municipal Securities Trust Receipts

MTN — Medium Term Note

MUD — Municipal Utility District

MXN — Mexican Peso

MYR — Malaysian Ringgit

NATL-RE — National Public Finance Guarantee Corporation

NOK — Norwegian Krone

NZD — New Zealand Dollar

PCFA — Pollution Control Finance Authority

PCR — Pollution Control Revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable Floating Option Tax-Exempt Receipts

plc — Public Limited Company

PLN — Polish Zloty

PUTTER — Puttable Tax-Exempt Receipts

R&D — Research & Development

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real Estate Investment Trust

ROC — Reset Option Certificates

SAVRS — Select Auction Variable Rate Securities

SBA — Small Business Authority

SEK — Swedish Krona

SFHR — Single Family Housing Revenue

SFMR — Single Family Mortgage Revenue

SGD — Singapore Dollar

SKK — Slovakian Koruna

SPA — Standby Purchase Agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate Trading of Registered Interest and Principal Securities

TAN — Tax Anticipation Notes

TBA — To Be Announced

TIPS — Treasury Inflation-Protected Securities

TRAN — Tax Revenue Anticipation Notes

TCR — Transferable Custody Receipts

TRY — Turkish Lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

XLCA — XL Capital Assurance

ZAR — South African Rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	June 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	June 25, 2012

By:	/s/ Kasey L. Phillips

Kasey L. Phillips
Treasurer

Date:	June 25, 2012